[Graphic]

              ANNUAL
              REPORT

 JUNE 1, 1999 - SEPTEMBER 30, 1999

-----------------------------------

        INSTITUTIONAL AND

          RETAIL FUNDS



[logo]NORWEST
      -------------------------------------------
      ADVANTAGE FUNDS-Registered Trademark-











         BALANCED FUNDS
----------------------------------

       Strategic Income Fund

      Moderate Balanced Fund

       Growth Balanced Fund

 Aggressive Balanced-Equity Fund



          EQUITY FUNDS
----------------------------------

          Index Fund

      Income Equity Fund

   Diversified Equity Fund

     Growth Equity Fund

   Large Company Growth Fund

   Diversified Small Cap Fund

  Small Cap Opportunities Fund

   Small Company Growth Fund

     International Fund



       PERFORMA FUNDS
---------------------------------

Performa Disciplined Growth Fund

 Performa Small Cap Value Fund


Not FDIC insured. - No bank guarantee. - May lose value.

 TABLE OF CONTENTS                                            SEPTEMBER 30, 1999

--------------------------------------------------------------------------------

                                                                     PAGE
                                                                   --------

MESSAGE TO OUR SHAREHOLDERS.................................           1
INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA............           2
         Strategic Income Fund..............................           2
         Moderate Balanced Fund.............................           3
         Growth Balanced Fund...............................           4
         Aggressive Balanced-Equity Fund....................           5
         Index Fund.........................................           6
         Income Equity Fund.................................           7
         Diversified Equity Fund............................           8
         Growth Equity Fund.................................           9
         Large Company Growth Fund..........................          10
         Diversified Small Cap Fund.........................          11
         Small Cap Opportunities Fund.......................          12
         Small Company Growth Fund..........................          13
         International Fund.................................          14
         Performa Disciplined Growth Fund...................          15
         Performa Small Cap Value Fund......................          16

                          NORWEST ADVANTAGE FUNDS
Independent Auditors' Report................................          17
Statements of Assets and Liabilities........................          18
Statements of Operations....................................          20
Statements of Changes in Net Assets.........................          26
Financial Highlights........................................          32
Notes to Financial Highlights...............................          40
Notes to Financial Statements...............................          41
Schedules of Investments....................................          47
         Strategic Income Fund..............................          47
         Moderate Balanced Fund.............................          47
         Growth Balanced Fund...............................          47
         Aggressive Balanced-Equity Fund....................          47
         Index Fund.........................................          48
         Income Equity Fund.................................          48
         Diversified Equity Fund............................          48
         Growth Equity Fund.................................          48
         Large Company Growth Fund..........................          48
         Diversified Small Cap Fund.........................          48
         Small Cap Opportunities Fund.......................          48
         Small Company Growth Fund..........................          50
         International Fund.................................          50
         Notes to Schedules of Investments..................          51

                     NORWEST ADVANTAGE PERFORMA FUNDS
Independent Auditors' Report................................          54
Statements of Assets and Liabilities........................          55
Statements of Operations....................................          56
Statements of Changes in Net Assets.........................          57
Financial Highlights........................................          58
Notes to Financial Statements...............................          59
Supplementary Information (Unaudited).......................          61
Schedules of Investments....................................          62
         Performa Disciplined Growth Fund...................          62
         Performa Small Cap Value Fund......................          62

                                                                          [LOGO]

 TABLE OF CONTENTS (CONCLUDED)                                SEPTEMBER 30, 1999

--------------------------------------------------------------------------------

                                                                     PAGE
                                                                   --------
                           CORE TRUST (DELAWARE)
Independent Auditors' Report................................          65
Statements of Assets and Liabilities........................          66
Statements of Operations....................................          68
Statements of Changes in Net Assets.........................          72
Financial Highlights........................................          74
Notes to Financial Statements...............................          75
Schedules of Investments....................................          80
         Index Portfolio....................................          80
         Income Equity Portfolio............................          86
         Disciplined Growth Portfolio.......................          87
         Large Company Growth Portfolio.....................          88
         Small Cap Index Portfolio..........................          89
         Small Cap Value Portfolio..........................          96
         Small Company Value Portfolio......................          97
         Small Company Growth Portfolio.....................          99
         International Portfolio............................         101
         International Equity Portfolio.....................         103
         Notes to Schedules of Investments..................         105

                                                                          [LOGO]

 A MESSAGE TO OUR SHAREHOLDERS

--------------------------------------------------------------------------------

                                                     November 1, 1999

           To Our Shareholders:

               We are pleased to present the 1999 Annual Report for the Norwest Advantage Equity and Balanced Funds for the four-month period ended September 30, 1999. This report includes our eleven equity funds and four balanced funds.

               This special report reflects a change in the Funds' fiscal year-end to September 30 from May 31. We have made this change to improve our reporting process, and it will not impact the performance or objective of your investment. Because of the new year-end, this report is the second annual report we have sent you over the last four months. Our discussions will focus on the most recent period.

               During the period, the Federal Reserve Board (the "Fed") raised short-term interest rates. Despite the interest rate increase during the period, the nation's economy remained strong. Earnings for U.S. companies were robust, we had a budget surplus, inflation and unemployment remained low, and Americans seemed confident about the future. We were also in the midst of a prolonged bull market, which made U.S. capital markets attractive to investors both at home and abroad. By the end of the period, however, stocks suffered a setback, hurt by worries over Fed tightening and higher interest rates early in the period, and by a weaker dollar and rising commodity prices in September 1999. By late September, both the Dow Jones Industrial Average (the "DJIA") and the S&P 500 Index were off by approximately 10% from their summer peaks. While investors can expect some potential volatility toward the end of the year due to Y2K concerns, the Year 2000 is expected to have a minimal impact on the U.S. because companies are prepared for the event.

               The interest rate increase was good news for the bond markets, which had discounted the Fed tightening in response to a strong economy before the rate increase. Although the DJIA reached record highs during the period, stocks have not outperformed bonds since the May-June period. The increase helped restore order to the bond market, which had seen prices tumble and yields rise above 6% on the benchmark 30-year U.S. Treasury bond. The higher the bond yields move, the more likely investors will be to switch from stocks to the safety of bonds.

               As you read through this report and review the performance of the Funds within your portfolio, we encourage you to keep long-term goals in mind when making investment decisions. We recommend that you continually review your investment portfolio with your financial consultant to determine an appropriate mix of investments to meet your ongoing needs. If you have any questions or need information, please contact us at 1-800-338-1348 or 612-667-8833, option 2.

               Thank you for choosing Norwest Advantage Funds.

                                       Sincerely,

                                       /s/John Y. Keffer
                                       ------------------------------
                                       John Y. Keffer
                                         CHAIRMAN, NORWEST ADVANTAGE
                                         FUNDS

                                                                          [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA             SEPTEMBER 30, 1999

--------------------------------------------------------------------------------

 STRATEGIC INCOME FUND

This Fund, which has a 20 percent stock and 80 percent bond mix, posted a gain of 0.40% for the four-month period ended September 30, 1999.

Although value stocks made a brief rally during the second quarter of 1999, investors continued to move back to growth stocks for most of the four-month period. Stock market investors experienced a tug-of-war between solid earnings growth versus higher inflation and interest rate expectations. During the period, the Federal Reserve Board raised short-term interest rates, which hurt stocks in the utility, deep cyclical and financial sectors. Growing investor uncertainty linked to possible further rate hikes hurt value stocks more than growth-style stocks. Increasing concern over the impact of Y2K on stock performance throughout the remainder of the year and into early 2000, contributed to volatility in the markets.

During the period, interest rates moved higher for the third quarter in a row. However, during September, the coupon received by bondholders was enough to provide positive total returns for the bond segment of the Fund during the period. High yield spreads and nominal yields currently exceed historical averages, setting the stage for improved performance as Y2K concerns subside.

The diversified equity style, which makes up 20 percent of the Fund's assets, returned -0.56% during the period. The portfolio is comprised of large cap growth and value stocks, small company growth and value issues, and non-U.S. stocks. The diversified bond style, which makes up 55 percent of the Fund, returned 0.31%. This portfolio consists of high quality U.S. government and agency bonds, corporate issues, as well as asset-backed and mortgage-backed instruments. The stable income component, which emphasizes diversified, high-quality, shorter maturity bonds, makes up 25 percent of the Fund's assets and contributed 1.36% to the Fund.

THE OPINIONS EXPRESSED REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH SEPTEMBER 30, 1999. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
STRATEGIC INCOME FUND ("FUND") VS. STANDARD & POOR'S 500 INDEX ("S&P INDEX") AND
    LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE INDEX ("LEHMAN INDEX")
--------------------------------------------------------------------------------
The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, over the past 10 fiscal year periods. The result is compared with two broad-based securities market indices. The Fund's total return includes operating expenses that reduce returns, while the total returns of the Indices do not. Total return of the Fund would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed. The Fund is professionally managed while the Indices are unmanaged and are not available for investment. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                               AVERAGE ANNUAL TOTAL RETURN
                                AS OF SEPTEMBER 30, 1999
                                ------------------------
                                           S&P        LEHMAN
                            I SHARES*     INDEX       INDEX
                            ---------     -----       -----
ONE YEAR                        6.87%      27.79%       0.63%
FIVE YEAR                       9.99%      25.01%       7.05%
TEN YEAR                        8.84%      16.79%       7.60%
VALUE SEPTEMBER 30, 1999     $23,322     $47,261     $20,819

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          I SHARES  S&P INDEX  LEHMAN INDEX
9/30/89    $10,000    $10,000       $10,000
10/31/89   $10,026     $9,768       $10,212
11/30/89   $10,130     $9,966       $10,309
12/31/89   $10,224    $10,205       $10,337
1/31/90    $10,060     $9,521       $10,271
2/28/90    $10,126     $9,644       $10,309
3/31/90    $10,227     $9,900       $10,322
4/30/90    $10,195     $9,653       $10,286
5/31/90    $10,565    $10,592       $10,512
6/30/90    $10,690    $10,521       $10,653
7/31/90    $10,720    $10,487       $10,801
8/31/90    $10,465     $9,540       $10,757
9/30/90    $10,368     $9,077       $10,840
10/31/90   $10,436     $9,038       $10,965
11/30/90   $10,663     $9,621       $11,132
12/31/90   $10,807     $9,889       $11,285
1/31/91    $11,045    $10,319       $11,399
2/28/91    $11,319    $11,056       $11,490
3/31/91    $11,473    $11,323       $11,568
4/30/91    $11,526    $11,350       $11,694
5/31/91    $11,722    $11,838       $11,765
6/30/91    $11,586    $11,296       $11,774
7/31/91    $11,819    $11,822       $11,904
8/31/91    $12,017    $12,102       $12,132
9/30/91    $12,090    $11,899       $12,340
10/31/91   $12,236    $12,058       $12,481
11/30/91   $12,190    $11,574       $12,625
12/31/91   $12,634    $12,896       $12,933
1/31/92    $12,615    $12,655       $12,815
2/29/92    $12,663    $12,819       $12,865
3/31/92    $12,592    $12,570       $12,815
4/30/92    $12,691    $12,939       $12,927
5/31/92    $12,828    $13,002       $13,128
6/30/92    $12,856    $12,809       $13,322
7/31/92    $12,941    $13,332       $13,587
8/31/92    $12,964    $13,059       $13,723
9/30/92    $13,101    $13,213       $13,910
10/31/92   $13,076    $13,258       $13,729
11/30/92   $13,273    $13,708       $13,681
12/31/92   $13,398    $13,877       $13,860
1/31/93    $13,440    $13,992       $14,130
2/28/93    $13,464    $14,183       $14,354
3/31/93    $13,654    $14,482       $14,411
4/30/93    $13,617    $14,132       $14,526
5/31/93    $13,760    $14,509       $14,494
6/30/93    $13,852    $14,552       $14,722
7/31/93    $13,915    $14,493       $14,757
8/31/93    $14,227    $15,042       $14,992
9/30/93    $14,293    $14,923       $15,055
10/31/93   $14,393    $15,232       $15,096
11/30/93   $14,258    $15,087       $15,011
12/31/93   $14,438    $15,270       $15,080
1/31/94    $14,667    $15,788       $15,247
2/28/94    $14,488    $15,360       $15,022
3/31/94    $14,234    $14,691       $14,774
4/30/94    $14,269    $14,880       $14,673
5/31/94    $14,288    $15,123       $14,684
6/30/94    $14,184    $14,753       $14,685
7/31/94    $14,391    $15,237       $14,897
8/31/94    $14,582    $15,861       $14,943
9/30/94    $14,487    $15,474       $14,805
10/31/94   $14,537    $15,820       $14,804
11/30/94   $14,419    $15,245       $14,737
12/31/94   $14,508    $15,470       $14,789
1/31/95    $14,643    $15,871       $15,039
2/28/95    $14,875    $16,489       $15,350
3/31/95    $15,045    $16,975       $15,438
4/30/95    $15,215    $17,474       $15,628
5/31/95    $15,546    $18,171       $16,100
6/30/95    $15,743    $18,593       $16,207
7/31/95    $15,931    $19,209       $16,209
8/31/95    $16,029    $19,258       $16,357
9/30/95    $16,271    $20,070       $16,474
10/31/95   $16,289    $19,998       $16,657
11/30/95   $16,539    $20,875       $16,875
12/31/95   $16,700    $21,277       $17,053
1/31/96    $16,870    $22,001       $17,199
2/29/96    $16,823    $22,205       $16,998
3/31/96    $16,880    $22,419       $16,911
4/30/96    $16,993    $22,749       $16,852
5/31/96    $17,126    $23,335       $16,839
6/30/96    $17,192    $23,424       $17,017
7/31/96    $16,984    $22,389       $17,068
8/31/96    $17,107    $22,862       $17,082
9/30/96    $17,475    $24,148       $17,319
10/31/96   $17,664    $24,814       $17,626
11/30/96   $18,108    $26,688       $17,859
12/31/96   $18,035    $26,159       $17,744
1/31/97    $18,289    $27,792       $17,813
2/28/97    $18,299    $28,011       $17,847
3/31/97    $18,005    $26,862       $17,724
4/30/97    $18,350    $28,464       $17,931
5/31/97    $18,767    $30,196       $18,080
6/30/97    $19,122    $31,548       $18,245
7/31/97    $19,834    $34,058       $18,615
8/31/97    $19,407    $32,151       $18,522
9/30/97    $19,915    $33,911       $18,737
10/31/97   $20,006    $32,779       $18,945
11/30/97   $20,200    $34,296       $18,987
12/31/97   $20,422    $34,884       $19,139
1/31/98    $20,685    $35,270       $19,389
2/28/98    $20,980    $37,812       $19,374
3/31/98    $21,232    $39,747       $19,436
4/30/98    $21,375    $40,146       $19,533
5/31/98    $21,418    $39,457       $19,676
6/30/98    $21,747    $41,059       $19,801
7/31/98    $21,670    $40,623       $19,871
8/31/98    $21,276    $34,757       $20,183
9/30/98    $21,824    $36,983       $20,689
10/31/98   $22,119    $39,989       $20,669
11/30/98   $22,546    $42,412       $20,667
12/31/98   $22,962    $44,854       $20,749
1/31/99    $23,241    $46,729       $20,863
2/28/99    $22,810    $45,277       $20,557
3/31/99    $23,089    $47,088       $20,711
4/30/99    $23,368    $48,912       $20,775
5/31/99    $23,229    $47,758       $20,615
6/30/99    $23,461    $50,407       $20,629
7/31/99    $23,368    $48,835       $20,611
8/31/99    $23,310    $48,591       $20,627
9/30/99    $23,322    $47,261       $20,819

* Prior to November 11, 1994, Norwest Bank Minnesota, N.A. managed a collective investment fund with investment objectives and polices that were, in all material respects, equivalent to the Fund. The performance of the Fund includes the performance of the predecessor collective investment fund for the periods before it became a mutual fund on November 11, 1994. The collective investment fund performance was adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the Investment Company Act of 1940 (the "1940 Act"), nor subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

                                                                          [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (CONTINUED)      SEPTEMBER 30,
1999

--------------------------------------------------------------------------------

 MODERATE BALANCED FUND

This Fund, which has a 40 percent stock and 60 percent bond mix, gained 0.17% during the four-month period ended September 30, 1999.

Although value stocks made a brief rally during the second quarter of 1999, investors continued to rotate back to growth stocks for most of the four-month period. Stock market investors are experiencing a tug-of-war between solid earnings growth versus higher inflation and interest rate expectations. During the period, the Federal Reserve Board raised short-term interest rates, which hurt stocks in the utility, deep cyclical and financial sectors. Growing investor uncertainty linked to possible further rate hikes hurt value stocks more than growth-style stocks. Increasing concern over the impact of Y2K on stock performance throughout the remainder of the year and into early 2000, contributed to volatility in the markets. Finally, foreign currencies strengthened relative to the U.S. Dollar, particularly the Japanese Yen, reflecting better prospects for foreign economies and boosting returns on international investments for U.S.-based investors.

During the period, interest rates moved higher for the third quarter in a row. However, during September, the coupon received by bondholders was enough to provide positive total returns for the bond segment of the Fund during the period. High yield spreads and nominal yields currently exceed historical averages, setting the stage for improved performance as Y2K concerns subside.

The diversified bond style, comprising 45 percent of the Fund, turned in 0.31%. This portfolio consists of high quality U.S. government and agency bonds, corporate issues, as well as asset-backed and mortgage-backed instruments. The stable income style, at 15 percent of assets contributed 1.36% during the fiscal year. This style invests in diversified, high quality, shorter-maturity bonds. The diversified equity style, which is 40 percent of the Fund's assets, returned -0.56%. This portfolio is comprised of large cap growth and value stocks, small company growth and value issues, and non-U.S. stocks.

THE OPINIONS EXPRESSED REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH SEPTEMBER 30, 1999. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
 MODERATE BALANCED FUND ("FUND") VS. STANDARD & POOR'S 500 INDEX ("S&P INDEX")
  AND LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE INDEX ("LEHMAN INDEX")
--------------------------------------------------------------------------------
The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, over the past 10 fiscal year periods. The result is compared with two broad-based securities market indices. The Fund's total return includes operating expenses that reduce returns, while the total returns of the Indices do not. Total return of the Fund would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed. The Fund is professionally managed while the Indices are unmanaged and are not available for investment. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                               AVERAGE ANNUAL TOTAL RETURN
                                AS OF SEPTEMBER 30, 1999
                                ------------------------
                                           S&P        LEHMAN
                            I SHARES*     INDEX       INDEX
                            ---------     -----       -----
ONE YEAR                       13.09%      27.79%       0.63%
FIVE YEAR                      12.62%      25.01%       7.05%
TEN YEAR                       10.48%      16.79%       7.60%
VALUE SEPTEMBER 30, 1999     $27,088     $47,261     $20,819

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          I SHARES  S&P INDEX  LEHMAN INDEX
9/30/89    $10,000    $10,000       $10,000
10/31/89   $10,000     $9,768       $10,212
11/30/89   $10,126     $9,966       $10,309
12/31/89   $10,239    $10,205       $10,337
1/31/90     $9,974     $9,521       $10,271
2/28/90    $10,041     $9,644       $10,309
3/31/90    $10,174     $9,900       $10,322
4/30/90    $10,120     $9,653       $10,286
5/31/90    $10,639    $10,592       $10,512
6/30/90    $10,765    $10,521       $10,653
7/31/90    $10,767    $10,487       $10,801
8/31/90    $10,359     $9,540       $10,757
9/30/90    $10,151     $9,077       $10,840
10/31/90   $10,216     $9,038       $10,965
11/30/90   $10,502     $9,621       $11,132
12/31/90   $10,680     $9,889       $11,285
1/31/91    $10,991    $10,319       $11,399
2/28/91    $11,368    $11,056       $11,490
3/31/91    $11,547    $11,323       $11,568
4/30/91    $11,589    $11,350       $11,694
5/31/91    $11,851    $11,838       $11,765
6/30/91    $11,622    $11,296       $11,774
7/31/91    $11,933    $11,822       $11,904
8/31/91    $12,165    $12,102       $12,132
9/30/91    $12,219    $11,899       $12,340
10/31/91   $12,394    $12,058       $12,481
11/30/91   $12,286    $11,574       $12,625
12/31/91   $12,902    $12,896       $12,933
1/31/92    $12,863    $12,655       $12,815
2/29/92    $12,905    $12,819       $12,865
3/31/92    $12,784    $12,570       $12,815
4/30/92    $12,898    $12,939       $12,927
5/31/92    $13,051    $13,002       $13,128
6/30/92    $13,018    $12,809       $13,322
7/31/92    $13,163    $13,332       $13,587
8/31/92    $13,145    $13,059       $13,723
9/30/92    $13,288    $13,213       $13,910
10/31/92   $13,275    $13,258       $13,729
11/30/92   $13,541    $13,708       $13,681
12/31/92   $13,681    $13,877       $13,860
1/31/93    $13,719    $13,992       $14,130
2/28/93    $13,724    $14,183       $14,354
3/31/93    $13,978    $14,482       $14,411
4/30/93    $13,888    $14,132       $14,526
5/31/93    $14,094    $14,509       $14,494
6/30/93    $14,168    $14,552       $14,722
7/31/93    $14,239    $14,493       $14,757
8/31/93    $14,631    $15,042       $14,992
9/30/93    $14,699    $14,923       $15,055
10/31/93   $14,829    $15,232       $15,096
11/30/93   $14,649    $15,087       $15,011
12/31/93   $14,892    $15,270       $15,080
1/31/94    $15,188    $15,788       $15,247
2/28/94    $14,964    $15,360       $15,022
3/31/94    $14,588    $14,691       $14,774
4/30/94    $14,648    $14,880       $14,673
5/31/94    $14,691    $15,123       $14,684
6/30/94    $14,493    $14,753       $14,685
7/31/94    $14,776    $15,237       $14,897
8/31/94    $15,102    $15,861       $14,943
9/30/94    $14,953    $15,474       $14,805
10/31/94   $14,282    $15,820       $14,804
11/30/94   $14,834    $15,245       $14,737
12/31/94   $14,955    $15,470       $14,789
1/31/95    $15,077    $15,871       $15,039
2/28/95    $15,354    $16,489       $15,350
3/31/95    $15,580    $16,975       $15,438
4/30/95    $15,796    $17,474       $15,628
5/31/95    $16,169    $18,171       $16,100
6/30/95    $16,464    $18,593       $16,207
7/31/95    $16,802    $19,209       $16,209
8/31/95    $16,880    $19,258       $16,357
9/30/95    $17,218    $20,070       $16,474
10/31/95   $17,201    $19,998       $16,657
11/30/95   $17,530    $20,875       $16,875
12/31/95   $17,701    $21,277       $17,053
1/31/96    $17,946    $22,001       $17,199
2/29/96    $17,937    $22,205       $16,998
3/31/96    $18,019    $22,419       $16,911
4/30/96    $18,219    $22,749       $16,852
5/31/96    $18,409    $23,335       $16,839
6/30/96    $18,464    $23,424       $17,017
7/31/96    $18,101    $22,389       $17,068
8/31/96    $18,273    $22,862       $17,082
9/30/96    $18,791    $24,148       $17,319
10/31/96   $18,981    $24,814       $17,626
11/30/96   $19,599    $26,688       $17,859
12/31/96   $19,490    $26,159       $17,744
1/31/97    $19,929    $27,792       $17,813
2/28/97    $19,948    $28,011       $17,847
3/31/97    $19,518    $26,862       $17,724
4/30/97    $19,996    $28,464       $17,931
5/31/97    $20,627    $30,196       $18,080
6/30/97    $21,142    $31,548       $18,245
7/31/97    $22,098    $34,058       $18,615
8/31/97    $21,458    $32,151       $18,522
9/30/97    $22,184    $33,911       $18,737
10/31/97   $22,031    $32,779       $18,945
11/30/97   $22,327    $34,296       $18,987
12/31/97   $22,608    $34,884       $19,139
1/31/98    $22,903    $35,270       $19,389
2/28/98    $23,554    $37,812       $19,374
3/31/98    $24,027    $39,747       $19,436
4/30/98    $24,237    $40,146       $19,533
5/31/98    $24,142    $39,457       $19,676
6/30/98    $24,626    $41,059       $19,801
7/31/98    $24,436    $40,623       $19,871
8/31/98    $23,186    $34,757       $20,183
9/30/98    $23,953    $36,983       $20,689
10/31/98   $24,731    $39,989       $20,669
11/30/98   $25,550    $42,412       $20,667
12/31/98   $26,394    $44,854       $20,749
1/31/99    $26,898    $46,729       $20,863
2/28/99    $26,293    $45,277       $20,557
3/31/99    $26,786    $47,088       $20,711
4/30/99    $27,301    $48,912       $20,775
5/31/99    $27,044    $47,758       $20,615
6/30/99    $27,615    $50,407       $20,629
7/31/99    $27,380    $48,835       $20,611
8/31/99    $27,257    $48,591       $20,627
9/30/99    $27,088    $47,261       $20,819

* Prior to November 11, 1994, Norwest Bank Minnesota, N.A. managed a collective investment fund with investment objectives and polices that were, in all material respects, equivalent to the Fund. The performance of the Fund includes the performance of the predecessor collective investment fund for the periods before it became a mutual fund on November 11, 1994. The collective investment fund performance was adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the Investment Company Act of 1940 (the "1940 Act"), nor subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

                                                                          [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (CONTINUED)      SEPTEMBER 30,
1999

--------------------------------------------------------------------------------

 GROWTH BALANCED FUND

The assets of the Fund consist of a 67 percent stock and 33 percent bond mix, and experienced a return of -0.23% during the four-month period ended September 30, 1999.

Although value stocks made a brief rally during the second quarter of 1999, investors continued to move back to growth stocks for most of the four-month period. Stock market investors are experiencing a tug-of-war between solid earnings growth versus higher inflation and interest rate expectations. During the period, the Federal Reserve Board raised short-term interest rates, which hurt stocks in the utility, deep cyclical and financial sectors. Growing investor uncertainty linked to possible further rate hikes hurt value stocks more than growth-style stocks. Increasing concern over the impact of Y2K on stock performance throughout the remainder of the year and into early 2000, contributed to volatility in the markets. Finally, foreign currencies strengthened relative to the U.S. Dollar, reflecting better prospects for foreign economies and boosting returns on international investments for U.S.-based investors.

During the period, interest rates moved higher for the third quarter in a row. However, during September, the coupon received by bondholders was enough to provide positive total returns for the bond segment of the Fund during the period. High yield spreads and nominal yields currently exceed historical averages, setting the stage for improved performance as Y2K concerns subside.

The diversified equity style, which makes up 65 percent of the Fund's assets, returned -0.56% during the fiscal year. This component is comprised of large cap growth and value stocks, small company growth and value issues and non-U.S. stocks. The diversified bond style, comprising 35 percent of assets, returned 0.31%. This portfolio consists of high quality U.S. government and agency bonds, corporate issues, as well as asset-backed and mortgage-backed instruments.

THE OPINIONS EXPRESSED REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH SEPTEMBER 30, 1999. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.

THE PERFORMANCE REPRESENTS INFORMATION OF I SHARES. THE PERFORMANCE FOR OTHER CLASSES WILL DIFFER.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
GROWTH BALANCED FUND ("FUND") VS. STANDARD & POOR'S 500 INDEX ("S&P INDEX") AND
    LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE INDEX ("LEHMAN INDEX")
--------------------------------------------------------------------------------
The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, over the past 10 fiscal year periods. The result is compared with two broad-based securities market indices. The Fund's total return includes operating expenses that reduce returns, while the total returns of the Indices do not. Total return of the Fund would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed. The Fund is professionally managed while the Indices are unmanaged and are not available for investment. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                                     AVERAGE ANNUAL TOTAL RETURN AS OF SEPTEMBER 30, 1999
                                     ----------------------------------------------------
                                                                                    S&P       LEHMAN
                          A SHARES*+   B SHARES**+   C SHARES**+   I SHARES***+    INDEX      INDEX
                          ----------   -----------   -----------   ------------    -----      -----
ONE YEAR                     13.65%        14.74%        18.94%        20.85%       27.79%      0.63%
FIVE YEAR                    15.07%        15.36%        15.63%        16.49%       25.01%      7.05%
TEN YEAR                     12.06%        11.89%        11.91%        12.75%       16.79%      7.60%
VALUE SEPTEMBER 30, 1999   $31,221       $30,768       $30,821       $33,198      $47,261    $20,819

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          A SHARES  I SHARES  S&P INDEX  LEHMAN INDEX
09/30/89    $9,425   $10,000    $10,000       $10,000
10/31/89    $9,295    $9,862     $9,768       $10,212
11/30/89    $9,451   $10,027     $9,966       $10,309
12/31/89    $9,584   $10,169    $10,205       $10,337
01/31/90    $9,186    $9,746     $9,521       $10,271
02/28/90    $9,251    $9,814     $9,644       $10,309
03/31/90    $9,425   $10,000     $9,900       $10,322
04/30/90    $9,339    $9,909     $9,653       $10,286
05/31/90   $10,047   $10,659    $10,592       $10,512
06/30/90   $10,166   $10,785    $10,521       $10,653
07/31/90   $10,127   $10,745    $10,487       $10,801
08/31/90    $9,509   $10,089     $9,540       $10,757
09/30/90    $9,147    $9,704     $9,077       $10,840
10/31/90    $9,204    $9,764     $9,038       $10,965
11/30/90    $9,560   $10,143     $9,621       $11,132
12/31/90    $9,771   $10,367     $9,889       $11,285
01/31/91   $10,191   $10,812    $10,319       $11,399
02/28/91   $10,718   $11,372    $11,056       $11,490
03/31/91   $10,929   $11,596    $11,323       $11,568
04/30/91   $10,944   $11,611    $11,350       $11,694
05/31/91   $11,307   $11,997    $11,838       $11,765
06/30/91   $10,928   $11,594    $11,296       $11,774
07/31/91   $11,351   $12,043    $11,822       $11,904
08/31/91   $11,617   $12,325    $12,102       $12,132
09/30/91   $11,626   $12,335    $11,899       $12,340
10/31/91   $11,840   $12,562    $12,058       $12,481
11/30/91   $11,617   $12,325    $11,574       $12,625
12/31/91   $12,499   $13,261    $12,896       $12,933
01/31/92   $12,429   $13,186    $12,655       $12,815
02/29/92   $12,459   $13,219    $12,819       $12,865
03/31/92   $12,251   $12,998    $12,570       $12,815
04/30/92   $12,377   $13,132    $12,939       $12,927
05/31/92   $12,540   $13,304    $13,002       $13,128
06/30/92   $12,377   $13,131    $12,809       $13,322
07/31/92   $12,630   $13,400    $13,332       $13,587
08/31/92   $12,519   $13,283    $13,059       $13,723
09/30/92   $12,653   $13,425    $13,213       $13,910
10/31/92   $12,673   $13,446    $13,258       $13,729
11/30/92   $13,054   $13,850    $13,708       $13,681
12/31/92   $13,197   $14,001    $13,877       $13,860
01/31/93   $13,223   $14,030    $13,992       $14,130
02/28/93   $13,179   $13,983    $14,183       $14,354
03/31/93   $13,527   $14,352    $14,482       $14,411
04/30/93   $13,335   $14,148    $14,132       $14,526
05/31/93   $13,643   $14,475    $14,509       $14,494
06/30/93   $13,660   $14,493    $14,552       $14,722
07/31/93   $13,736   $14,573    $14,493       $14,757
08/31/93   $14,239   $15,108    $15,042       $14,992
09/30/93   $14,298   $15,171    $14,923       $15,055
10/31/93   $14,472   $15,354    $15,232       $15,096
11/30/93   $14,239   $15,100    $15,087       $15,011
12/31/93   $14,550   $15,438    $15,270       $15,080
01/31/94   $14,923   $15,833    $15,788       $15,247
02/28/94   $14,646   $15,540    $15,360       $15,022
03/31/94   $14,134   $14,997    $14,691       $14,774
04/30/94   $14,223   $15,092    $14,880       $14,673
05/31/94   $14,288   $15,159    $15,123       $14,684
06/30/94   $13,984   $14,837    $14,753       $14,685
07/31/94   $14,335   $15,210    $15,237       $14,897
08/31/94   $14,800   $15,703    $15,861       $14,943
09/30/94   $14,588   $15,478    $15,474       $14,805
10/31/94   $14,709   $15,606    $15,820       $14,804
11/30/94   $14,423   $15,303    $15,245       $14,737
12/31/94   $14,529   $15,416    $15,470       $14,789
01/31/95   $14,652   $15,545    $15,871       $15,039
02/28/95   $14,993   $15,907    $16,489       $15,350
03/31/95   $15,294   $16,227    $16,975       $15,438
04/30/95   $15,562   $16,512    $17,474       $15,628
05/31/95   $16,002   $16,978    $18,171       $16,100
06/30/95   $16,376   $17,375    $18,593       $16,207
07/31/95   $16,864   $17,893    $19,209       $16,209
08/31/95   $16,937   $17,970    $19,258       $16,357
09/30/95   $17,434   $18,497    $20,070       $16,474
10/31/95   $17,287   $18,342    $19,998       $16,657
11/30/95   $17,734   $18,816    $20,875       $16,875
12/31/95   $17,907   $18,999    $21,277       $17,053
01/31/96   $18,285   $19,400    $22,001       $17,199
02/29/96   $18,428   $19,551    $22,205       $16,998
03/31/96   $18,562   $19,694    $22,419       $16,911
04/30/96   $18,879   $20,032    $22,749       $16,852
05/31/96   $19,166   $20,335    $23,335       $16,839
06/30/96   $19,175   $20,344    $23,424       $17,017
07/31/96   $18,562   $19,694    $22,389       $17,068
08/31/96   $18,814   $19,961    $22,862       $17,082
09/30/96   $19,561   $20,754    $24,148       $17,319
10/31/96   $19,698   $20,941    $24,814       $17,626
11/30/96   $20,639   $21,894    $26,688       $17,859
12/31/96   $20,459   $21,707    $26,159       $17,744
01/31/97   $21,140   $22,429    $27,792       $17,813
02/28/97   $21,140   $22,429    $28,011       $17,847
03/31/97   $20,476   $21,726    $26,862       $17,724
04/30/97   $21,158   $22,448    $28,464       $17,931
05/31/97   $22,198   $23,551    $30,196       $18,080
06/30/97   $22,995   $24,397    $31,548       $18,245
07/31/97   $24,303   $25,786    $34,058       $18,615
08/31/97   $23,344   $24,768    $32,151       $18,522
09/30/97   $24,393   $25,881    $33,911       $18,737
10/31/97   $23,918   $25,377    $32,779       $18,945
11/30/97   $24,350   $25,862    $34,296       $18,987
12/31/97   $24,709   $26,216    $34,884       $19,139
01/31/98   $25,036   $26,562    $35,270       $19,389
02/28/98   $26,149   $27,744    $37,812       $19,374
03/31/98   $26,928   $28,570    $39,747       $19,436
04/30/98   $27,225   $28,885    $40,146       $19,533
05/31/98   $26,947   $28,590    $39,457       $19,676
06/30/98   $27,638   $29,323    $41,059       $19,801
07/31/98   $27,302   $28,967    $40,623       $19,871
08/31/98   $24,863   $26,379    $34,757       $20,183
09/30/98   $25,891   $27,469    $36,983       $20,689
10/31/98   $27,420   $29,089    $39,989       $20,669
11/30/98   $28,853   $30,617    $42,412       $20,667
12/31/98   $30,237   $32,100    $44,854       $20,749
01/31/99   $31,001   $32,918    $46,729       $20,863
02/28/99   $30,170   $32,047    $45,277       $20,557
03/31/99   $30,925   $32,843    $47,088       $20,711
04/30/99   $31,718   $33,692    $48,912       $20,775
05/31/99   $31,307   $33,273    $47,758       $20,615
06/30/99   $32,434   $34,467    $50,407       $20,629
07/31/99   $31,956   $33,961    $48,835       $20,611
08/31/99   $31,698   $33,703    $48,591       $20,627
09/30/99   $31,221   $33,198    $47,261       $20,819

* 10/14/98 was the inception date of Class A Shares of the Fund. Returns prior to that date are for Class I Shares, and have not been adjusted for Class A Share expenses. If such returns had been adjusted for Class A Share expenses, returns would have been lower. Performance shown for Class A Shares for the periods prior to November 11, 1994 reflects performance of the shares of the predecessor collective investment fund (see footnote + below) adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements).
** 10/1/98 was the inception date of Class B and C Shares of the Fund. Returns prior to that date are for Class I Shares, adjusted for Class B and Class C Share expenses, respectively. Performance shown for Class B and Class C Shares for the periods prior to November 11, 1994 reflects performance of the shares of the predecessor collective investment fund (see footnote + below) adjusted to reflect Class B and Class C Share expenses, respectively, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements).
*** Performance shown for Class I Shares for the periods prior to November 11, 1994 reflects performance of the shares of the predecessor collective investment fund (see footnote + below) adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund (without giving effect to any fee waivers or expense reimbursements).
+ Prior to November 11, 1994, Norwest Bank Minnesota, N.A. managed a collective investment fund with investment objectives and polices that were, in all material respects, equivalent to the Fund. The performance of the Fund includes the performance of the predecessor collective investment fund for the periods before it became a mutual fund on November 11, 1994. The collective investment fund was not registered under the Investment Company Act of 1940 (the "1940 Act"), nor subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.
THE ABOVE GRAPH REPRESENTS PERFORMANCE INFORMATION OF CLASS A AND I SHARES. PERFORMANCE OF OTHER CLASSES WILL DIFFER.
THE RETURNS ABOVE ARE CALCULATED USING THE MAXIMUM 5.75% SALES CHARGE FOR CLASS A SHARES, THE MAXIMUM 5.00% DEFERRED SALES CHARGE (DECLINING TO ZERO AFTER THE SIXTH YEAR) FOR CLASS B SHARES AND THE MAXIMUM 1.00% DEFERRED SALES CHARGE (DECLINING TO ZERO AFTER ONE YEAR) FOR CLASS C SHARES.

                                                                          [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (CONTINUED)      SEPTEMBER 30,
1999

--------------------------------------------------------------------------------

 AGGRESSIVE BALANCED-EQUITY FUND

Assets of the Fund consist of an 80 percent stock and 20 percent bond mix. During the four-month period ended September 30, 1999, the Fund returned -0.31%.

Although value stocks made a brief rally during the second quarter of 1999, investors continued to move back to growth stocks for most of the four-month period. Stock market investors are experiencing a tug-of-war between solid earnings growth versus higher inflation and interest rate expectations. During the period, the Federal Reserve Board raised short-term interest rates, which hurt stocks in the utility, deep cyclical and financial sectors. Growing investor uncertainty linked to possible further rate hikes hurt value stocks more than growth-style stocks. Increasing concern over the impact of Y2K on stock performance throughout the remainder of the year and into early 2000, contributed to volatility in the markets. Finally, foreign currencies strengthened relative to the U.S. Dollar, particularly the Japanese Yen, reflecting better prospects for foreign economies and boosting returns on international investments for U.S.-based investors.

During the period, interest rates moved higher for the third quarter in a row. However, during September, the coupon received by bondholders was enough to provide positive total returns for the bond segment of the Fund during the period. High yield spreads and nominal yields currently exceed historical averages, setting the stage for improved performance as Y2K concerns subside.

The diversified equity component, which makes up 80 percent of the Fund's assets, is comprised of large cap growth and value stocks, small company growth and value issues, and non-U.S. stocks. The diversified bond style, comprising 20 percent of assets, consists of high quality U.S. government and agency bonds, corporate issues, as well as asset-backed and mortgage-backed instruments.

THE OPINIONS EXPRESSED REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH SEPTEMBER 30, 1999. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
 AGGRESSIVE BALANCED-EQUITY FUND ("FUND") VS. STANDARD & POOR'S 500 INDEX ("S&P
                                    INDEX")
  AND LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE INDEX ("LEHMAN INDEX")
--------------------------------------------------------------------------------

The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, since inception. The result is compared with two broad-based securities market indices. The Fund's total return includes operating expenses that reduce returns, while the total returns of the Indices do not. Total return of the Fund would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed. The Fund is professionally managed while the Indices are unmanaged and are not available for investment. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                            AVERAGE ANNUAL TOTAL RETURN
                             AS OF SEPTEMBER 30, 1999
                             ------------------------
                                        S&P       LEHMAN
                          I SHARES     INDEX      INDEX
                          --------     -----      -----
ONE YEAR                     25.46%      27.79%      0.63%
SINCE INCEPTION              15.45%      19.12%      5.16%
INCEPTION DATE             12/2/97    11/30/97   11/30/97
VALUE SEPTEMBER 30, 1999   $13,002     $13,780    $10,965

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          I SHARES  S&P INDEX  LEHMAN INDEX
11/30/97   $10,000    $10,000       $10,000
12/31/97   $10,013    $10,172       $10,080
1/31/98    $10,144    $10,284       $10,212
2/28/98    $10,704    $11,025       $10,204
3/31/98    $11,085    $11,589       $10,237
4/30/98    $11,225    $11,706       $10,288
5/31/98    $11,055    $11,505       $10,363
6/30/98    $11,375    $11,972       $10,429
7/31/98    $11,205    $11,845       $10,466
8/31/98     $9,923    $10,134       $10,630
9/30/98    $10,364    $10,784       $10,897
10/31/98   $11,135    $11,660       $10,886
11/30/98   $11,766    $12,367       $10,885
12/31/98   $12,438    $13,079       $10,928
1/31/99    $12,791    $13,625       $10,988
2/28/99    $12,438    $13,202       $10,827
3/31/99    $12,821    $13,730       $10,908
4/30/99    $13,234    $14,262       $10,942
5/31/99    $13,043    $13,925       $10,858
6/30/99    $13,608    $14,698       $10,865
7/31/99    $13,376    $14,239       $10,855
8/31/99    $13,255    $14,168       $10,864
9/30/99    $13,002    $13,780       $10,965

                                                                          [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (CONTINUED)      SEPTEMBER 30,
1999

--------------------------------------------------------------------------------

 INDEX FUND

During the four-month period ended September 30, 1999, the Index Fund returned -1.00%.

The Fund's performance was positively affected by the technology sector during the period. The two biggest sectors in the S&P 500, technology and financials, were on opposites ends of the spectrum with returns of 16.38% and -11.73%, respectively. Many of the above-average performers in the second quarter gave up much of their return in the third quarter, with consumer cyclicals down -10.49% and basic materials down -2.74%. Finally, increasing concern over the impact of Y2K on stock performance throughout the remainder of the year and into early 2000, contributed to volatility in the markets as investors tried to anticipate where they should be positioned for the turn of the century.

We expect interest rate pressures to persist due to ongoing signs of a strong economy. The primary impact of higher short-term rates should be to slow corporate earnings growth, which may limit the rise in the stock market. Ironically, the present robust economic environment may be very constructive for a value strategy. Unfortunately, Y2K-related costs and other company specific factors (slower revenue growth or higher costs) affecting industries within the value universe have depressed returns.

The objective of the Index Fund is to replicate the return of the S&P 500 Index (the "Index") with a minimum of tracking error. To achieve this goal, the Fund is invested in all 500 securities that make up the Index, and in the same weights as the Index. A small portion of the Fund's assets are kept in cash in order to handle shareholder transactions without being forced to trade stocks to provide liquidity. This minimizes transaction costs. However, on the down side, this can hurt performance. As compensation, we reduce the drag of cash by hedging our cash position by investing in S&P 500 futures contracts, giving us, in effect, a 100% equity position. The result is a fund that very closely tracks the performance of the Index.

THE OPINIONS EXPRESSED REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH SEPTEMBER 30, 1999. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
       INDEX FUND ("FUND") VS. STANDARD & POOR'S 500 INDEX ("S&P INDEX")
--------------------------------------------------------------------------------
The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, over the past 10 fiscal year periods. The result is compared with a broad-based securities market index. The Fund's total return includes operating expenses that reduce returns, while the total return of the Index does not. Total return of the Fund would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed. The Fund is professionally managed while the Index is unmanaged and is not available for investment. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                                  AVERAGE ANNUAL
                                   TOTAL RETURN
                             AS OF SEPTEMBER 30, 1999
                             ------------------------
                                                S&P
                            I SHARES*          INDEX
                            ---------          -----
ONE YEAR                       27.50%           27.79%
FIVE YEAR                      24.39%           25.01%
TEN YEAR                       16.27%           16.79%
VALUE SEPTEMBER 30, 1999     $45,167          $47,261

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          I SHARES  S&P INDEX
9/30/89    $10,000    $10,000
10/31/89    $9,736     $9,768
11/30/89    $9,950     $9,966
12/31/89   $10,176    $10,205
1/31/90     $9,486     $9,521
2/28/90     $9,606     $9,644
3/31/90     $9,864     $9,900
4/30/90     $9,617     $9,653
5/31/90    $10,533    $10,592
6/30/90    $10,451    $10,521
7/31/90    $10,400    $10,487
8/31/90     $9,469     $9,540
9/30/90     $9,002     $9,077
10/31/90    $8,968     $9,038
11/30/90    $9,547     $9,621
12/31/90    $9,799     $9,889
1/31/91    $10,280    $10,319
2/28/91    $11,012    $11,056
3/31/91    $11,284    $11,323
4/30/91    $11,316    $11,350
5/31/91    $11,792    $11,838
6/30/91    $11,243    $11,296
7/31/91    $11,754    $11,822
8/31/91    $12,004    $12,102
9/30/91    $11,799    $11,899
10/31/91   $11,945    $12,058
11/30/91   $11,450    $11,574
12/31/91   $12,739    $12,896
1/31/92    $12,530    $12,655
2/29/92    $12,701    $12,819
3/31/92    $12,453    $12,570
4/30/92    $12,809    $12,939
5/31/92    $12,886    $13,002
6/30/92    $12,709    $12,809
7/31/92    $13,226    $13,332
8/31/92    $12,947    $13,059
9/30/92    $13,080    $13,213
10/31/92   $13,128    $13,258
11/30/92   $13,564    $13,708
12/31/92   $13,729    $13,877
1/31/93    $13,842    $13,992
2/28/93    $14,034    $14,183
3/31/93    $14,326    $14,482
4/30/93    $13,936    $14,132
5/31/93    $14,325    $14,509
6/30/93    $14,357    $14,552
7/31/93    $14,308    $14,493
8/31/93    $14,816    $15,042
9/30/93    $14,704    $14,923
10/31/93   $14,956    $15,232
11/30/93   $14,797    $15,087
12/31/93   $14,958    $15,270
1/31/94    $15,462    $15,788
2/28/94    $15,080    $15,360
3/31/94    $14,425    $14,691
4/30/94    $14,599    $14,880
5/31/94    $14,809    $15,123
6/30/94    $14,459    $14,753
7/31/94    $14,931    $15,237
8/31/94    $15,542    $15,861
9/30/94    $15,166    $15,474
10/31/94   $15,483    $15,820
11/30/94   $14,914    $15,245
12/31/94   $15,124    $15,470
1/31/95    $15,509    $15,871
2/28/95    $16,096    $16,489
3/31/95    $16,537    $16,975
4/30/95    $17,006    $17,474
5/31/95    $17,663    $18,171
6/30/95    $18,076    $18,593
7/31/95    $18,650    $19,209
8/31/95    $18,691    $19,258
9/30/95    $19,447    $20,070
10/31/95   $19,356    $19,998
11/30/95   $20,195    $20,875
12/31/95   $20,568    $21,277
1/31/96    $21,269    $22,001
2/29/96    $21,440    $22,205
3/31/96    $21,647    $22,419
4/30/96    $21,955    $22,749
5/31/96    $22,505    $23,335
6/30/96    $22,598    $23,424
7/31/96    $21,597    $22,389
8/31/96    $22,033    $22,862
9/30/96    $23,262    $24,148
10/31/96   $23,898    $24,814
11/30/96   $25,699    $26,688
12/31/96   $25,148    $26,159
1/31/97    $26,736    $27,792
2/28/97    $26,942    $28,011
3/31/97    $25,839    $26,862
4/30/97    $27,376    $28,464
5/31/97    $29,037    $30,196
6/30/97    $30,361    $31,548
7/31/97    $32,736    $34,058
8/31/97    $30,912    $32,151
9/30/97    $32,589    $33,911
10/31/97   $31,493    $32,779
11/30/97   $32,934    $34,296
12/31/97   $33,492    $34,884
1/31/98    $33,859    $35,270
2/28/98    $36,292    $37,812
3/31/98    $38,136    $39,747
4/30/98    $38,520    $40,146
5/31/98    $37,843    $39,457
6/30/98    $39,377    $41,059
7/31/98    $38,953    $40,623
8/31/98    $33,304    $34,757
9/30/98    $35,426    $36,983
10/31/98   $38,300    $39,989
11/30/98   $40,602    $42,412
12/31/98   $42,979    $44,854
1/31/99    $44,693    $46,729
2/28/99    $43,303    $45,277
3/31/99    $45,026    $47,088
4/30/99    $46,748    $48,912
5/31/99    $45,625    $47,758
6/30/99    $48,155    $50,407
7/31/99    $46,657    $48,835
8/31/99    $46,438    $48,591
9/30/99    $45,167    $47,261

* Prior to November 11, 1994, Norwest Bank Minnesota, N.A. managed a collective investment fund with investment objectives and polices that were, in all material respects, equivalent to the Fund. The performance of the Fund includes the performance of the predecessor collective investment fund for the periods before it became a mutual fund on November 11, 1994. The collective investment fund performance was adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the Investment Company Act of 1940 (the "1940 Act"), nor subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

                                                                          [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (CONTINUED)      SEPTEMBER 30,
1999

--------------------------------------------------------------------------------

 INCOME EQUITY FUND

During the four-month period ended September 30, 1999, the Fund returned -4.16%.

The period was volatile for the Fund, and included record highs for several indices and a 10% correction for the market in general, as measured by the S&P 500 Index. The Fund's performance was adversely affected by a weakness in the highly competitive retail sector, as well as company-specific news such as the American Home Products diet drug litigation. Positive performance focused around the capital goods sector, and by the advances in GTE, Aegon and Lucent Technologies. The period did not favor value or large cap stocks, but rather growth and technology stocks.

The continued competitive environment in the retail sector hampered performance, as did the market's bias toward growth versus value. The recent focus on various undervalued companies that resulted in mergers benefited the Fund's performance. Other holdings involved in recent merger activity included GTE, Bell Atlantic, Transamerica, Aegon, Honeywell, Allied Signal and Consolidated Natural Gas. All had positive impacts on the Fund's performance during the period. The Fund's solid fundamentals, including a better gross dividend, better valuation and better long-term growth prospects, are expected to potentially benefit investors.

The Fund seeks to identify companies with consistent historical growth and above-average return potential based on current market valuations, including business slowdowns, industry pressures and management issues. A continued focus on above-average dividend yield and better valuation may help moderate volatility in a market downturn.

THE OPINIONS EXPRESSED REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH SEPTEMBER 30, 1999. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.

THE PERFORMANCE REPRESENTS INFORMATION OF I SHARES. THE PERFORMANCE FOR OTHER CLASSES WILL DIFFER.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
   INCOME EQUITY FUND ("FUND") VS. STANDARD & POOR'S 500 INDEX ("S&P INDEX")
--------------------------------------------------------------------------------

The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, over the past 10 fiscal year periods. The result is compared with a broad-based securities market index. The Fund's total return includes operating expenses and sales charges (if applicable) that reduce returns, while the total return of the Index does not. Total return of the Fund would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed. The Fund is professionally managed while the Index is unmanaged and is not available for investment. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                                 AVERAGE ANNUAL TOTAL RETURN AS OF SEPTEMBER 30, 1999
                                 ----------------------------------------------------
                          A SHARES*+   B SHARES**+   C SHARES**+   I SHARES***+   S&P INDEX
                          ----------   -----------   -----------   ------------   ---------
ONE YEAR                     13.83%        14.88%        18.75%        20.75%        27.79%
FIVE YEAR                    19.89%        20.23%        20.40%        21.31%        25.01%
TEN YEAR                     14.68%        14.51%        14.50%        15.36%        16.79%
VALUE SEPTEMBER 30, 1999   $39,356       $38,779       $38,720       $41,748       $47,261

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          A SHARES  I SHARES  S&P INDEX
9/30/89     $9,425   $10,000    $10,000
10/31/89    $9,296    $9,863     $9,768
11/30/89    $9,487   $10,066     $9,966
12/31/89    $9,683   $10,274    $10,205
1/31/90     $9,095    $9,650     $9,521
2/28/90     $9,135    $9,692     $9,644
3/31/90     $9,411    $9,985     $9,900
4/30/90     $9,265    $9,830     $9,653
5/31/90    $10,104   $10,721    $10,592
6/30/90    $10,176   $10,797    $10,521
7/31/90    $10,212   $10,835    $10,487
8/31/90     $9,426   $10,001     $9,540
9/30/90     $9,084    $9,638     $9,077
10/31/90    $9,087    $9,642     $9,038
11/30/90    $9,545   $10,127     $9,621
12/31/90    $9,810   $10,408     $9,889
1/31/91    $10,205   $10,828    $10,319
2/28/91    $10,944   $11,612    $11,056
3/31/91    $11,197   $11,880    $11,323
4/30/91    $11,231   $11,917    $11,350
5/31/91    $11,680   $12,393    $11,838
6/30/91    $11,139   $11,818    $11,296
7/31/91    $11,521   $12,224    $11,822
8/31/91    $11,844   $12,567    $12,102
9/30/91    $11,689   $12,403    $11,899
10/31/91   $11,806   $12,526    $12,058
11/30/91   $11,389   $12,084    $11,574
12/31/91   $12,631   $13,401    $12,896
1/31/92    $12,290   $13,040    $12,655
2/29/92    $12,379   $13,134    $12,819
3/31/92    $12,324   $13,076    $12,570
4/30/92    $12,723   $13,499    $12,939
5/31/92    $12,725   $13,501    $13,002
6/30/92    $12,528   $13,293    $12,809
7/31/92    $13,136   $13,938    $13,332
8/31/92    $12,837   $13,620    $13,059
9/30/92    $12,945   $13,735    $13,213
10/31/92   $12,876   $13,662    $13,258
11/30/92   $13,244   $14,052    $13,708
12/31/92   $13,326   $14,139    $13,877
1/31/93    $13,222   $14,028    $13,992
2/28/93    $13,443   $14,263    $14,183
3/31/93    $13,878   $14,725    $14,482
4/30/93    $13,682   $14,517    $14,132
5/31/93    $14,077   $14,936    $14,509
6/30/93    $13,979   $14,832    $14,552
7/31/93    $13,957   $14,809    $14,493
8/31/93    $14,514   $15,399    $15,042
9/30/93    $14,368   $15,244    $14,923
10/31/93   $14,443   $15,325    $15,232
11/30/93   $14,244   $15,113    $15,087
12/31/93   $14,343   $15,218    $15,270
1/31/94    $14,732   $15,631    $15,788
2/28/94    $14,291   $15,163    $15,360
3/31/94    $13,693   $14,529    $14,691
4/30/94    $13,888   $14,735    $14,880
5/31/94    $14,245   $15,114    $15,123
6/30/94    $13,906   $14,755    $14,753
7/31/94    $14,295   $15,167    $15,237
8/31/94    $15,225   $16,154    $15,861
9/30/94    $14,975   $15,888    $15,474
10/31/94   $15,269   $16,200    $15,820
11/30/94   $14,825   $15,730    $15,245
12/31/94   $15,010   $15,925    $15,470
1/31/95    $15,450   $16,393    $15,871
2/28/95    $16,115   $17,098    $16,489
3/31/95    $16,547   $17,557    $16,975
4/30/95    $17,052   $18,092    $17,474
5/31/95    $17,701   $18,781    $18,171
6/30/95    $17,821   $18,908    $18,593
7/31/95    $18,277   $19,392    $19,209
8/31/95    $18,365   $19,486    $19,258
9/30/95    $19,327   $20,506    $20,070
10/31/95   $19,238   $20,412    $19,998
11/30/95   $20,288   $21,525    $20,875
12/31/95   $20,777   $22,045    $21,277
1/31/96    $21,511   $22,823    $22,001
2/29/96    $21,633   $22,953    $22,205
3/31/96    $21,886   $23,221    $22,419
4/30/96    $22,201   $23,555    $22,749
5/31/96    $22,729   $24,115    $23,335
6/30/96    $22,976   $24,369    $23,424
7/31/96    $22,058   $23,404    $22,389
8/31/96    $22,356   $23,720    $22,862
9/30/96    $23,341   $24,765    $24,148
10/31/96   $23,782   $25,233    $24,814
11/30/96   $25,454   $27,016    $26,688
12/31/96   $24,984   $26,508    $26,159
1/31/97    $26,219   $27,810    $27,792
2/28/97    $26,594   $28,217    $28,011
3/31/97    $25,757   $27,328    $26,862
4/30/97    $26,588   $28,210    $28,464
5/31/97    $27,821   $29,518    $30,196
6/30/97    $29,011   $30,772    $31,548
7/31/97    $30,932   $32,810    $34,058
8/31/97    $29,434   $31,221    $32,151
9/30/97    $30,923   $32,810    $33,911
10/31/97   $29,964   $31,793    $32,779
11/30/97   $31,394   $33,310    $34,296
12/31/97   $31,996   $33,940    $34,884
1/31/98    $32,040   $33,995    $35,270
2/28/98    $34,187   $36,274    $37,812
3/31/98    $35,988   $38,184    $39,747
4/30/98    $36,318   $38,525    $40,146
5/31/98    $35,788   $37,962    $39,457
6/30/98    $36,357   $38,566    $41,059
7/31/98    $35,320   $37,475    $40,623
8/31/98    $30,884   $32,759    $34,757
9/30/98    $32,586   $34,575    $36,983
10/31/98   $34,903   $37,024    $39,989
11/30/98   $36,544   $38,765    $42,412
12/31/98   $37,697   $39,998    $44,854
1/31/99    $37,591   $39,885    $46,729
2/28/99    $37,679   $39,969    $45,277
3/31/99    $39,151   $41,530    $47,088
4/30/99    $41,170   $43,683    $48,912
5/31/99    $41,064   $43,560    $47,758
6/30/99    $42,747   $45,355    $50,407
7/31/99    $41,610   $44,150    $48,835
8/31/99    $40,918   $43,405    $48,591
9/30/99    $39,356   $41,748    $47,261

* 5/2/96 was the inception date of Class A Shares of the Fund. Returns prior to that date are for Class I Shares. Performance shown for Class A Shares for the periods prior to November 11, 1994 reflects performance of the shares of the predecessor collective investment fund (see footnote + below) adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements).

** 5/2/96 and 10/1/98 were the inception dates of Class B and C Shares, respectively, of the Fund. Returns prior to May 2, 1996 for Class B Shares and prior to October 1, 1998 for Class C Shares are for Class I Shares, adjusted for Class B and Class C Share expenses, respectively. Performance shown for Class B and Class C Shares for the periods prior to November 11, 1994 reflects performance of the shares of the predecessor collective investment fund (see footnote + below) adjusted to reflect Class B and Class C Share expenses, respectively, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements).

*** Performance shown for Class I Shares for the periods prior to November 11, 1994 reflects performance of the shares of the predecessor collective investment fund (see footnote + below) adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund (without giving effect to any fee waivers or expense reimbursements).

+ Prior to November 11, 1994, Norwest Bank Minnesota, N.A. managed a collective investment fund with investment objectives and polices that were, in all material respects, equivalent to the Fund. The performance of the Fund includes the performance of the predecessor collective investment fund for the periods before it became a mutual fund on November 11, 1994. The collective investment fund was not registered under the Investment Company Act of 1940 (the "1940 Act"), nor subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

THE ABOVE GRAPH REPRESENTS PERFORMANCE INFORMATION OF CLASS A AND I SHARES. PERFORMANCE OF OTHER CLASSES WILL DIFFER.

THE RETURNS ABOVE ARE CALCULATED USING THE MAXIMUM 5.75% SALES CHARGE FOR CLASS A SHARES, THE MAXIMUM 5.00% DEFERRED SALES CHARGE (DECLINING TO ZERO AFTER THE SIXTH YEAR) FOR CLASS B SHARES AND THE MAXIMUM 1.00% DEFERRED SALES CHARGE (DECLINING TO ZERO AFTER ONE YEAR) FOR CLASS C SHARES.

                                                                          [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (CONTINUED)      SEPTEMBER 30,
1999

--------------------------------------------------------------------------------

 DIVERSIFIED EQUITY FUND

During the four-month period ended September 30, 1999, the Fund returned -0.52%. Five unique and complementary equity styles make up the strategic asset allocation of the Fund and help moderate the volatility of the Fund's annual return and provide effective diversification across a broad equity spectrum.

Although value stocks made a brief rally during the second quarter of 1999, investors continued to move back to growth stocks for most of the four-month period. Stock market investors are experiencing a tug-of-war between solid earnings growth versus higher inflation and interest rate expectations. During the period, the Federal Reserve Board raised short-term interest rates, which hurt stocks in the utility, deep cyclical and financial sectors. Growing investor uncertainty linked to possible further rate hikes hurt value stocks more than growth-style stocks. Increasing concern over the impact of Y2K on stock performance throughout the remainder of the year and into early 2000, contributed to volatility in the markets.

In addition, foreign currencies strengthened relative to the U.S. Dollar, reflecting better prospects for foreign economies and boosting returns on international investments for U.S.-based investors. The explosive growth in telecommunications equipment and wireless services, where many European companies are product leaders, also contributed to the Fund's performance.

The large company style of the Diversified Equity Fund, which invests in large cap growth stocks, gained 0.03% during the fiscal year. The income equity style, which purchases higher-yielding large cap issues, returned -4.16%, while the index style, which tracks the S&P 500 Index, returned -1.00%. The diversified small cap style, which is comprised of a diversified portfolio of small company growth and value stocks, returned 0.33%. The international style of non-U.S. growth stocks returned 5.36% during the period.

THE OPINIONS EXPRESSED REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH SEPTEMBER 30, 1999. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.

THE PERFORMANCE REPRESENTS INFORMATION OF I SHARES. THE PERFORMANCE FOR OTHER CLASSES WILL DIFFER.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
 DIVERSIFIED EQUITY FUND ("FUND") VS. STANDARD & POOR'S 500 INDEX ("S&P INDEX")
--------------------------------------------------------------------------------
The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, over the past 10 fiscal year periods. The result is compared with a broad-based securities market index. The Fund's total return includes operating expenses and sales charges (if applicable) that reduce returns, while the total return of the Index does not. Total return of the Fund would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed. The Fund is professionally managed while the Index is unmanaged and is not available for investment. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                                       AVERAGE ANNUAL TOTAL RETURN AS OF SEPTEMBER 30, 1999
                                       ----------------------------------------------------
                          A SHARES*+      B SHARES**+      C SHARES**+      I SHARES***+      S&P INDEX
                          ----------      -----------      -----------      ------------      ---------
ONE YEAR                     18.73%           20.03%           24.34%           25.95%           27.79%
FIVE YEAR                    19.00%           19.33%           19.59%           20.41%           25.01%
TEN YEAR                     14.58%           14.40%           14.43%           15.25%           16.79%
VALUE SEPTEMBER 30, 1999   $38,988          $38,399          $38,505          $41,357          $47,261

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          A SHARES  I SHARES  S&P INDEX
9/30/89     $9,425   $10,000    $10,000
10/31/89    $9,139    $9,696     $9,768
11/30/89    $9,346    $9,916     $9,966
12/31/89    $9,520   $10,100    $10,205
1/31/90     $8,932    $9,477     $9,521
2/28/90     $8,992    $9,540     $9,644
3/31/90     $9,248    $9,812     $9,900
4/30/90     $9,134    $9,691     $9,653
5/31/90    $10,134   $10,751    $10,592
6/30/90    $10,234   $10,858    $10,521
7/31/90    $10,135   $10,751    $10,487
8/31/90     $9,213    $9,775     $9,540
9/30/90     $8,611    $9,135     $9,077
10/31/90    $8,659    $9,187     $9,038
11/30/90    $9,118    $9,673     $9,621
12/31/90    $9,388    $9,961     $9,889
1/31/91     $9,978   $10,587    $10,319
2/28/91    $10,742   $11,397    $11,056
3/31/91    $11,001   $11,672    $11,323
4/30/91    $10,980   $11,649    $11,350
5/31/91    $11,504   $12,206    $11,838
6/30/91    $10,905   $11,570    $11,296
7/31/91    $11,499   $12,200    $11,822
8/31/91    $11,812   $12,531    $12,102
9/30/91    $11,749   $12,465    $11,899
10/31/91   $12,022   $12,755    $12,058
11/30/91   $11,628   $12,337    $11,574
12/31/91   $12,917   $13,704    $12,896
1/31/92    $12,807   $13,588    $12,655
2/29/92    $12,827   $13,609    $12,819
3/31/92    $12,502   $13,264    $12,570
4/30/92    $12,640   $13,410    $12,939
5/31/92    $12,810   $13,591    $13,002
6/30/92    $12,455   $13,214    $12,809
7/31/92    $12,885   $13,670    $13,332
8/31/92    $12,645   $13,416    $13,059
9/30/92    $12,758   $13,536    $13,213
10/31/92   $12,844   $13,627    $13,258
11/30/92   $13,381   $14,197    $13,708
12/31/92   $13,529   $14,354    $13,877
1/31/93    $13,542   $14,367    $13,992
2/28/93    $13,443   $14,262    $14,183
3/31/93    $13,928   $14,777    $14,482
4/30/93    $13,602   $14,431    $14,132
5/31/93    $14,062   $14,919    $14,509
6/30/93    $13,994   $14,847    $14,552
7/31/93    $14,082   $14,940    $14,493
8/31/93    $14,719   $15,616    $15,042
9/30/93    $14,770   $15,670    $14,923
10/31/93   $15,011   $15,926    $15,232
11/30/93   $14,692   $15,588    $15,087
12/31/93   $15,171   $16,096    $15,270
1/31/94    $15,682   $16,638    $15,788
2/28/94    $15,367   $16,304    $15,360
3/31/94    $14,666   $15,560    $14,691
4/30/94    $14,826   $15,730    $14,880
5/31/94    $14,960   $15,872    $15,123
6/30/94    $14,477   $15,360    $14,753
7/31/94    $14,951   $15,863    $15,237
8/31/94    $15,698   $16,638    $15,861
9/30/94    $15,401   $16,340    $15,474
10/31/94   $15,681   $16,637    $15,820
11/30/94   $15,095   $16,015    $15,245
12/31/94   $15,297   $16,230    $15,470
1/31/95    $15,464   $16,407    $15,871
2/28/95    $15,946   $16,918    $16,489
3/31/95    $16,462   $17,466    $16,975
4/30/95    $16,902   $17,932    $17,474
5/31/95    $17,425   $18,488    $18,171
6/30/95    $17,970   $19,065    $18,593
7/31/95    $18,758   $19,902    $19,209
8/31/95    $18,821   $19,969    $19,258
9/30/95    $19,547   $20,739    $20,070
10/31/95   $19,212   $20,383    $19,998
11/30/95   $19,861   $21,072    $20,875
12/31/95   $20,029   $21,250    $21,277
1/31/96    $20,601   $21,857    $22,001
2/29/96    $20,987   $22,266    $22,205
3/31/96    $21,265   $22,562    $22,419
4/30/96    $21,860   $23,193    $22,749
5/31/96    $22,365   $23,721    $23,335
6/30/96    $22,285   $23,643    $23,424
7/31/96    $21,202   $22,494    $22,389
8/31/96    $21,633   $22,952    $22,862
9/30/96    $22,790   $24,179    $24,148
10/31/96   $22,943   $24,342    $24,814
11/30/96   $24,385   $25,872    $26,688
12/31/96   $24,129   $25,592    $26,159
1/31/97    $25,298   $26,840    $27,792
2/28/97    $25,290   $26,832    $28,011
3/31/97    $24,262   $25,741    $26,862
4/30/97    $25,283   $26,824    $28,464
5/31/97    $27,006   $28,645    $30,196
6/30/97    $28,271   $29,987    $31,548
7/31/97    $30,224   $32,067    $34,058
8/31/97    $28,678   $30,427    $32,151
9/30/97    $30,372   $32,224    $33,911
10/31/97   $29,137   $30,913    $32,779
11/30/97   $29,906   $31,721    $34,296
12/31/97   $30,325   $32,174    $34,884
1/31/98    $30,673   $32,544    $35,270
2/28/98    $32,840   $34,842    $37,812
3/31/98    $34,279   $36,361    $39,747
4/30/98    $34,785   $36,898    $40,146
5/31/98    $34,050   $36,126    $39,457
6/30/98    $35,141   $37,284    $41,059
7/31/98    $34,532   $36,638    $40,623
8/31/98    $29,440   $31,235    $34,757
9/30/98    $30,950   $32,837    $36,983
10/31/98   $33,022   $35,035    $39,989
11/30/98   $34,983   $37,116    $42,412
12/31/98   $37,104   $39,367    $44,854
1/31/99    $38,176   $40,495    $46,729
2/28/99    $37,072   $39,332    $45,277
3/31/99    $38,387   $40,728    $47,088
4/30/99    $39,817   $42,245    $48,912
5/31/99    $39,183   $41,572    $47,758
6/30/99    $41,327   $43,847    $50,407
7/31/99    $40,475   $42,942    $48,835
8/31/99    $40,028   $42,469    $48,591
9/30/99    $38,988   $41,357    $47,261

* 5/2/96 was the inception date of Class A Shares of the Fund. Returns prior to that date are for Class I Shares. Performance shown for Class A Shares for the periods prior to November 11, 1994 reflects performance of the shares of the predecessor collective investment fund (see footnote + below) adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements).

** 5/6/96 and 10/1/98 were the inception dates of Class B and C Shares, respectively, of the Fund. Returns prior to May 6, 1996 for Class B Shares and prior to October 1, 1998 for Class C Shares are for Class I Shares, adjusted for Class B and Class C Share expenses, respectively. Performance shown for Class B and Class C Shares for the periods prior to November 11, 1994 reflects performance of the shares of the predecessor collective investment fund (see footnote + below) adjusted to reflect Class B and Class C Share expenses, respectively, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements).

*** Performance shown for Class I Shares for the periods prior to November 11, 1994 reflects performance of the shares of the predecessor collective investment fund (see footnote + below) adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund (without giving effect to any fee waivers or expense reimbursements).

+ Prior to November 11, 1994, Norwest Bank Minnesota, N.A. managed a collective investment fund with investment objectives and polices that were, in all material respects, equivalent to the Fund. The performance of the Fund includes the performance of the predecessor collective investment fund for the periods before it became a mutual fund on November 11, 1994. The collective investment fund was not registered under the Investment Company Act of 1940 (the "1940 Act"), nor subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

THE ABOVE GRAPH REPRESENTS PERFORMANCE INFORMATION OF CLASS A AND I SHARES. PERFORMANCE OF OTHER CLASSES WILL DIFFER.

THE RETURNS ABOVE ARE CALCULATED USING THE MAXIMUM 5.75% SALES CHARGE FOR CLASS A SHARES, THE MAXIMUM 5.00% DEFERRED SALES CHARGE (DECLINING TO ZERO AFTER THE SIXTH YEAR) FOR CLASS B SHARES AND THE MAXIMUM 1.00% DEFERRED SALES CHARGE (DECLINING TO ZERO AFTER ONE YEAR) FOR CLASS C SHARES.

                                                                          [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (CONTINUED)      SEPTEMBER 30,
1999

--------------------------------------------------------------------------------

 GROWTH EQUITY FUND

During the four-month period ended September 30, 1999, the Fund experienced a gain of 1.80%. The Fund, which is made up of three equity styles, is globally diversified, with investments in large and small capitalization stocks spread over the domestic and international stock markets. Using these three styles helps us moderate the volatility of the Fund's annual return and provide effective diversification across equity investing.

Although value stocks made a brief rally during the second quarter of 1999, investors continued to move back to growth stocks for most of the four-month period. Stock market investors are experiencing a tug-of-war between solid earnings growth versus higher inflation and interest rate expectations. During the period, the Federal Reserve Board raised short-term interest rates, which hurt stocks in the utility, deep cyclical and financial sectors. Growing investor uncertainty linked to possible further rate hikes hurt value stocks more than growth-style stocks. Increasing concern over the impact of Y2K on stock performance throughout the remainder of the year and into early 2000, contributed to volatility in the markets.

In addition, foreign currencies strengthened relative to the U.S. Dollar, reflecting better prospects for foreign economies and boosting returns on international investments for U.S.-based investors. The explosive growth in telecommunications equipment and wireless services, where many European companies are product leaders, also contributed to the Fund's performance.

The large company growth style of the Growth Equity Fund returned 0.03% during the period. The small company style, which is comprised of a diversified portfolio of small company growth and value stocks, returned 0.33%. The international portfolio style returned 5.36% during the period.

THE OPINIONS EXPRESSED REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH SEPTEMBER 30, 1999. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.

THE PERFORMANCE REPRESENTS INFORMATION OF I SHARES. THE PERFORMANCE FOR OTHER CLASSES WILL DIFFER.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
   GROWTH EQUITY FUND ("FUND") VS. STANDARD & POOR'S 500 INDEX ("S&P INDEX")
--------------------------------------------------------------------------------
The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, over the past 10 fiscal year periods. The result is compared with a broad-based securities market index. The Fund's total return includes operating expenses and sales charges (if applicable) that reduce returns, while the total return of the Index does not. Total return of the Fund would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed. The Fund is professionally managed while the Index is unmanaged and is not available for investment. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                                 AVERAGE ANNUAL TOTAL RETURN AS OF SEPTEMBER 30, 1999
                                 ----------------------------------------------------
                          A SHARES*+   B SHARES**+   C SHARES**+    I SHARES***+   S&P INDEX
                          ----------   -----------   -----------    ------------   ---------
ONE YEAR                     18.34%        19.57%        24.54%         25.52%        27.79%
FIVE YEAR                    15.18%        15.46%        15.85%         16.54%        25.01%
TEN YEAR                     13.81%        13.64%        13.72%         14.48%        16.79%
VALUE SEPTEMBER 30, 1999   $36,459       $35,920       $36,175        $38,673       $47,261

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          A SHARES  I SHARES  S&P INDEX
9/30/89     $9,425   $10,000    $10,000
10/31/89    $8,974    $9,521     $9,768
11/30/89    $9,180    $9,740     $9,966
12/31/89    $9,345    $9,915    $10,205
1/31/90     $8,772    $9,308     $9,521
2/28/90     $8,864    $9,405     $9,644
3/31/90     $9,131    $9,688     $9,900
4/30/90     $9,074    $9,628     $9,653
5/31/90    $10,204   $10,827    $10,592
6/30/90    $10,408   $11,043    $10,521
7/31/90    $10,234   $10,858    $10,487
8/31/90     $9,183    $9,743     $9,540
9/30/90     $8,312    $8,819     $9,077
10/31/90    $8,398    $8,911     $9,038
11/30/90    $8,843    $9,383     $9,621
12/31/90    $9,217    $9,780     $9,889
1/31/91     $9,954   $10,561    $10,319
2/28/91    $10,801   $11,460    $11,056
3/31/91    $11,087   $11,763    $11,323
4/30/91    $10,999   $11,670    $11,350
5/31/91    $11,603   $12,311    $11,838
6/30/91    $10,876   $11,539    $11,296
7/31/91    $11,642   $12,353    $11,822
8/31/91    $12,054   $12,789    $12,102
9/30/91    $12,200   $12,945    $11,899
10/31/91   $12,697   $13,471    $12,058
11/30/91   $12,187   $12,930    $11,574
12/31/91   $13,524   $14,349    $12,896
1/31/92    $13,787   $14,628    $12,655
2/29/92    $13,691   $14,527    $12,819
3/31/92    $13,096   $13,895    $12,570
4/30/92    $12,943   $13,733    $12,939
5/31/92    $13,200   $14,006    $13,002
6/30/92    $12,651   $13,423    $12,809
7/31/92    $12,971   $13,763    $13,332
8/31/92    $12,766   $13,545    $13,059
9/30/92    $12,900   $13,687    $13,213
10/31/92   $13,136   $13,938    $13,258
11/30/92   $13,927   $14,776    $13,708
12/31/92   $14,207   $15,074    $13,877
1/31/93    $14,321   $15,195    $13,992
2/28/93    $13,838   $14,682    $14,183
3/31/93    $14,489   $15,373    $14,482
4/30/93    $14,284   $15,156    $14,132
5/31/93    $14,883   $15,791    $14,509
6/30/93    $14,811   $15,715    $14,552
7/31/93    $15,014   $15,930    $14,493
8/31/93    $15,900   $16,871    $15,042
9/30/93    $16,225   $17,215    $14,923
10/31/93   $16,542   $17,551    $15,232
11/30/93   $16,040   $17,018    $15,087
12/31/93   $17,013   $18,051    $15,270
1/31/94    $17,590   $18,663    $15,788
2/28/94    $17,369   $18,428    $15,360
3/31/94    $16,465   $17,469    $14,691
4/30/94    $16,669   $17,686    $14,880
5/31/94    $16,530   $17,539    $15,123
6/30/94    $15,884   $16,853    $14,753
7/31/94    $16,399   $17,399    $15,237
8/31/94    $17,222   $18,273    $15,861
9/30/94    $16,953   $17,988    $15,474
10/31/94   $17,176   $18,224    $15,820
11/30/94   $16,459   $17,463    $15,245
12/31/94   $16,779   $17,802    $15,470
1/31/95    $16,626   $17,641    $15,871
2/28/95    $17,076   $18,117    $16,489
3/31/95    $17,685   $18,764    $16,975
4/30/95    $18,089   $19,192    $17,474
5/31/95    $18,447   $19,572    $18,171
6/30/95    $19,284   $20,461    $18,593
7/31/95    $20,564   $21,818    $19,209
8/31/95    $20,678   $21,940    $19,258
9/30/95    $21,234   $22,530    $20,070
10/31/95   $20,549   $21,802    $19,998
11/30/95   $20,945   $22,223    $20,875
12/31/95   $20,951   $22,229    $21,277
1/31/96    $21,332   $22,633    $22,001
2/29/96    $21,911   $23,248    $22,205
3/31/96    $22,300   $23,660    $22,419
4/30/96    $23,302   $24,723    $22,749
5/31/96    $23,801   $25,253    $23,335
6/30/96    $23,326   $24,749    $23,424
7/31/96    $21,959   $23,299    $22,389
8/31/96    $22,671   $24,055    $22,862
9/30/96    $23,801   $25,253    $24,148
10/31/96   $23,621   $25,062    $24,814
11/30/96   $24,816   $26,330    $26,688
12/31/96   $24,886   $26,405    $26,159
1/31/97    $25,714   $27,283    $27,792
2/28/97    $25,396   $26,946    $28,011
3/31/97    $24,318   $25,802    $26,862
4/30/97    $24,911   $26,422    $28,464
5/31/97    $27,160   $28,817    $30,196
6/30/97    $28,548   $30,290    $31,548
7/31/97    $30,295   $32,143    $34,058
8/31/97    $29,133   $30,902    $32,151
9/30/97    $31,072   $32,968    $33,911
10/31/97   $29,601   $31,398    $32,779
11/30/97   $29,593   $31,398    $34,296
12/31/97   $29,886   $31,709    $34,884
1/31/98    $30,351   $32,193    $35,270
2/28/98    $32,541   $34,526    $37,812
3/31/98    $33,742   $35,791    $39,747
4/30/98    $34,348   $36,444    $40,146
5/31/98    $33,286   $35,307    $39,457
6/30/98    $34,208   $36,295    $41,059
7/31/98    $33,435   $35,475    $40,623
8/31/98    $27,892   $29,594    $34,757
9/30/98    $29,038   $30,809    $36,983
10/31/98   $30,631   $32,500    $39,989
11/30/98   $32,606   $34,595    $42,412
12/31/98   $34,816   $36,940    $44,854
1/31/99    $35,875   $38,064    $46,729
2/28/99    $34,083   $36,163    $45,277
3/31/99    $34,965   $37,098    $47,088
4/30/99    $36,212   $38,421    $48,912
5/31/99    $35,806   $37,991    $47,758
6/30/99    $38,063   $40,375    $50,407
7/31/99    $37,637   $39,934    $48,835
8/31/99    $37,063   $39,325    $48,591
9/30/99    $36,459   $38,673    $47,261

* 5/2/96 was the inception date of Class A Shares of the Fund. Returns prior to that date are for Class I Shares. Performance shown for Class A Shares for the periods prior to November 11, 1994 reflects performance of the shares of the predecessor collective investment fund (see footnote + below) adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements).

** 5/6/96 and 10/1/98 were the inception dates of Class B and C Shares, respectively, of the Fund. Returns prior to May 6, 1996 for Class B Shares and prior to October 1, 1998 for Class C Shares are for Class I Shares, adjusted for Class B and Class C Share expenses, respectively. Performance shown for Class B and Class C Shares for the periods prior to November 11, 1994 reflects performance of the shares of the predecessor collective investment fund (see footnote + below) adjusted to reflect Class B and Class C Share expenses, respectively, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements).

*** Performance shown for Class I Shares for the periods prior to November 11, 1994 reflects performance of the shares of the predecessor collective investment fund (see footnote + below) adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund (without giving effect to any fee waivers or expense reimbursements).

+ Prior to November 11, 1994, Norwest Bank Minnesota, N.A. managed a collective investment fund with investment objectives and polices that were, in all material respects, equivalent to the Fund. The performance of the Fund includes the performance of the predecessor collective investment fund for the periods before it became a mutual fund on November 11, 1994. The collective investment fund was not registered under the Investment Company Act of 1940 (the "1940 Act"), nor subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

THE ABOVE GRAPH REPRESENTS PERFORMANCE INFORMATION OF CLASS A AND I SHARES. PERFORMANCE OF OTHER CLASSES WILL DIFFER.

THE RETURNS ABOVE ARE CALCULATED USING THE MAXIMUM 5.75% SALES CHARGE FOR CLASS A SHARES, THE MAXIMUM 5.00% DEFERRED SALES CHARGE (DECLINING TO ZERO AFTER THE SIXTH YEAR) FOR CLASS B SHARES AND THE MAXIMUM 1.00% DEFERRED SALES CHARGE (DECLINING TO ZERO AFTER ONE YEAR) FOR CLASS C SHARES.

                                                                          [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (CONTINUED)      SEPTEMBER 30,
1999

--------------------------------------------------------------------------------

 LARGE COMPANY GROWTH FUND

During the four-month period ended September 30, 1999, the Fund returned -
0.13%.

The Fund focuses exclusively on large capitalization growth companies, and invests for the long-term in very high quality, dynamic growth stocks, selling at attractive valuation levels. In addition, the focus only on dominant or niche companies acts as a natural diversification governor. The earnings of the companies held in the Fund grew much more rapidly than the average S&P 500 company.

The Fund has operated in a "tug-of-war" environment. On the positive side, earnings have been solid for the market in general, and for the Fund in particular. When 1998 and 1999 are combined, the S&P 500 Index has averaged 6% - 8% operating earnings growth over the past two years. The Fund has been experiencing underlying earnings growth in excess of 25% per year, on average.

On the other hand, higher inflation and interest rate expectations have curtailed the stock market, especially in September 1999. This higher inflation expectation environment had a disproportionately negative effect on the Fund in the most recent quarter.

Consistency of philosophy, style, and process are hallmarks of the Fund; therefore, any changes in the portfolio would be driven solely by our bottom-up stock selection process.

THE OPINIONS EXPRESSED REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH SEPTEMBER 30, 1999. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.

THE PERFORMANCE REPRESENTS INFORMATION OF I SHARES. THE PERFORMANCE FOR OTHER CLASSES WILL DIFFER.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
LARGE COMPANY GROWTH FUND ("FUND") VS. STANDARD & POOR'S 500 INDEX ("S&P INDEX")
--------------------------------------------------------------------------------
The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, over the past 10 fiscal year periods. The result is compared with a broad-based securities market index. The Fund's total return includes operating expenses and sales charges (if applicable) that reduce returns, while the total return of the Index does not. Total return of the Fund would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed. The Fund is professionally managed while the Index is unmanaged and is not available for investment. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                                  AVERAGE ANNUAL TOTAL RETURN AS OF SEPTEMBER 30, 1999
                                  ----------------------------------------------------
                              A SHARES*+      B SHARES**+      I SHARES***+      S&P INDEX
                              ----------      -----------      ------------      ---------
ONE YEAR                         31.97%           34.33%           40.28%           27.79%
FIVE YEAR                        25.93%           26.40%           27.47%           25.01%
TEN YEAR                         18.65%           18.51%           19.38%           16.79%
VALUE SEPTEMBER 30, 1999       $55,301          $54,627          $58,785          $47,261

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          A SHARES  I SHARES  S&P INDEX
9/30/89     $9,425   $10,000    $10,000
10/31/89    $9,180    $9,741     $9,768
11/30/89    $9,394    $9,967     $9,966
12/31/89    $9,393    $9,966    $10,205
1/31/90     $8,636    $9,163     $9,521
2/28/90     $8,817    $9,356     $9,644
3/31/90     $9,272    $9,838     $9,900
4/30/90     $9,270    $9,837     $9,653
5/31/90    $10,567   $11,212    $10,592
6/30/90    $10,787   $11,445    $10,521
7/31/90    $10,360   $10,992    $10,487
8/31/90     $9,426   $10,001     $9,540
9/30/90     $8,900    $9,443     $9,077
10/31/90    $8,689    $9,220     $9,038
11/30/90    $9,453   $10,030     $9,621
12/31/90    $9,715   $10,308     $9,889
1/31/91    $10,674   $11,326    $10,319
2/28/91    $11,560   $12,265    $11,056
3/31/91    $12,131   $12,871    $11,323
4/30/91    $12,028   $12,763    $11,350
5/31/91    $13,008   $13,801    $11,838
6/30/91    $12,356   $13,110    $11,296
7/31/91    $13,328   $14,141    $11,822
8/31/91    $13,894   $14,742    $12,102
9/30/91    $13,498   $14,322    $11,899
10/31/91   $14,092   $14,953    $12,058
11/30/91   $14,200   $15,066    $11,574
12/31/91   $16,228   $17,218    $12,896
1/31/92    $15,874   $16,843    $12,655
2/29/92    $15,781   $16,745    $12,819
3/31/92    $15,266   $16,199    $12,570
4/30/92    $15,017   $15,934    $12,939
5/31/92    $15,288   $16,221    $13,002
6/30/92    $14,583   $15,473    $12,809
7/31/92    $15,286   $16,218    $13,332
8/31/92    $14,909   $15,818    $13,059
9/30/92    $15,161   $16,086    $13,213
10/31/92   $15,518   $16,465    $13,258
11/30/92   $16,528   $17,537    $13,708
12/31/92   $16,528   $17,537    $13,877
1/31/93    $16,401   $17,402    $13,992
2/28/93    $15,748   $16,709    $14,183
3/31/93    $16,318   $17,314    $14,482
4/30/93    $14,932   $15,843    $14,132
5/31/93    $15,664   $16,621    $14,509
6/30/93    $15,463   $16,407    $14,552
7/31/93    $15,604   $16,557    $14,493
8/31/93    $16,177   $17,164    $15,042
9/30/93    $16,329   $17,326    $14,923
10/31/93   $16,573   $17,585    $15,232
11/30/93   $16,136   $17,120    $15,087
12/31/93   $16,468   $17,474    $15,270
1/31/94    $17,072   $18,114    $15,788
2/28/94    $16,912   $17,944    $15,360
3/31/94    $16,158   $17,144    $14,691
4/30/94    $16,061   $17,041    $14,880
5/31/94    $16,216   $17,206    $15,123
6/30/94    $15,296   $16,230    $14,753
7/31/94    $16,059   $17,039    $15,237
8/31/94    $16,760   $17,783    $15,861
9/30/94    $16,460   $17,465    $15,474
10/31/94   $16,833   $17,860    $15,820
11/30/94   $16,121   $17,105    $15,245
12/31/94   $16,293   $17,287    $15,470
1/31/95    $16,627   $17,641    $15,871
2/28/95    $17,042   $18,082    $16,489
3/31/95    $17,547   $18,618    $16,975
4/30/95    $18,008   $19,107    $17,474
5/31/95    $18,567   $19,701    $18,171
6/30/95    $19,912   $21,128    $18,593
7/31/95    $20,887   $22,162    $19,209
8/31/95    $21,076   $22,363    $19,258
9/30/95    $21,970   $23,311    $20,070
10/31/95   $21,293   $22,593    $19,998
11/30/95   $21,726   $23,053    $20,875
12/31/95   $21,056   $22,341    $21,277
1/31/96    $21,612   $22,931    $22,001
2/29/96    $22,623   $24,004    $22,205
3/31/96    $22,878   $24,275    $22,419
4/30/96    $23,816   $25,271    $22,749
5/31/96    $24,573   $26,073    $23,335
6/30/96    $24,245   $25,725    $23,424
7/31/96    $22,897   $24,294    $22,389
8/31/96    $23,142   $24,555    $22,862
9/30/96    $25,293   $26,837    $24,148
10/31/96   $25,092   $26,624    $24,814
11/30/96   $26,687   $28,316    $26,688
12/31/96   $26,343   $27,951    $26,159
1/31/97    $28,455   $30,192    $27,792
2/28/97    $27,812   $29,510    $28,011
3/31/97    $25,839   $27,416    $26,862
4/30/97    $27,858   $29,559    $28,464
5/31/97    $29,960   $31,790    $30,196
6/30/97    $31,540   $33,466    $31,548
7/31/97    $34,451   $36,554    $34,058
8/31/97    $32,551   $34,537    $32,151
9/30/97    $34,818   $36,944    $33,911
10/31/97   $33,505   $35,551    $32,779
11/30/97   $34,534   $36,642    $34,296
12/31/97   $35,129   $37,274    $34,884
1/31/98    $36,052   $38,253    $35,270
2/28/98    $38,910   $41,285    $37,812
3/31/98    $39,912   $42,349    $39,747
4/30/98    $40,954   $43,454    $40,146
5/31/98    $39,634   $42,054    $39,457
6/30/98    $43,246   $45,887    $41,059
7/31/98    $43,336   $45,981    $40,623
8/31/98    $36,101   $38,305    $34,757
9/30/98    $39,496   $41,906    $36,983
10/31/98   $42,390   $44,981    $39,989
11/30/98   $46,417   $49,266    $42,412
12/31/98   $51,981   $55,168    $44,854
1/31/99    $56,217   $59,679    $46,729
2/28/99    $53,851   $57,170    $45,277
3/31/99    $57,190   $60,723    $47,088
4/30/99    $57,429   $60,992    $48,912
5/31/99    $55,425   $58,861    $47,758
6/30/99    $60,301   $64,061    $50,407
7/31/99    $57,352   $60,949    $48,835
8/31/99    $57,496   $61,100    $48,591
9/30/99    $55,301   $58,785    $47,261

* 10/6/98 was the inception date of Class A Shares of the Fund. Returns prior to that date are for Class I Shares, and have not been adjusted for Class A Share expenses. If such returns had been adjusted for Class A Share expenses, returns would have been lower. Performance shown for Class A Shares for the periods prior to November 11, 1994 reflects performance of the shares of the predecessor collective investment fund (see footnote + below) adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements).

** 10/1/98 was the inception date of Class B Shares of the Fund. Returns prior to that date are for Class I Shares, adjusted for Class B Share expenses. Performance shown for Class B Shares for the periods prior to November 11, 1994 reflects performance of the shares of the predecessor collective investment fund (see footnote + below) adjusted to reflect Class B Share expenses, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements).

*** Performance shown for Class I Shares for the periods prior to November 11, 1994 reflects performance of the shares of the predecessor collective investment fund (see footnote + below) adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund (without giving effect to any fee waivers or expense reimbursements).

+ Prior to November 11, 1994, Norwest Bank Minnesota, N.A. managed a collective investment fund with investment objectives and polices that were, in all material respects, equivalent to the Fund. The performance of the Fund includes the performance of the predecessor collective investment fund for the periods before it became a mutual fund on November 11, 1994. The collective investment fund was not registered under the Investment Company Act of 1940 (the "1940 Act"), nor subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

THE ABOVE GRAPH REPRESENTS PERFORMANCE INFORMATION OF CLASS A AND I SHARES. PERFORMANCE OF OTHER CLASSES WILL DIFFER.

THE RETURNS ABOVE ARE CALCULATED USING THE MAXIMUM 5.75% SALES CHARGE FOR CLASS A SHARES AND THE MAXIMUM 5.00% DEFERRED SALES CHARGE (DECLINING TO ZERO AFTER THE SIXTH YEAR) FOR CLASS B SHARES.

                                                                          [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (CONTINUED) SEPTEMBER 30, 1999

--------------------------------------------------------------------------------

 DIVERSIFIED SMALL CAP FUND

The Diversified Small Cap Fund returned 0.33% during the four-month period ended September 30, 1999. The Fund is comprised of five different small cap investing styles: two value styles, two growth styles and an index style. The index style tracks the S&P 600 Index of small company stocks. These styles help us moderate the volatility of the Fund's annual return and provide effective diversification across small cap investing.

After a strong second calendar quarter, smaller companies had a difficult third quarter with a combination of interest rate jitters, concerns over the dollar and the health of the economy taking their toll on the U.S. equity markets. For the four-month period, smaller companies performed in line with larger companies, with the Russell 2000 Index declining by 2% and the S&P 500 Index declining by 1%. There also were a large number of corporate mergers and acquisitions as both financial buyers and domestic and foreign acquirers took advantage of the extremely low valuations of many smaller U.S. companies.

The market's very narrow focus on the highest P/E quintile in the technology sector hurt relative performance of the Fund's small company growth style holdings. However, the small company value style of the Fund experienced stronger performance during the third calendar quarter. The strong performance of the style's technology stocks and the solid relative performance of its discretionary stocks were driven by good stock selection.

THE OPINIONS EXPRESSED REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH SEPTEMBER 30, 1999. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.

THE PERFORMANCE REPRESENTS INFORMATION OF I SHARES. THE PERFORMANCE FOR OTHER CLASSES WILL DIFFER.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
DIVERSIFIED SMALL CAP FUND ("FUND") VS. RUSSELL 2000 VALUE INDEX ("RUSSELL INDEX
                                      I")
                  AND RUSSELL 2000 INDEX ("RUSSELL INDEX II")
--------------------------------------------------------------------------------
The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, since inception. The result is compared with two broad-based securities market indices. The Fund's total return includes operating expenses and sales charges (if applicable) that reduce returns, while the total returns of the Indices do not. Total return of the Fund would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed. The Fund is professionally managed while the Indices are unmanaged and are not available for investment. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                               AVERAGE ANNUAL TOTAL RETURN AS OF SEPTEMBER 30, 1999
                               ----------------------------------------------------
                                                                               RUSSELL
                                                                   RUSSELL      INDEX
                            A SHARES*    B SHARES**    I SHARES    INDEX I       II+
                            --------      --------     --------    --------    --------
ONE YEAR                        6.58%         7.56%       13.18%       5.82%      19.07%
SINCE INCEPTION                (8.92%)       (8.49%)      (5.73%)     (5.39%)     (0.13%)
INCEPTION DATE              12/31/97      12/31/97     12/31/97    12/31/97    12/31/97
VALUE SEPTEMBER 30, 1999    $  8,494      $  8,563     $  9,020    $  9,076    $  9,977

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            A SHARES  I SHARES  RUSSELL INDEX I  RUSSELL INDEX II
12/31/1997    $9,425   $10,000          $10,000           $10,000
1/31/1998     $9,312    $9,880           $9,819            $9,843
2/28/1998    $10,075   $10,690          $10,412           $10,570
3/31/1998    $10,527   $11,170          $10,835           $11,006
4/30/1998    $10,574   $11,220          $10,888           $11,067
5/31/1998     $9,915   $10,520          $10,503           $10,471
6/30/1998     $9,849   $10,450          $10,443           $10,493
7/31/1998     $9,104    $9,660           $9,625            $9,644
8/31/1998     $7,163    $7,600           $8,118            $7,771
9/30/1998     $7,512    $7,970           $8,576            $8,379
10/31/1998    $7,853    $8,320           $8,831            $8,721
11/30/1998    $8,253    $8,750           $9,070            $9,178
12/31/1998    $8,619    $9,140           $9,354            $9,746
1/31/1999     $8,530    $9,040           $9,142            $9,875
2/28/1999     $7,782    $8,260           $8,518            $9,076
3/31/1999     $7,684    $8,150           $8,448            $9,217
4/30/1999     $8,218    $8,720           $9,219           $10,043
5/31/1999     $8,476    $8,990           $9,502           $10,190
6/30/1999     $8,948    $9,500           $9,846           $10,651
7/31/1999     $8,895    $9,450           $9,613           $10,358
8/31/1999     $8,547    $9,070           $9,261            $9,975
9/30/1999     $8,494    $9,020           $9,076            $9,977

* 10/6/98 was the inception date of Class A Shares of the Fund. Returns prior to that date are for Class I Shares, and have not been adjusted for Class A Share expenses. If such returns had been adjusted for Class A Share expenses, returns would have been lower.

** 10/1/98 was the inception date of Class B Shares of the Fund. Returns prior to that date are for Class I Shares, adjusted for Class B Share expenses.

+ Because the Fund does not reflect either growth or value investing, the Russell 2000 Index is a more suitable benchmark than the Russell 2000 Value Index. For this reason, we have changed the benchmark to the Russell 2000 Index.

THE ABOVE GRAPH REPRESENTS PERFORMANCE INFORMATION OF CLASS A AND I SHARES. PERFORMANCE OF OTHER CLASSES WILL DIFFER.

THE RETURNS ABOVE ARE CALCULATED USING THE MAXIMUM 5.75% SALES CHARGE FOR CLASS A SHARES AND THE MAXIMUM 5.00% DEFERRED SALES CHARGE (DECLINING TO ZERO AFTER THE SIXTH YEAR) FOR CLASS B SHARES.

INVESTMENTS IN SMALL COMPANIES GENERALLY CARRY GREATER RISK THAN IS CUSTOMARILY ASSOCIATED WITH LARGER COMPANIES SUCH AS NARROWER MARKETS, LIMITED FINANCIAL RESOURCES AND LESS LIQUID STOCKS.

                                                                          [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (CONTINUED)      SEPTEMBER 30,
1999

--------------------------------------------------------------------------------

 SMALL CAP OPPORTUNITIES FUND

During the four-month period ended September 30, 1999, the Fund returned -0.05%. The Fund suffered through the period mainly due to a lack of exposure to some of the faster growing but more expensive technology stocks.

Smaller companies had a strong start to the four-month period, but faced difficulties late in the period. Problems were a result of interest rate jitters, concerns over the dollar and the health of the economy taking their toll on the U.S. equity markets. Internet stocks, which sold-off in June, rebounded in July, and after a brief correction in the new issue market in early August, continued strong for the remainder of the quarter. Indeed, the only sectors to generate positive returns for the quarter were energy, which benefited from higher oil prices, and technology.

During the period there were a large number of corporate mergers and acquisitions as both financial buyers and domestic and foreign acquirers took advantage of the extremely low valuations of many U.S. smaller companies. Once again the Fund saw a number of holdings bid for including UNITRODE, ROBERTS PHARMACEUTICALS and SMART MODULAR TECHNOLOGY.

In addition to takeovers, the Fund also benefited from sector exposure. The strongest performer was technology especially cable TV suppliers ANTEC and AMPHENOL, component manufacturer CTS and SYMANTEC, a maker of antivirus software. The advertising company TRUE NORTH COMMUNICATIONS was a particular standout in the media sector. Consumer stocks were very strong in the first half of the quarter and sold off dramatically despite continued strong fundamentals. This hurt overall performance due to the fact that the Fund had a large weighting in this sector. Fund management continues to believe that these companies have the potential to generate strong earnings growth and should rebound sharply once fears over rising interest rates subside. On the negative side, transportation stocks were weak due to rising fuel prices.

The period indicated that the Fund's focus on strong fundamentals was shared by the variety of buyers who bid for the Fund's portfolio holdings. While the potential of rising interest rates is a negative for stock markets around the world, we believe that rising rates will have more of an impact on highly valued "growth" companies, including many large-cap favorites, than on the more reasonably priced companies in which we invest. We continue to believe that over time the market is efficient and that the extremely large valuation disparity between large and smaller companies will narrow, as investors return to smaller companies. In any event, the Fund will remain true to its discipline of investing in underfollowed and misunderstood companies that sell at favorable prices in relation to book values and earnings.

THE OPINIONS EXPRESSED REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH SEPTEMBER 30, 1999. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.

THE PERFORMANCE REPRESENTS INFORMATION OF I SHARES. THE PERFORMANCE FOR OTHER CLASSES WILL DIFFER.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
 SMALL CAP OPPORTUNITIES FUND ("FUND") VS. RUSSELL 2000 INDEX ("RUSSELL INDEX")
--------------------------------------------------------------------------------
The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, since inception. The result is compared with a broad-based securities market index. The Fund's total return includes operating expenses and sales charges (if applicable) that reduce returns, while the total return of the Index does not. Total return of the Fund would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed. The Fund is professionally managed while the Index is unmanaged and is not available for investment. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                                    AVERAGE ANNUAL TOTAL RETURN
                                     AS OF SEPTEMBER 30, 1999
                                     ------------------------
                                                                           RUSSELL
                              A SHARES*      B SHARES**      I SHARES       INDEX
                              --------       --------        -------       -------
ONE YEAR                          6.64%          7.16%         13.15%        19.07%
FIVE YEAR                        15.09%         15.36%         16.46%        12.39%
SINCE INCEPTION                  14.91%         15.15%         16.02%        11.66%
INCEPTION DATE                  8/1/93         8/1/93         8/1/93        8/1/93
VALUE SEPTEMBER 30, 1999       $23,559        $23,861        $24,996       $19,735

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          A SHARES  I SHARES  RUSSELL INDEX
8/1/93      $9,425   $10,000        $10,000
8/31/93     $9,755   $10,350        $10,432
9/30/93    $10,198   $10,820        $10,726
10/31/93   $10,358   $10,990        $11,002
11/30/93   $10,094   $10,710        $10,640
12/31/93   $10,558   $11,202        $11,004
1/31/94    $10,985   $11,656        $11,349
2/28/94    $11,128   $11,807        $11,308
3/31/94    $10,577   $11,222        $10,711
4/30/94    $10,729   $11,384        $10,775
5/31/94    $10,691   $11,343        $10,654
6/30/94    $10,501   $11,142        $10,292
7/31/94    $10,625   $11,273        $10,461
8/31/94    $11,232   $11,918        $11,044
9/30/94    $10,995   $11,666        $11,007
10/31/94   $11,213   $11,897        $10,963
11/30/94   $10,729   $11,384        $10,521
12/31/94   $11,028   $11,701        $10,803
1/31/95    $11,077   $11,753        $10,667
2/28/95    $11,668   $12,380        $11,111
3/31/95    $12,022   $12,756        $11,302
4/30/95    $12,337   $13,090        $11,553
5/31/95    $12,613   $13,383        $11,752
6/30/95    $13,155   $13,957        $12,362
7/31/95    $14,248   $15,117        $13,074
8/31/95    $14,779   $15,681        $13,344
9/30/95    $15,291   $16,224        $13,583
10/31/95   $14,907   $15,817        $12,975
11/30/95   $15,724   $16,684        $13,520
12/31/95   $16,441   $17,444        $13,877
1/31/96    $16,362   $17,360        $13,862
2/29/96    $16,810   $17,835        $14,294
3/31/96    $17,705   $18,785        $14,585
4/30/96    $18,824   $19,973        $15,365
5/31/96    $19,944   $21,160        $15,970
6/30/96    $19,283   $20,460        $15,315
7/31/96    $17,828   $18,916        $13,977
8/31/96    $18,377   $19,498        $14,789
9/30/96    $19,429   $20,614        $15,366
10/31/96   $19,283   $20,472        $15,130
11/30/96   $19,921   $21,148        $15,753
12/31/96   $20,150   $21,391        $16,166
1/31/97    $20,575   $21,831        $16,489
2/28/97    $20,564   $21,831        $16,089
3/31/97    $19,802   $21,022        $15,330
4/30/97    $19,870   $21,094        $15,373
5/31/97    $22,211   $23,577        $17,083
6/30/97    $23,510   $24,944        $17,815
7/31/97    $24,630   $26,144        $18,644
8/31/97    $25,179   $26,715        $19,071
9/30/97    $26,892   $28,545        $20,466
10/31/97   $25,671   $27,238        $19,567
11/30/97   $25,470   $27,036        $19,441
12/31/97   $25,677   $27,256        $19,781
1/31/98    $25,161   $26,695        $19,469
2/28/98    $26,860   $28,498        $20,909
3/31/98    $28,524   $30,264        $21,771
4/30/98    $28,558   $30,300        $21,891
5/31/98    $27,089   $28,754        $20,712
6/30/98    $27,124   $28,790        $20,756
7/31/98    $25,264   $26,805        $19,076
8/31/98    $20,305   $21,544        $15,371
9/30/98    $20,822   $22,092        $16,574
10/31/98   $21,591   $22,908        $17,250
11/30/98   $22,888   $24,284        $18,154
12/31/98   $23,284   $24,704        $19,278
1/31/99    $22,824   $24,216        $19,534
2/28/99    $21,353   $22,655        $17,952
3/31/99    $21,364   $22,667        $18,232
4/30/99    $22,778   $24,179        $19,866
5/31/99    $23,559   $25,009        $20,156
6/30/99    $25,122   $26,655        $21,067
7/31/99    $24,743   $26,264        $20,489
8/31/99    $23,467   $24,911        $19,731
9/30/99    $23,559   $24,996        $19,735

* 10/9/96 was the inception date of Class A Shares of the Fund. Returns prior to that date are for Class I Shares, and have not been adjusted for Class A Share expenses. If such returns had been adjusted for Class A Share expenses, returns would have been lower.

** 11/8/96 was the inception date of Class B Shares of the Fund. Returns prior to that date are for Class I Shares, adjusted for Class B Share expenses.

PRIOR TO 6/1/99, THE FUND'S PERFORMANCE INCLUDES THE PERFORMANCE HISTORY OF THE CORE PORTFOLIO IN WHICH IT PREVIOUSLY INVESTED.

THE ABOVE GRAPH REPRESENTS PERFORMANCE INFORMATION OF CLASS A AND I SHARES. PERFORMANCE OF OTHER CLASSES WILL DIFFER.

THE RETURNS ABOVE ARE CALCULATED USING THE MAXIMUM 5.75% SALES CHARGE FOR CLASS A SHARES AND THE MAXIMUM 5.00% DEFERRED SALES CHARGE (DECLINING TO ZERO AFTER THE SIXTH YEAR) FOR CLASS B SHARES.

INVESTMENTS IN SMALL COMPANIES GENERALLY CARRY GREATER RISK THAN IS CUSTOMARILY ASSOCIATED WITH LARGER COMPANIES SUCH AS NARROWER MARKETS, LIMITED FINANCIAL RESOURCES AND LESS LIQUID STOCKS.

                                                                          [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (CONTINUED)      SEPTEMBER 30,
1999

--------------------------------------------------------------------------------

 SMALL COMPANY GROWTH FUND

During the four-month period ended September 30, 1999, the Fund returned -1.49%.

Technology stocks were major contributors to performance for big and small stocks. Seven of the top 10 stocks in the S&P 500 Index were tech stocks, adding over 200 basis points to returns. The average forward P/E of these seven stocks was 52x next year's earnings. Similarly, 14 of the top 20 contributors to the Russell 2000 Index also were technology companies, adding 140 basis points to that index's return. At September 30, these 14 stocks were selling at an average of 79x earnings.

The Fund's performance was penalized by its lack of exposure to high P/E technology stocks. Over the final three months of the most recent period, there has been a return to the narrowly focused market that has characterized much of the past two years. This has created a difficult environment for the Fund. In the second quarter of 1999, rational valuation enabled the market to broaden, and the Fund produced excellent results. Recently, the market's very narrow focus on the highest P/E quintile in the tech sector again hurt relative performance.

The portfolio's P/E and earnings growth of 15x and 24%, respectively, are outstanding on their own. When compared to a market selling at a P/E of 26x for just 7% long-term growth, it is even more compelling. Beyond the near term issues that face the investors, we believe that the market will, as it did in the second calendar quarter, come to realize the tremendous value in small stocks, and that the portfolio's performance will improve dramatically, as it did in the second quarter. Until then, we will continue to manage the Fund the way we always have, searching the market for small stocks with attractive growth and valuation characteristics.

THE OPINIONS EXPRESSED REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH SEPTEMBER 30, 1999. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
  SMALL COMPANY GROWTH FUND ("FUND") VS. RUSSELL 2000 INDEX ("RUSSELL INDEX")
--------------------------------------------------------------------------------
The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, over the past 10 fiscal year periods. The result is compared with a broad-based securities market index. The Fund's total return includes operating expenses that reduce returns, while the total return of the Index does not. Total return of the Fund would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed. The Fund is professionally managed while the Index is unmanaged and is not available for investment. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                                  AVERAGE ANNUAL
                                   TOTAL RETURN
                             AS OF SEPTEMBER 30, 1999
                             ------------------------
                                              RUSSELL
                            I SHARES*          INDEX
                            ---------          -----
ONE YEAR                       19.09%           19.07%
FIVE YEAR                      13.35%           12.39%
TEN YEAR                       15.81%           10.93%
VALUE SEPTEMBER 30, 1999     $43,416          $28,227

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          I SHARES  RUSSELL INDEX
9/30/89    $10,000        $10,000
10/31/89    $9,241         $9,408
11/30/89    $9,374         $9,471
12/31/89    $9,518         $9,508
1/31/90     $8,657         $8,677
2/28/90     $9,117         $8,946
3/31/90     $9,606         $9,294
4/30/90     $9,473         $8,991
5/31/90     $9,704         $9,627
6/30/90    $10,978         $9,647
7/31/90    $10,649         $9,222
8/31/90     $9,393         $7,994
9/30/90     $8,439         $7,287
10/31/90    $8,083         $6,842
11/30/90    $8,965         $7,364
12/31/90    $9,779         $7,656
1/31/91    $10,673         $8,348
2/28/91    $11,836         $9,279
3/31/91    $12,773         $9,932
4/30/91    $12,527         $9,907
5/31/91    $13,555        $10,379
6/30/91    $12,424         $9,775
7/31/91    $13,483        $10,118
8/31/91    $14,578        $10,492
9/30/91    $14,931        $10,574
10/31/91   $16,122        $10,854
11/30/91   $14,859        $10,352
12/31/91   $16,863        $11,181
1/31/92    $18,159        $12,087
2/29/92    $18,144        $12,439
3/31/92    $16,980        $12,018
4/30/92    $16,221        $11,597
5/31/92    $16,103        $11,752
6/30/92    $15,284        $11,196
7/31/92    $16,056        $11,585
8/31/92    $15,600        $11,258
9/30/92    $16,053        $11,518
10/31/92   $16,914        $11,884
11/30/92   $18,822        $12,794
12/31/92   $19,734        $13,239
1/31/93    $20,361        $13,687
2/28/93    $18,869        $13,371
3/31/93    $19,816        $13,805
4/30/93    $19,581        $13,426
5/31/93    $20,866        $14,020
6/30/93    $20,915        $14,108
7/31/93    $20,955        $14,302
8/31/93    $22,608        $14,920
9/30/93    $23,543        $15,341
10/31/93   $23,599        $15,736
11/30/93   $22,925        $15,218
12/31/93   $24,103        $15,739
1/31/94    $24,382        $16,232
2/28/94    $24,201        $16,173
3/31/94    $22,585        $15,320
4/30/94    $22,933        $15,411
5/31/94    $22,228        $15,238
6/30/94    $21,222        $14,720
7/31/94    $21,888        $14,962
8/31/94    $23,340        $15,796
9/30/94    $23,200        $15,743
10/31/94   $23,225        $15,681
11/30/94   $22,195        $15,047
12/31/94   $23,275        $15,452
1/31/95    $23,233        $15,257
2/28/95    $24,564        $15,891
3/31/95    $25,256        $16,165
4/30/95    $25,644        $16,524
5/31/95    $25,896        $16,809
6/30/95    $27,961        $17,680
7/31/95    $30,739        $18,699
8/31/95    $31,892        $19,086
9/30/95    $32,595        $19,427
10/31/95   $31,442        $18,558
11/30/95   $32,375        $19,337
12/31/95   $32,464        $19,848
1/31/96    $32,510        $19,826
2/29/96    $33,586        $20,444
3/31/96    $34,315        $20,860
4/30/96    $37,022        $21,976
5/31/96    $38,179        $22,842
6/30/96    $35,888        $21,904
7/31/96    $33,482        $19,991
8/31/96    $36,108        $21,152
9/30/96    $37,531        $21,978
10/31/96   $36,710        $21,639
11/30/96   $38,063        $22,531
12/31/96   $38,897        $23,121
1/31/97    $40,233        $23,584
2/28/97    $38,611        $23,012
3/31/97    $36,820        $21,926
4/30/97    $36,521        $21,987
5/31/97    $40,337        $24,433
6/30/97    $43,231        $25,480
7/31/97    $46,515        $26,666
8/31/97    $47,268        $27,276
9/30/97    $50,781        $29,272
10/31/97   $49,508        $27,987
11/30/97   $48,183        $27,805
12/31/97   $47,518        $28,292
1/31/98    $47,210        $27,846
2/28/98    $50,756        $29,905
3/31/98    $53,364        $31,138
4/30/98    $53,687        $31,310
5/31/98    $49,364        $29,624
6/30/98    $48,368        $29,686
7/31/98    $45,393        $27,283
8/31/98    $33,833        $21,985
9/30/98    $36,455        $23,706
10/31/98   $39,005        $24,673
11/30/98   $41,261        $25,965
12/31/98   $43,191        $27,572
1/31/99    $44,508        $27,938
2/28/99    $39,705        $25,676
3/31/99    $39,448        $26,076
4/30/99    $42,307        $28,413
5/31/99    $44,074        $28,828
6/30/99    $46,869        $30,132
7/31/99    $46,821        $29,305
8/31/99    $43,946        $28,220
9/30/99    $43,416        $28,227

* Prior to November 11, 1994, Norwest Bank Minnesota, N.A. managed a collective investment fund with investment objectives and polices that were, in all material respects, equivalent to the Fund. The performance of the Fund includes the performance of the predecessor collective investment fund for the periods before it became a mutual fund on November 11, 1994. The collective investment fund performance was adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the Investment Company Act of 1940 (the "1940 Act"), nor subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

INVESTMENTS IN SMALL COMPANIES GENERALLY CARRY GREATER RISK THAN IS CUSTOMARILY ASSOCIATED WITH LARGER COMPANIES SUCH AS NARROWER MARKETS, LIMITED FINANCIAL RESOURCES AND LESS LIQUID STOCKS.

                                                                          [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (CONTINUED)      SEPTEMBER 30,
1999

--------------------------------------------------------------------------------

 INTERNATIONAL FUND

For the four-month period ended September 30, 1999, the Fund returned 4.12%.

International equity markets rose modestly for the four-month period ended September 30, 1999. Although further evidence of the global economic recovery appeared, markets were volatile because of concerns over the interest rate environment. The massive easing in global monetary policy, which was one of the dominant factors behind equity market strength since October 1998, came to an end and central banks are adopting more hawkish outlooks. The Federal Reserve Board raised interest rates in August, and the Bank of England surprised investors with a hike in September. Fund management anticipates further increases in the U.K. and perhaps Continental Europe in the upcoming year.

During the period, the Fund continued to increase exposure to Asia and emerging markets opportunistically where the economic recovery appeared strongest, and interest rates were kept low to foster growth. Japan, Hong Kong and Australia were some of the markets included. While the Fund benefited from its overweight position in Japan, the lack of exposure to banks hurt the Fund's performance as bank stocks surged after two Japanese banks announced a merger that created the world's largest bank by assets. We remain underweighted in Hong Kong and Australia, but this stance also contributed to performance as these two markets underperformed due to their link to rising U.S. bond yields and regional portfolio outflows to Japanese equities. Exposure to emerging markets continued through Asia and Latin America.

European positions were reduced to fund the Asian and emerging market purchases, as European growth has been relatively disappointing, and investors reduced their weightings in the region during the period. The Fund's overweight position in the U.K. detracted as equities saw poor results due to the interest rate rise. Also, oil holdings in the U.K., including BP AMOCO, SHELL and LASMO responded negatively to the rise in oil prices.

We expect world growth, led by Asia and the emerging markets, to accelerate. Given the lack of further interest rate easing, markets are likely to be dependent on earnings growth rather than revaluation. Cyclically sensitive stocks and countries are most likely to lead markets. In Asia, we believe that structural reform and better corporate governance should enhance shareholder returns in the long-term.

THE OPINIONS EXPRESSED REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH SEPTEMBER 30, 1999. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.

THE PERFORMANCE REPRESENTS INFORMATION OF I SHARES. THE PERFORMANCE FOR OTHER CLASSES WILL DIFFER.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
           INTERNATIONAL FUND ("FUND") VS. MSCI EAFE INDEX ("INDEX")
--------------------------------------------------------------------------------
The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, over the past 10 fiscal year periods. The result is compared with a broad-based securities market index. The Fund's total return includes operating expenses and sales charges (if applicable) that reduce returns, while the total return of the Index does not. Total return of the Fund would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed. The Fund is professionally managed while the Index is unmanaged and is not available for investment. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                                       AVERAGE ANNUAL TOTAL RETURN
                                         AS OF SEPTEMBER 30, 1999
                                         ------------------------
                            A SHARES*+    B SHARES**+    I SHARES+     INDEX
                            ----------    -----------    ---------     -----
ONE YEAR                       13.12%         14.12%        20.01%      30.94%
FIVE YEAR                       6.97%          6.96%         8.07%       9.12%
TEN YEAR                        6.90%          6.65%         7.45%       5.81%
VALUE SEPTEMBER 30, 1999     $19,490        $19,031       $20,513     $17,598

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                     A SHARES  I SHARES  INDEX
9/30/1989    $9,425   $10,000   $10,000
10/31/1989   $9,048    $9,605    $9,598
11/30/1989   $9,356    $9,927   $10,080
12/31/1989   $9,753   $10,348   $10,452
1/31/1990    $9,713   $10,305   $10,063
2/28/1990    $9,262    $9,828    $9,361
3/31/1990    $9,048    $9,600    $8,386
4/30/1990    $9,020    $9,570    $8,319
5/31/1990    $9,823   $10,422    $9,269
6/30/1990   $10,078   $10,693    $9,187
7/31/1990   $10,348   $10,979    $9,316
8/31/1990    $9,325    $9,894    $8,412
9/30/1990    $8,093    $8,587    $7,239
10/31/1990   $9,060    $9,612    $8,367
11/30/1990   $8,640    $9,167    $7,874
12/31/1990   $8,654    $9,182    $8,002
1/31/1991    $9,051    $9,603    $8,260
2/28/1991    $9,593   $10,178    $9,146
3/31/1991    $9,024    $9,574    $8,596
4/30/1991    $9,107    $9,662    $8,681
5/31/1991    $9,082    $9,636    $8,772
6/30/1991    $8,611    $9,136    $8,127
7/31/1991    $9,000    $9,549    $8,527
8/31/1991    $8,776    $9,312    $8,353
9/30/1991    $9,180    $9,740    $8,824
10/31/1991   $9,114    $9,670    $8,949
11/30/1991   $8,679    $9,209    $8,531
12/31/1991   $9,063    $9,616    $8,972
1/31/1992    $9,079    $9,633    $8,780
2/29/1992    $8,963    $9,510    $8,466
3/31/1992    $8,681    $9,210    $7,907
4/30/1992    $8,956    $9,504    $7,944
5/31/1992    $9,455   $10,032    $8,476
6/30/1992    $9,223    $9,786    $8,074
7/31/1992    $8,956    $9,503    $7,868
8/31/1992    $9,043    $9,595    $8,361
9/30/1992    $8,889    $9,432    $8,196
10/31/1992   $8,652    $9,180    $7,766
11/30/1992   $8,596    $9,120    $7,839
12/31/1992   $8,696    $9,226    $7,880
1/31/1993    $8,679    $9,209    $7,879
2/28/1993    $8,867    $9,408    $8,117
3/31/1993    $9,360    $9,931    $8,824
4/30/1993    $9,977   $10,586    $9,662
5/31/1993   $10,068   $10,683    $9,866
6/30/1993   $10,068   $10,652    $9,712
7/31/1993   $10,387   $11,020   $10,052
8/31/1993   $11,055   $11,730   $10,595
9/30/1993   $11,169   $11,850   $10,356
10/31/1993  $11,691   $12,404   $10,675
11/30/1993  $11,263   $11,950    $9,742
12/31/1993  $12,630   $13,400   $10,446
1/31/1994   $13,336   $14,150   $11,329
2/28/1994   $13,047   $13,843   $11,297
3/31/1994   $12,464   $13,225   $10,811
4/30/1994   $12,844   $13,628   $11,269
5/31/1994   $12,830   $13,613   $11,205
6/30/1994   $12,690   $13,465   $11,363
7/31/1994   $12,897   $13,684   $11,472
8/31/1994   $13,425   $14,244   $11,744
9/30/1994   $13,114   $13,914   $11,374
10/31/1994  $13,336   $14,150   $11,753
11/30/1994  $12,938   $13,612   $11,188
12/31/1994  $12,831   $13,499   $11,258
1/31/1995   $12,103   $12,734   $10,825
2/28/1995   $12,065   $12,693   $10,794
3/31/1995   $12,747   $13,411   $11,468
4/30/1995   $13,122   $13,814   $11,899
5/31/1995   $13,383   $14,088   $11,757
6/30/1995   $13,429   $14,144   $11,551
7/31/1995   $14,110   $14,861   $12,270
8/31/1995   $13,666   $14,394   $11,802
9/30/1995   $14,064   $14,813   $12,033
10/31/1995  $13,789   $14,515   $11,709
11/30/1995  $13,873   $14,612   $12,035
12/31/1995  $14,329   $15,091   $12,520
1/31/1996   $14,626   $15,403   $12,571
2/29/1996   $14,766   $15,543   $12,614
3/31/1996   $15,031   $15,830   $12,882
4/30/1996   $15,429   $16,249   $13,256
5/31/1996   $15,460   $16,281   $13,012
6/30/1996   $15,577   $16,396   $13,085
7/31/1996   $15,086   $15,879   $12,703
8/31/1996   $15,179   $15,978   $12,731
9/30/1996   $15,491   $16,306   $13,069
10/31/1996  $15,148   $15,945   $12,935
11/30/1996  $15,725   $16,560   $13,450
12/31/1996  $15,718   $16,545   $13,277
1/31/1997   $15,537   $16,354   $12,812
2/28/1997   $15,860   $16,694   $13,022
3/31/1997   $15,947   $16,785   $13,069
4/30/1997   $16,073   $16,926   $13,138
5/31/1997   $17,057   $17,954   $13,993
6/30/1997   $17,845   $18,783   $14,765
7/31/1997   $18,200   $19,156   $15,004
8/31/1997   $16,616   $17,489   $13,883
9/30/1997   $17,522   $18,443   $14,661
10/31/1997  $16,372   $17,233   $13,534
11/30/1997  $16,073   $16,918   $13,396
12/31/1997  $16,199   $17,051   $13,513
1/31/1998   $16,772   $17,654   $14,131
2/28/1998   $17,671   $18,600   $15,038
3/31/1998   $18,387   $19,353   $15,501
4/30/1998   $18,817   $19,813   $15,623
5/31/1998   $18,968   $19,964   $15,547
6/30/1998   $18,849   $19,847   $15,665
7/31/1998   $18,944   $19,947   $15,824
8/31/1998   $16,733   $17,612   $13,864
9/30/1998   $16,239   $17,093   $13,439
10/31/1998  $17,002   $17,895   $14,839
11/30/1998  $17,717   $18,647   $15,600
12/31/1998  $18,242   $19,199   $16,215
1/31/1999   $18,554   $19,528   $16,167
2/28/1999   $18,307   $19,277   $15,782
3/31/1999   $18,808   $19,804   $16,441
4/30/1999   $19,375   $20,401   $17,107
5/31/1999   $18,710   $19,701   $16,226
6/30/1999   $19,350   $20,375   $16,858
7/31/1999   $19,860   $20,910   $17,359
8/31/1999   $19,704   $20,737   $17,423
9/30/1999   $19,490   $20,513   $17,598

* 4/12/95 was the inception date of Class A Shares of the Fund. Returns prior to that date are for Class I Shares. Performance shown for Class A Shares for the periods prior to November 11, 1994 reflects performance of the shares of the predecessor collective investment fund (see footnote + below), including any applicable sales load.
** 5/12/95 was the inception date of Class B Shares of the Fund. Returns prior to that date are for Class I Shares, adjusted for Class B Share expenses. Performance shown for Class B Shares for the periods prior to November 11, 1994 reflects performance of the shares of the predecessor collective investment fund (see footnote + below) adjusted to reflect Class B Share expenses, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements).
+ Prior to November 11, 1994, Norwest Bank Minnesota, N.A. managed a collective investment fund with investment objectives and polices that were, in all material respects, equivalent to the Fund. The performance of the Fund includes the performance of the predecessor collective investment fund for the periods before it became a mutual fund on November 11, 1994. Performance reflects the historic performance of the mutual fund in which the collective investment fund invested, which was managed by Schroder Capital Management International Inc. The collective investment fund was not registered under the Investment Company Act of 1940 (the "1940 Act"), nor subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

THE ABOVE GRAPH REPRESENTS PERFORMANCE INFORMATION OF CLASS A AND I SHARES. PERFORMANCE OF OTHER CLASSES WILL DIFFER.
THE RETURNS ABOVE ARE CALCULATED USING THE MAXIMUM 5.75% SALES CHARGE FOR CLASS A SHARES AND THE MAXIMUM 5.00% DEFERRED SALES CHARGE (DECLINING TO ZERO AFTER THE SIXTH YEAR) FOR CLASS B SHARES.
INVESTING IN FOREIGN SECURITIES INVOLVES GREATER RISKS THAN INVESTING IN SECURITIES OF U.S. ISSUERS, INCLUDING CURRENCY FLUCTUATION AND POLITICAL UNCERTAINTY.

                                                                          [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (CONTINUED)      SEPTEMBER 30,
1999

--------------------------------------------------------------------------------

 PERFORMA DISCIPLINED GROWTH FUND

During the four-month period ended September 30, 1999, the Fund experienced neither a gain nor a loss.

The Fund seeks to identify attractively valued companies that are expected to report future positive earnings surprises and to experience future upward revisions in Wall Street's opinion of the earnings power of the company. For the four-month period ending September 30, 1999, the Fund had a 95% positive surprise rate versus a 77% positive surprise rate for the S&P 500 Index. With respect to earnings estimate revisions, 95% of the Fund companies experienced positive estimate revisions over the period vs. 57% for the S&P 500 Index.

The U.S. stock markets continued to broaden in the second and third calendar quarters of 1999. The markets remained volatile with all major indices falling for the four-month period. Technology continued to lead the markets with the NASDAQ Composite up over 24% while the NYSE Composite was flat for the year. The mega-cap stocks that led the markets during 1998 and the first quarter of 1999 performed in-line with the rest of the markets, surrendering much of their market leadership. Investors continue to prefer small cap growth stocks to small cap value stocks, and the Russell 2000 Growth Index now leads the Russell 2000 Value Index by over 10% year to date. Our focus on stocks with the potential to report significant positive earnings surprises worked well, as positive earnings surprise stocks outperformed negative earnings surprise stocks by 9% during the four-month period.

THE OPINIONS EXPRESSED REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH SEPTEMBER 30, 1999. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
PERFORMA DISCIPLINED GROWTH FUND ("FUND") VS. STANDARD & POOR'S 500 INDEX ("S&P
                                    INDEX")
--------------------------------------------------------------------------------
The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, since inception. The result is compared with a broad-based securities market index. The Fund's total return includes operating expenses that reduce returns, while the total return of the Index does not. Total return of the Fund would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed. The Fund is professionally managed while the Index is unmanaged and is not available for investment. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                                 AVERAGE ANNUAL
                                  TOTAL RETURN
                            AS OF SEPTEMBER 30, 1999
                            ------------------------
                                              S&P
                            I SHARES         INDEX
                            --------        --------
ONE YEAR                      22.17%           27.79%
SINCE INCEPTION               14.21%           18.05%
INCEPTION DATE              10/15/97         9/30/97
VALUE SEPTEMBER 30, 1999    $11,421          $13,937

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          I SHARES  S&P INDEX
9/30/97    $10,000    $10,000
10/31/97    $9,300     $9,666
11/30/97    $9,520    $10,113
12/31/97    $9,539    $10,287
1/31/98     $9,359    $10,401
2/28/98    $10,120    $11,150
3/31/98    $10,580    $11,721
4/30/98    $10,750    $11,839
5/31/98    $10,450    $11,636
6/30/98    $10,750    $12,108
7/31/98    $10,510    $11,979
8/31/98     $8,888    $10,249
9/30/98     $9,349    $10,906
10/31/98    $9,859    $11,792
11/30/98   $10,210    $12,507
12/31/98   $11,141    $13,227
1/31/99    $11,341    $13,780
2/28/99    $10,971    $13,352
3/31/99    $11,031    $13,886
4/30/99    $11,511    $14,424
5/31/99    $11,421    $14,084
6/30/99    $11,801    $14,865
7/31/99    $11,811    $14,401
8/31/99    $11,591    $14,329
9/30/99    $11,421    $13,937

                                                                          [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (CONCLUDED)      SEPTEMBER 30,
1999

--------------------------------------------------------------------------------

 PERFORMA SMALL CAP VALUE FUND

During the four-month period ended September 30, 1999, the Fund returned 5.85%.

The Small Cap Value Fund portfolio is designed to screen a large number of companies based on two quantitative measures. We essentially look for small, undervalued stocks that are highly likely to report a succession of positive earnings surprises, uncovering companies with better than expected fundamentals for our portfolio.

During the four-month period, the Fund had a 98% positive surprise rate for the portfolio versus a 71% positive surprise rate for the Russell 2000 Index. With respect to earnings estimate revisions, 89% of the Fund companies experienced positive estimate revisions over the period vs. 52% for the Russell 2000 Index.

The U.S. stock markets continued to broaden in the second and third calendar quarters of 1999. The markets remained volatile with all major indices falling for the four-month period. Technology continued to lead the markets with the NASDAQ Composite up over 24% while the NYSE Composite was flat for the year. The mega-cap stocks that led the markets during 1998 and the first quarter of 1999 performed in-line with the rest of the markets, surrendering much of their market leadership. Investors continue to prefer small cap growth stocks to small cap value stocks, and the Russell 2000 Growth Index now leads the Russell 2000 Value Index by over 10% year to date. Our focus on stocks with the potential to report significant positive earnings surprises worked well as positive earnings surprise stocks outperformed negative earnings surprise stocks by 9% during the four-month period.

THE OPINIONS EXPRESSED REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH SEPTEMBER 30, 1999. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
PERFORMA SMALL CAP VALUE FUND ("FUND") VS. RUSSELL 2000 INDEX ("RUSSELL INDEX")
--------------------------------------------------------------------------------
The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, since inception. The result is compared with a broad-based securities market index. The Fund's total return includes operating expenses that reduce returns, while the total return of the Index does not. Total return of the Fund would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed. The Fund is professionally managed while the Index is unmanaged and is not available for investment. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                                 AVERAGE ANNUAL
                                  TOTAL RETURN
                            AS OF SEPTEMBER 30, 1999
                            ------------------------
                                             RUSSELL
                            I SHARES          INDEX
                            --------          -----
ONE YEAR                       14.37%          19.07%
SINCE INCEPTION               (14.80%)         (2.84%)
INCEPTION DATE              10/15/97        10/15/97
VALUE SEPTEMBER 30, 1999      $8,520          $9,451

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          I SHARES  RUSSELL INDEX
10/15/97   $10,000        $10,000
10/31/97    $9,290         $9,371
11/30/97    $9,300         $9,310
12/31/97    $9,210         $9,473
1/31/98     $9,160         $9,324
2/28/98    $10,000        $10,013
3/31/98    $10,650        $10,426
4/30/98    $10,760        $10,484
5/31/98    $10,160         $9,919
6/30/98    $10,060         $9,940
7/31/98     $9,190         $9,135
8/31/98     $7,420         $7,361
9/30/98     $7,450         $7,937
10/31/98    $7,830         $8,261
11/30/98    $8,270         $8,694
12/31/98    $8,700         $9,232
1/31/99     $8,440         $9,355
2/28/99     $7,669         $8,597
3/31/99     $7,309         $8,731
4/30/99     $7,799         $9,514
5/31/99     $8,050         $9,653
6/30/99     $8,781        $10,089
7/31/99     $8,731         $9,812
8/31/99     $8,350         $9,449
9/30/99     $8,520         $9,451

INVESTMENTS IN SMALL COMPANIES GENERALLY CARRY GREATER RISK THAN IS CUSTOMARILY ASSOCIATED WITH LARGER COMPANIES SUCH AS NARROWER MARKETS, LIMITED FINANCIAL RESOURCES AND LESS LIQUID STOCKS.

                                                                          [LOGO]

 INDEPENDENT AUDITORS' REPORT                                 SEPTEMBER 30, 1999

--------------------------------------------------------------------------------

           To the Board of Trustees and Shareholders
           Norwest Advantage Funds

           We have audited the accompanying statements of assets and liabilities of Strategic Income Fund, Moderate Balanced Fund, Growth Balanced Fund, Aggressive Balanced-Equity Fund, Index Fund, Income Equity Fund, Diversified Equity Fund, Growth Equity Fund, Large Company Growth Fund, Diversified Small Cap Fund, Small Cap Opportunities Fund, Small Company Growth Fund and International Fund, portfolios of Norwest Advantage Funds (collectively the "Funds"), including the schedules of investments, as of September 30, 1999, and the related statements of operations for the periods presented on pages 20 to 24, statements of changes in net assets for the periods presented on pages 26 to 31, and financial highlights for the periods presented on pages 32 to 39. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

           We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

           In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of September 30, 1999, the results of their operations, changes in their net assets and financial highlights for each of the periods indicated in the paragraph above, in conformity with generally accepted accounting principles.

                                             /s/ KMPG LLP
                                             ------------------------
                                             Boston, Massachusetts
                                             November 18, 1999

                                                                          [LOGO]

 STATEMENTS OF ASSETS AND LIABILITIES

--------------------------------------------------------------------------------


                                                                              AGGRESSIVE
                                  STRATEGIC      MODERATE        GROWTH        BALANCED-
                                   INCOME        BALANCED       BALANCED        EQUITY          INDEX
                                    FUND           FUND           FUND           FUND           FUND
                                    ----           ----           ----           ----           ----
ASSETS
 Investments (Notes 1 and 2)
  Investments at cost.........  $246,677,918   $453,106,839   $728,740,007   $ 64,009,807   $424,098,418
  Net unrealized
      appreciation............    20,414,369     94,624,212    197,680,563        759,819    393,852,391
                                ------------   ------------   ------------   ------------   ------------
 TOTAL INVESTMENTS AT VALUE...   267,092,287    547,731,051    926,420,570     64,769,626    817,950,809
 Receivable for dividends,
     interest and other
     receivables..............         1,093            278          2,352              -         11,979
 Receivable for investments
     sold.....................             -              -              -              -              -
 Receivable for Fund shares
     issued...................       193,795        161,749        831,804        270,797      1,266,831
 Organization costs, net of
     amortization (Note 2)....         1,424          1,424          1,424          8,606          1,424
                                ------------   ------------   ------------   ------------   ------------
TOTAL ASSETS..................   267,288,599    547,894,502    927,256,150     65,049,029    819,231,043
                                ------------   ------------   ------------   ------------   ------------
LIABILITIES
 Payable for investments
     purchased................             -              -              -              -              -
 Dividends payable............             -              -              -              -              -
 Payable for Fund shares
     redeemed.................        39,199      1,120,488        435,952          3,771      5,296,564
 Payable to adviser and
     affiliates (Note 3)......        68,108        166,514        275,794         17,045         21,984
 Payable to other related
     parties (Note 3).........         3,950          8,877         15,616          3,034          5,657
 Accrued expenses and other
     liabilities..............        18,884         28,711         67,863         14,252         45,480
                                ------------   ------------   ------------   ------------   ------------
TOTAL LIABILITIES.............       130,141      1,324,590        795,225         38,102      5,369,685
                                ------------   ------------   ------------   ------------   ------------
NET ASSETS....................  $267,158,458   $546,569,912   $926,460,925   $ 65,010,927   $813,861,358
                                ============   ============   ============   ============   ============
COMPONENTS OF NET ASSETS
 Paid in capital..............  $230,155,985   $409,917,037   $659,817,359   $ 63,683,395   $408,098,208
 Undistributed (distributions
     in excess of) net
     investment income........     9,627,601     15,864,787     15,183,881        394,648      3,615,256
 Accumulated net realized gain
     (loss) from
     investments..............     6,960,503     26,163,876     53,779,122        173,065      8,295,503
 Net unrealized appreciation
     of investments...........    20,414,369     94,624,212    197,680,563        759,819    393,852,391
                                ------------   ------------   ------------   ------------   ------------
NET ASSETS....................  $267,158,458   $546,569,912   $926,460,925   $ 65,010,927   $813,861,358
                                ============   ============   ============   ============   ============
NET ASSETS BY SHARE CLASS
 A Shares.....................  $          -   $          -   $  6,552,052   $          -   $          -
 B Shares.....................             -              -     11,966,703              -              -
 C Shares.....................             -              -      2,153,062              -              -
 I Shares.....................   267,158,458    546,569,912    905,789,108     65,010,927    813,861,358
                                ------------   ------------   ------------   ------------   ------------
NET ASSETS....................  $267,158,458   $546,569,912   $926,460,925   $ 65,010,927   $813,861,358
                                ============   ============   ============   ============   ============
SHARES OF BENEFICIAL INTEREST
 A Shares.....................             -              -        200,458              -              -
 B Shares.....................             -              -        391,210              -              -
 C Shares.....................             -              -         70,254              -              -
 I Shares.....................    13,314,762     22,604,302     29,355,624      5,044,404     15,163,235
NET ASSET VALUE PER SHARE (Net
 Assets Divided by Shares of
 Beneficial Interest)
 A Shares.....................  $          -   $          -   $      32.69   $          -   $          -
 B Shares.....................  $          -   $          -   $      30.59   $          -   $          -
 C Shares.....................  $          -   $          -   $      30.65   $          -   $          -
 I Shares.....................  $      20.06   $      24.18   $      30.86   $      12.89   $      53.67
OFFERING PRICE PER SHARE
    (NAV/(1=Maximum Initial
    Sales Load)
 A Shares.....................  $          -   $          -   $      34.68   $          -   $          -
 B Shares.....................  $          -   $          -   $      30.59   $          -   $          -
 C Shares.....................  $          -   $          -   $      30.65   $          -   $          -
 I Shares.....................  $      20.06   $      24.18   $      30.86   $      12.89   $      53.67
MAXIMUM INITIAL SALES LOAD
 A Shares.....................           N/A            N/A          5.75%            N/A            N/A
 B Shares.....................           N/A            N/A            N/A            N/A            N/A
 C Shares.....................           N/A            N/A            N/A            N/A            N/A
 I Shares.....................           N/A            N/A            N/A            N/A            N/A

See Notes to Financial Statements.

                                                                          [LOGO]

                                                              SEPTEMBER 30, 1999

--------------------------------------------------------------------------------

                                                                                   LARGE                          SMALL
                                    INCOME       DIVERSIFIED       GROWTH         COMPANY       DIVERSIFIED        CAP
                                    EQUITY          EQUITY         EQUITY          GROWTH        SMALL CAP    OPPORTUNITIES
                                     FUND            FUND           FUND            FUND           FUND           FUND
                                     ----            ----           ----            ----           ----           ----
ASSETS
 Investments (Notes 1 and 2)
  Investments at cost.........  $1,281,107,690  $1,386,050,332  $391,284,241   $1,023,857,676  $ 67,933,148   $202,899,342
  Net unrealized
      appreciation............     418,507,672    702,718,352    289,120,192      166,439,171     1,153,346      8,362,781
                                --------------  --------------  ------------   --------------  ------------   ------------
 TOTAL INVESTMENTS AT VALUE...   1,699,615,362  2,088,768,684    680,404,433    1,190,296,847    69,086,494    211,262,123
 Receivable for dividends,
     interest and other
     receivables..............               -              -          2,783           97,422         3,132         69,380
 Receivable for investments
     sold.....................               -              -              -                -             -      2,267,474
 Receivable for Fund shares
     issued...................       3,124,347      1,522,265      7,578,338        5,648,793       227,951        249,581
 Organization costs, net of
     amortization (Note 2)....           1,424          1,424          1,424            1,424         2,275              -
                                --------------  --------------  ------------   --------------  ------------   ------------
TOTAL ASSETS..................   1,702,741,133  2,090,292,373    687,986,978    1,196,044,486    69,319,852    213,848,558
                                --------------  --------------  ------------   --------------  ------------   ------------
LIABILITIES
 Payable for investments
     purchased................               -              -              -                -             -      5,181,803
 Dividends payable............           7,386          2,652              -                -             -              -
 Payable for Fund shares
     redeemed.................         686,719        330,891        123,439        3,342,512         7,672      1,438,389
 Payable to adviser and
     affiliates (Note 3)......         359,131        687,316        242,960          270,608         8,593        193,000
 Payable to other related
     parties (Note 3).........          87,043         66,808         11,580           57,186         1,365          6,733
 Accrued expenses and other
     liabilities..............         193,992        215,703        113,453          190,449        15,314         23,660
                                --------------  --------------  ------------   --------------  ------------   ------------
TOTAL LIABILITIES.............       1,334,271      1,303,370        491,432        3,860,755        32,944      6,843,585
                                --------------  --------------  ------------   --------------  ------------   ------------
NET ASSETS....................  $1,701,406,862  $2,088,989,003  $687,495,546   $1,192,183,731  $ 69,286,908   $207,004,973
                                ==============  ==============  ============   ==============  ============   ============
COMPONENTS OF NET ASSETS
 Paid in capital..............  $1,241,464,337  $1,271,770,767  $301,370,516   $  989,716,283  $ 70,097,710   $218,343,995
 Undistributed (distributions
     in excess of) net
     investment income........         620,427      8,237,731       (362,607)               -             -              -
 Accumulated net realized gain
     (loss) from
     investments..............      40,814,426    106,262,153     97,367,445       36,028,277    (1,964,148)   (19,701,803)
 Net unrealized appreciation
     of investments...........     418,507,672    702,718,352    289,120,192      166,439,171     1,153,346      8,362,781
                                --------------  --------------  ------------   --------------  ------------   ------------
NET ASSETS....................  $1,701,406,862  $2,088,989,003  $687,495,546   $1,192,183,731  $ 69,286,908   $207,004,973
                                ==============  ==============  ============   ==============  ============   ============
NET ASSETS BY SHARE CLASS
 A Shares.....................  $  109,080,598  $  70,623,765   $ 23,750,201   $  188,889,967  $  1,270,881   $  7,632,709
 B Shares.....................     118,791,916    113,873,861     19,210,637      201,350,895       557,345      4,089,290
 C Shares.....................       2,124,165      2,017,772        319,997                -             -              -
 I Shares.....................   1,471,410,183  1,902,473,605    644,214,711      801,942,869    67,458,682    195,282,974
                                --------------  --------------  ------------   --------------  ------------   ------------
NET ASSETS....................  $1,701,406,862  $2,088,989,003  $687,495,546   $1,192,183,731  $ 69,286,908   $207,004,973
                                ==============  ==============  ============   ==============  ============   ============
SHARES OF BENEFICIAL INTEREST
 A Shares.....................       2,467,963      1,471,106        644,941        3,258,791       133,159        372,335
 B Shares.....................       2,689,650      2,406,147        534,596        3,708,883        62,223        204,109
 C Shares.....................          46,888         42,123          8,687                -             -              -
 I Shares.....................      33,294,244     39,632,187     17,495,921       14,687,377     7,474,884      9,525,410
NET ASSET VALUE PER SHARE (Net
 Assets Divided by Shares of
 Beneficial Interest)
 A Shares.....................  $        44.20  $       48.01   $      36.83   $        57.96  $       9.54   $      20.50
 B Shares.....................  $        44.17  $       47.33   $      35.93   $        54.29  $       8.96   $      20.03
 C Shares.....................  $        45.30  $       47.90   $      36.84   $            -  $          -   $          -
 I Shares.....................  $        44.19  $       48.00   $      36.82   $        54.60  $       9.02   $      20.50
OFFERING PRICE PER SHARE
    (NAV/(1=Maximum Initial
    Sales Load)
 A Shares.....................  $        46.90  $       50.94   $      39.08   $        61.50  $      10.12   $      21.75
 B Shares.....................  $        44.17  $       47.33   $      35.93   $        54.29  $       8.96   $      20.03
 C Shares.....................  $        45.30  $       47.90   $      36.84   $            -  $          -   $          -
 I Shares.....................  $        44.19  $       48.00   $      36.82   $        54.60  $       9.02   $      20.50
MAXIMUM INITIAL SALES LOAD
 A Shares.....................           5.75%          5.75%          5.75%            5.75%         5.75%          5.75%
 B Shares.....................             N/A            N/A            N/A              N/A           N/A            N/A
 C Shares.....................             N/A            N/A            N/A              N/A           N/A            N/A
 I Shares.....................             N/A            N/A            N/A              N/A           N/A            N/A


                                    SMALL
                                   COMPANY
                                   GROWTH      INTERNATIONAL
                                    FUND           FUND
                                    ----           ----
ASSETS
 Investments (Notes 1 and 2)
  Investments at cost.........  $509,147,632   $250,457,017
  Net unrealized
      appreciation............     6,545,577     28,935,928
                                ------------   ------------
 TOTAL INVESTMENTS AT VALUE...   515,693,209    279,392,945
 Receivable for dividends,
     interest and other
     receivables..............         8,791         13,712
 Receivable for investments
     sold.....................             -              -
 Receivable for Fund shares
     issued...................       126,540        342,941
 Organization costs, net of
     amortization (Note 2)....         1,424          1,424
                                ------------   ------------
TOTAL ASSETS..................   515,829,964    279,751,022
                                ------------   ------------
LIABILITIES
 Payable for investments
     purchased................             -              -
 Dividends payable............             -             48
 Payable for Fund shares
     redeemed.................       324,347        404,134
 Payable to adviser and
     affiliates (Note 3)......       108,724        172,760
 Payable to other related
     parties (Note 3).........        19,721         15,065
 Accrued expenses and other
     liabilities..............        84,925         25,232
                                ------------   ------------
TOTAL LIABILITIES.............       537,717        617,239
                                ------------   ------------
NET ASSETS....................  $515,292,247   $279,133,783
                                ============   ============
COMPONENTS OF NET ASSETS
 Paid in capital..............  $536,579,449   $220,945,257
 Undistributed (distributions
     in excess of) net
     investment income........             -        636,425
 Accumulated net realized gain
     (loss) from
     investments..............   (27,832,779)    28,616,173
 Net unrealized appreciation
     of investments...........     6,545,577     28,935,928
                                ------------   ------------
NET ASSETS....................  $515,292,247   $279,133,783
                                ============   ============
NET ASSETS BY SHARE CLASS
 A Shares.....................  $          -   $  2,725,625
 B Shares.....................             -      1,960,468
 C Shares.....................             -              -
 I Shares.....................   515,292,247    274,447,690
                                ------------   ------------
NET ASSETS....................  $515,292,247   $279,133,783
                                ============   ============
SHARES OF BENEFICIAL INTEREST
 A Shares.....................             -        114,870
 B Shares.....................             -         83,295
 C Shares.....................             -              -
 I Shares.....................    19,065,559     11,559,493
NET ASSET VALUE PER SHARE (Net
 Assets Divided by Shares of
 Beneficial Interest)
 A Shares.....................  $          -   $      23.73
 B Shares.....................  $          -   $      23.54
 C Shares.....................  $          -   $          -
 I Shares.....................  $      27.03   $      23.74
OFFERING PRICE PER SHARE
    (NAV/(1=Maximum Initial
    Sales Load)
 A Shares.....................  $          -   $      25.18
 B Shares.....................  $          -   $      23.54
 C Shares.....................  $          -   $          -
 I Shares.....................  $      27.03   $      23.74
MAXIMUM INITIAL SALES LOAD
 A Shares.....................           N/A          5.75%
 B Shares.....................           N/A            N/A
 C Shares.....................           N/A            N/A
 I Shares.....................           N/A            N/A

                                                                          [LOGO]

 STATEMENTS OF OPERATIONS

--------------------------------------------------------------------------------

                                      STRATEGIC                          MODERATE
                                        INCOME                           BALANCED
                                         FUND                              FUND
                           --------------------------------  --------------------------------
                              FOUR MONTHS          YEAR         FOUR MONTHS          YEAR
                                 ENDED            ENDED            ENDED            ENDED
                           SEPTEMBER 30, 1999  MAY 31, 1999  SEPTEMBER 30, 1999  MAY 31, 1999
                           ------------------  ------------  ------------------  ------------
INVESTMENT INCOME
 Interest income (b).....     $ 4,362,136      $11,917,763      $  6,842,988     $17,568,829
 Dividend
   income (a)(b).........         228,891          714,516           935,027       2,631,109
 Securities lending
   income
   (b) (Note 2)..........          11,493           56,897            26,263         120,893
 Net expenses from
   Portfolios
   (Note 1)..............        (373,931)      (1,051,138)         (866,871)     (2,325,854)
                              -----------      -----------      ------------     -----------
 TOTAL INVESTMENT
   INCOME................       4,228,589       11,638,038         6,937,407      17,994,977
                              -----------      -----------      ------------     -----------
EXPENSES
 Advisory (Note 3).......         224,032          631,949           458,542       1,226,997
 Management and
   Administration
   (Note 3)..............          44,806          126,390            91,708         245,400
 Transfer agent (Note 3)
  A Shares...............               -                -                 -               -
  B Shares...............               -                -                 -               -
  C Shares...............               -                -                 -               -
  I Shares...............         224,032          631,949           458,542       1,226,997
 Custody (Note 3)........               -                -                 -               -
 Accounting (Note 3).....           4,000           13,500             4,000          13,500
 Legal (Note 3)..........           1,329            3,423             2,707           6,701
 Registration
  A Shares...............               -                -                 -               -
  B Shares...............               -                -                 -               -
  C Shares...............               -                -                 -               -
  I Shares...............           3,335           17,858             4,229          23,191
 Audit...................           8,000            5,900             8,000           5,900
 Trustees................           1,248            2,942             2,526           5,720
 Distribution fees
   (Note 3)
  A Shares...............               -                -                 -               -
  B Shares...............               -                -                 -               -
  C Shares...............               -                -                 -               -
 Amortization of
   organization costs
   (Note 2)..............           3,973           11,920             3,973          11,920
 Miscellaneous...........           8,703           16,054            17,614          30,265
                              -----------      -----------      ------------     -----------
TOTAL EXPENSES...........         523,458        1,461,885         1,051,841       2,796,591
  Fees waived and
    expenses reimbursed
    (Note 3).............        (180,549)        (490,307)         (304,942)       (802,405)
                              -----------      -----------      ------------     -----------
NET EXPENSES.............         342,909          971,578           746,899       1,994,186
                              -----------      -----------      ------------     -----------
NET INVESTMENT INCOME
  (LOSS).................       3,885,680       10,666,460         6,190,508      16,000,791
                              -----------      -----------      ------------     -----------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
   Net Realized Gain
     (Loss) from
     Securities..........               -           (2,343)                -          (8,784)
     Financial futures
       transactions......               -        3,540,118                 -      13,331,731
     Securities
       transactions
       allocated from
       Portfolios
       (Note 1)..........       1,178,755        4,694,013         5,904,209      15,930,048
     Foreign currency
       transactions
       allocated from
       Portfolios........          (9,749)         (31,035)          (41,809)       (106,679)
     Financial futures
       transactions
       allocated from
       Portfolios........          65,902           67,868           272,241         299,801
                              -----------      -----------      ------------     -----------
   Net Realized Gain
     (Loss) from
     Investments.........       1,234,908        8,268,621         6,134,641      29,446,117
                              -----------      -----------      ------------     -----------
   Net Change in
     Unrealized
     Appreciation
     (Depreciation) of
     Securities..........               -                -                 -               -
     Securities
       transactions
       allocated from
       Portfolios
       (Note 1)..........      (3,923,206)       1,531,709       (11,753,901)     11,363,760
     Foreign currency
       transactions
       allocated from
       Portfolios........         (21,440)         (11,396)          (91,846)        (37,076)
     Financial futures
       transactions
       allocated from
       Portfolios........         (43,999)         (31,526)         (184,010)       (171,836)
                              -----------      -----------      ------------     -----------
   Net Change in
     Unrealized
     Appreciation
     (Depreciation) of
     Investments.........      (3,988,645)       1,488,787       (12,029,757)     11,154,848
                              -----------      -----------      ------------     -----------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS.........      (2,753,737)       9,757,408        (5,895,116)     40,600,965
                              -----------      -----------      ------------     -----------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........     $ 1,131,943      $20,423,868      $    295,392     $56,601,756
                              ===========      ===========      ============     ===========
(a) Net of foreign
  withholding taxes of...     $     7,525      $    21,577      $     31,429     $    80,462
(b) Investment income
    includes amounts
    allocated from
    Portfolios where
    applicable.

See Notes to Financial Statements.

                                                                          [LOGO]

--------------------------------------------------------------------------------

                                                                        AGGRESSIVE
                                        GROWTH                          BALANCED -
                                       BALANCED                           EQUITY                            INDEX
                                         FUND                              FUND                              FUND
                           --------------------------------  --------------------------------  --------------------------------
                              FOUR MONTHS          YEAR         FOUR MONTHS          YEAR         FOUR MONTHS          YEAR
                                 ENDED            ENDED            ENDED            ENDED            ENDED            ENDED
                           SEPTEMBER 30, 1999  MAY 31, 1999  SEPTEMBER 30, 1999  MAY 31, 1999  SEPTEMBER 30, 1999  MAY 31, 1999
                           ------------------  ------------  ------------------  ------------  ------------------  ------------
INVESTMENT INCOME
 Interest income (b).....     $  6,448,796     $16,505,856      $   264,286       $  209,487      $   465,662      $ 1,094,667
 Dividend
   income (a)(b).........        2,631,533       6,214,559          190,136          175,067        3,869,575       13,004,697
 Securities lending
   income
   (b) (Note 2)..........           46,845         186,803            3,002            3,917           50,371          246,367
 Net expenses from
   Portfolios
   (Note 1)..............       (1,602,948)     (3,820,678)        (105,222)         (89,251)        (545,756)      (1,675,812)
                              ------------     ------------     -----------       ----------      -----------      ------------
 TOTAL INVESTMENT
   INCOME................        7,524,226      19,086,540          352,202          299,220        3,839,852       12,669,919
                              ------------     ------------     -----------       ----------      -----------      ------------
EXPENSES
 Advisory (Note 3).......          763,870       1,854,353           48,299           41,549                -                -
 Management and
   Administration
   (Note 3)..............          152,774         370,872            9,660            8,310          154,068          469,798
 Transfer agent (Note 3)
  A Shares...............            9,356           4,892                -                -                -                -
  B Shares...............            9,197           6,382                -                -                -                -
  C Shares...............            1,315             549                -                -                -                -
  I Shares...............          748,680       1,844,286           48,299           41,549          770,340        2,348,992
 Custody (Note 3)........                -               -                -                -                -                -
 Accounting (Note 3).....           16,000          37,501            4,000           13,500            4,000           13,500
 Legal (Note 3)..........            4,756          14,489              286              195           31,160           12,055
 Registration
  A Shares...............            3,139           6,176                -                -                -                -
  B Shares...............            6,004           7,363                -                -                -                -
  C Shares...............            2,999           5,589                -                -                -                -
  I Shares...............            6,494          42,856            4,262           12,914            5,669           68,017
 Audit...................            8,000           5,900            8,000            7,200            8,000            5,900
 Trustees................            4,181           8,472              214              157            4,846           10,463
 Distribution fees
   (Note 3)
  A Shares...............            1,871           1,254                -                -                -                -
  B Shares...............           36,789          25,528                -                -                -                -
  C Shares...............            3,946           1,648                -                -                -                -
 Amortization of
   organization costs
   (Note 2)..............            3,973          11,920              905            2,715            3,973           11,920
 Miscellaneous...........           29,913          58,370            1,562            1,499           11,963           53,648
                              ------------     ------------     -----------       ----------      -----------      ------------
TOTAL EXPENSES...........        1,813,257       4,308,400          125,487          129,588          994,019        2,994,293
  Fees waived and
    expenses reimbursed
    (Note 3).............         (530,193)     (1,202,580)         (37,533)         (52,858)        (769,531)      (2,321,188)
                              ------------     ------------     -----------       ----------      -----------      ------------
NET EXPENSES.............        1,283,064       3,105,820           87,954           76,730          224,488          673,105
                              ------------     ------------     -----------       ----------      -----------      ------------
NET INVESTMENT INCOME
  (LOSS).................        6,241,162      15,980,720          264,248          222,490        3,615,364       11,996,814
                              ------------     ------------     -----------       ----------      -----------      ------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
   Net Realized Gain
     (Loss) from
     Securities..........                -         (18,548)               -              402                -                -
     Financial futures
       transactions......                -      28,062,285                -          495,617                -                -
     Securities
       transactions
       allocated from
       Portfolios
       (Note 1)..........       13,599,721      26,493,420          (43,198)        (324,561)       6,903,444        9,587,955
     Foreign currency
       transactions
       allocated from
       Portfolios........         (123,445)       (255,086)          (9,857)          (8,671)               -                -
     Financial futures
       transactions
       allocated from
       Portfolios........          534,961         552,469          181,170         (121,597)       1,099,326        2,255,784
                              ------------     ------------     -----------       ----------      -----------      ------------
   Net Realized Gain
     (Loss) from
     Investments.........       14,011,237      54,834,540          128,115           41,190        8,002,770       11,843,739
                              ------------     ------------     -----------       ----------      -----------      ------------
   Net Change in
     Unrealized
     Appreciation
     (Depreciation) of
     Securities..........                -               -                -                -                -                -
     Securities
       transactions
       allocated from
       Portfolios
       (Note 1)..........      (23,789,094)     41,409,045       (1,977,614)       2,244,957       (1,029,204)     152,178,601
     Foreign currency
       transactions
       allocated from
       Portfolios........         (277,441)        (13,976)         (22,132)           5,935                -                -
     Financial futures
       transactions
       allocated from
       Portfolios........         (292,298)       (247,999)          10,317          134,957          (94,870)         153,150
                              ------------     ------------     -----------       ----------      -----------      ------------
   Net Change in
     Unrealized
     Appreciation
     (Depreciation) of
     Investments.........      (24,358,833)     41,147,070       (1,989,429)       2,385,849       (1,124,074)     152,331,751
                              ------------     ------------     -----------       ----------      -----------      ------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS.........      (10,347,596)     95,981,610       (1,861,314)       2,427,039        6,878,696      164,175,490
                              ------------     ------------     -----------       ----------      -----------      ------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........     $ (4,106,434)    $111,962,330     $(1,597,066)      $2,649,529      $10,494,060      $176,172,304
                              ============     ============     ===========       ==========      ===========      ============
(a) Net of foreign
  withholding taxes of...     $     92,048     $   193,325      $     7,480       $    5,845      $         -      $         -
(b) Investment income
    includes amounts
    allocated from
    Portfolios where
    applicable.


                                        INCOME
                                        EQUITY
                                         FUND
                           --------------------------------
                              FOUR MONTHS          YEAR
                                 ENDED            ENDED
                           SEPTEMBER 30, 1999  MAY 31, 1999
                           ------------------  ------------
INVESTMENT INCOME
 Interest income (b).....    $     894,082     $  1,414,305
 Dividend
   income (a)(b).........       10,714,345       29,415,238
 Securities lending
   income
   (b) (Note 2)..........           86,924          201,664
 Net expenses from
   Portfolios
   (Note 1)..............       (3,199,622)      (8,178,939)
                             -------------     ------------
 TOTAL INVESTMENT
   INCOME................        8,495,729       22,852,268
                             -------------     ------------
EXPENSES
 Advisory (Note 3).......                -                -
 Management and
   Administration
   (Note 3)..............          297,582          747,064
 Transfer agent (Note 3)
  A Shares...............           92,871          218,651
  B Shares...............           97,651          209,221
  C Shares...............            1,387              503
  I Shares...............        1,295,996        3,306,949
 Custody (Note 3)........                -                -
 Accounting (Note 3).....           16,000           45,500
 Legal (Note 3)..........           10,048           24,988
 Registration
  A Shares...............            3,623           13,482
  B Shares...............            3,717           13,888
  C Shares...............            4,052            5,482
  I Shares...............            7,527           53,865
 Audit...................            8,000            5,900
 Trustees................            8,298           17,104
 Distribution fees
   (Note 3)
  A Shares...............                -                -
  B Shares...............          390,602          836,884
  C Shares...............            4,162            1,509
 Amortization of
   organization costs
   (Note 2)..............            3,973           11,920
 Miscellaneous...........           31,666          176,581
                             -------------     ------------
TOTAL EXPENSES...........        2,277,155        5,689,491
  Fees waived and
    expenses reimbursed
    (Note 3).............         (119,217)        (541,616)
                             -------------     ------------
NET EXPENSES.............        2,157,938        5,147,875
                             -------------     ------------
NET INVESTMENT INCOME
  (LOSS).................        6,337,791       17,704,393
                             -------------     ------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
   Net Realized Gain
     (Loss) from
     Securities..........                -                -
     Financial futures
       transactions......                -                -
     Securities
       transactions
       allocated from
       Portfolios
       (Note 1)..........       37,939,911        7,349,243
     Foreign currency
       transactions
       allocated from
       Portfolios........                -                -
     Financial futures
       transactions
       allocated from
       Portfolios........                -                -
                             -------------     ------------
   Net Realized Gain
     (Loss) from
     Investments.........       37,939,911        7,349,243
                             -------------     ------------
   Net Change in
     Unrealized
     Appreciation
     (Depreciation) of
     Securities..........                -                -
     Securities
       transactions
       allocated from
       Portfolios
       (Note 1)..........     (119,421,858)     197,583,941
     Foreign currency
       transactions
       allocated from
       Portfolios........                -                -
     Financial futures
       transactions
       allocated from
       Portfolios........                -                -
                             -------------     ------------
   Net Change in
     Unrealized
     Appreciation
     (Depreciation) of
     Investments.........     (119,421,858)     197,583,941
                             -------------     ------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS.........      (81,481,947)     204,933,184
                             -------------     ------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........    $ (75,144,156)    $222,637,577
                             =============     ============
(a) Net of foreign
  withholding taxes of...    $           -     $          -
(b) Investment income
    includes amounts
    allocated from
    Portfolios where
    applicable.

                                                                          [LOGO]

--------------------------------------------------------------------------------

                                     DIVERSIFIED                          GROWTH
                                        EQUITY                            EQUITY
                                         FUND                              FUND
                           --------------------------------  --------------------------------
                              FOUR MONTHS          YEAR         FOUR MONTHS          YEAR
                                 ENDED            ENDED            ENDED            ENDED
                           SEPTEMBER 30, 1999  MAY 31, 1999  SEPTEMBER 30, 1999  MAY 31, 1999
                           ------------------  ------------  ------------------  ------------
INVESTMENT INCOME
 Interest income (b).....     $  1,172,697     $ 3,162,860      $    488,365     $ 2,887,005
 Dividend
   income (a)(b).........        8,878,508      21,348,564         2,818,988       8,201,197
 Securities lending
   income
   (b) (Note 2)..........          109,456         415,781            41,789         289,867
 Net expenses from
   Portfolios
   (Note 1)..............       (4,043,909)     (9,503,595)       (2,040,030)     (7,370,526)
                              ------------     ------------     ------------     -----------
 TOTAL INVESTMENT
   INCOME................        6,116,752      15,423,610         1,309,112       4,007,543
                              ------------     ------------     ------------     -----------
EXPENSES
 Advisory (Note 3).......        1,762,369       4,237,011           646,153       2,425,572
 Management and
   Administration
   (Note 3)..............          352,474         847,404           129,230         485,114
 Transfer agent (Note 3)
  A Shares...............           60,211         154,548            16,306          46,374
  B Shares...............           97,279         238,513            16,458          43,863
  C Shares...............            1,071             415               183              68
  I Shares...............        1,603,809       3,843,535           613,206       2,335,267
 Custody (Note 3)........                -               -                 -               -
 Accounting (Note 3).....           16,000          45,500            16,000          45,500
 Legal (Note 3)..........           25,504          30,324            10,793          16,341
 Registration
  A Shares...............            3,401           8,451             2,673           5,221
  B Shares...............            3,616          11,992             2,653           5,647
  C Shares...............            3,005           5,356             2,988           5,248
  I Shares...............           12,136          25,650             4,403          21,324
 Audit...................            8,000           5,900             8,000           5,900
 Trustees................            9,287          20,021             4,049          11,911
 Distribution fees
   (Note 3)
  A Shares...............                -               -                 -               -
  B Shares...............          389,116         954,051            65,831         175,451
  C Shares...............            3,212           1,246               549             204
 Amortization of
   organization costs
   (Note 2)..............            3,973          11,921             3,973          11,920
 Miscellaneous...........           66,891         182,080            11,449          91,352
                              ------------     ------------     ------------     -----------
TOTAL EXPENSES...........        4,421,354      10,623,918         1,554,897       5,732,277
  Fees waived and
    expenses reimbursed
    (Note 3).............       (1,120,128)     (2,463,311)         (314,370)       (839,114)
                              ------------     ------------     ------------     -----------
NET EXPENSES.............        3,301,226       8,160,607         1,240,527       4,893,163
                              ------------     ------------     ------------     -----------
NET INVESTMENT INCOME
  (LOSS).................        2,815,526       7,263,003            68,585        (885,620)
                              ------------     ------------     ------------     -----------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
   Net Realized Gain
     (Loss) from
     Securities..........                -               -                 -               -
     Financial futures
       transactions......                -               -                 -               -
     Securities
       transactions
       allocated from
       Portfolios
       (Note 1)..........       47,375,040      68,677,749        42,477,806      66,680,075
     Foreign currency
       transactions
       allocated from
       Portfolios........         (432,045)       (917,082)         (272,198)       (948,677)
     Financial futures
       transactions
       allocated from
       Portfolios........        1,801,184       1,674,322           235,748        (312,231)
                              ------------     ------------     ------------     -----------
   Net Realized Gain
     (Loss) from
     Investments.........       48,744,179      69,434,989        42,441,356      65,419,167
                              ------------     ------------     ------------     -----------
   Net Change in
     Unrealized
     Appreciation
     (Depreciation) of
     Securities..........                -               -                 -               -
     Securities
       transactions
       allocated from
       Portfolios
       (Note 1)..........      (77,191,409)    155,956,095       (12,178,754)      4,819,250
     Foreign currency
       transactions
       allocated from
       Portfolios........         (940,339)          8,502          (596,805)       (219,223)
     Financial futures
       transactions
       allocated from
       Portfolios........         (923,615)       (805,642)          (62,463)        156,336
                              ------------     ------------     ------------     -----------
   Net Change in
     Unrealized
     Appreciation
     (Depreciation) of
     Investments.........      (79,055,363)    155,158,955       (12,838,022)      4,756,363
                              ------------     ------------     ------------     -----------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS.........      (30,311,184)    224,593,944        29,603,334      70,175,530
                              ------------     ------------     ------------     -----------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........     $(27,495,658)    $231,856,947     $ 29,671,919     $69,289,910
                              ============     ============     ============     ===========
(a) Net of foreign
  withholding taxes of...     $    310,900     $   658,680      $    197,201     $   762,717
(b) Investment income
    includes amounts
    allocated from
    Portfolios where
    applicable.

See Notes to Financial Statements.

                                                                          [LOGO]

--------------------------------------------------------------------------------

                                        LARGE                                                               SMALL
                                       COMPANY                         DIVERSIFIED                           CAP
                                        GROWTH                          SMALL CAP                       OPPORTUNITIES
                                         FUND                              FUND                              FUND
                           --------------------------------  --------------------------------  --------------------------------
                              FOUR MONTHS          YEAR         FOUR MONTHS          YEAR         FOUR MONTHS          YEAR
                                 ENDED            ENDED            ENDED            ENDED            ENDED            ENDED
                           SEPTEMBER 30, 1999  MAY 31, 1999  SEPTEMBER 30, 1999  MAY 31, 1999  SEPTEMBER 30, 1999  MAY 31, 1999
                           ------------------  ------------  ------------------  ------------  ------------------  ------------
INVESTMENT INCOME
 Interest income (b).....     $    699,847     $   754,159      $    41,576       $  101,753      $    250,187     $   589,988
 Dividend
   income (a)(b).........        1,616,174       1,858,536          184,179          288,874           328,715       1,297,606
 Securities lending
   income
   (b) (Note 2)..........           44,823         146,392            4,508           11,002                 -               -
 Net expenses from
   Portfolios
   (Note 1)..............       (2,648,048)     (3,760,435)        (198,840)        (308,897)                -      (1,853,798)
                              ------------     ------------     -----------       ----------      ------------     ------------
 TOTAL INVESTMENT
   INCOME................         (287,204)     (1,001,348)          31,423           92,732           578,902          33,796
                              ------------     ------------     -----------       ----------      ------------     ------------
EXPENSES
 Advisory (Note 3).......                -               -           56,411           87,077           429,953               -
 Management and
   Administration
   (Note 3)..............          192,914         266,452           11,282           17,416           250,805         726,099
 Transfer agent (Note 3)
  A Shares...............          333,240         294,538            2,424            4,766             6,591          14,131
  B Shares...............          155,772         101,712              474              450             3,546          12,198
  C Shares...............                -               -                -                -                 -               -
  I Shares...............          642,176       1,041,740           54,725           83,572           169,010         578,754
 Custody (Note 3)........                -               -                -                -            12,166               -
 Accounting (Note 3).....           12,000          29,499           12,000           29,500            24,000          37,501
 Legal (Note 3)..........           10,660         156,414              326              518             1,078           3,767
 Registration
  A Shares...............            5,992          49,144            3,104            5,707             3,147           5,267
  B Shares...............            5,857          41,836            3,091            5,444             2,592           5,378
  C Shares...............                -               -                -                -                 -               -
  I Shares...............            8,021          85,397            4,505           19,482             4,024          12,509
 Audit...................            8,000           5,900            8,000            5,900            16,000           5,900
 Trustees................            5,023           4,772              302              318             1,000           3,121
 Distribution fees
   (Note 3)
  A Shares...............           66,648          75,523              485            1,222                 -               -
  B Shares...............          623,089         406,848            1,895            1,800            14,184          48,792
  C Shares...............                -               -                -                -                 -               -
 Amortization of
   organization costs
   (Note 2)..............            3,973          11,920              229              687                 -               -
 Miscellaneous...........           42,839          48,588            2,191            3,135             5,516          24,337
                              ------------     ------------     -----------       ----------      ------------     ------------
TOTAL EXPENSES...........        2,116,204       2,620,283          161,444          266,994           943,612       1,477,754
  Fees waived and
    expenses reimbursed
    (Note 3).............         (312,811)       (591,488)         (86,781)        (154,479)          (37,654)       (267,522)
                              ------------     ------------     -----------       ----------      ------------     ------------
NET EXPENSES.............        1,803,393       2,028,795           74,663          112,515           905,958       1,210,232
                              ------------     ------------     -----------       ----------      ------------     ------------
NET INVESTMENT INCOME
  (LOSS).................       (2,090,597)     (3,030,143)         (43,240)         (19,783)         (327,056)     (1,176,436)
                              ------------     ------------     -----------       ----------      ------------     ------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
   Net Realized Gain
     (Loss) from
     Securities..........                -               -                -                -        11,287,621               -
     Financial futures
       transactions......                -               -                -                -                 -               -
     Securities
       transactions
       allocated from
       Portfolios
       (Note 1)..........        3,410,766      38,470,599        2,089,329       (4,168,370)                -     (30,744,151)
     Foreign currency
       transactions
       allocated from
       Portfolios........                -               -                -                -                 -               -
     Financial futures
       transactions
       allocated from
       Portfolios........                -               -          129,182           75,661                 -               -
                              ------------     ------------     -----------       ----------      ------------     ------------
   Net Realized Gain
     (Loss) from
     Investments.........        3,410,766      38,470,599        2,218,511       (4,092,709)       11,287,621     (30,744,151)
                              ------------     ------------     -----------       ----------      ------------     ------------
   Net Change in
     Unrealized
     Appreciation
     (Depreciation) of
     Securities..........                -               -                -                -       (10,960,300)              -
     Securities
       transactions
       allocated from
       Portfolios
       (Note 1)..........      (21,396,941)    110,679,616       (2,159,373)       3,586,957                 -     (11,334,217)
     Foreign currency
       transactions
       allocated from
       Portfolios........                -               -                -                -                 -               -
     Financial futures
       transactions
       allocated from
       Portfolios........                -               -          (92,925)           8,309                 -               -
                              ------------     ------------     -----------       ----------      ------------     ------------
   Net Change in
     Unrealized
     Appreciation
     (Depreciation) of
     Investments.........      (21,396,941)    110,679,616       (2,252,298)       3,595,266       (10,960,300)    (11,334,217)
                              ------------     ------------     -----------       ----------      ------------     ------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS.........      (17,986,175)    149,150,215          (33,787)        (497,443)          327,321     (42,078,368)
                              ------------     ------------     -----------       ----------      ------------     ------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........     $(20,076,772)    $146,120,072     $   (77,027)      $ (517,226)     $        265     $(43,254,804)
                              ============     ============     ===========       ==========      ============     ============
(a) Net of foreign
  withholding taxes of...     $          -     $         -      $         -       $        -      $          -     $         -
(b) Investment income
    includes amounts
    allocated from
    Portfolios where
    applicable.

                                        SMALL
                                       COMPANY
                                        GROWTH
                                         FUND
                           --------------------------------
                              FOUR MONTHS          YEAR
                                 ENDED            ENDED
                           SEPTEMBER 30, 1999  MAY 31, 1999
                           ------------------  ------------
INVESTMENT INCOME
 Interest income (b).....     $    421,456     $  1,760,891
 Dividend
   income (a)(b).........          900,948        2,508,977
 Securities lending
   income
   (b) (Note 2)..........            2,488                -
 Net expenses from
   Portfolios
   (Note 1)..............       (1,725,374)      (5,748,442)
                              ------------     ------------
 TOTAL INVESTMENT
   INCOME................         (400,482)      (1,478,574)
                              ------------     ------------
EXPENSES
 Advisory (Note 3).......                -                -
 Management and
   Administration
   (Note 3)..............           91,314          293,016
 Transfer agent (Note 3)
  A Shares...............                -                -
  B Shares...............                -                -
  C Shares...............                -                -
  I Shares...............          456,574        1,465,079
 Custody (Note 3)........                -                -
 Accounting (Note 3).....            4,000           13,500
 Legal (Note 3)..........            2,558            8,751
 Registration
  A Shares...............                -                -
  B Shares...............                -                -
  C Shares...............                -                -
  I Shares...............            4,031           16,032
 Audit...................            8,000            5,900
 Trustees................            2,583            7,587
 Distribution fees
   (Note 3)
  A Shares...............                -                -
  B Shares...............                -                -
  C Shares...............                -                -
 Amortization of
   organization costs
   (Note 2)..............            3,973           11,920
 Miscellaneous...........            7,088           29,875
                              ------------     ------------
TOTAL EXPENSES...........          580,121        1,851,660
  Fees waived and
    expenses reimbursed
    (Note 3).............          (22,402)        (276,838)
                              ------------     ------------
NET EXPENSES.............          557,719        1,574,822
                              ------------     ------------
NET INVESTMENT INCOME
  (LOSS).................         (958,201)      (3,053,396)
                              ------------     ------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
   Net Realized Gain
     (Loss) from
     Securities..........                -                -
     Financial futures
       transactions......                -                -
     Securities
       transactions
       allocated from
       Portfolios
       (Note 1)..........       44,116,954      (72,079,150)
     Foreign currency
       transactions
       allocated from
       Portfolios........                -                -
     Financial futures
       transactions
       allocated from
       Portfolios........                -                -
                              ------------     ------------
   Net Realized Gain
     (Loss) from
     Investments.........       44,116,954      (72,079,150)
                              ------------     ------------
   Net Change in
     Unrealized
     Appreciation
     (Depreciation) of
     Securities..........                -                -
     Securities
       transactions
       allocated from
       Portfolios
       (Note 1)..........      (50,976,516)     (11,124,316)
     Foreign currency
       transactions
       allocated from
       Portfolios........                -                -
     Financial futures
       transactions
       allocated from
       Portfolios........                -                -
                              ------------     ------------
   Net Change in
     Unrealized
     Appreciation
     (Depreciation) of
     Investments.........      (50,976,516)     (11,124,316)
                              ------------     ------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS.........       (6,859,562)     (83,203,466)
                              ------------     ------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........     $ (7,817,763)    $(86,256,862)
                              ============     ============
(a) Net of foreign
  withholding taxes of...     $          -     $          -
(b) Investment income
    includes amounts
    allocated from
    Portfolios where
    applicable.

                                                                          [LOGO]

 STATEMENTS OF OPERATIONS  (CONCLUDED)

--------------------------------------------------------------------------------


                                    INTERNATIONAL
                                         FUND
                           --------------------------------
                              FOUR MONTHS          YEAR
                                 ENDED            ENDED
                           SEPTEMBER 30, 1999  MAY 31, 1999
                           ------------------  ------------
INVESTMENT INCOME
 Interest income (b).....     $   239,620      $  1,313,316
 Dividend
   income (a)(b).........       2,004,431         3,878,954
 Securities lending
   income
   (b) (Note 2)..........          17,500            78,030
 Net expenses from
   Portfolios
   (Note 1)..............        (586,113)       (1,665,744)
                              -----------      ------------
 TOTAL INVESTMENT
   INCOME................       1,675,438         3,604,556
                              -----------      ------------
EXPENSES
 Advisory (Note 3).......         235,410           680,154
 Management and
   Administration
   (Note 3)..............         329,574           952,216
 Transfer agent (Note 3)
  A Shares...............           2,385             8,216
  B Shares...............           1,618             5,053
  C Shares...............               -                 -
  I Shares...............         231,407           666,885
 Custody (Note 3)........               -                 -
 Accounting (Note 3).....          12,000            37,500
 Legal (Note 3)..........           1,575             5,111
 Registration
  A Shares...............           2,086             4,846
  B Shares...............           2,081             4,697
  C Shares...............               -                 -
  I Shares...............           3,326            19,005
 Audit...................           8,000             5,901
 Trustees................           1,323             3,276
 Distribution fees
   (Note 3)
  A Shares...............               -                 -
  B Shares...............           6,474            20,211
  C Shares...............               -                 -
 Amortization of
   organization costs
   (Note 2)..............           3,973            11,920
 Miscellaneous...........           4,001            23,050
                              -----------      ------------
TOTAL EXPENSES...........         845,233         2,448,041
  Fees waived and
    expenses reimbursed
    (Note 3).............         (13,725)          (17,031)
                              -----------      ------------
NET EXPENSES.............         831,508         2,431,010
                              -----------      ------------
NET INVESTMENT INCOME
  (LOSS).................         843,930         1,173,546
                              -----------      ------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
   Net Realized Gain
     (Loss) from
     Securities..........               -                 -
     Financial futures
      transactions.......               -                 -
     Securities
      transactions
      allocated from
      Portfolios
      (Note 1)...........      11,806,822        20,970,144
     Foreign currency
      transactions
      allocated from
      Portfolios.........        (465,190)         (998,535)
     Financial futures
      transactions
      allocated from
      Portfolios.........               -                 -
                              -----------      ------------
   Net Realized Gain
     (Loss) from
     Investments.........      11,341,632        19,971,609
                              -----------      ------------
   Net Change in
     Unrealized
     Appreciation
     (Depreciation) of
     Securities..........               -                 -
     Securities
      transactions
      allocated from
      Portfolios
      (Note 1)...........         306,017       (25,830,198)
     Foreign currency
      transactions
      allocated from
      Portfolios.........      (1,054,429)          135,015
     Financial futures
      transactions
      allocated from
      Portfolios.........               -                 -
                              -----------      ------------
   Net Change in
     Unrealized
     Appreciation
     (Depreciation) of
     Investments.........        (748,412)      (25,695,183)
                              -----------      ------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS.........      10,593,220        (5,723,574)
                              -----------      ------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........     $11,437,150      $ (4,550,028)
                              ===========      ============
(a) Net of foreign
  withholding taxes of...     $   287,053      $    715,009
(b) Investment income
    includes amounts
    allocated from
    Portfolios where
    applicable.

See Notes to Financial Statements.

                                                                          [LOGO]

                 (This page has been left blank intentionally.)

 STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------


                                                                       AGGRESSIVE
                                STRATEGIC     MODERATE      GROWTH     BALANCED-
                                  INCOME      BALANCED     BALANCED      EQUITY        INDEX
                                   FUND         FUND         FUND         FUND          FUND
                                   ----         ----         ----         ----          ----
NET ASSETS - MAY 31, 1997..... $128,776,505 $418,680,237 $503,381,834 $          - $  513,133,896
                               ------------ ------------ ------------ ------------ --------------
OPERATIONS
 Net investment income
     (loss)...................    8,023,294   15,432,913   13,920,148       38,274      9,345,367
 Net realized gain (loss) from
     investments..............    4,184,600   17,195,477   28,958,690      (12,436)     16,642,265
 Net change in unrealized
     appreciation
     (depreciation) of
     investments..............   10,832,943   34,970,001   67,300,551      363,399    127,124,443
                               ------------ ------------ ------------ ------------ --------------
 Net increase (decrease) in
     net assets resulting from
     operations...............   23,040,837   67,598,391  110,179,389      389,237    153,112,075
                               ------------ ------------ ------------ ------------ --------------
DISTRIBUTIONS TO SHAREHOLDERS
    FROM
 Net investment income
  A Shares....................            -            -            -            -              -
  B Shares....................            -            -            -            -              -
  I Shares....................   (6,121,616)  (16,103,820)  (13,409,934)       (1,203)     (9,056,077)
 Net realized gain on
     investments
  A Shares....................            -            -            -            -              -
  B Shares....................            -            -            -            -              -
  I Shares....................   (4,067,109)  (22,560,420)  (25,716,573)            -    (48,844,415)
                               ------------ ------------ ------------ ------------ --------------
 Total distributions to
     shareholders.............  (10,188,725)  (38,664,240)  (39,126,507)       (1,203)    (57,900,492)
                               ------------ ------------ ------------ ------------ --------------
NET INCREASE FROM CAPITAL
    SHARE TRANSACTIONS........   93,625,220   16,769,347   91,323,239    8,483,835    175,859,934
                               ------------ ------------ ------------ ------------ --------------
NET INCREASE IN NET ASSETS....  106,477,332   45,703,498  162,376,121    8,871,869    271,071,517
                               ------------ ------------ ------------ ------------ --------------
NET ASSETS - MAY 31, 1998
    (a)(d)....................  235,253,837  464,383,735  665,757,955    8,871,869    784,205,413
                               ------------ ------------ ------------ ------------ --------------
OPERATIONS
 Net investment income
     (loss)...................   10,666,460   16,000,791   15,980,720      222,490     11,996,814
 Net realized gain (loss) from
     investments..............    8,268,621   29,446,117   54,834,540       41,190     11,843,739
 Net change in unrealized
     appreciation
     (depreciation) of
     investments..............    1,488,787   11,154,848   41,147,070    2,385,849    152,331,751
                               ------------ ------------ ------------ ------------ --------------
 Net increase (decrease) in
     net assets resulting from
     operations...............   20,423,868   56,601,756  111,962,330    2,649,529    176,172,304
                               ------------ ------------ ------------ ------------ --------------
DISTRIBUTIONS TO SHAREHOLDERS
    FROM
 Net investment income
  A Shares....................            -            -      (19,084)            -              -
  B Shares....................            -            -      (30,335)            -              -
  C Shares....................            -            -         (474)            -              -
  I Shares....................  (10,430,421)  (15,305,998)  (14,247,665)     (109,099)     (9,565,947)
 Net realized gain on
     investments
  A Shares....................            -            -      (33,896)            -              -
  B Shares....................            -            -      (56,634)            -              -
  C Shares....................            -            -         (842)            -              -
  I Shares....................   (4,560,949)  (15,882,796)  (25,305,527)            -     (8,472,998)
                               ------------ ------------ ------------ ------------ --------------
 Total distributions to
     shareholders.............  (14,991,370)  (31,188,794)  (39,694,457)     (109,099)    (18,038,945)
                               ------------ ------------ ------------ ------------ --------------
NET INCREASE (DECREASE) FROM
    CAPITAL SHARE
    TRANSACTIONS..............   22,641,392   37,895,943  126,358,425   20,562,593    211,950,373
                               ------------ ------------ ------------ ------------ --------------
NET INCREASE (DECREASE) IN NET
    ASSETS....................   28,073,890   63,308,905  198,626,298   23,103,023    370,083,732
                               ------------ ------------ ------------ ------------ --------------
NET ASSETS - MAY 31, 1999
    (b).......................  263,327,727  527,692,640  864,384,253   31,974,892  1,154,289,145
                               ------------ ------------ ------------ ------------ --------------
OPERATIONS:
 Net investment income
     (loss)...................    3,885,680    6,190,508    6,241,162      264,248      3,615,364
 Net realized gain from
     investments..............    1,234,908    6,134,641   14,011,237      128,115      8,002,770
 Net change in unrealized
     depreciation of
     investments..............   (3,988,645)  (12,029,757)  (24,358,833)   (1,989,429)     (1,124,074)
                               ------------ ------------ ------------ ------------ --------------
 Net increase (decrease) in
     net assets resulting from
     operations...............    1,131,943      295,392   (4,106,434)   (1,597,066)     10,494,060
                               ------------ ------------ ------------ ------------ --------------
DISTRIBUTIONS TO SHAREHOLDERS
    FROM
 Net investment income
  A Shares....................            -            -            -            -              -
  B Shares....................            -            -            -            -              -
  C Shares....................            -            -            -            -              -
  I Shares....................            -            -            -            -     (7,598,355)
 Net realized gain on
     investments
  A Shares....................            -            -            -            -              -
  B Shares....................            -            -            -            -              -
  C Shares....................            -            -            -            -              -
  I Shares....................            -            -            -            -     (5,815,851)
                               ------------ ------------ ------------ ------------ --------------
 Total distributions to
     shareholders.............            -            -            -            -    (13,414,206)
                               ------------ ------------ ------------ ------------ --------------
NET INCREASE (DECREASE) FROM
    CAPITAL SHARE
    TRANSACTIONS..............    2,698,788   18,581,880   66,183,106   34,633,101   (337,507,641)
                               ------------ ------------ ------------ ------------ --------------
NET INCREASE (DECREASE) IN NET
    ASSETS....................    3,830,731   18,877,272   62,076,672   33,036,035   (340,427,787)
                               ------------ ------------ ------------ ------------ --------------
NET ASSETS - SEPTEMBER 30,
    1999 (c).................. $267,158,458 $546,569,912 $926,460,925 $ 65,010,927 $  813,861,358
                               ============ ============ ============ ============ ==============
(a) Undistributed
    (distributions in excess
    of) net investment income,
    May 31, 1998.............. $  5,557,090 $  9,151,144 $  7,652,666 $     35,981 $    5,167,381
                               ============ ============ ============ ============ ==============
(b) Undistributed
    (distributions in excess
    of) net investment income,
    May 31, 1999.............. $  5,754,159 $  9,719,677 $  9,068,551 $    140,266 $    7,598,247
                               ============ ============ ============ ============ ==============
(c) Undistributed
    (distributions in excess
    of) net investment income,
    September 30, 1999........ $  9,627,601 $ 15,864,787 $ 15,183,881 $    394,648 $    3,615,256
                               ============ ============ ============ ============ ==============
(d) Beginning of period.......  Jun 1, 1997  Jun 1, 1997  Jun 1, 1997 Dec 2, 1997     Jun 1, 1997

See Notes to Financial Statements.

                                                                          [LOGO]

     FOR THE YEARS OR PERIODS ENDED MAY 31, 1998, MAY 31, 1999 AND SEPTEMBER 30,
                                                                            1999

--------------------------------------------------------------------------------

                                                                                LARGE
                                                                               COMPANY       DIVERSIFIED    SMALL CAP
                                   INCOME      DIVERSIFIED       GROWTH         GROWTH        SMALL CAP   OPPORTUNITIES
                                EQUITY FUND    EQUITY FUND    EQUITY FUND        FUND            FUND         FUND
                                -----------    -----------    -----------        ----            ----         ----
NET ASSETS - MAY 31, 1997..... $  502,531,239 $1,271,706,512 $  918,279,219 $  131,768,093   $          - $ 77,854,351
                               -------------- -------------- -------------- --------------   ------------ ------------
OPERATIONS
 Net investment income
     (loss)...................     14,251,745      8,475,282     (1,202,479)       (644,393)       (5,731)     (791,599)
 Net realized gain (loss) from
     investments..............     12,683,426     90,735,628    124,921,732     13,678,786        (98,200)    4,160,372
 Net change in unrealized
     appreciation
     (depreciation) of
     investments..............    217,868,488    236,638,160     79,116,165     33,488,238       (189,624)   23,475,868
                               -------------- -------------- -------------- --------------   ------------ ------------
 Net increase (decrease) in
     net assets resulting from
     operations...............    244,803,659    335,849,070    202,835,418     46,522,631       (293,555)   26,844,641
                               -------------- -------------- -------------- --------------   ------------ ------------
DISTRIBUTIONS TO SHAREHOLDERS
    FROM
 Net investment income
  A Shares....................       (804,582)       (276,764)        (21,720)              -            -            -
  B Shares....................       (283,201)       (113,973)              -              -            -            -
  I Shares....................    (11,749,514)     (9,474,703)     (1,101,414)              -            -            -
 Net realized gain on
     investments
  A Shares....................     (1,048,454)     (2,253,590)     (1,880,012)              -            -      (76,723)
  B Shares....................       (850,000)     (3,232,355)     (1,221,598)              -            -      (45,659)
  I Shares....................    (13,660,767)    (78,384,186)    (95,402,591)    (12,167,899)            -   (4,293,143)
                               -------------- -------------- -------------- --------------   ------------ ------------
 Total distributions to
     shareholders.............    (28,396,518)    (93,735,571)    (99,627,335)    (12,167,899)            -   (4,415,525)
                               -------------- -------------- -------------- --------------   ------------ ------------
NET INCREASE FROM CAPITAL
    SHARE TRANSACTIONS........    637,975,931    144,420,420     49,945,698     66,376,400     12,844,720  197,553,437
                               -------------- -------------- -------------- --------------   ------------ ------------
NET INCREASE IN NET ASSETS....    854,383,072    386,533,919    153,153,781    100,731,132     12,551,165  219,982,553
                               -------------- -------------- -------------- --------------   ------------ ------------
NET ASSETS - MAY 31, 1998
    (a)(d)....................  1,356,914,311  1,658,240,431  1,071,433,000    232,499,225     12,551,165  297,836,904
                               -------------- -------------- -------------- --------------   ------------ ------------
OPERATIONS
 Net investment income
     (loss)...................     17,704,393      7,263,003       (885,620)     (3,030,143)      (19,783)   (1,176,436)
 Net realized gain (loss) from
     investments..............      7,349,243     69,434,989     65,419,167     38,470,599     (4,092,709)  (30,744,151)
 Net change in unrealized
     appreciation
     (depreciation) of
     investments..............    197,583,941    155,158,955      4,756,363    110,679,616      3,595,266  (11,334,217)
                               -------------- -------------- -------------- --------------   ------------ ------------
 Net increase (decrease) in
     net assets resulting from
     operations...............    222,637,577    231,856,947     69,289,910    146,120,072       (517,226)  (43,254,804)
                               -------------- -------------- -------------- --------------   ------------ ------------
DISTRIBUTIONS TO SHAREHOLDERS
    FROM
 Net investment income
  A Shares....................     (1,080,235)       (269,774)        (14,034)              -         (102)            -
  B Shares....................       (454,877)              -              -              -             -            -
  C Shares....................         (1,183)           (905)            (30)              -            -            -
  I Shares....................    (16,436,298)     (6,719,636)       (743,167)              -       (1,573)            -
 Net realized gain on
     investments
  A Shares....................       (532,668)     (1,318,172)     (1,027,051)        (82,577)            -       (7,474)
  B Shares....................       (507,071)     (2,118,718)     (1,049,213)        (70,277)            -       (5,893)
  C Shares....................            (66)         (4,423)         (2,165)              -            -            -
  I Shares....................     (8,080,050)    (32,833,554)    (54,387,314)     (8,107,762)            -     (280,588)
                               -------------- -------------- -------------- --------------   ------------ ------------
 Total distributions to
     shareholders.............    (27,092,448)    (43,265,182)    (57,222,974)     (8,260,616)       (1,675)     (293,955)
                               -------------- -------------- -------------- --------------   ------------ ------------
NET INCREASE (DECREASE) FROM
    CAPITAL SHARE
    TRANSACTIONS..............    180,036,408    (36,225,049)   (126,544,197)    623,130,201   50,208,847  (43,587,244)
                               -------------- -------------- -------------- --------------   ------------ ------------
NET INCREASE (DECREASE) IN NET
    ASSETS....................    375,581,537    152,366,716   (114,477,261)    760,989,657    49,689,946  (87,136,003)
                               -------------- -------------- -------------- --------------   ------------ ------------
NET ASSETS - MAY 31, 1999
    (b).......................  1,732,495,848  1,810,607,147    956,955,739    993,488,882     62,241,111  210,700,901
                               -------------- -------------- -------------- --------------   ------------ ------------
OPERATIONS:
 Net investment income
     (loss)...................      6,337,791      2,815,526         68,585     (2,090,597)       (43,240)     (327,056)
 Net realized gain from
     investments..............     37,939,911     48,744,179     42,441,356      3,410,766      2,218,511   11,287,621
 Net change in unrealized
     depreciation of
     investments..............   (119,421,858)    (79,055,363)    (12,838,022)    (21,396,941)   (2,252,298)  (10,960,300)
                               -------------- -------------- -------------- --------------   ------------ ------------
 Net increase (decrease) in
     net assets resulting from
     operations...............    (75,144,156)    (27,495,658)     29,671,919    (20,076,772)      (77,027)          265
                               -------------- -------------- -------------- --------------   ------------ ------------
DISTRIBUTIONS TO SHAREHOLDERS
    FROM
 Net investment income
  A Shares....................       (560,495)              -              -              -             -            -
  B Shares....................       (171,989)              -              -              -             -            -
  C Shares....................         (3,398)              -              -              -             -            -
  I Shares....................     (7,794,280)              -              -              -             -            -
 Net realized gain on
     investments
  A Shares....................              -              -              -              -              -            -
  B Shares....................              -              -              -              -              -            -
  C Shares....................              -              -              -              -              -            -
  I Shares....................              -              -              -              -              -            -
                               -------------- -------------- -------------- --------------   ------------ ------------
 Total distributions to
     shareholders.............     (8,530,162)              -              -              -             -            -
                               -------------- -------------- -------------- --------------   ------------ ------------
NET INCREASE (DECREASE) FROM
    CAPITAL SHARE
    TRANSACTIONS..............     52,585,332    305,877,514   (299,132,112)    218,771,621     7,122,824   (3,696,193)
                               -------------- -------------- -------------- --------------   ------------ ------------
NET INCREASE (DECREASE) IN NET
    ASSETS....................    (31,088,986)    278,381,856   (269,460,193)    198,694,849    7,045,797   (3,695,928)
                               -------------- -------------- -------------- --------------   ------------ ------------
NET ASSETS - SEPTEMBER 30,
    1999 (c).................. $1,701,406,862 $2,088,989,003 $  687,495,546 $1,192,183,731   $ 69,286,908 $207,004,973
                               ============== ============== ============== ==============   ============ ============
(a) Undistributed
    (distributions in excess
    of) net investment income,
    May 31, 1998.............. $    3,083,891 $    6,542,972 $      188,975 $            -   $     (2,549) $          -
                               ============== ============== ============== ==============   ============ ============
(b) Undistributed
    (distributions in excess
    of) net investment income,
    May 31, 1999.............. $    2,812,753 $    5,854,223 $     (159,002) $            -  $          - $          -
                               ============== ============== ============== ==============   ============ ============
(c) Undistributed
    (distributions in excess
    of) net investment income,
    September 30, 1999........ $      620,427 $    8,237,731 $     (362,607) $            -  $          - $          -
                               ============== ============== ============== ==============   ============ ============
(d) Beginning of period.......    Jun 1, 1997    Jun 1, 1997    Jun 1, 1997    Jun 1, 1997   Dec 31, 1997   Jun 1, 1997


                                   SMALL
                                  COMPANY
                                   GROWTH    INTERNATIONAL
                                    FUND         FUND
                                    ----         ----
NET ASSETS - MAY 31, 1997.....  $447,580,223 $232,459,312
                                ------------ ------------
OPERATIONS
 Net investment income
     (loss)...................    (5,057,058)    1,122,442
 Net realized gain (loss) from
     investments..............   119,313,461    4,029,919
 Net change in unrealized
     appreciation
     (depreciation) of
     investments..............   (11,277,547)   21,976,707
                                ------------ ------------
 Net increase (decrease) in
     net assets resulting from
     operations...............   102,978,856   27,129,068
                                ------------ ------------
DISTRIBUTIONS TO SHAREHOLDERS
    FROM
 Net investment income
  A Shares....................             -      (29,002)
  B Shares....................             -       (6,111)
  I Shares....................             -   (2,248,551)
 Net realized gain on
     investments
  A Shares....................             -            -
  B Shares....................             -            -
  I Shares....................   (76,030,715)            -
                                ------------ ------------
 Total distributions to
     shareholders.............   (76,030,715)   (2,283,664)
                                ------------ ------------
NET INCREASE FROM CAPITAL
    SHARE TRANSACTIONS........   273,741,025   27,949,215
                                ------------ ------------
NET INCREASE IN NET ASSETS....   300,689,166   52,794,619
                                ------------ ------------
NET ASSETS - MAY 31, 1998
    (a)(d)....................   748,269,389  285,253,931
                                ------------ ------------
OPERATIONS
 Net investment income
     (loss)...................    (3,053,396)    1,173,546
 Net realized gain (loss) from
     investments..............   (72,079,150)   19,971,609
 Net change in unrealized
     appreciation
     (depreciation) of
     investments..............   (11,124,316)  (25,695,183)
                                ------------ ------------
 Net increase (decrease) in
     net assets resulting from
     operations...............   (86,256,862)   (4,550,028)
                                ------------ ------------
DISTRIBUTIONS TO SHAREHOLDERS
    FROM
 Net investment income
  A Shares....................             -      (28,212)
  B Shares....................             -            -
  C Shares....................             -            -
  I Shares....................             -   (2,016,250)
 Net realized gain on
     investments
  A Shares....................             -      (77,857)
  B Shares....................             -      (43,845)
  C Shares....................             -            -
  I Shares....................   (49,666,455)   (5,871,186)
                                ------------ ------------
 Total distributions to
     shareholders.............   (49,666,455)   (8,037,350)
                                ------------ ------------
NET INCREASE (DECREASE) FROM
    CAPITAL SHARE
    TRANSACTIONS..............   (54,830,292)    3,412,555
                                ------------ ------------
NET INCREASE (DECREASE) IN NET
    ASSETS....................  (190,753,609)   (9,174,823)
                                ------------ ------------
NET ASSETS - MAY 31, 1999
    (b).......................   557,515,780  276,079,108
                                ------------ ------------
OPERATIONS:
 Net investment income
     (loss)...................      (958,201)      843,930
 Net realized gain from
     investments..............    44,116,954   11,341,632
 Net change in unrealized
     depreciation of
     investments..............   (50,976,516)     (748,412)
                                ------------ ------------
 Net increase (decrease) in
     net assets resulting from
     operations...............    (7,817,763)   11,437,150
                                ------------ ------------
DISTRIBUTIONS TO SHAREHOLDERS
    FROM
 Net investment income
  A Shares....................             -            -
  B Shares....................             -            -
  C Shares....................             -            -
  I Shares....................             -            -
 Net realized gain on
     investments
  A Shares....................             -            -
  B Shares....................             -            -
  C Shares....................             -            -
  I Shares....................             -            -
                                ------------ ------------
 Total distributions to
     shareholders.............             -            -
                                ------------ ------------
NET INCREASE (DECREASE) FROM
    CAPITAL SHARE
    TRANSACTIONS..............   (34,405,770)   (8,382,475)
                                ------------ ------------
NET INCREASE (DECREASE) IN NET
    ASSETS....................   (42,223,533)    3,054,675
                                ------------ ------------
NET ASSETS - SEPTEMBER 30,
    1999 (c)..................  $515,292,247 $279,133,783
                                ============ ============
(a) Undistributed
    (distributions in excess
    of) net investment income,
    May 31, 1998..............  $          - $  1,993,474
                                ============ ============
(b) Undistributed
    (distributions in excess
    of) net investment income,
    May 31, 1999..............  $          - $    124,058
                                ============ ============
(c) Undistributed
    (distributions in excess
    of) net investment income,
    September 30, 1999........  $          - $    636,425
                                ============ ============
(d) Beginning of period.......   Jun 1, 1997  Jun 1, 1997

                                                                          [LOGO]

--------------------------------------------------------------------------------


                                                                          AGGRESSIVE
                                 STRATEGIC     MODERATE       GROWTH      BALANCED -                    INCOME
                                  INCOME       BALANCED      BALANCED       EQUITY         INDEX        EQUITY
                                   FUND          FUND          FUND          FUND          FUND          FUND
                                   ----          ----          ----          ----          ----          ----
  CAPITAL SHARE ACTIVITY --
             DOLLARS
PERIOD ENDED MAY 31, 1998 (a)
SALE OF SHARES
  A shares.................... $          -  $           - $           - $          -  $           - $  25,802,002
  B shares....................            -              -             -            -              -    26,991,385
  I shares....................  145,673,252    121,048,882   173,888,398   10,402,991    316,712,289   724,447,714
SHARES ISSUED IN CONVERSION
    (NOTE 5)
  I shares....................            -              -             -            -              -   477,132,068
REINVESTMENT OF DISTRIBUTIONS
  A shares....................            -              -             -            -              -     1,802,610
  B shares....................            -              -             -            -              -     1,100,313
  I shares....................   10,107,735     38,592,648    39,022,268        1,203     55,520,473    11,445,588
REDEMPTION OF SHARES
  A shares....................            -              -             -            -              -    (8,154,670)
  B shares....................            -              -             -            -              -    (4,311,667)
  I shares....................  (62,155,767)  (142,872,183)  (121,587,427)   (1,920,359)  (196,372,828)  (618,279,412)
                               ------------  ------------- ------------- ------------  ------------- -------------
NET INCREASE IN NET ASSETS
    FROM CAPITAL SHARE
    ACTIVITY.................. $ 93,625,220  $  16,769,347 $  91,323,239 $  8,483,835  $ 175,859,934 $ 637,975,931
                               ============  ============= ============= ============  ============= =============
YEAR ENDED MAY 31, 1999
SALE OF SHARES
  A shares.................... $          -  $           - $   3,621,964 $          -  $           - $  31,030,310
  B shares....................            -              -     8,854,582            -              -    36,986,937
  C shares....................            -              -     1,256,425            -              -     1,073,688
  I shares....................   70,070,502    123,800,331   204,369,753   23,725,687    420,043,740   291,511,720
SHARES ISSUED IN CONVERSION
    (NOTE 5)
  A shares....................            -              -             -            -              -             -
  I shares....................            -              -             -            -              -    30,884,547
REINVESTMENT OF DISTRIBUTIONS
  A shares....................            -              -        54,918            -              -     1,790,207
  B shares....................            -              -        84,019            -              -       928,800
  C shares....................            -              -         1,012            -              -           406
  I shares....................   14,719,218     31,072,462    39,403,839            -     16,802,405     7,548,280
REDEMPTION OF SHARES
  A shares....................            -              -      (168,266)            -             -   (14,225,873)
  B shares....................            -              -      (130,627)            -             -    (9,778,614)
  C shares....................            -              -       (24,491)            -             -        (2,757)
  I shares....................  (62,148,328)  (116,976,850)  (130,964,703)   (3,163,094)  (224,895,772)  (197,711,243)
                               ------------  ------------- ------------- ------------  ------------- -------------
NET INCREASE (DECREASE) IN NET
    ASSETS FROM CAPITAL SHARE
    ACTIVITY.................. $ 22,641,392  $  37,895,943 $ 126,358,425 $ 20,562,593  $ 211,950,373 $ 180,036,408
                               ============  ============= ============= ============  ============= =============
PERIOD ENDED SEPTEMBER 30,
    1999
SALE OF SHARES
  A shares.................... $          -  $           - $   3,197,005 $          -  $           - $  14,414,264
  B shares....................            -              -     3,441,440            -              -    22,009,648
  C shares....................            -              -       998,626            -              -     1,182,833
  I shares....................   23,629,941     55,133,210   116,820,438   39,933,710     92,744,713    82,657,036
REINVESTMENT OF DISTRIBUTIONS
  A shares....................            -              -             -            -              -       527,543
  B shares....................            -              -             -            -              -       165,143
  C shares....................            -              -             -            -              -         2,957
  I shares....................            -              -             -            -     12,024,701     2,205,592
REDEMPTION OF SHARES
  A shares....................            -              -      (198,526)            -             -    (5,536,628)
  B shares....................            -              -      (325,044)            -             -    (4,190,970)
  C shares....................            -              -       (56,287)            -             -       (53,142)
  I shares....................  (20,931,153)   (36,551,330)   (57,694,546)   (5,300,609)  (442,277,055)   (60,798,944)
                               ------------  ------------- ------------- ------------  ------------- -------------
NET INCREASE (DECREASE) IN NET
    ASSETS FROM CAPITAL SHARE
    ACTIVITY.................. $  2,698,788  $  18,581,880 $  66,183,106 $ 34,633,101  $(337,507,641) $  52,585,332
                               ============  ============= ============= ============  ============= =============
  (a) Beginning of period.....  Jun 1, 1997    Jun 1, 1997   Jun 1, 1997  Dec 2, 1997    Jun 1, 1997   Jun 1, 1997

See Notes to Financial Statements.

                                                                          [LOGO]

     FOR THE YEARS OR PERIODS ENDED MAY 31, 1998, MAY 31, 1999 AND SEPTEMBER 30,
                                                                            1999

--------------------------------------------------------------------------------


                                                                                          SMALL         SMALL
                                DIVERSIFIED     GROWTH         LARGE     DIVERSIFIED       CAP         COMPANY
                                  EQUITY        EQUITY        COMPANY     SMALL CAP   OPPORTUNITIES    GROWTH     INTERNATIONAL
                                   FUND          FUND         GROWTH         FUND         FUND          FUND          FUND
                                   ----          ----         ------         ----         ----          ----          ----
  CAPITAL SHARE ACTIVITY --
             DOLLARS
PERIOD ENDED MAY 31, 1998 (a)
SALE OF SHARES
  A shares.................... $  27,277,888 $   8,477,025 $           - $         -  $  6,586,891  $           - $  1,806,507
  B shares....................    41,099,564     7,062,682             -           -     6,098,057              -      571,189
  I shares....................   309,400,646   203,089,698    96,865,190  14,057,810   222,106,855    333,748,426   63,830,151
SHARES ISSUED IN CONVERSION
    (NOTE 5)
  I shares....................             -             -             -           -             -    140,478,982            -
REINVESTMENT OF DISTRIBUTIONS
  A shares....................     2,508,624     1,889,663             -           -        76,078              -       28,988
  B shares....................     3,272,867     1,216,596             -           -        46,101              -        6,031
  I shares....................    86,692,121    96,307,274    11,421,974           -     3,497,844     74,728,592    1,644,365
REDEMPTION OF SHARES
  A shares....................    (4,847,852)    (4,689,355)             -           -     (440,970)             -   (1,002,906)
  B shares....................    (5,131,550)    (1,402,259)             -           -     (167,823)             -     (197,871)
  I shares....................  (315,851,888)  (262,005,626)   (41,910,764)  (1,213,090)  (40,249,596)  (275,214,975)  (38,737,239)
                               ------------- ------------- ------------- ------------ ------------- ------------- ------------
NET INCREASE IN NET ASSETS
    FROM CAPITAL SHARE
    ACTIVITY.................. $ 144,420,420 $  49,945,698 $  66,376,400 $12,844,720  $197,553,437  $ 273,741,025 $ 27,949,215
                               ============= ============= ============= ============ ============= ============= ============
YEAR ENDED MAY 31, 1999
SALE OF SHARES
  A shares.................... $  18,382,464 $   3,376,261 $  93,839,663 $ 2,942,162  $  1,872,644  $           - $  1,205,713
  B shares....................    26,937,589     3,615,753   158,195,013     495,965       632,224              -      177,716
  C shares....................       531,763        54,890             -           -             -              -            -
  I shares....................   308,645,466   120,780,283   408,193,236  59,524,813    70,541,322     74,387,405   60,427,481
SHARES ISSUED IN CONVERSION
    (NOTE 5)
  A shares....................             -             -   169,603,833           -             -              -            -
  I shares....................             -             -             -           -             -              -    1,767,537
REINVESTMENT OF DISTRIBUTIONS
  A shares....................     1,555,531     1,037,693        82,347         102         7,338              -      105,370
  B shares....................     2,057,513     1,032,313        65,108           -         5,838              -       43,448
  C shares....................         4,011         2,195             -           -             -              -            -
  I shares....................    38,912,029    55,000,456     6,949,708       1,066       223,800     48,333,313    6,065,939
REDEMPTION OF SHARES
  A shares....................   (13,727,157)    (8,534,711)   (91,794,834)  (1,656,498)   (3,174,125)             -   (1,683,986)
  B shares....................   (10,529,111)    (2,465,177)    (2,426,417)     (46,696)   (1,651,678)             -     (384,535)
  C shares....................       (19,649)           (49)             -           -            -             -            -
  I shares....................  (408,975,498)  (300,444,104)  (119,577,456) (11,052,067) (112,044,607)  (177,551,010)  (64,312,128)
                               ------------- ------------- ------------- ------------ ------------- ------------- ------------
NET INCREASE (DECREASE) IN NET
    ASSETS FROM CAPITAL SHARE
    ACTIVITY.................. $ (36,225,049) $(126,544,197) $ 623,130,201 $50,208,847 $(43,587,244) $ (54,830,292) $  3,412,555
                               ============= ============= ============= ============ ============= ============= ============
PERIOD ENDED SEPTEMBER 30,
    1999
SALE OF SHARES
  A shares.................... $   5,251,832 $  73,248,493 $  63,888,122 $    19,737  $  3,716,775  $           - $    316,554
  B shares....................     7,782,318       698,018    51,266,495     124,041       234,702              -      182,679
  C shares....................     1,598,629       303,286             -           -             -              -            -
  I shares....................   409,909,858    27,122,299   263,385,563  13,260,671    16,392,921     15,065,692   16,178,616
REINVESTMENT OF DISTRIBUTIONS
  A shares....................             -             -             -           -             -              -            -
  B shares....................             -             -             -           -             -              -            -
  C shares....................             -             -             -           -             -              -            -
  I shares....................             -             -             -           -             -              -            -
REDEMPTION OF SHARES
  A shares....................    (3,983,360)   (67,273,692)   (65,324,773)    (262,777)     (778,073)             -     (583,425)
  B shares....................    (4,039,229)      (764,230)    (4,397,701)     (42,387)     (323,342)             -     (280,747)
  C shares....................       (93,687)       (28,052)             -           -            -             -            -
  I shares....................  (110,548,847)  (332,438,234)   (90,046,085)  (5,976,461)  (22,939,176)   (49,471,462)  (24,196,152)
                               ------------- ------------- ------------- ------------ ------------- ------------- ------------
NET INCREASE (DECREASE) IN NET
    ASSETS FROM CAPITAL SHARE
    ACTIVITY.................. $ 305,877,514 $(299,132,112) $ 218,771,621 $ 7,122,824 $ (3,696,193) $ (34,405,770) $ (8,382,475)
                               ============= ============= ============= ============ ============= ============= ============
  (a) Beginning of period.....   Jun 1, 1997   Jun 1, 1997   Jun 1, 1997 Dec 31, 1997  Jun 1, 1997    Jun 1, 1997  Jun 1, 1997

                                                                          [LOGO]

--------------------------------------------------------------------------------


                                                                       AGGRESSIVE
                                STRATEGIC     MODERATE      GROWTH    BALANCED --                  INCOME
                                  INCOME      BALANCED     BALANCED      EQUITY       INDEX        EQUITY
                                   FUND         FUND         FUND         FUND         FUND         FUND
                                   ----         ----         ----         ----         ----         ----
  CAPITAL SHARE ACTIVITY --
             SHARES
PERIOD ENDED MAY 31, 1998 (a)
SALE OF SHARES
  A shares....................           -            -            -            -            -      673,475
  B shares....................           -            -            -            -            -      706,729
  I shares....................   7,728,378    5,365,566    6,418,622      979,220    7,169,873   19,738,592
SHARES ISSUED IN CONVERSION
    (NOTE 5)
  I shares....................           -            -            -            -            -   13,451,708
REINVESTMENT OF DISTRIBUTIONS
  A shares....................           -            -            -            -            -       50,267
  B shares....................           -            -            -            -            -       31,134
  I shares....................     535,117    1,768,475    1,512,613          122    1,360,918      317,407
REDEMPTION OF SHARES
  A shares....................           -            -            -            -            -     (217,182)
  B shares....................           -            -            -            -            -     (115,169)
  I shares....................  (3,209,926)  (6,316,798)  (4,523,554)    (176,004)  (4,609,369) (16,842,496)
                               -----------  -----------  -----------  -----------  -----------  -----------
NET INCREASE IN SHARES
    OUTSTANDING...............   5,053,569      817,243    3,407,681      803,338    3,921,422   17,794,465
                               ===========  ===========  ===========  ===========  ===========  ===========
YEAR ENDED MAY 31, 1999
SALE OF SHARES
  A shares....................           -            -      115,386            -            -      746,028
  B shares....................           -            -      293,564            -            -      879,514
  C shares....................           -            -       40,904            -            -       23,317
  I shares....................   3,522,514    5,272,604    6,897,939    2,138,936    8,282,644    6,061,084
SHARES ISSUED IN CONVERSION
    (NOTE 5)
  A shares....................           -            -            -            -            -            -
  I shares....................           -            -            -            -            -      833,816
REINVESTMENT OF DISTRIBUTIONS
  A shares....................           -            -        1,793            -            -       37,930
  B shares....................           -            -        2,916            -            -       23,066
  C shares....................           -            -           35            -            -           29
  I shares....................     753,286    1,348,046    1,364,871            -      337,195    1,081,099
REDEMPTION OF SHARES
  A shares....................           -            -       (5,313)           -            -     (340,027)
  B shares....................           -            -       (4,592)           -            -     (235,545)
  C shares....................           -            -         (792)           -            -          (59)
  I shares....................  (3,120,624)  (4,973,212)  (4,488,548)    (469,525)  (4,484,432)  (4,683,126)
                               -----------  -----------  -----------  -----------  -----------  -----------
NET INCREASE (DECREASE) IN
    SHARES OUTSTANDING........   1,155,176    1,647,438    4,218,163    1,669,411    4,135,407    4,427,126
                               ===========  ===========  ===========  ===========  ===========  ===========
PERIOD ENDED SEPTEMBER 30,
    1999
SALE OF SHARES
  A shares....................           -            -       94,565            -            -      306,313
  B shares....................           -            -      109,712            -            -      469,263
  C shares....................           -            -       31,911            -            -       24,641
  I shares....................   1,172,995    2,245,495    3,673,918    2,967,189    1,654,171    1,755,656
REINVESTMENT OF DISTRIBUTIONS
  A shares....................           -            -            -            -            -       11,703
  B shares....................           -            -            -            -            -        3,688
  C shares....................           -            -            -            -            -           64
  I shares....................           -            -            -            -      216,426       48,885
REDEMPTION OF SHARES
  A shares....................           -            -       (5,973)           -            -     (118,467)
  B shares....................           -            -      (10,390)           -            -      (89,092)
  C shares....................           -            -       (1,804)           -            -       (1,104)
  I shares....................  (1,040,085)  (1,496,860)  (1,819,297)    (395,534)  (7,757,609)  (1,291,122)
                               -----------  -----------  -----------  -----------  -----------  -----------
NET INCREASE (DECREASE) IN
    SHARES OUTSTANDING........     132,910      748,635    2,072,642    2,571,655   (5,887,012)   1,120,428
                               ===========  ===========  ===========  ===========  ===========  ===========

(a) Beginning of period....... Jun 1, 1997  Jun 1, 1997  Jun 1, 1997  Dec 2, 1997  Jun 1, 1997  Jun 1, 1997

See Notes to Financial Statements.

                                                                          [LOGO]

     FOR THE YEARS OR PERIODS ENDED MAY 31, 1998, MAY 31, 1999 AND SEPTEMBER 30,
                                                                            1999
--------------------------------------------------------------------------------


                                                            LARGE                                   SMALL
                               DIVERSIFIED     GROWTH      COMPANY    DIVERSIFIED    SMALL CAP     COMPANY
                                  EQUITY       EQUITY       GROWTH     SMALL CAP   OPPORTUNITIES    GROWTH    INTERNATIONAL
                                   FUND         FUND         FUND         FUND         FUND          FUND         FUND
                                   ----         ----         ----         ----         ----          ----         ----
  CAPITAL SHARE ACTIVITY --
             SHARES
PERIOD ENDED MAY 31, 1998 (a)
SALE OF SHARES
  A shares....................     668,348      242,061            -            -       279,457            -        80,906
  B shares....................   1,015,535      202,901            -            -       259,433            -        25,847
  I shares....................   7,679,211    5,835,291    2,562,358    1,303,714     9,752,210    8,971,022     2,872,843
SHARES ISSUED IN CONVERSION
    (NOTE 5)
  I shares....................           -            -            -            -             -    3,765,183             -
REINVESTMENT OF DISTRIBUTIONS
  A shares....................      66,201       60,274            -            -         3,533            -         1,436
  B shares....................      87,194       39,280            -            -         2,132            -           300
  I shares....................   2,287,744    3,072,002      331,263            -       162,388    2,355,902        81,404
REDEMPTION OF SHARES
  A shares....................    (118,188)    (134,074)           -            -       (18,241)           -       (45,582)
  B shares....................    (125,529)     (40,469)           -            -        (6,248)           -        (8,757)
  I shares....................  (7,875,238)  (7,547,813)  (1,111,098)    (110,791)   (1,738,955)  (7,286,493)   (1,776,454)
                               -----------  -----------  -----------  -----------   -----------  -----------   -----------
NET INCREASE IN SHARES
    OUTSTANDING...............   3,685,278    1,729,453    1,782,523    1,192,923     8,695,709    7,805,614     1,231,943
                               ===========  ===========  ===========  ===========   ===========  ===========   ===========
YEAR ENDED MAY 31, 1999
SALE OF SHARES
  A shares....................     413,591       96,167    1,640,660      329,220        96,329            -        56,943
  B shares....................     613,385      106,848    2,919,636       58,846        32,183            -         8,712
  C shares....................      11,575        1,587            -            -             -            -             -
  I shares....................   6,936,823    3,479,533    8,208,824    6,784,576     3,460,168    2,679,836     2,751,723
SHARES ISSUED IN CONVERSION
    (NOTE 5)
  A shares....................           -            -    3,418,054            -             -            -             -
  I shares....................           -            -            -            -             -            -        91,630
REINVESTMENT OF DISTRIBUTIONS
  A shares....................      35,487       31,004        1,664           11           382            -         3,714
  B shares....................      47,366       31,425        1,398            -           309            -         1,275
  C shares....................          91           65            -            -             -            -             -
  I shares....................     888,401    1,643,276      149,263          123        11,650    1,910,408       204,563
REDEMPTION OF SHARES
  A shares....................    (311,744)    (251,667)  (1,768,124)    (171,238)     (158,680)           -       (75,036)
  B shares....................    (240,909)     (73,787)     (42,856)      (5,692)      (87,408)           -       (17,633)
  C shares....................        (429)          (1)           -            -             -            -             -
  I shares....................  (9,367,163)  (8,597,077)  (2,373,039)  (1,277,086)   (5,697,246)  (6,481,259)   (2,873,704)
                               -----------  -----------  -----------  -----------   -----------  -----------   -----------
NET INCREASE (DECREASE) IN
    SHARES OUTSTANDING........    (973,526)  (3,532,627)  12,155,480    5,718,760    (2,342,313)  (1,891,015)      152,187
                               ===========  ===========  ===========  ===========   ===========  ===========   ===========
PERIOD ENDED SEPTEMBER 30,
    1999
SALE OF SHARES
  A shares....................     105,338    1,951,289    1,063,136        1,973       180,428            -        13,424
  B shares....................     158,234       19,110      908,414       13,455        11,415            -         7,788
  C shares....................      32,736        7,771            -            -             -            -             -
  I shares....................   8,082,334      720,339    4,510,202    1,421,871       775,434      527,999       679,900
REINVESTMENT OF DISTRIBUTIONS
  A shares....................           -            -            -            -             -            -             -
  B shares....................           -            -            -            -             -            -             -
  C shares....................           -            -            -            -             -            -             -
  I shares....................           -            -            -            -             -            -             -
REDEMPTION OF SHARES
  A shares....................     (80,188)  (1,785,546)  (1,096,599)     (26,807)      (37,207)           -       (24,360)
  B shares....................     (82,020)     (20,669)     (77,709)      (4,386)      (15,706)           -       (11,596)
  C shares....................      (1,850)        (734)           -            -             -            -             -
  I shares....................  (2,217,985)  (8,674,078)  (1,628,433)    (647,523)   (1,090,956)  (1,779,620)   (1,019,113)
                               -----------  -----------  -----------  -----------   -----------  -----------   -----------
NET INCREASE (DECREASE) IN
    SHARES OUTSTANDING........   5,996,599   (7,782,518)   3,679,011      758,583      (176,592)  (1,251,621)     (353,957)
                               ===========  ===========  ===========  ===========   ===========  ===========   ===========

(a) Beginning of period....... Jun 1, 1997  Jun 1, 1997  Jun 1, 1997  Dec 31, 1997  Jun 1, 1997  Jun 1, 1997   Jun 1, 1997

                                                                          [LOGO]

 FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                            NET REALIZED
                                     BEGINNING     NET          AND       DIVIDENDS  DISTRIBUTIONS   ENDING
                                     NET ASSET  INVESTMENT   UNREALIZED    FROM NET    FROM NET    NET ASSET
                                     VALUE PER    INCOME   GAIN (LOSS) ON INVESTMENT   REALIZED    VALUE PER
                                       SHARE      (LOSS)    INVESTMENTS     INCOME       GAINS       SHARE
                                       -----      ------    -----------     ------       -----       -----
 STRATEGIC INCOME FUND
-------------------------------------------------------------------------------------------------------------
I SHARES
  June 1, 1999 to September 30,
    1999............................   $19.98     $ 0.29       $(0.21)      $    -      $    -       $20.06
  June 1, 1998 to May 31, 1999......    19.56       0.82         0.81        (0.84)      (0.37)       19.98
  June 1, 1997 to May 31, 1998......    18.47       0.79         1.75        (0.86)      (0.59)       19.56
  June 1, 1996 to May 31, 1997......    18.12       0.97         0.71        (0.95)      (0.38)       18.47
  November 1, 1995 to May 31,
    1996............................    18.21       0.48         0.42        (0.76)      (0.23)       18.12
  November 11, 1994(g) to October
    31, 1995........................    16.19       0.75         1.27            -           -        18.21
 MODERATE BALANCED FUND
-------------------------------------------------------------------------------------------------------------
I SHARES
  June 1, 1999 to September 30,
    1999............................    24.14       0.26        (0.22)           -           -        24.18
  June 1, 1998 to May 31, 1999......    22.98       0.75         1.94        (0.75)      (0.78)       24.14
  June 1, 1997 to May 31, 1998......    21.59       0.80         2.72        (0.86)      (1.27)       22.98
  June 1, 1996 to May 31, 1997......    20.27       0.77         1.60        (0.76)      (0.29)       21.59
  November 1, 1995 to May 31,
    1996............................    19.84       0.46         0.89        (0.66)      (0.26)       20.27
  November 11, 1994(g) to October
    31, 1995........................    17.25       0.65         1.94            -           -        19.84
 GROWTH BALANCED FUND
-------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1999 to September 30,
    1999............................    32.78       0.16        (0.25)           -           -        32.69
  October 1, 1998(g) to May 31,
    1999............................    28.09       0.63         5.67        (0.58)      (1.03)       32.78
B SHARES
  June 1, 1999 to September 30,
    1999............................    30.76       0.10        (0.27)           -           -        30.59
  October 1, 1998(g) to May 31,
    1999............................    26.96       0.56         4.82        (0.55)      (1.03)       30.76
C SHARES
  June 1, 1999 to September 30,
    1999............................    30.79       0.07        (0.21)           -           -        30.65
  October 1, 1998(g) to May 31, 1999    26.96       0.65         4.79        (0.58)      (1.03)       30.79
I SHARES
  June 1, 1999 to September 30,
    1999............................    30.93       0.19        (0.26)           -           -        30.86
  June 1, 1998 to May 31, 1999......    28.06       0.60         3.88        (0.58)      (1.03)       30.93
  June 1, 1997 to May 31, 1998......    24.77       0.58         4.52        (0.60)      (1.21)       28.06
  June 1, 1996 to May 31, 1997......    22.83       0.62         2.86        (0.63)      (0.91)       24.77
  November 1, 1995 to May 31,
    1996............................    21.25       0.31         1.95        (0.51)      (0.17)       22.83
  November 11, 1994(g) to October
    31, 1995........................    17.95       0.47         2.83            -           -        21.25
 AGGRESSIVE BALANCED-EQUITY FUND
-------------------------------------------------------------------------------------------------------------
I SHARES
  June 1, 1999 to September 30,
    1999............................    12.93       0.02        (0.06)           -           -        12.89
  June 1, 1998 to May 31, 1999......    11.04       0.15         1.83        (0.09)          -        12.93
  December 2, 1997(g) to May 31,
    1998............................    10.00       0.06         0.99        (0.01)          -        11.04
 INDEX FUND
-------------------------------------------------------------------------------------------------------------
I SHARES
  June 1, 1999 to September 30,
    1999............................    54.83       0.24        (0.77)       (0.36)      (0.27)       53.67
  June 1, 1998 to May 31, 1999......    46.36       0.57         8.87        (0.57)      (0.40)       54.83
  June 1, 1997 to May 31, 1998......    39.49       0.58        10.74        (0.65)      (3.80)       46.36
  June 1, 1996 to May 31, 1997......    31.49       0.49         8.50        (0.48)      (0.51)       39.49
  November 1, 1995 to May 31,
    1996............................    27.67       0.36         4.08        (0.43)      (0.19)       31.49
  November 11, 1994(g) to October
    31, 1995........................    21.80       0.45         5.42            -           -        27.67
 INCOME EQUITY FUND
-------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1999 to September 30,
    1999............................    46.36       0.17        (2.09)       (0.24)          -        44.20
  June 1, 1998 to May 31, 1999......    41.19       0.51         5.45        (0.53)      (0.26)       46.36
  June 1, 1997 to May 31, 1998......    33.16       0.52         8.77        (0.54)      (0.72)       41.19
  June 1, 1996 to May 31, 1997......    27.56       0.57         5.54        (0.51)          -        33.16
  May 2, 1996(g) to May 31, 1996....    26.94       0.07         0.55            -           -        27.56

                                                                          [LOGO]
See Notes to Financial Highlights and Notes to Financial Statements.

                        SELECTED DATA FOR A SHARE OUTSTANDING DURING EACH PERIOD

--------------------------------------------------------------------------------

                                              RATIOS TO AVERAGE NET ASSETS
                                     -----------------------------------------------                 PORTFOLIO      NET ASSETS AT
                                     NET INVESTMENT                        GROSS         TOTAL        TURNOVER      END OF PERIOD
                                      INCOME (LOSS)     NET EXPENSES    EXPENSES(A)    RETURN(B)        RATE       (000'S OMITTED)
                                      -------------     ------------    -----------    ---------        ----       ---------------
 STRATEGIC INCOME FUND
----------------------------------------------------------------------------------------------------------------------------------
I SHARES
  June 1, 1999 to September 30,
    1999............................       4.32%(c)(d)      0.80%(c)(d)    1.05%(c)(d)    0.40%           11%(e)     $  267,158
  June 1, 1998 to May 31, 1999......       4.22%(d)         0.80%(d)       1.04%(d)       8.45%           54%(e)        263,328
  June 1, 1997 to May 31, 1998......       4.47%(d)         0.80%(d)       1.03%(d)      14.13%           58%(e)        235,254
  June 1, 1996 to May 31, 1997......       4.38%(d)         0.81%(d)       0.98%(d)       9.58%           72%           128,777
  November 1, 1995 to May 31,
    1996............................       4.65%(c)(d)      0.82%(c)(d)    0.97%(c)(d)    5.14%           56%           146,950
  November 11, 1994(g) to October
    31, 1995........................       4.67%(c)(d)      0.82%(c)(d)    1.03%(c)(d)   12.48%           66%           136,710

 MODERATE BALANCED FUND
----------------------------------------------------------------------------------------------------------------------------------
I SHARES
  June 1, 1999 to September 30,
    1999............................       3.37%(c)(d)      0.88%(c)(d)    1.09%(c)(d)    0.17%           11%(e)        546,570
  June 1, 1998 to May 31, 1999......       3.26%(d)         0.88%(d)       1.09%(d)      12.02%           53%(e)        527,693
  June 1, 1997 to May 31, 1998......       3.57%(d)         0.88%(d)       1.05%(d)      17.04%           54%(e)        464,384
  June 1, 1996 to May 31, 1997......       3.70%(d)         0.88%(d)       1.04%(d)      12.04%           45%           418,680
  November 1, 1995 to May 31,
    1996............................       3.95%(c)(d)      0.90%(c)(d)    1.04%(c)(d)    7.03%           53%           398,005
  November 11, 1994(g) to October
    31, 1995........................       3.76%(c)(d)      0.92%(c)(d)    1.11%(c)(d)   15.01%           62%           373,998

 GROWTH BALANCED FUND
----------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1999 to September 30,
    1999............................       1.83%(c)(d)      1.15%(c)(d)    1.67%(c)(d)   (0.27%)          11%(e)          6,552
  October 1, 1998(g) to May 31,
    1999............................       1.92%(c)(d)      1.15%(c)(d)    1.88%(c)(d)   22.83%           49%(e)          3,667
B SHARES
  June 1, 1999 to September 30,
    1999............................       1.08%(c)(d)      1.90%(c)(d)    2.31%(d)      (0.55%)          11%(e)         11,967
  October 1, 1998(g) to May 31,
    1999............................       1.34%(c)(d)      1.75%(c)(d)    2.43%(c)(d)   20.36%           49%(e)          8,978
C SHARES
  June 1, 1999 to September 30,
    1999............................       1.30%(c)(d)      1.68%(c)(d)    2.46%(c)(d)   (0.45%)          11%(e)          2,153
  October 1, 1998(g) to May 31, 1999       1.45%(c)(d)      1.68%(c)(d)    4.43%(c)(d)   20.59%           49%(e)          1,236
I SHARES
  June 1, 1999 to September 30,
    1999............................       2.05%(c)(d)      0.93%(c)(d)    1.14%(c)(d)   (0.23%)          11%(e)        905,789
  June 1, 1998 to May 31, 1999......       2.16%(d)         0.93%(d)       1.13%(d)      16.38%           49%(e)        850,503
  June 1, 1997 to May 31, 1998......       2.38%(d)         0.93%(d)       1.09%(d)      21.40%           46%(e)        665,758
  June 1, 1996 to May 31, 1997......       2.47%(d)         0.94%(d)       1.16%(d)      15.81%           24%(e)        503,382
  November 1, 1995 to May 31,
    1996............................       2.66%(c)(d)      0.98%(c)(d)    1.16%(c)(d)   10.87%           39%           484,641
  November 11, 1994(g) to October
    31, 1995........................       2.63%(c)(d)      0.99%(c)(d)    1.23%(c)(d)   18.38%           41%           374,892

 AGGRESSIVE BALANCED-EQUITY FUND
----------------------------------------------------------------------------------------------------------------------------------
I SHARES
  June 1, 1999 to September 30,
    1999............................       1.36%(c)(d)      1.00%(c)(d)    1.24%(c)(d)   (0.31%)          12%(e)         65,011
  June 1, 1998 to May 31, 1999......       1.34%(d)         1.00%(d)       1.36%(d)      17.98%           43%(e)         31,975
  December 2, 1997(g) to May 31,
    1998............................       1.58%(c)(d)      1.00%(c)(d)    2.29%(c)(d)   10.55%           36%(e)          8,872

 INDEX FUND
----------------------------------------------------------------------------------------------------------------------------------
I SHARES
  June 1, 1999 to September 30,
    1999............................       1.17%(c)(d)      0.25%(c)(d)    0.55%(c)(d)   (1.00%)          11%(f)        813,861
  June 1, 1998 to May 31, 1999......       1.28%(d)         0.25%(d)       0.55%(d)      20.57%            4%(f)      1,154,289
  June 1, 1997 to May 31, 1998......       1.53%(d)         0.25%(d)       0.58%(d)      30.32%            7%(f)        784,205
  June 1, 1996 to May 31, 1997......       2.10%            0.25%          0.56%         29.02%           24%           513,134
  November 1, 1995 to May 31,
    1996............................       2.25%(c)         0.31%(c)       0.57%(c)      16.27%            9%           249,644
  November 11, 1994(g) to October
    31, 1995........................       2.12%(c)         0.50%(c)       0.64%(c)      26.93%           14%           186,197

 INCOME EQUITY FUND
----------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1999 to September 30,
    1999............................       1.12%(c)(d)      0.85%(c)(d)    0.90%(c)(d)   (4.16%)           5%(f)        109,081
  June 1, 1998 to May 31, 1999......       1.23%(d)         0.85%(d)       0.93%(d)      14.74%            3%(f)        105,162
  June 1, 1997 to May 31, 1998......       1.44%(d)         0.85%(d)       0.91%(d)      28.64%            3%(f)         75,144
  June 1, 1996 to May 31, 1997......       1.95%            0.85%          0.93%         22.40%            5%            43,708
  May 2, 1996(g) to May 31, 1996....       3.69%(c)         0.91%(c)       1.91%(c)       2.30%            1%            31,448

                                                                          [LOGO]

--------------------------------------------------------------------------------

                                         BEGINNING             NET REALIZED
                                         NET ASSET    NET          AND       DIVIDENDS  DISTRIBUTIONS  ENDING
                                           VALUE   INVESTMENT   UNREALIZED    FROM NET    FROM NET    NET ASSET
                                            PER      INCOME   GAIN (LOSS) ON INVESTMENT   REALIZED    VALUE PER
                                           SHARE     (LOSS)    INVESTMENTS     INCOME       GAINS       SHARE
                                           -----     ------    -----------     ------       -----       -----
 INCOME EQUITY FUND (CONT'D)
---------------------------------------------------------------------------------------------------------------
B SHARES
  June 1, 1999 to September 30, 1999....  $46.27     $ 0.05       $(2.08)      $(0.07)     $    -      $44.17
  June 1, 1998 to May 31, 1999..........   41.12       0.19         5.45        (0.23)      (0.26)      46.27
  June 1, 1997 to May 31, 1998..........   33.09       0.24         8.75        (0.24)      (0.72)      41.12
  June 1, 1996 to May 31, 1997..........   27.54       0.36         5.52        (0.33)          -       33.09
  May 2, 1996(g) to May 31, 1996........   26.94       0.02         0.58            -           -       27.54
C SHARES
  June 1, 1999 to September 30, 1999....   47.49       0.08        (2.17)       (0.10)          -       45.30
  October 1, 1998(g) to May 31, 1999....   37.26       0.47        10.39        (0.48)      (0.15)      47.49
I SHARES
  June 1, 1999 to September 30, 1999....   46.35       0.18        (2.10)       (0.24)          -       44.19
  June 1, 1998 to May 31, 1999..........   41.18       0.51         5.45        (0.53)      (0.26)      46.35
  June 1, 1997 to May 31, 1998..........   33.16       0.52         8.76        (0.54)      (0.72)      41.18
  June 1, 1996 to May 31, 1997..........   27.56       0.56         5.55        (0.51)          -       33.16
  November 1, 1995 to May 31, 1996......   24.02       0.29         4.02        (0.69)      (0.08)      27.56
  November 11, 1994(g) to October 31,
    1995................................   18.90       0.46         4.66            -           -       24.02
 DIVERSIFIED EQUITY FUND
---------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1999 to September 30, 1999....   48.25       0.07        (0.31)           -           -       48.01
  June 1, 1998 to May 31, 1999..........   43.06       0.08         6.29        (0.20)      (0.98)      48.25
  June 1, 1997 to May 31, 1998..........   36.51       0.16         8.99        (0.27)      (2.33)      43.06
  June 1, 1996 to May 31, 1997..........   30.56       0.20         6.10        (0.16)      (0.19)      36.51
  May 2, 1996(g) to May 31, 1996........   29.89       0.02         0.65            -           -       30.56
B SHARES
  June 1, 1999 to September 30, 1999....   47.69      (0.04)       (0.32)           -           -       47.33
  June 1, 1998 to May 31, 1999..........   42.69      (0.11)        6.09            -       (0.98)      47.69
  June 1, 1997 to May 31, 1998..........   36.31      (0.06)        8.85        (0.08)      (2.33)      42.69
  June 1, 1996 to May 31, 1997..........   30.54       0.03         6.00        (0.07)      (0.19)      36.31
  May 6, 1996(g) to May 31, 1996........   29.41       0.02         1.11            -           -       30.54
C SHARES
  June 1, 1999 to September 30, 1999....   48.26       0.08        (0.44)           -           -       47.90
  October 1, 1998(g) to May 31, 1999....   38.71       0.08        10.65        (0.20)      (0.98)      48.26
I SHARES
  June 1, 1999 to September 30, 1999....   48.25       0.04        (0.29)           -           -       48.00
  June 1, 1998 to May 31, 1999..........   43.06       0.22         6.15        (0.20)      (0.98)      48.25
  June 1, 1997 to May 31, 1998..........   36.50       0.22         8.94        (0.27)      (2.33)      43.06
  June 1, 1996 to May 31, 1997..........   30.55       0.25         6.05        (0.16)      (0.19)      36.50
  November 1, 1995 to May 31, 1996......   27.53       0.16         4.25        (0.42)      (0.97)      30.55
  November 11, 1994(g) to October 31,
    1995................................   22.21       0.22         5.10            -           -       27.53
 GROWTH EQUITY FUND
---------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1999 to September 30, 1999....   36.17      (0.01)        0.67            -           -       36.83
  June 1, 1998 to May 31, 1999..........   35.73      (0.02)        2.56        (0.03)      (2.07)      36.17
  June 1, 1997 to May 31, 1998..........   32.49      (0.06)        6.88        (0.04)      (3.54)      35.73
  June 1, 1996 to May 31, 1997..........   29.08      (0.02)        4.06        (0.04)      (0.59)      32.49
  May 2, 1996(g) to May 31, 1996........   28.50          -         0.58            -           -       29.08
B SHARES
  June 1, 1999 to September 30, 1999....   35.39      (0.10)        0.64            -           -       35.93
  June 1, 1998 to May 31, 1999..........   35.23      (0.25)        2.48            -       (2.07)      35.39
  June 1, 1997 to May 31, 1998..........   32.28      (0.23)        6.72            -       (3.54)      35.23
  June 1, 1996 to May 31, 1997..........   29.07      (0.13)        3.93            -       (0.59)      32.28
  May 6, 1996(g) to May 31, 1996........   28.18          -         0.89            -           -       29.07
C SHARES
  June 1, 1999 to September 30, 1999....   36.29       0.02         0.53            -           -       36.84
  October 1, 1998(g) to May 31, 1999....   30.66      (0.13)        7.86        (0.03)      (2.07)      36.29

                                                                          [LOGO]
See Notes to Financial Highlights and Notes to Financial Statements.

                        SELECTED DATA FOR A SHARE OUTSTANDING DURING EACH PERIOD

--------------------------------------------------------------------------------

                                               RATIOS TO AVERAGE NET ASSET
                                     ------------------------------------------------                 PORTFOLIO      NET ASSETS AT
                                     NET INVESTMENT                         GROSS         TOTAL        TURNOVER      END OF PERIOD
                                      INCOME (LOSS)     NET EXPENSES     EXPENSES(A)    RETURN(B)        RATE       (000'S OMITTED)
                                      -------------     ------------     -----------    ---------        ----       ---------------
 INCOME EQUITY FUND (CONT'D)
-----------------------------------------------------------------------------------------------------------------------------------
B SHARES
  June 1, 1999 to September 30,
    1999............................     0.37%(c)(d)        1.60%(c)(d)     1.90%(c)(d)   (4.40%)          5%(f)      $  118,792
  June 1, 1998 to May 31, 1999......     0.48%(d)           1.60%(d)        1.94%(d)      13.90%           3%(f)         106,688
  June 1, 1997 to May 31, 1998......     0.69%(d)           1.60%(d)        1.91%(d)      27.67%           3%(f)          67,385
  June 1, 1996 to May 31, 1997......     1.24%              1.59%           1.96%         21.48%           5%             33,626
  May 2, 1996(g) to May 31, 1996....     2.92%(c)           1.72%(c)        2.63%(c)       2.23%           1%             17,318
C SHARES
  June 1, 1999 to September 30,
    1999............................     0.42%(c)(d)        1.60%(c)(d)     2.37%(c)(d)   (4.41%)          5%(f)           2,124
  October 1, 1998(g) to May 31,
    1999............................     0.48%(c)(d)        1.60%(c)(d)     4.37%(c)(d)   28.55%           3%(f)           1,106
I SHARES
  June 1, 1999 to September 30,
    1999............................     1.11%(c)(d)        0.85%(c)(d)     0.88%(c)(d)   (4.16%)          5%(f)       1,471,410
  June 1, 1998 to May 31, 1999......     1.23%(d)           0.85%(d)        0.89%(d)      14.75%           3%(f)       1,519,541
  June 1, 1997 to May 31, 1998......     1.43%(d)           0.85%(d)        0.86%(d)      28.61%           3%(f)       1,214,385
  June 1, 1996 to May 31, 1997......     1.97%              0.85%           0.90%         22.40%           5%            425,197
  November 1, 1995 to May 31,
    1996............................     2.72%(c)           0.86%(c)        1.13%(c)      18.14%           1%            230,831
  November 11, 1994(g) to October
    31, 1995........................     2.51%(c)           0.85%(c)        1.12%(c)      27.09%           7%             49,000

 DIVERSIFIED EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1999 to September 30,
    1999............................     0.45%(c)(d)        1.00%(c)(d)     1.20%(c)(d)   (0.50%)         13%(e)          70,624
  June 1, 1998 to May 31, 1999......     0.47%(d)           1.00%(d)        1.22%(d)      15.08%          35%(e)          69,768
  June 1, 1997 to May 31, 1998......     0.60%(d)           1.00%(d)        1.20%(d)      26.08%          23%(e)          56,350
  June 1, 1996 to May 31, 1997......     0.81%(d)           1.02%(d)        1.40%(d)      20.75%          48%             25,271
  May 2, 1996(g) to May 31, 1996....     1.88%(c)(d)        1.52%(c)(d)     4.06%(c)(d)    2.24%           6%              2,699
B SHARES
  June 1, 1999 to September 30,
    1999............................    (0.30%)(c)(d)       1.75%(c)(d)     2.20%(c)(d)   (0.75%)         13%(e)         113,874
  June 1, 1998 to May 31, 1999......    (0.28%)(d)          1.75%(d)        2.22%(d)      14.24%          35%(e)         111,106
  June 1, 1997 to May 31, 1998......    (0.15%)(d)          1.75%(d)        2.19%(d)      25.13%          23%(e)          81,548
  June 1, 1996 to May 31, 1997......     0.09%(d)           1.76%(d)        2.41%(d)      19.86%          48%             33,870
  May 6, 1996(g) to May 31, 1996....     1.24%(c)(d)        2.37%(c)(d)     4.95%(c)(d)    3.84%           6%              2,447
C SHARES
  June 1, 1999 to September 30,
    1999............................    (0.28%)(c)(d)       1.75%(c)(d)     2.63%(c)(d)   (0.75%)         13%(e)           2,018
  October 1, 1998(g) to May 31,
    1999............................    (0.28%)(c)(d)       1.75%(c)(d)     5.15%(c)(d)   28.02%          35%(e)             542
I SHARES
  June 1, 1999 to September 30,
    1999............................     0.44%(c)(d)        1.00%(c)(d)     1.18%(c)(d)   (0.52%)         13%(e)       1,902,474
  June 1, 1998 to May 31, 1999......     0.47%(d)           1.00%(d)        1.17%(d)      15.08%          35%(e)       1,629,191
  June 1, 1997 to May 31, 1998......     0.60%(d)           1.00%(d)        1.13%(d)      26.12%          23%(e)       1,520,343
  June 1, 1996 to May 31, 1997......     0.79%(d)           1.02%(d)        1.31%(d)      20.76%          48%          1,212,565
  November 1, 1995 to May 31,
    1996............................     1.00%(c)(d)        1.06%(c)(d)     1.30%(c)(d)   16.38%           6%            907,223
  November 11, 1994(g) to October
    31, 1995........................     1.01%(c)(d)        1.09%(c)(d)     1.37%(c)(d)   23.95%          10%            711,111

 GROWTH EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1999 to September 30,
    1999............................    (0.01%)(c)(d)       1.25%(c)(d)     1.45%(c)(d)    1.82%          22%(e)          23,750
  June 1, 1998 to May 31, 1999......    (0.08%)(d)          1.25%(d)        1.44%(d)       7.57%          73%(e)          17,335
  June 1, 1997 to May 31, 1998......    (0.11%)(d)          1.25%(d)        1.42%(d)      22.55%          47%(e)          21,567
  June 1, 1996 to May 31, 1997......    (0.12%)(d)          1.30%(d)        1.95%(d)      14.11%           9%             14,146
  May 2, 1996(g) to May 31, 1996....     0.34%(c)(d)        2.08%(c)(d)     6.40%(c)(d)    2.04%           7%              3,338
B SHARES
  June 1, 1999 to September 30,
    1999............................    (0.76%)(c)(d)       2.00%(c)(d)     2.45%(c)(d)    1.53%          22%(e)          19,211
  June 1, 1998 to May 31, 1999......    (0.83%)(d)          2.00%(d)        2.45%(d)       6.78%          73%(e)          18,976
  June 1, 1997 to May 31, 1998......    (0.85%)(d)          2.00%(d)        2.45%(d)      21.63%          47%(e)          16,615
  June 1, 1996 to May 31, 1997......    (0.82%)(d)          2.04%(d)        3.02%(d)      13.28%           9%              8,713
  May 6, 1996(g) to May 31, 1996....    (0.40%)(c)(d)       2.92%(c)(d)     7.44%(c)(d)    3.16%           7%                703
C SHARES
  June 1, 1999 to September 30,
    1999............................    (0.87%)(c)(d)       2.00%(c)(d)     6.22%(c)(d)    1.52%          22%(e)             320
  October 1, 1998(g) to May 31,
    1999............................    (0.87%)c)(d)        2.01%(c)(d)    21.40%(c)(d)   25.73%          73%(e)              60

                                                                          [LOGO]

--------------------------------------------------------------------------------

                                         BEGINNING             NET REALIZED
                                         NET ASSET    NET          AND       DIVIDENDS  DISTRIBUTIONS  ENDING
                                           VALUE   INVESTMENT   UNREALIZED    FROM NET    FROM NET    NET ASSET
                                            PER      INCOME   GAIN (LOSS) ON INVESTMENT   REALIZED    VALUE PER
                                           SHARE     (LOSS)    INVESTMENTS     INCOME       GAINS       SHARE
                                           -----     ------    -----------     ------       -----       -----
 GROWTH EQUITY FUND (CONT'D)
---------------------------------------------------------------------------------------------------------------
I SHARES
  June 1, 1999 to September 30, 1999....  $36.17     $ 0.01       $ 0.64       $    -      $    -      $36.82
  June 1, 1998 to May 31, 1999..........   35.72      (0.03)        2.58        (0.03)      (2.07)      36.17
  June 1, 1997 to May 31, 1998..........   32.48      (0.04)        6.86        (0.04)      (3.54)      35.72
  June 1, 1996 to May 31, 1997..........   29.08      (0.02)        4.05        (0.04)      (0.59)      32.48
  November 1, 1995 to May 31, 1996......   26.97          -         4.09        (0.12)      (1.86)      29.08
  November 11, 1994(g) to October 31,
    1995................................   22.28      (0.02)        4.71            -           -       26.97
 LARGE COMPANY GROWTH FUND
---------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1999 to September 30, 1999....   58.09      (0.12)       (0.01)           -           -       57.96
  October 1, 1998(g) to May 31, 1999....   38.48      (0.16)       20.82            -       (1.05)      58.09
B SHARES
  June 1, 1999 to September 30, 1999....   54.50      (0.19)       (0.02)           -           -       54.29
  October 1, 1998(g) to May 31, 1999....   39.80      (0.17)       15.92            -       (1.05)      54.50
I SHARES
  June 1, 1999 to September 30, 1999....   54.67      (0.07)           -            -           -       54.60
  June 1, 1998 to May 31, 1999..........   39.94      (0.17)       15.95            -       (1.05)      54.67
  June 1, 1997 to May 31, 1998..........   32.63      (0.11)       10.20            -       (2.78)      39.94
  June 1, 1996 to May 31, 1997..........   26.97      (0.03)        5.91            -       (0.22)      32.63
  November 1, 1995 to May 31, 1996......   23.59      (0.04)        3.64            -       (0.22)      26.97
  November 11, 1994(g) to October 31,
    1995................................   18.50      (0.05)        5.14            -           -       23.59
 DIVERSIFIED SMALL CAP FUND
---------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1999 to September 30, 1999....    9.52      (0.01)        0.03            -           -        9.54
  October 1, 1998(g) to May 31, 1999....    7.77      (0.02)        1.77            -(h)         -       9.52
B SHARES
  June 1, 1999 to September 30, 1999....    8.96      (0.03)        0.03            -           -        8.96
  October 1, 1998(g) to May 31, 1999....    7.97      (0.03)        1.02            -           -        8.96
I SHARES
  June 1, 1999 to September 30, 1999....    8.99      (0.01)        0.04            -           -        9.02
  June 1, 1998 to May 31, 1999..........   10.52          -        (1.53)           -(h)         -       8.99
  December 31, 1997(g) to May 31,
    1998................................   10.00          -         0.52            -           -       10.52
 SMALL CAP OPPORTUNITIES FUND
---------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1999 to September 30, 1999....   20.50      (0.04)        0.04            -           -       20.50
  June 1, 1998 to May 31, 1999..........   23.60      (0.11)       (2.97)           -       (0.02)      20.50
  June 1, 1997 to May 31, 1998..........   19.83      (0.07)        4.37            -       (0.53)      23.60
  October 9, 1996(g) to May 31, 1997....   17.39      (0.01)        2.46            -       (0.01)      19.83
B SHARES
  June 1, 1999 to September 30, 1999....   20.09      (0.09)        0.03            -           -       20.03
  June 1, 1998 to May 31, 1999..........   23.32      (0.31)       (2.90)           -       (0.02)      20.09
  June 1, 1997 to May 31, 1998..........   19.75      (0.05)        4.15            -       (0.53)      23.32
  November 8, 1996(g) to May 31, 1997...   17.41      (0.05)        2.40            -       (0.01)      19.75
I SHARES
  June 1, 1999 to September 30, 1999....   20.51      (0.03)        0.02            -           -       20.50
  June 1, 1998 to May 31, 1999..........   23.61      (0.11)       (2.97)           -       (0.02)      20.51
  June 1, 1997 to May 31, 1998..........   19.84      (0.06)        4.36            -       (0.53)      23.61
  August 15, 1996(g) to May 31, 1997....   16.26      (0.01)        3.60            -       (0.01)      19.84

                                                                          [LOGO]
See Notes to Financial Highlights and Notes to Financial Statements.

                        SELECTED DATA FOR A SHARE OUTSTANDING DURING EACH PERIOD

--------------------------------------------------------------------------------

                                             RATIOS TO AVERAGE NET ASSETS
                                      -------------------------------------------                PORTFOLIO     NET ASSETS AT
                                       NET INVESTMENT       NET         GROSS         TOTAL       TURNOVER     END OF PERIOD
                                       INCOME (LOSS)     EXPENSES    EXPENSES(A)    RETURN(B)       RATE      (000'S OMITTED)
                                       -------------     --------    -----------    ---------       ----      ---------------
 GROWTH EQUITY FUND (CONT'D)
-----------------------------------------------------------------------------------------------------------------------------
I SHARES
  June 1, 1999 to September 30,
    1999............................     0.05%(c)(d)     1.25%(c)(d)   1.40%(c)(d)     1.80%        22%(e)      $  644,215
  June 1, 1998 to May 31, 1999......    (0.08%)(d)       1.25%(d)      1.38%(d)        7.60%        73%(e)         920,586
  June 1, 1997 to May 31, 1998......    (0.11%)(d)       1.25%(d)      1.35%(d)       22.52%        47%(e)       1,033,251
  June 1, 1996 to May 31, 1997......    (0.09%)(d)       1.30%(d)      1.84%(d)       14.11%           9%          895,420
  November 1, 1995 to May 31,
    1996............................     0.01%(c)(d)     1.35%(c)(d)   1.85%(c)(d)    15.83%           7%          735,728
  November 11, 1994(g) to October
    31, 1995........................    (0.11%)(c)(d)    1.38%(c)(d)   1.92%(c)(d)    21.10%           9%          564,004

 LARGE COMPANY GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1999 to September 30,
    1999............................    (0.58%)(c)(d)    1.20%(c)(d)   1.40%(c)(d)    (0.22%)        5%(f)         188,890
  October 1, 1998(g) to May 31,
    1999............................    (0.68%)(c)(d)    1.20%(c)(d)   1.35%(c)(d)    54.16%        28%(f)         191,233
B SHARES
  June 1, 1999 to September 30,
    1999............................    (1.13%)(c)(d)    1.75%(c)(d)   2.05%(c)(d)    (0.39%)        5%(f)         201,351
  October 1, 1998(g) to May 31,
    1999............................    (1.22%)(c)(d)    1.76%(c)(d)   2.15%(c)(d)    40.01%        28%(f)         156,870
I SHARES
  June 1, 1999 to September 30,
    1999............................    (0.38%)(c)(d)    1.00%(c)(d)   1.04%(c)(d)    (0.13%)        5%(f)         801,943
  June 1, 1998 to May 31, 1999......    (0.49%)(d)       1.00%(d)      1.09%(d)       39.96%        28%(f)         645,385
  June 1, 1997 to May 31, 1998......    (0.36%)(d)       1.00%(d)      1.03%(d)       32.29%        13%(f)         232,499
  June 1, 1996 to May 31, 1997......    (0.18%)          0.99%         1.09%          21.93%          24%          131,768
  November 1, 1995 to May 31,
    1996............................    (0.30%)(c)       1.00%(c)      1.13%(c)       15.40%          17%           82,114
  November 11, 1994(g) to October
    31, 1995........................    (0.23%)(c)       1.00%(c)      1.20%(c)       27.51%          32%           63,567

 DIVERSIFIED SMALL CAP FUND
-----------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1999 to September 30,
    1999............................    (0.28%)(c)(d)    1.40%(c)(d)   2.56%(c)(d)     0.21%        39%(e)           1,271
  October 1, 1998(g) to May 31,
    1999............................    (0.22%)(c)(d)    1.40%(c)(d)   2.30%(c)(d)    22.52%       112%(e)           1,504
B SHARES
  June 1, 1999 to September 30,
    1999............................    (1.14%)(c)(d)    2.15%(c)(d)   4.21%(c)(d)     0.00%        39%(e)             557
  October 1, 1998(g) to May 31,
    1999............................    (0.84%)(c)(d)    1.99%(c)(d)   5.63%(c)(d)    12.42%       112%(e)             476
I SHARES
  June 1, 1999 to September 30,
    1999............................    (0.18%)(c)(d)    1.20%(c)(d)   1.59%(c)(d)     0.33%        39%(e)          67,459
  June 1, 1998 to May 31, 1999......    (0.05%)(d)       1.20%(d)      1.65%(d)      (14.54%)      112%(e)          60,261
  December 31, 1997(g) to May 31,
    1998............................     0.25%(c)(d)     1.21%(c)(d)   2.65%(c)(d)     5.20%        93%(e)          12,551

 SMALL CAP OPPORTUNITIES FUND
-----------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1999 to September 30,
    1999............................    (0.44%)(c)       1.25%(c)      1.41%(c)        0.00%          40%            7,633
  June 1, 1998 to May 31, 1999......    (0.47%)(d)       1.25%(d)      1.49%(d)      (13.03%)      119%(f)           4,698
  June 1, 1997 to May 31, 1998......    (0.43%)(d)       1.27%(d)      1.86%(d)       21.97%        55%(f)           6,870
  October 9, 1996(g) to May 31,
    1997............................    (0.18%)(c)(d)    1.25%(c)(d)  10.51%(c)(d)    11.37%        34%(f)             522
B SHARES
  June 1, 1999 to September 30,
    1999............................    (1.19%)(c)       2.00%(c)      2.48%(c)       (0.30%)         40%            4,089
  June 1, 1998 to May 31, 1999......    (1.28%)(d)       2.06%(d)      2.51%(d)      (13.74%)      119%(f)           4,187
  June 1, 1997 to May 31, 1998......    (1.21%)(d)       2.02%(d)      3.05%(d)       21.03%        55%(f)           6,140
  November 8, 1996(g) to May 31,
    1997............................    (0.99%)(c)(d)    2.06%(c)(d)  27.27%(c)(d)    13.53%        34%(f)             158
I SHARES
  June 1, 1999 to September 30,
    1999............................    (0.44%)(c)       1.25%(c)      1.29%(c)       (0.05%)         40%          195,283
  June 1, 1998 to May 31, 1999......    (0.47%)(d)       1.25%(d)      1.35%(d)      (13.02%)      119%(f)         201,816
  June 1, 1997 to May 31, 1998......    (0.40%)(d)       1.25%(d)      1.38%(d)       21.95%        55%(f)         284,828
  August 15, 1996(g) to May 31,
    1997............................    (0.16%)(c)(d)    1.25%(c)(d)   1.89%(c)(d)    11.42%        34%(f)          77,174

                                                                          [LOGO]

--------------------------------------------------------------------------------

                                         BEGINNING             NET REALIZED
                                         NET ASSET    NET          AND       DIVIDENDS  DISTRIBUTIONS  ENDING
                                           VALUE   INVESTMENT   UNREALIZED    FROM NET    FROM NET    NET ASSET
                                            PER      INCOME   GAIN (LOSS) ON INVESTMENT   REALIZED    VALUE PER
                                           SHARE     (LOSS)    INVESTMENTS     INCOME       GAINS       SHARE
                                           -----     ------    -----------     ------       -----       -----
 SMALL COMPANY GROWTH FUND
---------------------------------------------------------------------------------------------------------------
I SHARES
  June 1, 1999 to September 30, 1999....  $27.44     $(0.05)      $(0.36)     $     -      $    -      $27.03
  June 1, 1998 to May 31, 1999..........   33.69      (0.15)       (3.67)           -       (2.43)      27.44
  June 1, 1997 to May 31, 1998..........   31.08      (0.23)        6.88            -       (4.04)      33.69
  June 1, 1996 to May 31, 1997..........   33.00      (0.18)        1.83            -       (3.57)      31.08
  November 1, 1995 to May 31, 1996......   29.99      (0.07)        5.94            -       (2.86)      33.00
  November 11, 1994(g) to October 31,
    1995................................   21.88      (0.11)        8.22            -           -       29.99
 INTERNATIONAL FUND
---------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1999 to September 30, 1999....   22.78       0.07         0.88            -           -       23.73
  June 1, 1998 to May 31, 1999..........   23.84       0.04        (0.43)       (0.21)      (0.46)      22.78
  June 1, 1997 to May 31, 1998..........   21.66       0.03         2.35        (0.20)          -       23.84
  June 1, 1996 to May 31, 1997..........   19.82       0.10         1.94        (0.20)          -       21.66
  November 1, 1995 to May 31, 1996......   17.97       0.35         1.83        (0.33)          -       19.82
  April 12, 1995(g) to October 31,
    1995................................   16.50       0.01         1.46            -           -       17.97
B SHARES
  June 1, 1999 to September 30, 1999....   22.66       0.02         0.86            -           -       23.54
  June 1, 1998 to May 31, 1999..........   23.70      (0.06)       (0.49)       (0.03)      (0.46)      22.66
  June 1, 1997 to May 31, 1998..........   21.55      (0.09)        2.31        (0.07)          -       23.70
  June 1, 1996 to May 31, 1997..........   19.71      (0.06)        1.93        (0.03)          -       21.55
  November 1, 1995 to May 31, 1996......   17.91       0.25         1.83        (0.28)          -       19.71
  May 12, 1995(g) to October 31, 1995...   17.20       0.01         0.70            -           -       17.91
I SHARES
  June 1, 1999 to September 30, 1999....   22.80       0.07         0.87            -           -       23.74
  June 1, 1998 to May 31, 1999..........   23.85       0.10        (0.48)       (0.21)      (0.46)      22.80
  June 1, 1997 to May 31, 1998..........   21.67       0.09         2.29        (0.20)          -       23.85
  June 1, 1996 to May 31, 1997..........   19.84       0.09         1.94        (0.20)          -       21.67
  November 1, 1995 to May 31, 1996......   17.99       0.14         2.04        (0.33)          -       19.84
  November 11, 1994(g) to October 31,
    1995................................   17.28       0.09         0.62            -           -       17.99

                                                                          [LOGO]
See Notes to Financial Highlights and Notes to Financial Statements.

                        SELECTED DATA FOR A SHARE OUTSTANDING DURING EACH PERIOD

--------------------------------------------------------------------------------

                                                RATIOS TO AVERAGE NET ASSETS
                                      -------------------------------------------------                 PORTFOLIO    NET ASSETS AT
                                      NET INVESTMENT        NET             GROSS           TOTAL       TURNOVER     END OF PERIOD
                                       INCOME (LOSS)      EXPENSES       EXPENSES(A)      RETURN(B)       RATE      (000'S OMITTED)
                                       -------------      --------       -----------      ---------       ----      ---------------
 SMALL COMPANY GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------------------
I SHARES
  June 1, 1999 to September 30,
    1999............................   (0.52%)(c)(d)      1.25%(c)(d)      1.30%(c)(d)       (1.49%)       55%(f)       $515,292
  June 1, 1998 to May 31, 1999......   (0.52%)(d)         1.25%(d)         1.30%(d)         (10.72%)      154%(f)        557,516
  June 1, 1997 to May 31, 1998......   (0.73%)(d)         1.25%(d)         1.26%(d)          22.38%       123%(f)        748,269
  June 1, 1996 to May 31, 1997......   (0.71%)            1.24%            1.29%              5.65%         124%         447,580
  November 1, 1995 to May 31,
    1996............................   (0.41%)(c)         1.25%(c)         1.29%(c)          21.43%          62%         378,546
  November 11, 1994(g) to
    October 31, 1995................   (0.47%)(c)         1.25%(c)         1.35%(c)          37.07%         107%         278,058

 INTERNATIONAL FUND
-----------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1999 to September 30,
    1999............................    0.92%(c)(d)       1.50%(c)(d)      1.81%(c)(d)        4.17%        23%(f)          2,726
  June 1, 1998 to May 31, 1999......    0.37%(d)          1.50%(d)         1.80%(d)          (1.36%)       95%(e)          2,866
  June 1, 1997 to May 31, 1998......    0.44%(d)          1.47%(d)         1.72%(d)          11.20%        37%(e)          3,342
  June 1, 1996 to May 31, 1997......    0.42%(d)          1.43%(d)         1.72%(d)          10.33%        48%(f)          2,240
  November 1, 1995 to May 31,
    1996............................    0.92%(c)(d)       1.50%(c)(d)      2.51%(c)(d)       12.31%        14%(f)          1,080
  April 12, 1995(g) to October 31,
    1995............................    0.26%(c)(d)       1.32%(c)(d)     20.95%(c)(d)        8.91%        29%(f)            216
B SHARES
  June 1, 1999 to September 30,
    1999............................    0.18%(c)(d)       2.25%(c)(d)      2.92%(c)(d)        3.88%        23%(f)          1,960
  June 1, 1998 to May 31, 1999......   (0.30%)(d)         2.25%(d)         2.89%(d)          (2.08%)       95%(e)          1,973
  June 1, 1997 to May 31, 1998......   (0.29%)(d)         2.22%(d)         2.81%(d)          10.39%        37%(e)          2,245
  June 1, 1996 to May 31, 1997......   (0.34%)(d)         2.18%(d)         2.76%(d)           9.44%        48%(f)          1,667
  November 1, 1995 to May 31,
    1996............................   (0.02%)(c)(d)      2.25%(c)(d)      3.11%(c)(d)       11.79%        14%(f)            995
  May 12, 1995(g) to October 31,
    1995............................    0.17%(c)(d)       1.27%(c)(d)     14.57%(c)(d)        4.30%        29%(f)            395
I SHARES
  June 1, 1999 to September 30,
    1999............................    0.90%(c)(d)       1.50%(c)(d)      1.58%(c)(d)        4.12%        23%(f)        274,448
  June 1, 1998 to May 31, 1999......    0.44%(d)          1.50%(d)         1.61%(d)          (1.32%)       95%(e)        271,240
  June 1, 1997 to May 31, 1998......    0.45%(d)          1.47%(d)         1.50%(d)          11.19%        37%(e)        279,667
  June 1, 1996 to May 31, 1997......    0.40%(d)          1.43%(d)         1.44%(d)          10.27%        48%(f)        228,552
  November 1, 1995 to May 31,
    1996............................    0.60%(c)(d)       1.50%(c)(d)      1.52%(c)(d)       12.31%        14%(f)        143,643
  November 11, 1994(g) to
    October 31, 1995................    0.54%(c)(d)       1.50%(c)(d)      1.66%(c)(d)        4.11%        29%(f)         91,401

                                                                          [LOGO]

 NOTES TO FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

(a) During each period, various fees and expenses were waived and reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 3).

(b) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the period shown (Note 3).

(c)  Annualized.

(d) Includes expenses allocated from the Portfolio(s) in which the Fund invests.

(e) Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund's investment percentage in the respective Portfolio by the corresponding Portfolio's portfolio turnover rate.

(f) Portfolio turnover rate represents the activity from the Fund's investment in a single Portfolio.

(g)  Commencement of operations.

(h) Actual dividends per share were less than $0.01.

                                                                          [LOGO]
See Notes to Financial Statements.

 NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

 NOTE 1. ORGANIZATION

Norwest Advantage Funds (the "Trust") is organized as a Delaware business trust and is registered as an open-end management investment company under the Investment Company Act of 1940 (the "Act"). The Trust currently has thirty-eight separate investment portfolios. These financial statements relate to thirteen of those portfolios (individually, a "Fund" and, collectively, the "Funds"), each of which is a diversified portfolio. The classes of each Fund and their respective dates of commencement of operations are as follows:

                                                          A SHARES            B SHARES           C SHARES           I SHARES
                                                          --------            --------           --------           --------
Strategic Income Fund...............................  N/A                 N/A                 N/A               November 11, 1994
Moderate Balanced Fund..............................  N/A                 N/A                 N/A               November 11, 1994
Growth Balanced Fund................................  October 14, 1998    October 1, 1998     October 1, 1998   November 11, 1994
Aggressive Balanced-Equity Fund.....................  N/A                 N/A                 N/A               December 2, 1997
Index Fund..........................................  N/A                 N/A                 N/A               November 11, 1994
Income Equity Fund..................................  May 2, 1996         May 2, 1996         October 1, 1998   November 11, 1994
Diversified Equity Fund.............................  May 2, 1996         May 6, 1996         October 1, 1998   November 11, 1994
Growth Equity Fund..................................  May 2, 1996         May 6, 1996         October 1, 1998   November 11, 1994
Large Company Growth Fund...........................  October 6, 1998     October 1, 1998     N/A               November 11, 1994
Diversified Small Cap Fund..........................  October 6, 1998     October 1, 1998     N/A               December 31, 1997
Small Cap Opportunities Fund........................  October 9, 1996     November 8, 1996    N/A               August 15, 1996
Small Company Growth Fund...........................  N/A                 N/A                 N/A               November 11, 1994
International Fund..................................  April 12, 1995      May 12, 1995        N/A               November 11, 1994

Each share of each class represents an undivided, proportionate interest in a Fund. A Shares are sold with a front-end sales charge to the general public. B and C Shares are sold to the general public with a contingent deferred sales charge ("CDSC") imposed on most redemptions made within six years and one year of purchase, respectively. After six years, B Shares automatically convert to A Shares. A Shares of certain Funds and B and C Shares incur distribution expenses. I Shares, offered primarily to fiduciary, agency and custodial clients of bank trust departments, trust companies and their affiliates, are sold without a sales charge and do not incur distribution expenses.

MASTER-FEEDER ARRANGEMENT--Index Fund, Income Equity Fund, Large Company Growth Fund, Small Company Growth Fund and International Fund each seek to achieve its investment objective by investing all its investable assets in a separate diversified portfolio (individually, a "Portfolio", and, collectively, the "Portfolios"), which has the same investment objective and substantially similar investment policies as the Fund, of Core Trust (Delaware) ("Core Trust"), a registered open-end investment company. These arrangements are commonly referred to as master-feeder structures. Strategic Income Fund, Moderate Balanced Fund, Growth Balanced Fund, Aggressive Balanced-Equity Fund, Diversified Equity Fund, Growth Equity Fund and Diversified Small Cap Fund each seek to achieve its investment objective by investing all its assets in two or more Portfolios of Core Trust. These arrangements are commonly referred to as fund-of-funds structures. Small Cap Opportunities Fund, effective June 1, 1999, redeemed its interests in-kind from Schroder U.S. Smaller Companies Portfolio.

Each Portfolio directly acquires portfolio securities, and a Fund investing in the Portfolio acquires an indirect interest in those securities. The Funds account for their investment in a Portfolio as a partnership investment, and record daily their share of the Portfolio's income, expenses and realized and unrealized gain and loss. In addition, each Fund incurs its own expenses. Each Fund may withdraw its investment from its corresponding Portfolio at any time if the Trust's Board of Trustees determines that it is in the best interest of the Funds and its shareholders to do so. The financial statements of the equity Portfolios are included in this report and should be read in conjunction with the Funds' financial statements. No Fund invests more than 50% of its investment assets in the remaining Portfolios; therefore, the financial statements of these Portfolios are not included in this report, but may be obtained from Shareholder Services.

 NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the
Funds:

SECURITY VALUATION--Each Fund determines its net asset value at 4:00 PM, Eastern Time, on each Fund business day. Short-term securities that mature in sixty days or less are valued at amortized cost. Equity securities for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services. If no sales are reported, the mean of the last bid and ask price is used. If no mean price is available, the last bid price is used. In the absence of readily available market quotations, securities are valued at fair value determined in accordance with procedures adopted by the Board of Trustees. Each Fund investing in a Portfolio records its investment at value. Valuation of securities held in the Portfolios is discussed in the Notes to Financial Statements of the Portfolios, which are included elsewhere in this report.

SECURITY TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income is recorded on the accrual basis and includes amortization

                                                                          [LOGO]

--------------------------------------------------------------------------------

 NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

of premiums and accretion of discounts. The premium or discount (other than original issue discount) on the purchase of fixed income investments with a maturity greater than sixty days is not amortized or accreted. Identified cost of investments sold is used to determine realized gains and losses for both financial statement and federal income tax purposes. Transactions of securities held in the Portfolios is discussed in the Notes to Financial Statements of the Portfolios, which are included elsewhere in this report.

DISTRIBUTIONS TO SHAREHOLDERS--Distributions to shareholders of net investment income, if any, are declared and paid quarterly by each Fund. Net capital gains if any, in excess of available capital loss carryovers, are distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by each Fund or Portfolio, timing differences and differing characterizations of distributions made by the Fund.

FEDERAL TAXES--Each Fund intends to qualify each year as a regulated investment company and distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gain and certain other amounts, if any, each Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

EXPENSE ALLOCATION--The Trust accounts separately for the assets and liabilities and operations of each Fund. Expenses that are directly attributable to more than one Fund are allocated among the respective Funds. Expenses that are directly attributable to a class of shares are allocated to that class. Expenses of the Funds investing in the Portfolios include their pro-rata share of expenses from the Portfolios.

ORGANIZATION COSTS--The costs incurred by certain Funds in connection with their organization and registration of shares have been capitalized and are being amortized using the straight-line method over a five-year period beginning on the commencement of the Funds' operations.

REPURCHASE AGREEMENTS--Each Fund may invest in repurchase agreements. The Funds, through their custodian, receive delivery of the underlying collateral, whose market value must always exceed the repurchase price. In the event of default, a Fund may have difficulties with the disposition of the collateral.

SECURITY LOANS--The Funds may receive fees or retain a portion of interest on the investment securities or cash received as collateral for lending securities. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured by collateral whose market value must always exceed the market value of the securities loaned plus accrued interest. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund.

 NOTE 3. ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Refer to the Table at the end of this Note for a detailed listing of service fees and related fee waivers and expense reimbursements.

INVESTMENT ADVISERS--The investment adviser of each Fund and each Portfolio (other than Small Cap Opportunities Fund, International Portfolio and International Equity Portfolio) is Norwest Investment Management, Inc. ("Adviser"), a wholly owned subsidiary of Norwest Bank Minnesota, N.A. ("Norwest"). Norwest is a subsidiary of Wells Fargo & Company. The investment adviser of Small Cap Opportunities Fund and International Portfolio of Core Trust is Schroder Investment Management North America Inc. ("Schroder"). Schroder is a wholly owned U.S. subsidiary of Schroder Incorporated, which is a wholly owned U.S. subsidiary of Schroder PLC. The investment adviser of International Equity Portfolio of Core Trust is Wells Fargo Bank, N.A. ("WFB"). WFB is a wholly owned subsidiary of Wells Fargo & Company. The Adviser, Schroder and WFB each receives an advisory fee from its advised Fund or Portfolio based on an annualized percentage of average daily net assets of the respective Fund or Portfolio.

The Adviser and WFB have retained the services of certain of their affiliates as investment subadvisers (Peregrine Capital Management, Inc., Smith Asset Management Group, L.P. and Wells Capital Management Incorporated ("WCM")), referred to individually as a "Subadviser" and collectively as the "Subadvisers", on selected Portfolios. The fees related to subadvisor services are borne directly by the Adviser and WFB and do not increase the overall fees paid by the Portfolios to the Adviser and WFB.

Each Fund that invests in a Portfolio managed by the Adviser, Schroder or WFB has retained the Adviser, Schroder or WFB as its investment adviser. Similarly, in the event that a Fund withdraws its investment from a Portfolio, advised by Schroder or a Subadviser, the Fund has retained Schroder or that Subadviser as an investment subadviser. Under these "dormant" investment advisory arrangements, none of the Adviser, Schroder, WFB or any Subadviser receives any advisory fees with respect to a Fund as long as the Fund remains completely invested in a Portfolio(s) or any other investment companies. If a Fund invests in more than one Portfolio, Adviser, Schroder or WFB receives an investment advisory fee from each of those Portfolios. In addition, Adviser receives from each Fund that invests in more than one Portfolio a fee, for the "asset allocation services" of determining the Funds' investments in the Portfolios and how much of the Fund's assets to invest in each Portfolio.

MANAGEMENT, ADMINISTRATION AND DISTRIBUTION SERVICES--Forum Financial Services, Inc. ("FFSI") supervises the overall management of the Trust other than investment advisory services. Forum Administrative Services, LLC ("FAdS"), an affiliate of FFSI, is the administrator of the Trust. For their services, FFSI and FAdS each receive a fee with respect to Small Cap Opportunities Fund and International Fund at an annual rate of 0.05% of the Fund's average daily net assets, and, with respect to each other Fund, at an annual rate of 0.025% of the Fund's average daily net assets.

                                                                          [LOGO]

--------------------------------------------------------------------------------

 NOTE 3. ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH
AFFILIATES (CONTINUED)

Norwest receives a fee with respect to Small Cap Opportunities Fund and International Fund at an annual rate of 0.25% of each Fund's average daily net assets. Under this agreement, Norwest is responsible for compiling data and preparing communications between each Fund and its shareholders, maintaining requisite information flows between each Fund and Schroder and monitoring and reporting to the Board on the performance of the applicable Portfolio. FFSI also acts as the distributor of the Shares of each Fund but receives no fees for these services.

TRANSFER AGENT, SHAREHOLDER SERVICING AGENT, DIVIDEND DISBURSING AGENT AND CUSTODIAN--Norwest serves as the Trust's transfer agent and dividend disbursing agent. For these services, Norwest receives a fee at an annual rate of 0.25% of the average daily net assets attributable to each class of each Fund's shares. The Trust has adopted a shareholder servicing plan with respect to the Growth Balanced Fund, Large Company Growth Fund and Diversified Small Cap Fund under which the Trust pays Norwest a shareholder servicing fee at an annual rate of up to 0.25% of the average daily net assets of the shares owned by investors for which the shareholder servicing agent maintained a servicing relationship. Norwest may pay any or all amounts of these payments to various institutions that provide shareholder servicing to their clients. Norwest also serves as the Trust's custodian and may appoint subcustodians for foreign securities and other assets held in foreign countries. For its custody services, Norwest receives a fee at an annual rate of 0.02% for the first $100 million of average net assets of each Fund, declining to 0.01% of the average net assets of each Fund in excess of $200 million. No custody fee is directly payable by a Fund to the extent the Fund is invested in a Portfolio.

DISTRIBUTION PLAN--The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act with respect to the A Shares of Growth Balanced Fund, Large Company Growth Fund and Diversified Small Cap Fund and the B and C Shares of each Fund currently offering B and C Shares. The Plan authorizes the payment to FFSI of a distribution service fee at an annual rate of 0.10% of the average daily net assets attributable to A Shares and 0.75% of the average daily net assets attributable to B and C Shares. The Plan also authorizes payment of a maintenance fee at an annual rate of 0.25% of the average daily net assets attributable to B Shares. No Fund incurred any maintenance fees during the period ended September 30, 1999. The distribution payments are used to compensate FFSI for general distribution expenses of A Shares or primarily to reimburse FFSI for commissions to brokers and interest thereon with respect to B Shares and C Shares. The Plan may, with respect to each share class, be terminated by vote of a majority of the Share class' shareholders or by vote of a majority of the Board of Trustees who do not have any direct or indirect financial interest in the Plan. In the event that the Plan is terminated or not continued, at the discretion of the Board of Trustees, the Fund will continue to pay distribution service fees to FFSI (but only with respect to sales of B Shares and C Shares that occurred prior to the termination or discontinuance of the Plan) until the earlier of (a) four years after the date of termination or discontinuance or (b) such time as there exists no unreimbursed distribution charges attributable to that Fund under the Plan, as calculated pursuant to the Plan. The respective unreimbursed distribution charges at September 30, 1999, were as follows:

                                                                  UNREIMBURSED
                                                              DISTRIBUTION CHARGES
                                                              --------------------
Growth Balanced Fund........................................       $  463,087
Income Equity Fund..........................................        2,905,717
Diversified Equity Fund.....................................        2,545,630
Growth Equity Fund..........................................          412,730
Large Company Growth Fund...................................        8,271,902
Diversified Small Cap Fund..................................           20,420
Small Cap Opportunities Fund................................          193,272
International Fund..........................................           35,152

OTHER SERVICE PROVIDERS--Forum Accounting Services, LLC ("FAcS"), an affiliate of FFSI, provides portfolio accounting services to each Fund.

FEE RATES AND WAIVERS--The following tables provide fee rates for certain services. The tables also contains fee waivers for each service provider. The Adviser, Norwest, FFSI and FAdS have voluntarily waived a portion of their fees so that total expenses would not exceed specific expense limitations established for each Fund. The Adviser, Norwest, FFSI and FAdS may, at their discretion, revise or discontinue the voluntary fee waivers and expense reimbursements at any time.

                                                 FEES/RATES                   FEES WAIVED BY
                                           ----------------------   -----------------------------------    EXPENSES    TOTAL FEES
                                              ASSET                                                       REIMBURSED   WAIVED AND
                                           ALLOCATION/   TRANSFER                 TRANSFER                    BY        EXPENSES
FOR THE FOUR MONTH PERIOD                   ADVISORY      AGENT      ADVISER       AGENT      FFSI/FADS   FFSI/FADS    REIMBURSED
ENDED SEPTEMBER 30, 1999                    --------      -----      -------       -----      ---------   ---------    ----------
Strategic Income Fund....................     0.25%       0.25%     $   29,856   $  109,836   $ 40,857     $     -     $  180,549
Moderate Balanced Fund...................     0.25%       0.25%         48,200      173,910     82,832           -        304,942
Growth Balanced Fund.....................     0.25%       0.25%         82,351      300,326    144,523       2,993        530,193
Aggressive Balanced-Equity Fund..........     0.25%       0.25%          4,741       26,167      6,625           -         37,533
Index Fund...............................        -        0.25%              -      625,791    143,740           -        769,531
Income Equity Fund.......................        -        0.25%              -            -    115,387       3,830        119,217
Diversified Equity Fund..................     0.25%       0.25%        173,968      597,132    345,577       3,451      1,120,128
Growth Equity Fund.......................     0.25%       0.25%         59,981      133,865    112,540       7,984        314,370

                                                                          [LOGO]

--------------------------------------------------------------------------------

 NOTE 3. ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH
AFFILIATES (CONTINUED)

                                                 FEES/RATES                   FEES WAIVED BY
                                           ----------------------   -----------------------------------    EXPENSES    TOTAL FEES
                                              ASSET                                                       REIMBURSED   WAIVED AND
                                           ALLOCATION/   TRANSFER                 TRANSFER                    BY        EXPENSES
FOR THE FOUR MONTH PERIOD                   ADVISORY      AGENT      ADVISER       AGENT      FFSI/FADS   FFSI/FADS    REIMBURSED
ENDED SEPTEMBER 30, 1999 (CONTINUED)        --------      -----      -------       -----      ---------   ---------    ----------
Large Company Growth Fund................        -        0.25%     $        -   $   28,415   $284,396     $     -     $  312,811
Diversified Small Cap Fund...............     0.25%       0.25%         24,502       47,522     10,083       4,674         86,781
Small Cap Opportunities Fund.............     0.60%       0.25%              -           14     34,074       3,566         37,654
Small Company Growth Fund................        -        0.25%              -            -     22,402           -         22,402
International Fund.......................     0.25%       0.25%              -            -     10,811       2,914         13,725

                                                 FEES/RATES                   FEES WAIVED BY
                                           ----------------------   -----------------------------------    EXPENSES    TOTAL FEES
                                              ASSET                                                       REIMBURSED   WAIVED AND
                                           ALLOCATION/   TRANSFER                 TRANSFER                    BY        EXPENSES
FOR THE YEAR ENDED                          ADVISORY      AGENT      ADVISER       AGENT      FFSI/FADS   FFSI/FADS    REIMBURSED
MAY 31, 1999                                --------      -----      -------       -----      ---------   ---------    ----------
Strategic Income Fund....................     0.25%       0.25%     $  357,651   $   19,563   $113,093     $     -     $  490,307
Moderate Balanced Fund...................     0.25%       0.25%        538,523       39,112    224,770           -        802,405
Growth Balanced Fund.....................     0.25%       0.25%        823,243       47,834    315,767      15,736      1,202,580
Aggressive Balanced-Equity Fund..........     0.25%       0.25%         41,549        7,088      4,221           -         52,858
Index Fund...............................        -        0.25%              -    1,918,232    402,956           -      2,321,188
Income Equity Fund.......................        -        0.25%              -      106,872    402,542      32,202        541,616
Diversified Equity Fund..................     0.25%       0.25%      1,122,346      457,800    823,786      59,379      2,463,311
Growth Equity Fund.......................     0.25%       0.25%              -      434,271    380,736      24,107        839,114
Large Company Growth Fund................        -        0.25%              -      311,038    280,450           -        591,488
Diversified Small Cap Fund...............     0.25%       0.25%         87,077       51,167      7,667       8,568        154,479
Small Cap Opportunities Fund.............        -        0.25%              -      157,453     98,591      11,478        267,522
Small Company Growth Fund................        -        0.25%              -       34,773    241,848         217        276,838
International Fund.......................     0.25%       0.25%              -            -     10,361       6,670         17,031

 NOTE 4. SECURITIES TRANSACTIONS

The following table presents the federal tax cost basis of investments, related gross unrealized appreciation and depreciation for federal income tax purposes, and the capital loss carryovers (which expire in various years through 2007) available to offset future capital gains, as of September 30, 1999:

                                                                        UNREALIZED                                      CAPITAL
                                                        ------------------------------------------        TAX            LOSS
                                                        APPRECIATION  (DEPRECIATION)      NET          COST BASIS     CARRYOVERS
                                                        ------------  --------------      ---          ----------     ----------
Strategic Income Fund.................................  $ 20,414,369   $           -  $ 20,414,369   $  246,677,918   $         -
Moderate Balanced Fund................................    94,624,212               -    94,624,212      453,106,839             -
Growth Balanced Fund..................................   197,680,563               -   197,680,563      728,740,007             -
Aggressive Balanced Equity Fund.......................       759,819               -       759,819       64,009,807             -
Index Fund............................................   393,852,391               -   393,852,391      424,098,418             -
Income Equity Fund....................................   418,507,672               -   418,507,672    1,281,107,690             -
Diversified Equity Fund...............................   702,718,352               -   702,718,352    1,386,050,332             -
Growth Equity Fund....................................   289,120,192               -   289,120,192      391,284,241             -
Large Company Growth Fund.............................   166,439,171               -   166,439,171    1,023,857,676             -
Diversified Small Cap Fund............................     1,153,346               -     1,153,346       67,933,148     1,799,488
Small Cap Opportunities Fund..........................    20,179,936    (20,089,843)        90,093      211,172,030    19,033,555
Small Company Growth Fund.............................     6,545,577               -     6,545,577      509,147,632    26,187,245
International Fund....................................    28,935,928               -    28,935,928      250,457,017             -

                                                                          [LOGO]

--------------------------------------------------------------------------------

 NOTE 4. SECURITIES TRANSACTIONS (CONTINUED)

The following table presents the cost of purchases and proceeds from sales (including maturities) of securities (excluding short-term investments) during the four months ended September 30, 1999, and the year ended May 31, 1999:

                                                                    FOUR MONTH PERIOD                FOR THE YEAR
                                                                ENDED SEPTEMBER 30, 1999          ENDED MAY 31, 1999
                                                              -----------------------------  -----------------------------
                                                                 COST OF        PROCEEDS        COST OF        PROCEEDS
                                                              PURCHASES (A)  FROM SALES (A)  PURCHASES (A)  FROM SALES (A)
                                                              -------------  --------------  -------------  --------------
Strategic Income Fund.......................................  $  59,209,735   $  28,248,786  $ 159,487,349   $ 111,839,551
Moderate Balanced Fund......................................    111,997,483      58,433,205    323,730,886     228,505,564
Growth Balanced Fund........................................    166,255,168      98,735,393    453,366,697     356,021,013
Aggressive Balanced-Equity Fund.............................     11,432,648       7,509,057     15,345,323      12,017,313
Index Fund..................................................     98,280,760      92,474,981    131,598,173      34,855,109
Income Equity Fund..........................................    166,615,435      79,742,594    146,220,652      47,397,260
Diversified Equity Fund.....................................    364,337,718     277,920,397    748,253,507     596,386,592
Growth Equity Fund..........................................    180,264,981     149,385,367    780,664,312     686,498,915
Large Company Growth Fund...................................    192,399,130      62,183,056    341,159,833     205,116,029
Diversified Small Cap Fund..................................     28,441,420      26,983,874     74,802,571      68,815,624
Small Cap Opportunities Fund................................     81,070,923      91,331,551    269,896,303     294,253,623
Small Company Growth Fund...................................    287,726,733     328,601,066    829,545,311     890,307,389
International Fund..........................................     67,686,859      58,715,794    229,065,907     283,041,046

(a) Except for Small Cap Opportunities Fund, the Funds do not hold investment securities directly. The Funds seek to achieve their investment objective by investing all their investable assets in one or more Portfolios. Purchases and sales for the Funds normally would be based on the purchases and sales of a Fund's investment in a Portfolio rather than the underlying securities in that Portfolio. Since the Fund has an indirect interest in the securities held in the Portfolio, the purchases and sales disclosed are calculated by aggregating the results of multiplying the Fund's ownership percentage of the respective Portfolio by the corresponding Portfolio's purchases and sales.

 NOTE 5. COMMON TRUST FUND CONVERSIONS AND FUND MERGER

On September 12, 1997, Small Company Growth Fund and Income Equity Fund acquired all the investment net assets of Peregrine Aggressive Stock Fund and Norwest Common Trust ("CTF") Income Stock Fund, respectively. The net assets and unrealized gain associated with the acquired fund immediately prior to acquisition, and the shares issued as a result of the acquisition, were as follows:

                                                                   PRIOR TO ACQUISITION
                                                              -------------------------------     SHARES
                                                               NET ASSETS    UNREALIZED GAINS     ISSUED
                                                               ----------    ----------------     ------
Peregrine Aggressive Stock Fund.............................  $140,478,982     $ 40,180,323      3,765,183
CTF Income Stock Fund.......................................   477,132,068      190,138,062     13,451,708

The net assets of Small Company Growth Fund and Income Equity Fund immediately after the acquisition were $729,062,354 and $1,067,643,271, respectively.

On October 10, 1998, Income Equity Fund and International Fund acquired all the net assets of Fort Worth Stock Fund, VB&T Income Equity Fund and Founders Trust International Fund, respectively. The net assets and unrealized gain associated with the acquired fund immediately prior to acquisition were $30,845,547, $8,432,265, $1,767,537 and ($43,988), respectively. The shares issued as a result of the acquisition for Income Equity Fund and International Fund were 833,816 and 91,630, respectively. The net assets of Income Equity Fund and International Fund immediately after the acquisition were $1,314,016,504 and $234,522,476, respectively.

Pursuant to an Agreement and Plan of Consolidation, shareholders of the Growth Stock Fund of MasterWorks Funds Inc. voted on November 24, 1998, to merge the net asets of the MasterWorks Growth Stock Fund into Norwest Advantage Large Company Growth Fund. On December 11, 1998, Large Company Growth Fund acquired all the net assets of Masterworks Growth Stock Fund. The net assets, unrealized gain and shares associated with the acquired fund immediately prior to acquisition were $169,603,833, $2,637,408 and 3,418,054, respectively. The net assets of Large Company Growth Fund immediately after the acquisition were $545,142,430.

                                                                          [LOGO]

 NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

--------------------------------------------------------------------------------

 NOTE 6. FUND REORGANIZATIONS

On March 25, 1999, the Board of Trustees of Norwest Advantage Funds approved the reorganization of each Norwest Advantage Fund into a new portfolio of Wells Fargo Funds Trust. The reorganizations are part of a plan to consolidate the Stagecoach and Norwest Advantage fund families following last November's merger of Wells Fargo & Company and Norwest Corporation. Norwest Advantage Funds presented, and the shareholders approved, each proposed fund reorganization at a special shareholders' meeting held in August 1999.

On November 5, 1999, each Norwest Advantage Fund reorganized into a corresponding Wells Fargo Funds Trust portfolio that has substantially similar investment objectives and investment policies. In general, the Wells Fargo Funds Trust portfolios did not combine with other funds of the Stagecoach or Norwest Advantage fund families.

                                                                          [LOGO]

 SCHEDULES OF INVESTMENTS                                     SEPTEMBER 30, 1999

--------------------------------------------------------------------------------

     FACE/SHARE                         SECURITY
       AMOUNT                         DESCRIPTION                     VALUE

--------------------------------------------------------------------------------
                            STRATEGIC INCOME FUND(a)
--------------------------------------------------------------------------------
             N/A        Stable Income Portfolio of Core Trust
                          (Delaware) (24.9%)                      $   66,607,502
             N/A        Managed Fixed Income Portfolio of Core
                          Trust (Delaware) (27.7%)                    73,998,168
             N/A        Positive Return Bond Portfolio of Core
                          Trust (Delaware) (18.5%)                    49,360,979
             N/A        Strategic Value Bond Portfolio of Core
                          Trust (Delaware) (9.3%)                     24,711,661
             N/A        Index Portfolio of Core Trust (Delaware)
                          (4.9%)                                      13,043,193
             N/A        Income Equity Portfolio of Core Trust
                          (Delaware) (4.9%)                           13,062,644
             N/A        Disciplined Growth Portfolio of Core
                          Trust (Delaware) (1.0%)                      2,622,169
             N/A        Large Company Growth Portfolio of Core
                          Trust (Delaware) (3.9%)                     10,445,596
             N/A        Small Cap Index Portfolio of Core Trust
                          (Delaware) (0.5%)                            1,327,882
             N/A        Small Cap Value Portfolio of Core Trust
                          (Delaware) (0.5%)                            1,342,220
             N/A        Small Company Value Portfolio of Core
                          Trust (Delaware) (0.5%)                      1,312,706
             N/A        Small Company Growth Portfolio of Core
                          Trust (Delaware) (0.5%)                      1,316,578
             N/A        International Portfolio of Core Trust
                          (Delaware) (2.1%)                            5,747,732
             N/A        International Equity Portfolio of Core
                          Trust (Delaware) (0.8%)                      2,193,257
                                                                  --------------

TOTAL INVESTMENTS (100.0%) (COST $246,677,918)                    $  267,092,287
                                                                  ==============
--------------------------------------------------------------------------------
                           MODERATE BALANCED FUND(a)
--------------------------------------------------------------------------------
             N/A        Stable Income Portfolio of Core Trust
                          (Delaware) (14.9%)                      $   81,806,201
             N/A        Managed Fixed Income Portfolio of Core
                          Trust (Delaware) (22.8%)                   124,893,208
             N/A        Positive Return Bond Portfolio of Core
                          Trust (Delaware) (15.2%)                    83,208,421
             N/A        Strategic Value Bond Portfolio of Core
                          Trust (Delaware) (7.6%)                     41,697,735
             N/A        Index Portfolio of Core Trust (Delaware)
                          (9.8%)                                      53,819,060
             N/A        Income Equity Portfolio of Core Trust
                          (Delaware) (9.8%)                           53,686,325
             N/A        Disciplined Growth Portfolio of Core
                          Trust (Delaware) (2.0%)                     10,818,782
             N/A        Large Company Growth Portfolio of Core
                          Trust (Delaware) (7.9%)                     43,063,107
             N/A        Small Cap Index Portfolio of Core Trust
                          (Delaware) (1.0%)                            5,481,946
             N/A        Small Cap Value Portfolio of Core Trust
                          (Delaware) (1.0%)                            5,530,328
             N/A        Small Company Value Portfolio of Core
                          Trust (Delaware) (1.0%)                      5,384,142

--------------------------------------------------------------------------------
     FACE/SHARE                         SECURITY
       AMOUNT                         DESCRIPTION                     VALUE
                     MODERATE BALANCED FUND(a) (continued)
--------------------------------------------------------------------------------
             N/A        Small Company Growth Portfolio of Core
                          Trust (Delaware) (1.0%)                 $    5,404,586
             N/A        International Portfolio of Core Trust
                          (Delaware) (4.5%)                           24,591,119
             N/A        International Equity Portfolio of Core
                          Trust (Delaware) (1.5%)                      8,346,091
                                                                  --------------

TOTAL INVESTMENTS (100.0%) (COST $453,106,839)                    $  547,731,051
                                                                  ==============
--------------------------------------------------------------------------------
                            GROWTH BALANCED FUND(a)
--------------------------------------------------------------------------------
             N/A        Managed Fixed Income Portfolio of Core
                          Trust (Delaware) (16.5%)                $  152,505,369
             N/A        Positive Return Bond Portfolio of Core
                          Trust (Delaware) (10.9%)                   101,479,233
             N/A        Strategic Value Bond Portfolio of Core
                          Trust (Delaware) (5.5%)                     50,986,906
             N/A        Index Portfolio of Core Trust (Delaware)
                          (16.7%)                                    154,318,100
             N/A        Income Equity Portfolio of Core Trust
                          (Delaware) (16.6%)                         154,308,353
             N/A        Disciplined Growth Portfolio of Core
                          Trust (Delaware) (3.4%)                     31,126,171
             N/A        Large Company Growth Portfolio of Core
                          Trust (Delaware) (13.3%)                   123,102,305
             N/A        Small Cap Index Portfolio of Core Trust
                          (Delaware) (1.7%)                           15,834,843
             N/A        Small Cap Value Portfolio of Core Trust
                          (Delaware) (1.7%)                           16,078,960
             N/A        Small Company Value Portfolio of Core
                          Trust (Delaware) (1.7%)                     15,510,731
             N/A        Small Company Growth Portfolio of Core
                          Trust (Delaware) (1.7%)                     15,542,216
             N/A        International Portfolio of Core Trust
                          (Delaware) (8.0%)                           74,165,447
             N/A        International Equity Portfolio of Core
                          Trust (Delaware) (2.3%)                     21,461,936
                                                                  --------------

TOTAL INVESTMENTS (100.0%) (COST $728,740,007)                    $  926,420,570
                                                                  ==============
--------------------------------------------------------------------------------
                      AGGRESSIVE BALANCED - EQUITY FUND(a)
--------------------------------------------------------------------------------
             N/A        Managed Fixed Income Portfolio of Core
                          Trust (Delaware) (10.2%)                $    6,616,433
             N/A        Positive Return Bond Portfolio of Core
                          Trust (Delaware) (6.8%)                      4,416,397
             N/A        Strategic Value Bond Portfolio of Core
                          Trust (Delaware) (3.4%)                      2,205,111
             N/A        Index Portfolio of Core Trust (Delaware)
                          (19.9%)                                     12,857,011
             N/A        Income Equity Portfolio of Core Trust
                          (Delaware) (19.8%)                          12,845,415
             N/A        Disciplined Growth Portfolio of Core
                          Trust (Delaware) (4.0%)                      2,580,996
             N/A        Large Company Growth Portfolio of Core
                          Trust (Delaware) (15.8%)                    10,237,551

                                                                          [LOGO]
See Notes to Schedules of Investments and Notes to Financial Statements.

 SCHEDULES OF INVESTMENTS  (CONTINUED)                        SEPTEMBER 30, 1999

--------------------------------------------------------------------------------

     FACE/SHARE                         SECURITY
       AMOUNT                         DESCRIPTION                     VALUE
--------------------------------------------------------------------------------
                AGGRESSIVE BALANCED - EQUITY FUND(a) (continued)
--------------------------------------------------------------------------------
             N/A        Small Cap Index Portfolio of Core Trust
                          (Delaware) (2.0%)                       $    1,311,222
             N/A        Small Cap Value Portfolio of Core Trust
                          (Delaware) (2.0%)                            1,322,009
             N/A        Small Company Value Portfolio of Core
                          Trust (Delaware) (2.0%)                      1,287,197
             N/A        Small Company Growth Portfolio of Core
                          Trust (Delaware) (2.0%)                      1,288,748
             N/A        International Portfolio of Core Trust
                          (Delaware) (9.2%)                            5,947,919
             N/A        International Equity Portfolio of Core
                          Trust (Delaware) (2.9%)                      1,853,617
                                                                  --------------

TOTAL INVESTMENTS (100.0%) (COST $64,009,807)                     $   64,769,626
                                                                  ==============
--------------------------------------------------------------------------------
                                 INDEX FUND(a)
--------------------------------------------------------------------------------
             N/A        Index Portfolio of Core Trust (Delaware)
                          (100.0%)                                $  817,950,809
                                                                  --------------

TOTAL INVESTMENTS (100.0%) (COST $424,098,418)                    $  817,950,809
                                                                  ==============
--------------------------------------------------------------------------------
                             INCOME EQUITY FUND(a)
--------------------------------------------------------------------------------
             N/A        Income Equity Portfolio of Core Trust
                          (Delaware) (100.0%)                     $1,699,615,362
                                                                  --------------

TOTAL INVESTMENTS (100.0%) (COST $1,281,107,690)                  $1,699,615,362
                                                                  ==============
--------------------------------------------------------------------------------
                           DIVERSIFIED EQUITY FUND(a)
--------------------------------------------------------------------------------
             N/A        Index Portfolio of Core Trust (Delaware)
                          (24.9%)                                 $  520,432,593
             N/A        Income Equity Portfolio of Core Trust
                          (Delaware) (24.6%)                         514,977,433
             N/A        Disciplined Growth Portfolio of Core
                          Trust (Delaware) (5.0%)                    104,269,697
             N/A        Large Company Growth Portfolio of Core
                          Trust (Delaware) (19.9%)                   415,478,750
             N/A        Small Cap Index Portfolio of Core Trust
                          (Delaware) (2.5%)                           53,208,928
             N/A        Small Cap Value Portfolio of Core Trust
                          (Delaware) (2.6%)                           53,768,353
             N/A        Small Company Value Portfolio of Core
                          Trust (Delaware) (2.5%)                     52,189,236
             N/A        Small Company Growth Portfolio of Core
                          Trust (Delaware) (2.5%)                     51,978,590
             N/A        International Portfolio of Core Trust
                          (Delaware) (12.1%)                         251,701,787
             N/A        International Equity Portfolio of Core
                          Trust (Delaware) (3.4%)                     70,763,317
                                                                  --------------

TOTAL INVESTMENTS (100.0%) (COST $1,386,050,332)                  $2,088,768,684
                                                                  ==============

--------------------------------------------------------------------------------
     FACE/SHARE                         SECURITY
       AMOUNT                         DESCRIPTION                     VALUE
                             GROWTH EQUITY FUND(a)
--------------------------------------------------------------------------------
             N/A        Large Company Growth Portfolio of Core
                          Trust (Delaware) (34.9%)                $  236,994,293
             N/A        Small Cap Index Portfolio of Core Trust
                          (Delaware) (8.8%)                           59,879,493
             N/A        Small Cap Value Portfolio of Core Trust
                          (Delaware) (8.8%)                           60,084,116
             N/A        Small Company Value Portfolio of Core
                          Trust (Delaware) (8.7%)                     59,372,283
             N/A        Small Company Growth Portfolio of Core
                          Trust (Delaware) (8.7%)                     59,210,141
             N/A        International Portfolio of Core Trust
                          (Delaware) (23.3%)                         158,937,365
             N/A        International Equity Portfolio of Core
                          Trust (Delaware) (6.8%)                     45,926,742
                                                                  --------------

TOTAL INVESTMENTS (100.0%) (COST $391,284,241)                    $  680,404,433
                                                                  ==============
--------------------------------------------------------------------------------
                          LARGE COMPANY GROWTH FUND(a)
--------------------------------------------------------------------------------
             N/A        Large Company Growth Portfolio of Core
                          Trust (Delaware) (100.0%)               $1,190,296,847
                                                                  --------------

TOTAL INVESTMENTS (100.0%) (COST $1,023,857,676)                  $1,190,296,847
                                                                  ==============
--------------------------------------------------------------------------------
                         DIVERSIFIED SMALL CAP FUND(a)
--------------------------------------------------------------------------------
             N/A        Small Cap Index Portfolio of Core Trust
                          (Delaware) (25.1%)                      $   17,342,559
             N/A        Small Cap Value Portfolio of Core Trust
                          (Delaware) (25.3%)                          17,496,955
             N/A        Small Company Value Portfolio of Core
                          Trust (Delaware) (24.8%)                    17,104,276
             N/A        Small Company Growth Portfolio of Core
                          Trust (Delaware) (24.8%)                    17,142,704
                                                                  --------------

TOTAL INVESTMENTS (100.0%) (COST $67,933,148)                     $   69,086,494
                                                                  ==============
--------------------------------------------------------------------------------
                          SMALL CAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------
COMMON STOCK (91.2%)
APPAREL & OTHER FINISHED PRODUCTS MADE FROM
FABRICS & SIMILAR MATERIALS (1.3%)
         121,210        WestPoint Stevens, Inc.                   $    2,863,586
                                                                  --------------
AUTOMOTIVE REPAIR, SERVICES & PARKING (0.2%)
          12,900        Central Parking Corp.                            377,325
                                                                  --------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
OPERATIVE BUILDERS (0.9%)
         166,044        Fairfield Communities, Inc.*                   1,816,106
                                                                  --------------
BUSINESS SERVICES (10.9%)
          24,671        Duff & Phelps Credit Rating Co.                1,972,138
           1,300        Luminant Worldwide Corp.*                         39,975
         176,046        Mail-Well, Inc.*                               2,442,638
             600        NetZero, Inc.*                                    15,600

                                                                          [LOGO]
See Notes to Schedules of Investments and Notes to Financial Statements.

 SCHEDULES OF INVESTMENTS  (CONTINUED)                        SEPTEMBER 30, 1999

--------------------------------------------------------------------------------

     FACE/SHARE                         SECURITY
       AMOUNT                         DESCRIPTION                     VALUE
--------------------------------------------------------------------------------
                    SMALL CAP OPPORTUNITIES FUND (continued)
--------------------------------------------------------------------------------

BUSINESS SERVICES (continued)

     FACE/SHARE                         SECURITY
       AMOUNT                         DESCRIPTION                     VALUE
         123,273        NOVA Corp.*                               $    3,081,825
          33,466        Penton Media, Inc.                               543,823
         101,974        Remedy Corp.*                                  2,893,512
          67,660        RemedyTemp, Inc.*                                972,613
         140,608        Rent-A-Center, Inc.*                           2,618,824
         131,944        Rent-Way, Inc.*                                2,506,936
          61,000        Symantec Corp.*                                2,194,097
             400        TiVo Inc.*                                        11,975
          64,367        True North Communications, Inc.                2,341,350
          33,502        Young & Rubicam, Inc.                          1,474,088
                                                                  --------------
                                                                      23,109,394
                                                                  --------------
CHEMICALS & ALLIED PRODUCTS (3.7%)
          39,144        Cambrex Corp.                                  1,034,870
          55,091        Chattem, Inc.*                                 1,215,445
          25,524        Ferro Corp.                                      543,980
          86,700        Helen of Troy Ltd.*                              834,488
          55,200        Jones Pharma, Inc.                             1,819,878
          80,900        Medicis Pharmaceutical Corp.*                  2,305,650
                                                                  --------------
                                                                       7,754,311
                                                                  --------------
COMMUNICATIONS (1.6%)
          10,600        Acme Communications, Inc.*                       328,600
          19,310        Cox Radio, Inc.*                               1,148,945
          17,000        CT Communications, Inc.                          839,375
           5,135        Entercom Communications Corp.*                   184,860
          37,900        Salem Communications*                            966,450
                                                                  --------------
                                                                       3,468,230
                                                                  --------------
CONSTRUCTION-SPECIAL TRADE CONTRACTORS (1.0%)
         173,606        Group Maintenance America Corp.*               2,170,075
                                                                  --------------
DEPOSITORY INSTITUTIONS (3.2%)
          58,863        Bank United Corp.                              1,905,690
         104,600        Capitol Federal Financial                      1,042,737
         113,821        Colonial BancGroup, Inc.                       1,273,372
         103,702        Cullen/Frost Bankers, Inc.                     2,592,550
                                                                  --------------
                                                                       6,814,349
                                                                  --------------
EATING & DRINKING PLACES (5.1%)
          82,861        CEC Entertainment, Inc.*                       2,972,637
         148,657        Foodmaker, Inc.*                               3,707,134
          66,838        Papa John's International, Inc.*               2,757,068
          67,145        Ruby Tuesday, Inc.                             1,309,328
                                                                  --------------
                                                                      10,746,167
                                                                  --------------
ELECTRIC, GAS & SANITARY SERVICES (8.6%)
          80,320        B.J. Services Co.*                             2,555,180
          46,614        Cooper Cameron Corp.*                          1,759,678
         407,493        El Paso Electric Co.*                          3,667,437
         119,400        K N Energy, Inc.*                              2,679,038
          85,696        Montana Power Co.                              2,608,372
         241,530        Safety-Kleen Corp.*                            2,913,456
          63,386        Weatherfold International, Inc.*               2,028,352
                                                                  --------------
                                                                      18,211,513
                                                                  --------------

--------------------------------------------------------------------------------
     FACE/SHARE                         SECURITY
       AMOUNT                         DESCRIPTION                     VALUE
                    SMALL CAP OPPORTUNITIES FUND (continued)
--------------------------------------------------------------------------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
COMPONENTS, EXCEPT COMPUTER EQUIPMENT (12.4%)
          91,300        Actel Corp.*                              $    1,734,700
          60,400        Amphenol Corp.*                                2,993,575
          44,865        ANTEC Corp.*                                   2,383,453
          28,300        Benchmark Electronics, Inc.*                     999,344
          39,804        CTS Corp.                                      2,288,730
          34,275        Dallas Semiconductor Corp.                     1,831,570
          39,900        DII Group, Inc.*                               1,403,981
          56,500        Integrated Device Technology, Inc.*            1,045,250
          53,500        L-3 Communications Holdings, Inc.*             2,019,625
          60,800        Lennox International, Inc.                       942,400
          70,200        Plexus Corp.*                                  2,149,875
          57,400        Power-One, Inc.*                               1,463,700
          97,328        SLI, Inc.*                                     2,074,303
          35,700        Tekelec*                                         493,106
         101,800        UCAR International, Inc.*                      2,322,313
                                                                  --------------
                                                                      26,145,925
                                                                  --------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT &
RELATED SERVICES (3.3%)
          87,983        ACNielson Corp.*                               1,996,114
          66,000        Core Laboratories N.V.*                        1,241,625
          92,257        EG&G, Inc.                                     3,672,982
                                                                  --------------
                                                                       6,910,721
                                                                  --------------
FOOD & KINDRED PRODUCTS (2.2%)
          54,920        American Italian Pasta Co.*                    1,572,085
         104,685        Aurora Foods, Inc.*                            1,674,960
          81,600        International Home Foods, Inc.*                1,428,000
                                                                  --------------
                                                                       4,675,045
                                                                  --------------
GENERAL MERCHANDISE STORES (4.0%)
          97,110        Ames Department Stores, Inc.*                  3,095,382
          93,306        Family Dollar Stores, Inc.                     1,971,089
         119,595        Shopko Stores, Inc.*                           3,468,255
                                                                  --------------
                                                                       8,534,726
                                                                  --------------
HEALTH SERVICES (6.1%)
         103,076        AmeriSource Health Corp.*                      2,441,612
         111,712        Haemonetics Corp.*                             2,199,330
          59,809        Invacare Corp.                                 1,170,014
          84,800        Lincare Holdings, Inc.*                        2,260,454
          92,200        ProVantage Health Services, Inc.*                950,813
         108,634        Province Healthcare Co.*                       1,249,291
          98,807        Quest Diagnostics, Inc.*                       2,568,982
                                                                  --------------
                                                                      12,840,496
                                                                  --------------
HOLDING & OTHER INVESTMENT OFFICES (2.1%)
          85,080        Affiliated Managers Group, Inc.*               2,318,430
          91,374        Manufactured Home Communities, Inc.            2,135,867
                                                                  --------------
                                                                       4,454,297
                                                                  --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (3.2%)
          29,400        Astec Industries, Inc.*                          709,275
           1,300        Foundry Networks, Inc.*                          163,800
          97,822        Hussmann International, Inc.                   1,662,974

                                                                          [LOGO]
See Notes to Schedules of Investments and Notes to Financial Statements.

 SCHEDULES OF INVESTMENTS  (CONTINUED)                        SEPTEMBER 30, 1999

--------------------------------------------------------------------------------

     FACE/SHARE                         SECURITY
       AMOUNT                         DESCRIPTION                     VALUE
--------------------------------------------------------------------------------
                    SMALL CAP OPPORTUNITIES FUND (continued)
--------------------------------------------------------------------------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)

     FACE/SHARE                         SECURITY
       AMOUNT                         DESCRIPTION                     VALUE
          35,923        Symbol Technologies, Inc.                 $    1,207,911
          67,821        Zebra Technologies Corp.*                      3,083,739
                                                                  --------------
                                                                       6,827,699
                                                                  --------------
INSURANCE CARRIERS (1.0%)
          95,222        AmerUs Life Holdings, Inc.                     2,017,516
                                                                  --------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS;
PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (1.0%)
           9,000        Bard (C.R.), Inc.                                423,563
          65,600        CONMED Corp.*                                  1,607,200
                                                                  --------------
                                                                       2,030,763
                                                                  --------------
MOTION PICTURES (0.9%)
         125,692        Hollywood Entertainment Corp.*                 1,885,380
                                                                  --------------
NONDEPOSITORY CREDIT INSTITUTIONS (1.5%)
         142,182        Heller Financial, Inc.                         3,199,095
                                                                  --------------
OIL & GAS EXTRACTION (1.0%)
          69,231        Hanover Compressor Co.*                        2,202,411
                                                                  --------------
PAPER & ALLIED PRODUCTS (0.7%)
         152,497        Ivex Packaging Corp.*                          1,524,970
                                                                  --------------
PERSONAL SERVICES (1.3%)
         138,385        Regis Corp.                                    2,663,911
                                                                  --------------
PETROLEUM REFINING & RELATED INDUSTRIES (0.6%)
          52,018        Elcor Corp.                                    1,300,450
                                                                  --------------
PRIMARY METAL INDUSTRIES (1.6%)
         114,272        Mueller Industries, Inc.*                      3,392,450
                                                                  --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES (1.3%)
          60,846        Valassis Communications, Inc.*                 2,673,421
                                                                  --------------
REAL ESTATE (2.0%)
         163,875        Catellus Development Corp.*                    1,925,531
          88,142        Pinnacle Holdings, Inc.*                       2,302,710
                                                                  --------------
                                                                       4,228,241
                                                                  --------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS (0.3%)
          20,283        Spartech Corp.                                   594,545
                                                                  --------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS (0.9%)
         238,961        Dal-Tile International, Inc.*                  1,896,753
                                                                  --------------

--------------------------------------------------------------------------------
     FACE/SHARE                         SECURITY
       AMOUNT                         DESCRIPTION                     VALUE
                    SMALL CAP OPPORTUNITIES FUND (continued)
--------------------------------------------------------------------------------
TRANSPORTATION BY AIR (1.6%)
         112,530        Mesaba Holdings, Inc.*                    $    1,322,228
          93,435        SkyWest, Inc.                                  2,049,730
                                                                  --------------
                                                                       3,371,958
                                                                  --------------
TRANSPORTATION EQUIPMENT (2.2%)
          39,100        AAR Corp.                                        703,800
          44,515        SPX Corp.*                                     4,039,736
                                                                  --------------
                                                                       4,743,536
                                                                  --------------
WHOLESALE TRADE-DURABLE GOODS (1.7%)
         202,700        Heilig-Meyers Co.                                962,825
          97,661        Sybron International Corp.*                    2,624,639
                                                                  --------------
                                                                       3,587,464
                                                                  --------------
WHOLESALE TRADE-NONDURABLE GOODS (1.8%)
          76,023        Henry Schein, Inc.*                            1,083,328
         155,965        School Specialty, Inc.*                        2,631,909
                                                                  --------------
                                                                       3,715,237
                                                                  --------------

TOTAL COMMON STOCK (COST $184,385,285)                               192,748,066
                                                                  --------------
REPURCHASE AGREEMENTS (8.8%)
      18,514,057        Deutsche Bank, 5.48%, 10/1/99
                          (cost $18,514,057)**                        18,514,057
                                                                  --------------

TOTAL INVESTMENTS (100.0%) (COST $202,899,342)                    $  211,262,123
                                                                  ==============
--------------------------------------------------------------------------------
                          SMALL COMPANY GROWTH FUND(a)
--------------------------------------------------------------------------------
             N/A        Small Company Growth Portfolio of Core
                          Trust (Delaware) (100.0%)               $  515,693,209
                                                                  --------------

TOTAL INVESTMENTS (100.0%) (COST $509,147,632)                    $  515,693,209
                                                                  ==============
--------------------------------------------------------------------------------
                             INTERNATIONAL FUND(a)
--------------------------------------------------------------------------------
             N/A        International Portfolio of Core Trust
                          (Delaware) (100.0%)                     $  279,392,945
                                                                  --------------

TOTAL INVESTMENTS (100.0%) (COST $250,457,017)                    $  279,392,945
                                                                  ==============

                                                                          [LOGO]
See Notes to Schedules of Investments and Notes to Financial Statements.

 NOTES TO SCHEDULES OF INVESTMENTS

--------------------------------------------------------------------------------

*  Non-income producing security.

** The Portfolios have invested in a joint repurchase agreement. The following represents the collateral on the Deutsche Bank joint repurchase agreement:
   U.S. Government Agency Securities, 5.00% - 9.00%, 5/15/16 - 12/15/28; with a total market value of $507,053,673.

(a) The following percentages represent each Fund's percent ownership of its respective Portfolios as of September 30, 1999:

                                                                                       AGGRESSIVE
                                                STRATEGIC     MODERATE      GROWTH      BALANCED-                    INCOME
                                                 INCOME       BALANCED     BALANCED      EQUITY        INDEX         EQUITY
                                                  FUND          FUND         FUND         FUND         FUND           FUND
                                                  ----          ----         ----         ----         ----           ----
Stable Income Portfolio......................    19.41%        23.84%          N/A          N/A          N/A            N/A
Managed Fixed Income Portfolio...............    16.45%        27.77%       33.91%        1.47%          N/A            N/A
Positive Return Bond Portfolio...............    16.48%        27.77%       33.87%        1.47%          N/A            N/A
Strategic Value Bond Portfolio...............    10.04%        16.93%       20.71%        0.90%          N/A            N/A
Index Portfolio..............................     0.82%         3.40%        9.75%        0.81%       51.65%            N/A
Income Equity Portfolio......................     0.53%         2.19%        6.29%        0.52%          N/A         69.24%
Disciplined Growth Portfolio.................     1.30%         5.37%       15.45%        1.28%          N/A            N/A
Large Company Growth Portfolio...............     0.51%         2.11%        6.04%        0.50%          N/A            N/A
Small Cap Index Portfolio....................     0.86%         3.55%       10.26%        0.85%          N/A            N/A
Small Cap Value Portfolio....................     0.78%         3.20%        9.29%        0.76%          N/A            N/A
Small Company Value Portfolio................     0.86%         3.54%       10.19%        0.85%          N/A            N/A
Small Company Growth Portfolio...............     0.20%         0.81%        2.33%        0.19%          N/A            N/A
International Portfolio......................     0.71%         3.06%        9.23%        0.74%          N/A            N/A
International Equity Portfolio...............     1.46%         5.54%       14.26%        1.23%          N/A            N/A

                                                                          LARGE     DIVERSIFIED    SMALL
                                               DIVERSIFIED    GROWTH     COMPANY       SMALL      COMPANY
                                                 EQUITY       EQUITY     GROWTH         CAP       GROWTH    INTERNATIONAL
                                                  FUND         FUND       FUND         FUND        FUND         FUND
                                                  ----         ----       ----         ----        ----         ----
Index Portfolio..............................    32.86%          N/A        N/A          N/A         N/A          N/A
Income Equity Portfolio......................    20.98%          N/A        N/A          N/A         N/A          N/A
Disciplined Growth Portfolio.................    51.77%          N/A        N/A          N/A         N/A          N/A
Large Company Growth Portfolio...............    20.38%       11.63%     58.39%          N/A         N/A          N/A
Small Cap Index Portfolio....................    34.46%       38.79%        N/A       11.23%         N/A          N/A
Small Cap Value Portfolio....................    31.08%       34.73%        N/A       10.11%         N/A          N/A
Small Company Value Portfolio................    34.30%       39.02%        N/A       11.24%         N/A          N/A
Small Company Growth Portfolio...............     7.79%        8.87%        N/A        2.57%      77.25%          N/A
International Portfolio......................    31.31%       19.77%        N/A          N/A         N/A       34.75%
International Equity Portfolio...............    47.00%       30.51%        N/A          N/A         N/A          N/A

                                                                          [LOGO]

                 (This page has been left blank intentionally.)

                        NORWEST ADVANTAGE PERFORMA FUNDS
                                 ANNUAL REPORT
                               SEPTEMBER 30, 1999
                        PERFORMA DISCIPLINED GROWTH FUND
                         PERFORMA SMALL CAP VALUE FUND

 INDEPENDENT AUDITORS' REPORT                                 SEPTEMBER 30, 1999

--------------------------------------------------------------------------------

           To the Board of Trustees and Shareholders
           Norwest Advantage Funds

               We have audited the accompanying statements of assets and liabilities of Performa Disciplined Growth Fund and Performa Small Cap Value Fund, portfolios of Norwest Advantage Funds (collectively the "Funds"), including the schedules of investments, as of September 30, 1999, and the related statements of operations for the periods presented on page 56, statements of changes in net assets for the periods presented on page 57, and financial highlights for the periods presented on page 58. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

               We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

               In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the funds as of September 30, 1999, the results of their operations, changes in their net assets and financial highlights for each of the periods indicated in the paragraph above, in conformity with generally accepted accounting principles.

                                             /s/ KMPG LLP
                                             ------------------------
           Boston, Massachusetts
           November 18, 1999

                                                                          [LOGO]

 STATEMENTS OF ASSETS AND LIABILITIES                         SEPTEMBER 30, 1999

--------------------------------------------------------------------------------

                                                                PERFORMA       PERFORMA
                                                               DISCIPLINED     SMALL CAP
                                                               GROWTH FUND    VALUE FUND
                                                               -----------    ----------
ASSETS
  Investments (Notes 1 and 2)
    Investments at cost.....................................   $39,574,798    $15,049,929
    Net unrealized appreciation.............................    10,406,621      2,353,649
                                                               -----------    -----------
TOTAL INVESTMENTS AT VALUE..................................    49,981,419     17,403,578
  Receivable for Fund shares issued.........................           340          2,251
  Organization costs, net of amortization (Note 2)..........         4,519          4,519
  Other receivables.........................................             -            945
                                                               -----------    -----------
TOTAL ASSETS................................................    49,986,278     17,411,293
                                                               -----------    -----------

LIABILITIES
  Payable to related parties (Note 3).......................           748              -
  Accrued expenses and other liabilities....................        12,636          6,868
                                                               -----------    -----------
TOTAL LIABILITIES...........................................        13,384          6,868
                                                               -----------    -----------
NET ASSETS..................................................   $49,972,894    $17,404,425
                                                               ===========    ===========

COMPONENTS OF NET ASSETS
  Paid in capital...........................................   $39,522,469    $18,405,289
  Accumulated net realized gain (loss) from investments.....        43,804     (3,354,513)
  Net unrealized appreciation of investments................    10,406,621      2,353,649
                                                               -----------    -----------
NET ASSETS..................................................   $49,972,894    $17,404,425
                                                               ===========    ===========
SHARES OF BENEFICIAL INTEREST...............................     4,380,608      2,044,022

NET ASSET VALUE PER SHARE AND OFFERING PRICE PER SHARE (Net
 Assets divided by Shares of
 Beneficial Interest).......................................   $     11.41    $      8.51

                                                                          [LOGO]
See Notes to Financial Statements.

 STATEMENTS OF OPERATIONS

--------------------------------------------------------------------------------

                                                               PERFORMA DISCIPLINED                   PERFORMA SMALL CAP
                                                                    GROWTH FUND                           VALUE FUND
                                                        -----------------------------------   -----------------------------------
                                                            FOUR MONTHS           YEAR            FOUR MONTHS           YEAR
                                                               ENDED              ENDED              ENDED              ENDED
                                                        SEPTEMBER 30, 1999    MAY 31, 1999    SEPTEMBER 30, 1999    MAY 31, 1999
                                                        ------------------    ------------    ------------------    ------------
INVESTMENT INCOME ALLOCATED FROM PORTFOLIOS (NOTE 1)
  Interest income.....................................      $    14,777        $    46,752        $   12,318         $    36,948
  Dividend income.....................................          149,736            401,493            26,123              58,340
  Securities lending income...........................            2,991             11,171             2,181               6,543
  Net expenses........................................         (175,206)          (402,622)          (61,908)           (126,647)
                                                            -----------        -----------        ----------         -----------
TOTAL INVESTMENT INCOME (NOTE 1)......................           (7,702)            56,794           (21,286)            (24,816)
                                                            -----------        -----------        ----------         -----------
EXPENSES
  Management and Administration (Note 3)..............            9,030             20,774             2,928               6,058
  Transfer agent (Note 3).............................           45,148            103,865            14,637              30,286
  Accounting (Note 3).................................            4,000             13,500             4,000              13,500
  Legal...............................................              252                387                83                 132
  Registration........................................            6,244             21,222             5,064              14,263
  Audit...............................................            8,000              7,378             8,000               7,251
  Trustees............................................              254                393                80                 121
  Amortization of organization costs (Note 2).........              496              1,488               496               1,488
  Miscellaneous.......................................              551              9,744               283               2,538
                                                            -----------        -----------        ----------         -----------
TOTAL EXPENSES........................................           73,975            178,751            35,571              75,637
  Fees waived and expenses reimbursed (Note 4)........          (27,083)           (61,936)          (21,634)            (44,831)
                                                            -----------        -----------        ----------         -----------
NET EXPENSES..........................................           46,892            116,815            13,937              30,806
                                                            -----------        -----------        ----------         -----------
NET INVESTMENT LOSS...................................          (54,594)           (60,021)          (35,223)            (55,622)
                                                            -----------        -----------        ----------         -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
ALLOCATED FROM PORTFOLIOS (NOTE 1)
Net Realized Gain (Loss) from Investments.............        1,517,460         (1,387,934)          665,890          (4,020,164)
Net Change in Unrealized Appreciation (Depreciation)
 of Investments.......................................       (1,428,717)        11,275,557           361,215           1,990,551
                                                            -----------        -----------        ----------         -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 ALLOCATED FROM PORTFOLIOS............................           88,743          9,887,623         1,027,105          (2,029,613)
                                                            -----------        -----------        ----------         -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS...........................................      $    34,149        $ 9,827,602        $  991,882         $(2,085,235)
                                                            ===========        ===========        ==========         ===========

                                                                          [LOGO]
See Notes to Financial Statements.

                                                  FOR THE YEARS OR PERIODS ENDED
STATEMENTS OF CHANGES IN NET ASSETS                   MAY 31, 1998, MAY 31, 1999
                                                         AND SEPTEMBER 30, 1999
--------------------------------------------------------------------------------

                                                     PERFORMA     PERFORMA
                                                    DISCIPLINED   SMALL CAP
                                                    GROWTH FUND  VALUE FUND
                                                    -----------  ----------
NET ASSETS--OCTOBER 15, 1997 (COMMENCEMENT OF
 OPERATIONS)......................................  $        -   $         -
                                                    -----------  -----------
OPERATIONS
  Net investment income (loss)....................       4,626        (9,089)
  Net realized gain (loss) from investments.......     (85,722)       21,613
  Net change in unrealized appreciation of
    investments...................................     559,781         1,883
                                                    -----------  -----------
  Net increase in net assets resulting from
    operations....................................     478,685        14,407
                                                    -----------  -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income...........................      (2,977)            -
                                                    -----------  -----------
CAPITAL SHARE TRANSACTIONS (NOTE 9)
  Sale of shares..................................  13,680,823     6,801,733
  Reinvestment of distributions...................         433             -
  Redemption of shares............................  (1,832,263)     (393,884)
                                                    -----------  -----------
NET INCREASE FROM CAPITAL SHARE TRANSACTIONS......  11,848,993     6,407,849
                                                    -----------  -----------
NET INCREASE IN NET ASSETS........................  12,324,701     6,422,256
                                                    -----------  -----------
NET ASSETS--MAY 31, 1998 (a)......................  12,324,701     6,422,256
                                                    -----------  -----------

OPERATIONS
  Net investment loss.............................     (60,021)      (55,622)
  Net realized loss from investments sold.........  (1,387,934)   (4,020,164)
  Net change in unrealized appreciation of
    investments...................................  11,275,557     1,990,551
                                                    -----------  -----------
  Net increase (decrease) in net assets resulting
    from operations...............................   9,827,602    (2,085,235)
                                                    -----------  -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income...........................      (1,648)            -
  Net realized gain on investments................           -       (12,763)
                                                    -----------  -----------
  Total distributions to shareholders.............      (1,648)      (12,763)
                                                    -----------  -----------
CAPITAL SHARE TRANSACTIONS (NOTE 9)
  Sale of shares..................................  21,926,569    16,716,253
  Shares issued in conversion (Note 7)............  22,258,550             -
  Redemption of shares............................  (12,029,255)  (4,249,795)
                                                    -----------  -----------
NET INCREASE FROM CAPITAL SHARE TRANSACTIONS......  32,155,864    12,466,458
                                                    -----------  -----------
NET INCREASE IN NET ASSETS........................  41,981,818    10,368,460
                                                    -----------  -----------
NET ASSETS--MAY 31, 1999 (b)......................  54,306,519    16,790,716
                                                    -----------  -----------
OPERATIONS
  Net investment loss.............................     (54,594)      (35,223)
  Net realized gain from investments..............   1,517,460       665,890
  Net change in unrealized appreciation
    (depreciation) of investments.................  (1,428,717)      361,215
                                                    -----------  -----------
  Net increase in net assets resulting from
    operations....................................      34,149       991,882
                                                    -----------  -----------
CAPITAL SHARE TRANSACTIONS (NOTE 9)
  Sale of shares..................................   1,884,982       485,799
  Redemption of shares............................  (6,252,756)     (863,972)
                                                    -----------  -----------
NET DECREASE FROM CAPITAL SHARE TRANSACTIONS......  (4,367,774)     (378,173)
                                                    -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS.............  (4,333,625)      613,709
                                                    -----------  -----------
NET ASSETS--SEPTEMBER 30, 1999 (c)................  $49,972,894  $17,404,425
                                                    ===========  ===========
(a) Undistributed net investment income, May 31,
    1998..........................................  $    1,649   $         -
                                                    ===========  ===========
(b) Undistributed (distributions in excess of) net
    investment income, May 31, 1999...............  $        -   $         -
                                                    ===========  ===========
(c) Undistributed (distributions in excess of) net
    investment income, September 30, 1999.........  $        -   $         -
                                                    ===========  ===========

                                                                          [LOGO]
See Notes to Financial Statements.

  FINANCIAL HIGHLIGHTS         SELECTED DATA FOR A SHARE OUTSTANDING DURING EACH
PERIOD
--------------------------------------------------------------------------------

                                                  PERFORMA
                                                DISCIPLINED                                       PERFORMA SMALL
                                                GROWTH FUND                                       CAP VALUE FUND
                              ------------------------------------------------    -----------------------------------------------
                               FOUR MONTHS          YEAR            PERIOD         FOUR MONTHS         YEAR            PERIOD
                                  ENDED             ENDED            ENDED            ENDED            ENDED            ENDED
                              SEPTEMBER 30,        MAY 31,          MAY 31,       SEPTEMBER 30        MAY 31,          MAY 31,
                                   1999             1999            1998(A)           1999             1999            1998(A)
                              --------------    -------------    -------------    -------------    -------------    -------------
Beginning Net Asset Value
 Per Share................     $      11.41     $      10.44     $      10.00     $       8.04     $      10.16     $      10.00
                               ------------     ------------     ------------     ------------     ------------     ------------

Investment Operations
  Net investment income
    (loss)................            (0.01)           (0.01)            0.01            (0.02)           (0.03)           (0.01)
  Net realized and
    unrealized gain (loss)
    on investments........             0.01             0.98             0.44             0.49            (2.08)            0.17
                               ------------     ------------     ------------     ------------     ------------     ------------
Total from investment
 operations...............                -             0.97             0.45             0.47            (2.11)            0.16
                               ------------     ------------     ------------     ------------     ------------     ------------
Distributions From
  Net investment income...                -                -            (0.01)               -                -                -
  Net realized gain from
    investments...........                -                -                -                -            (0.01)               -
                               ------------     ------------     ------------     ------------     ------------     ------------
Total distributions.......                -                -            (0.01)               -            (0.01)               -
                               ------------     ------------     ------------     ------------     ------------     ------------
Ending Net Asset Value Per
 Share....................     $      11.41     $      11.41     $      10.44     $       8.51     $       8.04     $      10.16
                               ============     ============     ============     ============     ============     ============
Total Return(b)...........            0.00%            9.29%            4.50%            5.85%           (20.77)%          1.60%

Ratio/Supplementary Data
  Net Assets at End of
    Period (000's
    omitted)..............     $     49,973     $     54,307     $     12,325     $     17,404     $     16,791     $      6,422

Ratios to Average Net
 Assets
  Expenses including
    reimbursement/waiver
    of fees(d)............            1.23%(c)         1.25%            1.25%(c)         1.29%(c)         1.30%            1.30%(c)
  Expenses excluding
    reimbursement/waiver
    of fees(d)............            1.43%(c)         1.45%            2.44%(c)         1.71%(c)         1.72%            3.54%(c)
  Net investment income
    (loss) including
    reimbursement/waiver
    of fees(d)............          (0.30)%(c)       (0.14)%            0.14%(c)       (0.60)%(c)       (0.46)%          (0.56)%(c)
Portfolio Turnover
 Rate(e)..................              21%              90%              68%(f)           49%             108%              79%(f)

(a) Fund commenced operations on October 15, 1997.

(b) Total return would have been lower had certain expenses not been waived or reimbursed during the period shown (Note 4).

(c) Annualized.

(d) Includes expenses allocated from the Portfolio in which the Fund invests.

(e) Portfolio turnover rate represents the activity from the Fund's investment in its corresponding Portfolio.

(f) The Portfolio in which the Fund invests had a different period of operations than the Fund.

                                                                          [LOGO]
See Notes to Financial Statements.

 NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

 NOTE 1. ORGANIZATION

Norwest Advantage Funds (the "Trust") is organized as a Delaware business trust and is registered as an open-end management investment company under the Investment Company Act of 1940 (the "Act"). The Trust currently has thirty-eight separate investment portfolios. These financial statements relate to two of those portfolios: Performa Disciplined Growth Fund and Performa Small Cap Value Fund (individually, a "Fund" and, collectively, the "Funds"), each of which is a diversified portfolio. The Funds commenced operations on October 15, 1997. Under its Trust instrument, the Trust is authorized to issue an unlimited number of shares of beneficial interest without par value.

MASTER-FEEDER ARRANGEMENT--Each Fund seeks to achieve its investment objective by investing all its investable assets in a separate diversified portfolio (individually, a "Portfolio", and, collectively, the "Portfolios"), which has the same investment objective and substantially similar investment policies as each Fund, of Core Trust (Delaware) ("Core Trust"), a registered open-end investment company. This arrangement is commonly referred to as a master-feeder structure.

Each Portfolio directly acquires portfolio securities, and a Fund investing in the Portfolio acquires an indirect interest in those securities. The Funds account for their investment in a Portfolio as a partnership investment, and record daily their share of the Portfolio's income, expenses and realized and unrealized gain and loss. In addition, each Fund incurs its own expenses. Each Fund may withdraw its investment from its corresponding Portfolio at any time if the Trust's Board of Trustees determines that it is in the best interest of the Funds and its shareholders to do so. The financial statements of the Portfolios are in this report and should be read in conjunction with the Funds' financial statements.

 NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets during the fiscal period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

SECURITY VALUATION--Each Fund determines its net asset value at 4:00 PM, Eastern Time, on each Fund business day. Each Fund records its investment in the Portfolios at value. Valuation of securities held in the Portfolios is discussed in the Notes to the Financial Statements of the Portfolios, which are included elsewhere in this report.

DISTRIBUTIONS TO SHAREHOLDERS--Distributions to shareholders of net investment income, if any, are declared and paid annually for the Funds. Net capital gains, if any, are distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by each Portfolio, timing differences and differing characterizations of distributions made by the Fund.

FEDERAL TAXES--Each Fund intends to qualify each year as a regulated investment company and distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gain and certain other amounts, if any, each Fund will not be subject to federal excise tax. Therefore, no federal income or excise tax provision is required.

EXPENSE ALLOCATION--The Trust accounts separately for the assets and liabilities and operations of each Fund. Expenses that are directly attributable to more than one Fund are allocated among the respective Funds.

ORGANIZATION COSTS--The costs incurred by the Funds in connection with their organization and registration of shares have been capitalized and are being amortized using the straight-line method over a five-year period beginning on the commencement of the Funds' operations.

 NOTE 3. ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISERS--The investment adviser of each Portfolio is Norwest Investment Management, Inc. ("Adviser"), a subsidiary of Norwest Bank Minnesota,
N. A. ("Norwest"). Norwest is a subsidiary of Wells Fargo & Company.

Each Fund that invests in a Portfolio managed by the Adviser has retained the Adviser as its investment adviser. Under this "dormant" investment advisory arrangement, the Adviser does not receive any advisory fees with respect to a Fund as long as the Fund remains completely invested in a Portfolio(s) or any other investment companies. Fees paid to the Adviser are discussed more fully in the Notes to Financial Statements of Core Trust, which are included else where in this report.

MANAGEMENT AND ADMINISTRATION--Forum Financial Services, Inc. ("FFSI") and Forum Administrative Services, LLC ("FAdS") serve as the manager and administrator of the Funds, respectively. For their services, FFSI and FAdS each receive a fee at an annual rate of 0.025% of each Fund's average daily net assets.

                                                                          [LOGO]

--------------------------------------------------------------------------------

 NOTE 3. ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH
AFFILIATES (CONTINUED)

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT--Norwest serves as the Trust's transfer agent and dividend disbursing agent. For these services, Norwest receives a fee at an annual rate of 0.25% of each Fund's average daily net assets.

OTHER SERVICE PROVIDER--Forum Accounting Services, LLC, an affiliate of FFSI, provides portfolio accounting services to each Fund.

 NOTE 4. WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

Norwest, FFSI and FAdS have voluntarily waived a portion of their fees and reimbursed certain expenses, including indirect expenses borne by the Funds as a result of investing in the Portfolios, so that total expenses would not exceed specific expense limitations established for each Fund. Norwest, FFSI and FAdS, at their discretion, may revise or discontinue the voluntary fee waivers and expense reimbursements at any time. For the four months ended September 30, 1999, and the year ended May 31, 1999, fees waived and expenses reimbursed by the Trust's service providers were as follows:

                                                                  FEES WAIVED BY            EXPENSES       TOTAL FEES
                                                              -----------------------      REIMBURSED      WAIVED AND
                                                              TRANSFER                         BY           EXPENSES
                                                               AGENT        FAdS/FFSI      FFSI/FAdS       REIMBURSED
                                                               -----        ---------      ---------       ----------
FOR THE FOUR MONTH PERIOD
 ENDED SEPTEMBER 30, 1999
Performa Disciplined Growth Fund............................  $19,902        $ 7,181         $    -         $27,083
Performa Small Cap Value Fund...............................   13,752          2,928          4,954          21,634

                                                                  FEES WAIVED BY            EXPENSES       TOTAL FEES
                                                              -----------------------      REIMBURSED      WAIVED AND
                                                              TRANSFER                         BY           EXPENSES
                                                               AGENT        FAdS/FFSI      FFSI/FAdS       REIMBURSED
                                                               -----        ---------      ---------       ----------
FOR THE YEAR ENDED MAY 31, 1999
Performa Disciplined Growth Fund............................  $43,666        $18,270         $    -         $61,936
Performa Small Cap Value Fund...............................   18,172          6,058         20,601          44,831

 NOTE 5. SECURITIES TRANSACTIONS

The following table presents the cost of purchases and proceeds from sales (including maturities) of securities (excluding short-term investments) during the four months ended September 30, 1999, and the year ended May 31, 1999:

                                                                    FOUR MONTH PERIOD                   FOR THE YEAR
                                                                 ENDED SEPTEMBER 30, 1999            ENDED MAY 31, 1999
                                                              ------------------------------   ------------------------------
                                                                 COST OF         PROCEEDS         COST OF         PROCEEDS
                                                              PURCHASES (A)   FROM SALES (A)   PURCHASES (A)   FROM SALES (A)
                                                              -------------   --------------   -------------   --------------
Performa Disciplined Growth Fund                               $13,475,214     $10,509,254      $46,267,024     $41,578,723
Performa Small Cap Value Fund                                    9,580,007       6,419,500       21,087,957      14,772,991

(a) The Fund does not hold investment securities directly. The Fund seeks to achieve its investment objective by investing all of its investable assets in one or more Portfolios. Purchases and sales for a Fund normally would be based on the purchases and sales of a Fund's investment in a Portfolio rather than the underlying securities in that Portfolio. Since a Fund has an indirect interest in the securities held in the Portfolio, the purchases and sales disclosed are calculated by aggregating the results of multiplying the Fund's ownership percentage of the respective Portfolio by the corresponding Portfolio's purchases and sales.

 NOTE 6. FEDERAL INCOME TAX BASIS

For federal income tax purposes, the tax cost of investment securities owned by the Funds, as of September 30, 1999, was the same for financial statement and federal income tax purposes. Aggregate and net unrealized appreciation for the Funds as of September 30, 1999, was $10,406,621 for Performa Disciplined Growth Fund and $2,353,649 for Performa Small Cap Value Fund. Performa Small Cap Value Fund has capital loss carryovers of $3,354,794 available to offset future taxable income, expiring in 2007.

                                                                          [LOGO]

 NOTES TO FINANCIAL STATEMENTS  (CONCLUDED)

--------------------------------------------------------------------------------

 NOTE 7. COMMON TRUST FUND CONVERSION

On October 9, 1998, Performa Disciplined Growth Fund acquired all the net assets of Founder's Trust Equity Fund. The net assets and unrealized gain associated with the acquired fund immediately prior to acquisition were $22,258,550 and $428,367, respectively, and the shares issued as a result of the acquisition were 2,579,206. The net assets of Performa Disciplined Growth Fund immediately after the acquisition were $43,599,062.

 NOTE 8. FUND REORGANIZATIONS

On March 25, 1999, the Board of Trustees of Norwest Advantage Funds approved the reorganization of each Norwest Advantage Fund into a new portfolio of Wells Fargo Funds Trust. The reorganizations are part of a plan to consolidate the Stagecoach and Norwest Advantage fund families following last November's merger of Wells Fargo & Company and Norwest Corporation. Norwest Advantage Funds presented, and the shareholders approved, each proposed fund reorganization at a special shareholders' meeting held in August 1999.

On November 5, 1999, each Norwest Advantage Fund reorganized into a corresponding Wells Fargo Funds Trust portfolio that has substantially similar investment objectives and investment policies. In general, the Wells Fargo Funds Trust portfolios did not combine with other funds of the Stagecoach or Norwest Advantage fund families.

 NOTE 9. CAPITAL SHARE TRANSACTIONS

                                                                            SHARES       SHARES ISSUED                    NET
                                                              SHARES        ISSUED       FOR DIVIDEND      SHARES       INCREASE
                                                            SUBSCRIBED   IN CONVERSION   REINVESTMENT     REDEEMED     (DECREASE)
                                                            ----------   -------------   -------------   -----------   ----------
Performa Disciplined Growth Fund
    Period(a) Ended May 31, 1998..........................  1,361,533              -           47           (181,089)  1,180,491
    Year Ended May 31, 1999...............................  2,112,642      2,579,206            -         (1,114,800)  3,577,048
    Four Months Ended September 30, 1999..................    162,960              -            -           (539,891)   (376,931)

Performa Small Cap Value Fund
    Period(a) Ended May 31, 1998..........................    670,920              -            -            (38,592)    632,328
    Year Ended May 31, 1999...............................  1,952,490              -            -           (496,519)  1,455,971
    Four Months Ended September 30, 1999..................     57,397              -            -           (101,674)    (44,277)

(a) The Fund commenced operations on October 15, 1997.

 SUPPLEMENTARY INFORMATION (UNAUDITED)

--------------------------------------------------------------------------------

 FEDERAL TAX STATUS OF DIVIDENDS DECLARED

For federal income tax purposes, dividends from short-term capital gains are classified as ordinary income.

                                                                          [LOGO]

 SCHEDULES OF INVESTMENTS                                     SEPTEMBER 30, 1999

--------------------------------------------------------------------------------

     FACE/SHARE                         SECURITY
       AMOUNT                         DESCRIPTION                     VALUE

--------------------------------------------------------------------------------
                        PERFORMA DISCIPLINED GROWTH FUND
--------------------------------------------------------------------------------
             N/A        Disciplined Growth Portfolio of Core
                          Trust (Delaware) (100.0%)               $   49,981,419
                                                                  --------------

TOTAL INVESTMENTS (100.0%) (COST $39,574,798)                     $   49,981,419
                                                                  ==============


--------------------------------------------------------------------------------
     FACE/SHARE                         SECURITY
       AMOUNT                         DESCRIPTION                     VALUE
                         PERFORMA SMALL CAP VALUE FUND
--------------------------------------------------------------------------------
             N/A        Small Cap Value Portfolio of Core Trust
                          (Delaware) (100.0%)                     $   17,403,578
                                                                  --------------

TOTAL INVESTMENTS (100.0%) (COST $15,049,929)                     $   17,403,578
                                                                  ==============

As of September 30, 1999, Performa Disciplined Growth Fund's investment in the Disciplined Growth Portfolio of Core Trust represents 24.82% of the portfolio's net assets. Performa Small Cap Value Fund's investment in the Small Cap Value Portfolio of Core Trust represents 10.06% of the portfolio's net assets.

                                                                          [LOGO]
See Notes to Financial Statements.

                                 ANNUAL REPORT
                               SEPTEMBER 30, 1999
                                INDEX PORTFOLIO
                            INCOME EQUITY PORTFOLIO
                          DISCIPLINED GROWTH PORTFOLIO
                         LARGE COMPANY GROWTH PORTFOLIO
                           SMALL CAP INDEX PORTFOLIO
                           SMALL CAP VALUE PORTFOLIO
                         SMALL COMPANY VALUE PORTFOLIO
                         SMALL COMPANY GROWTH PORTFOLIO
                            INTERNATIONAL PORTFOLIO
                         INTERNATIONAL EQUITY PORTFOLIO

                             CORE TRUST (DELAWARE)

                 (This page has been left blank intentionally.)

 INDEPENDENT AUDITORS' REPORT                                 SEPTEMBER 30, 1999

--------------------------------------------------------------------------------

           To the Board of Trustees and Partners
           Core Trust (Delaware)

               We have audited the accompanying statements of assets and liabilities of Index Portfolio, Income Equity Portfolio, Disciplined Growth Portfolio, Large Company Growth Portfolio, Small Cap Index Portfolio, Small Cap Value Portfolio, Small Company Value Portfolio, Small Company Growth Portfolio, International Portfolio and International Equity Portfolio, ten portfolios of Core Trust (Delaware), (collectively, the "Portfolios"), including the schedules of investments, as of September 30, 1999, and the related statements of operations for the periods presented on pages 68 to 71, statements of changes in net assets for the periods presented on pages 72 to 73 and financial highlights for the periods presented on page 74. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes in net assets and the financial highlights for all periods ending prior to June 1, 1998 for Index Portfolio, Small Company Value Portfolio, Small Company Growth Portfolio, and International Portfolio were audited by other auditors, whose report dated July 21, 1998 expressed an unqualified opinion on those financial statements and financial highlights.

               We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

               In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Portfolios as of September 30, 1999, the results of their operations, changes in their net assets and financial highlights for each of the periods indicated in the first paragraph above, in conformity with generally accepted accounting principles.

                                                /s/ KPMG LLP

           Boston, Massachusetts
           November 18, 1999

                                                           CORE TRUST (DELAWARE)

 STATEMENTS OF ASSETS AND LIABILITIES

--------------------------------------------------------------------------------


                                                     INCOME       DISCIPLINED
                                    INDEX            EQUITY          GROWTH
                                  PORTFOLIO        PORTFOLIO       PORTFOLIO
                                  ---------        ---------       ---------
ASSETS
 Investments (Note 2)
   Investments at cost........  $1,060,009,766   $1,486,932,560   $168,022,253
   Repurchase agreements at
      cost....................               -       60,742,736              -
   Net unrealized appreciation
      (depreciation)..........     525,192,203      903,665,959     31,140,846
                                --------------   --------------   ------------
 TOTAL INVESTMENTS AT VALUE...   1,585,201,969    2,451,341,255    199,163,099
 Cash.........................               -                -              -
 Collateral for securities
     loaned (Notes 2 and 6)...     259,210,830      167,861,154     50,735,213
 Receivable from daily
     variation margin on
     futures contracts
     (Note 2).................         448,350                -              -
 Receivable for investments
     sold.....................          34,899                -      2,708,870
 Receivable for dividends,
     interest and other
     receivables..............       1,769,945        4,336,094        128,726
 Organization costs, net of
     amortization (Note 2)....             725            7,889              -
                                --------------   --------------   ------------
TOTAL ASSETS..................   1,846,666,718    2,623,546,392    252,735,908
                                --------------   --------------   ------------
LIABILITIES
 Payable to custodian due to
     account overdraft
     (Note 3).................               -                -        428,827
 Payable for investments
     purchased................       3,652,909                -              -
 Payable for securities loaned
     (Notes 2 and 6)..........     259,210,830      167,861,154     50,735,213
 Payable for forward foreign
     currency contracts.......               -                -              -
 Payable to custodian
     (Note 3).................          14,573           21,946          2,944
 Payable to investment adviser
     and affiliates
     (Note 3).................         200,159        1,035,801        154,296
 Payable to administrator
     (Note 3).................               -           39,491              -
 Accrued expenses and other
     liabilities..............          29,585           25,326         15,396
                                --------------   --------------   ------------
TOTAL LIABILITIES.............     263,108,056      168,983,718     51,336,676
                                --------------   --------------   ------------
NET ASSETS....................  $1,583,558,662   $2,454,562,674   $201,399,232
                                ==============   ==============   ============

See Notes to Financial Statements.

                                                           CORE TRUST (DELAWARE)

                                                              SEPTEMBER 30, 1999

--------------------------------------------------------------------------------

                                 LARGE COMPANY     SMALL CAP      SMALL CAP     SMALL COMPANY   SMALL COMPANY
                                    GROWTH           INDEX          VALUE           VALUE          GROWTH
                                   PORTFOLIO       PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO
                                   ---------       ---------      ---------       ---------       ---------
ASSETS
 Investments (Note 2)
   Investments at cost........  $1,247,640,963    $167,288,249   $144,774,683   $150,636,098    $586,389,111
   Repurchase agreements at
      cost....................      47,689,127               -      7,846,984      3,964,573      29,491,143
   Net unrealized appreciation
      (depreciation)..........     743,406,773     (14,129,929)    20,142,915     (3,407,654)     61,171,342
                                --------------    ------------   ------------   ------------    ------------
 TOTAL INVESTMENTS AT VALUE...   2,038,736,863     153,158,320    172,764,582    151,193,017     677,051,596
 Cash.........................               -               -              -              -       1,338,000
 Collateral for securities
     loaned (Notes 2 and 6)...     166,752,238       6,351,627     13,417,813      5,862,363               -
 Receivable from daily
     variation margin on
     futures contracts
     (Note 2).................               -         151,350              -              -               -
 Receivable for investments
     sold.....................               -       1,126,521        925,036        889,320       8,325,733
 Receivable for dividends,
     interest and other
     receivables..............         805,782         534,176         31,104        215,088         145,903
 Organization costs, net of
     amortization (Note 2)....           7,793               -              -            324             331
                                --------------    ------------   ------------   ------------    ------------
TOTAL ASSETS..................   2,206,302,676     161,321,994    187,138,535    158,160,112     686,861,563
                                --------------    ------------   ------------   ------------    ------------
LIABILITIES
 Payable to custodian due to
     account overdraft
     (Note 3).................               -               -              -              -               -
 Payable for investments
     purchased................               -         523,104        536,424              -      18,746,977
 Payable for securities loaned
     (Notes 2 and 6)..........     166,752,238       6,351,627     13,417,813      5,862,363               -
 Payable for forward foreign
     currency contracts.......               -               -              -              -               -
 Payable to custodian
     (Note 3).................          18,378           2,334          2,564          2,332           6,858
 Payable to investment adviser
     and affiliates
     (Note 3).................       1,106,202          32,070        136,417        115,351         506,535
 Payable to administrator
     (Note 3).................          24,372               -          1,315            273           2,008
 Accrued expenses and other
     liabilities..............          24,226          25,967         17,482         19,222          22,413
                                --------------    ------------   ------------   ------------    ------------
TOTAL LIABILITIES.............     167,925,416       6,935,102     14,112,015      5,999,541      19,284,791
                                --------------    ------------   ------------   ------------    ------------
NET ASSETS....................  $2,038,377,260    $154,386,892   $173,026,520   $152,160,571    $667,576,772
                                ==============    ============   ============   ============    ============


                                                 INTERNATIONAL
                                INTERNATIONAL       EQUITY
                                  PORTFOLIO        PORTFOLIO
                                  ---------        ---------
ASSETS
 Investments (Note 2)
   Investments at cost........   $706,957,430    $127,808,234
   Repurchase agreements at
      cost....................              -       2,253,221
   Net unrealized appreciation
      (depreciation)..........     97,371,691      18,510,839
                                 ------------    ------------
 TOTAL INVESTMENTS AT VALUE...    804,329,121     148,572,294
 Cash.........................              -               -
 Collateral for securities
     loaned (Notes 2 and 6)...     68,281,600       8,171,670
 Receivable from daily
     variation margin on
     futures contracts
     (Note 2).................              -               -
 Receivable for investments
     sold.....................     10,261,126       2,000,948
 Receivable for dividends,
     interest and other
     receivables..............      6,449,239         342,893
 Organization costs, net of
     amortization (Note 2)....            725               -
                                 ------------    ------------
TOTAL ASSETS..................    889,321,811     159,087,805
                                 ------------    ------------
LIABILITIES
 Payable to custodian due to
     account overdraft
     (Note 3).................         13,486               -
 Payable for investments
     purchased................     12,381,009         164,400
 Payable for securities loaned
     (Notes 2 and 6)..........     68,281,600       8,171,670
 Payable for forward foreign
     currency contracts.......      4,012,524               -
 Payable to custodian
     (Note 3).................         37,616           6,445
 Payable to investment adviser
     and affiliates
     (Note 3).................        550,627         153,034
 Payable to administrator
     (Note 3).................         99,416          26,349
 Accrued expenses and other
     liabilities..............         26,052          20,947
                                 ------------    ------------
TOTAL LIABILITIES.............     85,402,330       8,542,845
                                 ------------    ------------
NET ASSETS....................   $803,919,481    $150,544,960
                                 ============    ============

                                                           CORE TRUST (DELAWARE)

 STATEMENTS OF OPERATIONS

--------------------------------------------------------------------------------


                                                                                  INCOME
                                               INDEX                              EQUITY
                                             PORTFOLIO                           PORTFOLIO
                                 ---------------------------------   ---------------------------------
                                    FOUR MONTHS           YEAR          FOUR MONTHS           YEAR
                                       ENDED             ENDED             ENDED             ENDED
                                 SEPTEMBER 30, 1999   MAY 31, 1999   SEPTEMBER 30, 1999   MAY 31, 1999
                                 ------------------   ------------   ------------------   ------------
INVESTMENT INCOME
 Dividend income..............     $   7,134,863      $21,699,973      $  15,342,388      $ 41,679,387
 Interest income..............           848,084        1,826,068          1,286,537         2,004,284
 Securities lending income
     (Note 2).................            92,418          412,363            124,674           286,152
                                   -------------      ------------     -------------      ------------
 TOTAL INVESTMENT INCOME......         8,075,365       23,938,404         16,753,599        43,969,823
                                   -------------      ------------     -------------      ------------
EXPENSES
 Advisory (Note 3)............           849,293        2,351,029          4,258,945        10,582,022
 Administration (Note 3)......           283,098          783,676            425,895         1,058,202
 Custody (Note 3).............            61,620          171,735             90,179           226,640
 Accounting (Note 3)..........            50,000          153,500             28,000            84,500
 Legal........................             3,206            5,734              4,822             7,832
 Audit........................            20,000           36,331             20,000            33,176
 Trustees.....................             1,010            2,934              1,682             4,025
 Pricing......................            15,963           28,971              1,915             3,035
 Amortization of organization
     costs (Note 2)...........             2,024            6,072                988             2,964
 Miscellaneous................             5,591           35,927              7,491            10,424
                                   -------------      ------------     -------------      ------------
 TOTAL EXPENSES...............         1,291,805        3,575,909          4,839,917        12,012,820
    Fees waived (Note 4)......          (286,572)        (779,240)          (257,478)         (425,107)
                                   -------------      ------------     -------------      ------------
 NET EXPENSES.................         1,005,233        2,796,669          4,582,439        11,587,713
                                   -------------      ------------     -------------      ------------
 NET INVESTMENT INCOME
     (LOSS)...................         7,070,132       21,141,735         12,171,160        32,382,110
                                   -------------      ------------     -------------      ------------
NET REALIZED AND UNREALIZED
    GAIN (LOSS) ON INVESTMENTS
 Net Realized Gain (Loss) from
   Securities.................        14,370,473       21,545,068         55,447,612        10,703,154
   Foreign currency
       transactions...........                 -                -                  -                 -
   Financial futures
       transactions...........         3,547,453        4,808,254                  -                 -
                                   -------------      ------------     -------------      ------------
 Net Realized Gain (Loss) from
     Investments..............        17,917,926       26,353,322         55,447,612        10,703,154
                                   -------------      ------------     -------------      ------------
 Net Change in Unrealized
     Appreciation
     (Depreciation) of
   Securities.................      (246,554,792)     248,662,572       (176,477,105)      273,274,958
   Foreign currency
       transactions...........                 -                -                  -                 -
   Financial futures
       transactions...........          (510,977)      (1,352,724)                 -                 -
                                   -------------      ------------     -------------      ------------
 Net Change in Unrealized
     Appreciation
     (Depreciation) of
   Investments................      (247,065,769)     247,309,848       (176,477,105)      273,274,958
                                   -------------      ------------     -------------      ------------
NET REALIZED AND UNREALIZED
    GAIN (LOSS) ON
    INVESTMENTS...............      (229,147,843)     273,663,170       (121,029,493)      283,978,112
                                   -------------      ------------     -------------      ------------
NET INCREASE (DECREASE) IN NET
    ASSETS RESULTING FROM
    OPERATIONS................     $(222,077,711)     $294,804,905     $(108,858,333)     $316,360,222
                                   =============      ============     =============      ============

See Notes to Financial Statements.

                                                           CORE TRUST (DELAWARE)

--------------------------------------------------------------------------------

                                            DISCIPLINED                        LARGE COMPANY                 SMALL CAP
                                              GROWTH                              GROWTH                       INDEX
                                             PORTFOLIO                           PORTFOLIO                   PORTFOLIO
                                 ---------------------------------   ---------------------------------   ------------------
                                    FOUR MONTHS           YEAR          FOUR MONTHS           YEAR          FOUR MONTHS
                                       ENDED             ENDED             ENDED             ENDED             ENDED
                                 SEPTEMBER 30, 1999   MAY 31, 1999   SEPTEMBER 30, 1999   MAY 31, 1999   SEPTEMBER 30, 1999
                                 ------------------   ------------   ------------------   ------------   ------------------
INVESTMENT INCOME
 Dividend income..............      $   577,278       $ 1,604,613       $  2,868,517      $ 5,071,653       $   338,725
 Interest income..............           56,278           195,273          1,224,771        1,723,786            97,738
 Securities lending income
     (Note 2).................           11,489            44,687             79,780          399,953            13,570
                                    -----------       -----------       ------------      ------------      -----------
 TOTAL INVESTMENT INCOME......          645,045         1,844,573          4,173,068        7,195,392           450,033
                                    -----------       -----------       ------------      ------------      -----------
EXPENSES
 Advisory (Note 3)............          622,670         1,481,103          4,418,020        9,043,943           114,972
 Administration (Note 3)......           34,593            82,284            339,848          695,688            22,994
 Custody (Note 3).............           11,874            29,685             72,970          154,138             8,565
 Accounting (Note 3)..........           20,000            67,500             27,000           81,500            48,000
 Legal........................              397               518              3,931            4,925               259
 Audit........................           16,000            14,649             20,000           25,506            16,000
 Trustees.....................              131               299              1,284            2,528                93
 Pricing......................            1,273             2,338              1,455            2,252            18,763
 Amortization of organization
     costs (Note 2)...........                -                 -                972            2,916                 -
 Miscellaneous................              583               799              5,664            5,914               422
                                    -----------       -----------       ------------      ------------      -----------
 TOTAL EXPENSES...............          707,521         1,679,175          4,891,144       10,019,310           230,068
    Fees waived (Note 4)......          (36,372)          (79,837)          (213,833)        (137,320)          (25,681)
                                    -----------       -----------       ------------      ------------      -----------
 NET EXPENSES.................          671,149         1,599,338          4,677,311        9,881,990           204,387
                                    -----------       -----------       ------------      ------------      -----------
 NET INVESTMENT INCOME
     (LOSS)...................          (26,104)          245,235           (504,243)      (2,686,598)          245,646
                                    -----------       -----------       ------------      ------------      -----------
NET REALIZED AND UNREALIZED
    GAIN (LOSS) ON INVESTMENTS
 Net Realized Gain (Loss) from
   Securities.................        4,099,644        (3,141,344)        37,071,984      181,443,136        (1,621,989)
   Foreign currency
       transactions...........                -                 -                  -                -                 -
   Financial futures
       transactions...........                -                 -                  -                -           614,226
                                    -----------       -----------       ------------      ------------      -----------
 Net Realized Gain (Loss) from
     Investments..............        4,099,644        (3,141,344)        37,071,984      181,443,136        (1,007,763)
                                    -----------       -----------       ------------      ------------      -----------
 Net Change in Unrealized
     Appreciation
     (Depreciation) of
   Securities.................       (4,448,279)       24,845,328        (53,035,427)     267,110,572         2,448,242
   Foreign currency
       transactions...........                -                 -                  -                -                 -
   Financial futures
       transactions...........                -                 -                  -                -          (482,374)
                                    -----------       -----------       ------------      ------------      -----------
 Net Change in Unrealized
     Appreciation
     (Depreciation) of
   Investments................       (4,448,279)       24,845,328        (53,035,427)     267,110,572         1,965,868
                                    -----------       -----------       ------------      ------------      -----------
NET REALIZED AND UNREALIZED
    GAIN (LOSS) ON
    INVESTMENTS...............         (348,635)       21,703,984        (15,963,443)     448,553,708           958,105
                                    -----------       -----------       ------------      ------------      -----------
NET INCREASE (DECREASE) IN NET
    ASSETS RESULTING FROM
    OPERATIONS................      $  (374,739)      $21,949,219       $(16,467,686)     $445,867,110      $ 1,203,751
                                    ===========       ===========       ============      ============      ===========

                                 SMALL CAP
                                   INDEX
                                 PORTFOLIO
                                ------------
                                    YEAR
                                   ENDED
                                MAY 31, 1999
                                ------------
INVESTMENT INCOME
 Dividend income..............  $    965,070
 Interest income..............       426,748
 Securities lending income
     (Note 2).................        66,961
                                ------------
 TOTAL INVESTMENT INCOME......     1,458,779
                                ------------
EXPENSES
 Advisory (Note 3)............       303,388
 Administration (Note 3)......        60,678
 Custody (Note 3).............        23,188
 Accounting (Note 3)..........       146,500
 Legal........................           407
 Audit........................        15,350
 Trustees.....................           232
 Pricing......................        34,335
 Amortization of organization
     costs (Note 2)...........             -
 Miscellaneous................         2,948
                                ------------
 TOTAL EXPENSES...............       587,026
    Fees waived (Note 4)......       (54,976)
                                ------------
 NET EXPENSES.................       532,050
                                ------------
 NET INVESTMENT INCOME
     (LOSS)...................       926,729
                                ------------
NET REALIZED AND UNREALIZED
    GAIN (LOSS) ON INVESTMENTS
 Net Realized Gain (Loss) from
   Securities.................     2,836,817
   Foreign currency
       transactions...........             -
   Financial futures
       transactions...........      (368,383)
                                ------------
 Net Realized Gain (Loss) from
     Investments..............     2,468,434
                                ------------
 Net Change in Unrealized
     Appreciation
     (Depreciation) of
   Securities.................   (10,222,537)
   Foreign currency
       transactions...........             -
   Financial futures
       transactions...........       621,911
                                ------------
 Net Change in Unrealized
     Appreciation
     (Depreciation) of
   Investments................    (9,600,626)
                                ------------
NET REALIZED AND UNREALIZED
    GAIN (LOSS) ON
    INVESTMENTS...............    (7,132,192)
                                ------------
NET INCREASE (DECREASE) IN NET
    ASSETS RESULTING FROM
    OPERATIONS................  $ (6,205,463)
                                ============

                                                           CORE TRUST (DELAWARE)

 STATEMENTS OF OPERATIONS (CONCLUDED)

--------------------------------------------------------------------------------

                                             SMALL CAP                         SMALL COMPANY
                                               VALUE                               VALUE
                                             PORTFOLIO                           PORTFOLIO
                                 ---------------------------------   ---------------------------------
                                    FOUR MONTHS           YEAR          FOUR MONTHS           YEAR
                                       ENDED             ENDED             ENDED             ENDED
                                 SEPTEMBER 30, 1999   MAY 31, 1999   SEPTEMBER 30, 1999   MAY 31, 1999
                                 ------------------   ------------   ------------------   ------------
INVESTMENT INCOME
 Dividend income..............       $  206,511       $   533,700       $   896,355       $  2,218,558
 Interest income..............          111,676           329,352            57,941            270,560
 Securities lending income
     (Note 2).................           16,144            52,810             4,637             40,894
                                     ----------       ------------      -----------       ------------
 TOTAL INVESTMENT INCOME......          334,331           915,862           958,933          2,530,012
                                     ----------       ------------      -----------       ------------
EXPENSES
 Advisory (Note 3)............          432,524         1,021,928           472,849          1,297,868
 Administration (Note 3)......           22,764            53,786            26,269             72,104
 Custody (Note 3).............            8,496            21,017             9,547             26,631
 Accounting (Note 3)..........           20,000            64,000            20,000             74,500
 Legal........................              254               357               292                547
 Audit........................           16,000            14,625            16,000             21,572
 Trustees.....................               86               201               112                277
 Pricing......................            1,883             3,458             2,956              5,468
 Amortization of organization
     costs (Note 2)...........                -                 -               640              1,920
 Miscellaneous................              386               506               514                710
                                     ----------       ------------      -----------       ------------
 TOTAL EXPENSES...............          502,393         1,179,878           549,179          1,501,597
    Fees waived (Note 4)......          (21,449)          (50,969)          (25,997)           (68,547)
                                     ----------       ------------      -----------       ------------
 NET EXPENSES.................          480,944         1,128,909           523,182          1,433,050
                                     ----------       ------------      -----------       ------------
 NET INVESTMENT INCOME
     (LOSS)...................         (146,613)         (213,047)          435,751          1,096,962
                                     ----------       ------------      -----------       ------------
NET REALIZED AND UNREALIZED
    GAIN (LOSS) ON INVESTMENTS
 Net Realized Gain (Loss) from
   Securities.................        4,186,619       (30,465,857)        2,279,774         (4,559,162)
   Foreign currency
       transactions...........                -                 -                 -                  -
   Financial futures
       transactions...........                -                 -                 -                  -
                                     ----------       ------------      -----------       ------------
 Net Realized Gain (Loss) from
     Investments..............        4,186,619       (30,465,857)        2,279,774         (4,559,162)
                                     ----------       ------------      -----------       ------------
 Net Change in Unrealized
     Appreciation
     (Depreciation) of
   Securities.................        5,216,949         9,548,982        (8,987,103)        (9,541,409)
   Foreign currency
       transactions...........                -                 -                 -                  -
   Financial futures
       transactions...........                -                 -                 -                  -
                                     ----------       ------------      -----------       ------------
 Net Change in Unrealized
     Appreciation
     (Depreciation) of
   Investments................        5,216,949         9,548,982        (8,987,103)        (9,541,409)
                                     ----------       ------------      -----------       ------------
NET REALIZED AND UNREALIZED
    GAIN (LOSS) ON
    INVESTMENTS...............        9,403,568       (20,916,875)       (6,707,329)       (14,100,571)
                                     ----------       ------------      -----------       ------------
NET INCREASE (DECREASE) IN NET
    ASSETS RESULTING FROM
    OPERATIONS................       $9,256,955       $(21,129,922)     $(6,271,578)      $(13,003,609)
                                     ==========       ============      ===========       ============
(a) Net of foreign withholding
    taxes of $825,997.
(b) Net of foreign withholding
    taxes of $2,251,666.
(c) Net of foreign withholding
    taxes of $111,167.
(d) Net of foreign withholding
    taxes of $175,078.
(e) Beginning of period,
    February 12, 1999.

See Notes to Financial Statements.

                                                           CORE TRUST (DELAWARE)

--------------------------------------------------------------------------------

                                           SMALL COMPANY                                                    INTERNATIONAL
                                              GROWTH                           INTERNATIONAL                    EQUITY
                                             PORTFOLIO                           PORTFOLIO                    PORTFOLIO
                                 ---------------------------------   ----------------------------------   ------------------
                                    FOUR MONTHS           YEAR          FOUR MONTHS           YEAR           FOUR MONTHS
                                       ENDED             ENDED             ENDED              ENDED             ENDED
                                 SEPTEMBER 30, 1999   MAY 31, 1999   SEPTEMBER 30, 1999   MAY 31, 1999    SEPTEMBER 30, 1999
                                 ------------------   ------------   ------------------   ------------    ------------------
INVESTMENT INCOME
 Dividend income..............      $  1,160,412      $ 3,134,738       $ 5,808,649(a)    $  12,099,251(b)    $   791,060(c)
 Interest income..............           542,393        2,205,073           697,479           4,278,287           50,754
 Securities lending income
     (Note 2).................             3,211                -            50,875             261,711            5,192
                                    ------------      ------------      -----------       -------------      -----------
 TOTAL INVESTMENT INCOME......         1,706,016        5,339,811         6,557,003          16,639,249          847,006
                                    ------------      ------------      -----------       -------------      -----------
EXPENSES
 Advisory (Note 3)............         2,116,131        6,579,692         1,223,197           3,937,758          632,379
 Administration (Note 3)......           117,563          365,538           407,732           1,312,586           26,349
 Custody (Note 3).............            28,513           88,108           141,739             562,901           25,542
 Accounting (Note 3)..........            29,000           88,500            40,500             129,500           28,000
 Legal........................             1,317            2,854            10,694               6,556            3,816
 Audit........................            19,000           26,633            18,000              38,507           16,000
 Trustees.....................               484            1,450               557               1,695              109
 Pricing......................             3,438            5,701            13,515              41,274            4,942
 Amortization of organization
     costs (Note 2)...........               648            1,944             2,024               6,072                -
 Miscellaneous................             2,228            3,620             2,516               4,507              454
                                    ------------      ------------      -----------       -------------      -----------
 TOTAL EXPENSES...............         2,318,322        7,164,040         1,860,474           6,041,356          737,591
    Fees waived (Note 4)......           (97,671)          (1,559)         (191,876)           (717,860)               -
                                    ------------      ------------      -----------       -------------      -----------
 NET EXPENSES.................         2,220,651        7,162,481         1,668,598           5,323,496          737,591
                                    ------------      ------------      -----------       -------------      -----------
 NET INVESTMENT INCOME
     (LOSS)...................          (514,635)      (1,822,670)        4,888,405          11,315,753          109,415
                                    ------------      ------------      -----------       -------------      -----------
NET REALIZED AND UNREALIZED
    GAIN (LOSS) ON INVESTMENTS
 Net Realized Gain (Loss) from
   Securities.................        57,486,291      (77,753,826)       34,739,409          87,310,735        2,641,824
   Foreign currency
       transactions...........                 -                -        (1,356,852)         (3,237,271)         (14,299)
   Financial futures
       transactions...........                 -                -                 -                   -                -
                                    ------------      ------------      -----------       -------------      -----------
 Net Realized Gain (Loss) from
     Investments..............        57,486,291      (77,753,826)       33,382,557          84,073,464        2,627,525
                                    ------------      ------------      -----------       -------------      -----------
 Net Change in Unrealized
     Appreciation
     (Depreciation) of
   Securities.................       (65,332,424)     (15,097,262)         (951,222)       (104,592,618)      13,301,834
   Foreign currency
       transactions...........                 -                -        (2,885,929)         (1,919,141)          13,888
   Financial futures
       transactions...........                 -                -                 -                   -                -
                                    ------------      ------------      -----------       -------------      -----------
 Net Change in Unrealized
     Appreciation
     (Depreciation) of
   Investments................       (65,332,424)     (15,097,262)       (3,837,151)       (106,511,759)      13,315,722
                                    ------------      ------------      -----------       -------------      -----------
NET REALIZED AND UNREALIZED
    GAIN (LOSS) ON
    INVESTMENTS...............        (7,846,133)     (92,851,088)       29,545,406         (22,438,295)      15,943,247
                                    ------------      ------------      -----------       -------------      -----------
NET INCREASE (DECREASE) IN NET
    ASSETS RESULTING FROM
    OPERATIONS................      $ (8,360,768)     $(94,673,758)     $34,433,811       $ (11,122,542)     $16,052,662
                                    ============      ============      ===========       =============      ===========
(a) Net of foreign withholding
    taxes of $825,997.
(b) Net of foreign withholding
    taxes of $2,251,666.
(c) Net of foreign withholding
    taxes of $111,167.
(d) Net of foreign withholding
    taxes of $175,078.
(e) Beginning of period,
    February 12, 1999.

                                 INTERNATIONAL
                                    EQUITY
                                   PORTFOLIO
                                ---------------
                                    PERIOD
                                     ENDED
                                MAY 31, 1999(E)
                                ---------------
INVESTMENT INCOME
 Dividend income..............    $1,089,495(d)
 Interest income..............       393,937
 Securities lending income
     (Note 2).................             -
                                  ----------
 TOTAL INVESTMENT INCOME......     1,483,432
                                  ----------
EXPENSES
 Advisory (Note 3)............       536,814
 Administration (Note 3)......        22,367
 Custody (Note 3).............        27,215
 Accounting (Note 3)..........        29,286
 Legal........................         8,173
 Audit........................        20,000
 Trustees.....................         3,385
 Pricing......................           885
 Amortization of organization
     costs (Note 2)...........             -
 Miscellaneous................           179
                                  ----------
 TOTAL EXPENSES...............       648,304
    Fees waived (Note 4)......       (22,367)
                                  ----------
 NET EXPENSES.................       625,937
                                  ----------
 NET INVESTMENT INCOME
     (LOSS)...................       857,495
                                  ----------
NET REALIZED AND UNREALIZED
    GAIN (LOSS) ON INVESTMENTS
 Net Realized Gain (Loss) from
   Securities.................      (121,711)
   Foreign currency
       transactions...........         1,902
   Financial futures
       transactions...........             -
                                  ----------
 Net Realized Gain (Loss) from
     Investments..............      (119,809)
                                  ----------
 Net Change in Unrealized
     Appreciation
     (Depreciation) of
   Securities.................     5,209,005
   Foreign currency
       transactions...........       (12,932)
   Financial futures
       transactions...........             -
                                  ----------
 Net Change in Unrealized
     Appreciation
     (Depreciation) of
   Investments................     5,196,073
                                  ----------
NET REALIZED AND UNREALIZED
    GAIN (LOSS) ON
    INVESTMENTS...............     5,076,264
                                  ----------
NET INCREASE (DECREASE) IN NET
    ASSETS RESULTING FROM
    OPERATIONS................    $5,933,759
                                  ==========
(a) Net of foreign withholding
    taxes of $825,997.
(b) Net of foreign withholding
    taxes of $2,251,666.
(c) Net of foreign withholding
    taxes of $111,167.
(d) Net of foreign withholding
    taxes of $175,078.
(e) Beginning of period,
    February 12, 1999.

                                                           CORE TRUST (DELAWARE)

 STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                      INCOME       DISCIPLINED
                                     INDEX            EQUITY          GROWTH
                                   PORTFOLIO        PORTFOLIO       PORTFOLIO
                                   ---------        ---------       ---------
NET ASSETS, MAY 31, 1997......   $  455,992,618   $            -   $          -
                                 --------------   --------------   ------------
OPERATIONS
 Net investment income
     (loss)...................       18,212,835       27,302,997        418,520
 Net realized gain (loss) from
     investments..............       40,577,843       21,124,145     (4,466,320)
 Net change in unrealized
     appreciation
     (depreciation) of
     investments..............      232,315,725      331,743,519     11,172,163
                                 --------------   --------------   ------------
NET INCREASE (DECREASE) IN NET
    ASSETS RESULTING FROM
    OPERATIONS................      291,106,403      380,170,661      7,124,363
                                 --------------   --------------   ------------
TRANSACTIONS IN INVESTORS'
    BENEFICIAL INTERESTS
 Contributions (Note 8).......      791,000,962    1,656,178,203    127,393,238
 Withdrawals..................     (152,820,060)     (80,546,731)    (3,752,382)
                                 --------------   --------------   ------------
 Net increase from
     transactions in
     investors' beneficial
     interest.................      638,180,902    1,575,631,472    123,640,856
                                 --------------   --------------   ------------
NET INCREASE IN NET ASSETS....      929,287,305    1,955,802,133    130,765,219
                                 --------------   --------------   ------------
NET ASSETS, MAY 31, 1998
    (A).......................    1,385,279,923    1,955,802,133    130,765,219
                                 --------------   --------------   ------------
OPERATIONS
 Net investment income
     (loss)...................       21,141,735       32,382,110        245,235
 Net realized gain (loss) from
     investments..............       26,353,322       10,703,154     (3,141,344)
 Net change in unrealized
     appreciation
     (depreciation) of
     investments..............      247,309,848      273,274,958     24,845,328
                                 --------------   --------------   ------------
NET INCREASE (DECREASE) IN NET
    ASSETS RESULTING FROM
    OPERATIONS................      294,804,905      316,360,222     21,949,219
                                 --------------   --------------   ------------
TRANSACTIONS IN INVESTORS'
    BENEFICIAL INTERESTS
 Contributions................      338,399,367      299,593,165     56,556,716
 Withdrawals..................     (187,842,788)    (153,177,747)   (20,286,491)
                                 --------------   --------------   ------------
 Net increase (decrease) from
     transactions in
     investors' beneficial
     interest.................      150,556,579      146,415,418     36,270,225
                                 --------------   --------------   ------------
NET INCREASE (DECREASE) IN NET
    ASSETS....................      445,361,484      462,775,640     58,219,444
                                 --------------   --------------   ------------
NET ASSETS, MAY 31, 1999......    1,830,641,407    2,418,577,773    188,984,663
                                 --------------   --------------   ------------
OPERATIONS
 Net investment income
     (loss)...................        7,070,132       12,171,160        (26,104)
 Net realized gain (loss) from
     investments..............       17,917,926       55,447,612      4,099,644
 Net change in unrealized
     appreciation
     (depreciation) of
     investments..............     (247,065,769)    (176,477,105)    (4,448,279)
                                 --------------   --------------   ------------
NET INCREASE (DECREASE) IN NET
    ASSETS RESULTING FROM
    OPERATIONS................     (222,077,711)    (108,858,333)      (374,739)
                                 --------------   --------------   ------------
TRANSACTIONS IN INVESTORS'
    BENEFICIAL INTERESTS
 Contributions................      168,104,830      170,936,080     24,852,681
 Withdrawals..................     (193,109,864)     (26,092,846)   (12,063,373)
                                 --------------   --------------   ------------
 Net increase (decrease) from
     transactions in
     investors' beneficial
     interest.................      (25,005,034)     144,843,234     12,789,308
                                 --------------   --------------   ------------
NET INCREASE (DECREASE) IN NET
    ASSETS....................     (247,082,745)      35,984,901     12,414,569
                                 --------------   --------------   ------------
NET ASSETS, SEPTEMBER 30,
    1999......................   $1,583,558,662   $2,454,562,674   $201,399,232
                                 ==============   ==============   ============
(a) Beginning of Period.......      Jun 1, 1997      Jun 1, 1997    Oct 1, 1997

See Notes to Financial Statements.

                                                           CORE TRUST (DELAWARE)

     FOR THE YEARS OR PERIODS ENDED MAY 31, 1998, MAY 31, 1999 AND SEPTEMBER 30,
                                                                            1999
--------------------------------------------------------------------------------

                                     LARGE
                                    COMPANY        SMALL CAP      SMALL CAP     SMALL COMPANY   SMALL COMPANY
                                     GROWTH          INDEX          VALUE           VALUE          GROWTH       INTERNATIONAL
                                   PORTFOLIO       PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                   ---------       ---------      ---------       ---------       ---------       ---------
NET ASSETS, MAY 31, 1997......   $            -   $          -   $          -   $          -    $          -    $539,296,879
                                 --------------   ------------   ------------   ------------    -------------   -------------
OPERATIONS
 Net investment income
     (loss)...................         (254,889)       190,716       (103,303)     1,194,736      (3,539,839)     10,517,288
 Net realized gain (loss) from
     investments..............      103,483,455        (31,860)    (2,328,929)    49,410,647     157,449,385      18,785,716
 Net change in unrealized
     appreciation
     (depreciation) of
     investments..............      175,686,535     (6,730,568)     5,377,263      1,904,286      (8,948,010)     78,979,779
                                 --------------   ------------   ------------   ------------    -------------   -------------
NET INCREASE (DECREASE) IN NET
    ASSETS RESULTING FROM
    OPERATIONS................      278,915,101     (6,571,712)     2,945,031     52,509,669     144,961,536     108,282,783
                                 --------------   ------------   ------------   ------------    -------------   -------------
TRANSACTIONS IN INVESTORS'
    BENEFICIAL INTERESTS
 Contributions (Note 8).......    1,039,939,974    130,179,195    109,215,794    182,821,915     893,179,444     406,915,054
 Withdrawals..................     (236,856,954)    (1,115,038)    (7,890,976)   (87,806,139)   (144,077,860)   (103,309,130)
                                 --------------   ------------   ------------   ------------    -------------   -------------
 Net increase from
     transactions in
     investors' beneficial
     interest.................      803,083,020    129,064,157    101,324,818     95,015,776     749,101,584     303,605,924
                                 --------------   ------------   ------------   ------------    -------------   -------------
NET INCREASE IN NET ASSETS....    1,081,998,121    122,492,445    104,269,849    147,525,445     894,063,120     411,888,707
                                 --------------   ------------   ------------   ------------    -------------   -------------
NET ASSETS, MAY 31, 1998
    (A).......................    1,081,998,121    122,492,445    104,269,849    147,525,445     894,063,120     951,185,586
                                 --------------   ------------   ------------   ------------    -------------   -------------
OPERATIONS
 Net investment income
     (loss)...................       (2,686,598)       926,729       (213,047)     1,096,962      (1,822,670)     11,315,753
 Net realized gain (loss) from
     investments..............      181,443,136      2,468,434    (30,465,857)    (4,559,162)    (77,753,826)     84,073,464
 Net change in unrealized
     appreciation
     (depreciation) of
     investments..............      267,110,572     (9,600,626)     9,548,982     (9,541,409)    (15,097,262)   (106,511,759)
                                 --------------   ------------   ------------   ------------    -------------   -------------
NET INCREASE (DECREASE) IN NET
    ASSETS RESULTING FROM
    OPERATIONS................      445,867,110     (6,205,463)   (21,129,922)   (13,003,609)    (94,673,758)    (11,122,542)
                                 --------------   ------------   ------------   ------------    -------------   -------------
TRANSACTIONS IN INVESTORS'
    BENEFICIAL INTERESTS
 Contributions................      761,913,767     38,398,557     56,411,434     58,867,576      87,802,760     138,115,465
 Withdrawals..................     (442,325,167)   (17,939,415)   (13,783,251)   (24,741,714)   (153,483,916)   (280,972,859)
                                 --------------   ------------   ------------   ------------    -------------   -------------
 Net increase (decrease) from
     transactions in
     investors' beneficial
     interest.................      319,588,600     20,459,142     42,628,183     34,125,862     (65,681,156)   (142,857,394)
                                 --------------   ------------   ------------   ------------    -------------   -------------
NET INCREASE (DECREASE) IN NET
    ASSETS....................      765,455,710     14,253,679     21,498,261     21,122,253    (160,354,914)   (153,979,936)
                                 --------------   ------------   ------------   ------------    -------------   -------------
NET ASSETS, MAY 31, 1999......    1,847,453,831    136,746,124    125,768,110    168,647,698     733,708,206     797,205,650
                                 --------------   ------------   ------------   ------------    -------------   -------------
OPERATIONS
 Net investment income
     (loss)...................         (504,243)       245,646       (146,613)       435,751        (514,635)      4,888,405
 Net realized gain (loss) from
     investments..............       37,071,984     (1,007,763)     4,186,619      2,279,774      57,486,291      33,382,557
 Net change in unrealized
     appreciation
     (depreciation) of
     investments..............      (53,035,427)     1,965,868      5,216,949     (8,987,103)    (65,332,424)     (3,837,151)
                                 --------------   ------------   ------------   ------------    -------------   -------------
NET INCREASE (DECREASE) IN NET
    ASSETS RESULTING FROM
    OPERATIONS................      (16,467,686)     1,203,751      9,256,955     (6,271,578)     (8,360,768)     34,433,811
                                 --------------   ------------   ------------   ------------    -------------   -------------
TRANSACTIONS IN INVESTORS'
    BENEFICIAL INTERESTS
 Contributions................      431,740,313     45,525,219     68,898,740     25,136,140      31,454,531      96,548,384
 Withdrawals..................     (224,349,198)   (29,088,202)   (30,897,285)   (35,351,689)    (89,225,197)   (124,268,364)
                                 --------------   ------------   ------------   ------------    -------------   -------------
 Net increase (decrease) from
     transactions in
     investors' beneficial
     interest.................      207,391,115     16,437,017     38,001,455    (10,215,549)    (57,770,666)    (27,719,980)
                                 --------------   ------------   ------------   ------------    -------------   -------------
NET INCREASE (DECREASE) IN NET
    ASSETS....................      190,923,429     17,640,768     47,258,410    (16,487,127)    (66,131,434)      6,713,831
                                 --------------   ------------   ------------   ------------    -------------   -------------
NET ASSETS, SEPTEMBER 30,
    1999......................   $2,038,377,260   $154,386,892   $173,026,520   $152,160,571    $667,576,772    $803,919,481
                                 ==============   ============   ============   ============    =============   =============
(a) Beginning of Period.......      Jun 1, 1997    Apr 9, 1998    Oct 1, 1997    Jun 1, 1997     Jun 1, 1997     Jun 1, 1997


                                INTERNATIONAL
                                   EQUITY
                                  PORTFOLIO
                                  ---------
NET ASSETS, MAY 31, 1997......  $          -
                                ------------
OPERATIONS
 Net investment income
     (loss)...................             -
 Net realized gain (loss) from
     investments..............             -
 Net change in unrealized
     appreciation
     (depreciation) of
     investments..............             -
                                ------------
NET INCREASE (DECREASE) IN NET
    ASSETS RESULTING FROM
    OPERATIONS................             -
                                ------------
TRANSACTIONS IN INVESTORS'
    BENEFICIAL INTERESTS
 Contributions (Note 8).......             -
 Withdrawals..................             -
                                ------------
 Net increase from
     transactions in
     investors' beneficial
     interest.................             -
                                ------------
NET INCREASE IN NET ASSETS....             -
                                ------------
NET ASSETS, MAY 31, 1998
    (A).......................             -
                                ------------
OPERATIONS
 Net investment income
     (loss)...................       857,495
 Net realized gain (loss) from
     investments..............      (119,809)
 Net change in unrealized
     appreciation
     (depreciation) of
     investments..............     5,196,073
                                ------------
NET INCREASE (DECREASE) IN NET
    ASSETS RESULTING FROM
    OPERATIONS................     5,933,759
                                ------------
TRANSACTIONS IN INVESTORS'
    BENEFICIAL INTERESTS
 Contributions................   154,175,553
 Withdrawals..................    (5,557,182)
                                ------------
 Net increase (decrease) from
     transactions in
     investors' beneficial
     interest.................   148,618,371
                                ------------
NET INCREASE (DECREASE) IN NET
    ASSETS....................   154,552,130
                                ------------
NET ASSETS, MAY 31, 1999......   154,552,130
                                ------------
OPERATIONS
 Net investment income
     (loss)...................       109,415
 Net realized gain (loss) from
     investments..............     2,627,525
 Net change in unrealized
     appreciation
     (depreciation) of
     investments..............    13,315,722
                                ------------
NET INCREASE (DECREASE) IN NET
    ASSETS RESULTING FROM
    OPERATIONS................    16,052,662
                                ------------
TRANSACTIONS IN INVESTORS'
    BENEFICIAL INTERESTS
 Contributions................    19,384,770
 Withdrawals..................   (39,444,602)
                                ------------
 Net increase (decrease) from
     transactions in
     investors' beneficial
     interest.................   (20,059,832)
                                ------------
NET INCREASE (DECREASE) IN NET
    ASSETS....................    (4,007,170)
                                ------------
NET ASSETS, SEPTEMBER 30,
    1999......................  $150,544,960
                                ============
(a) Beginning of Period.......  Feb 12, 1999

                                                           CORE TRUST (DELAWARE)

 FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                       RATIOS TO AVERAGE NET ASSETS(A)
                                       ----------------------------------------------------------------
                                       NET INVESTMENT INCOME (LOSS)   NET EXPENSES   GROSS EXPENSES(C)    PORTFOLIO TURNOVER RATE
                                       ----------------------------   ------------   -----------------    -----------------------
 INDEX PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
  June 1, 1999 to September 30,
    1999.............................              1.25%                 0.18%             0.23%                    11%
  June 1, 1998 to May 31, 1999.......              1.35%                 0.18%             0.23%                     4%
  June 1, 1997 to May 31, 1998.......              1.60%                 0.19%             0.24%                     7%
  June 1, 1996 to May 31, 1997.......              2.03%                 0.11%             0.31%                     7%
  November 1, 1995 to May 31, 1996...              2.35%                 0.17%             0.32%                     7%
  November 11, 1994 (b) to October
    31, 1995.........................              2.42%                 0.17%             0.33%                     8%
 INCOME EQUITY PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
  June 1, 1999 to September 30,
    1999.............................              1.43%                 0.54%             0.57%                     5%
  June 1, 1998 to May 31, 1999.......              1.53%                 0.55%             0.57%                     3%
  June 1, 1997 (b) to May 31, 1998...              1.76%                 0.52%             0.57%                     3%
 DISCIPLINED GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
  June 1, 1999 to September 30,
    1999.............................             (0.04%)                0.97%             1.02%                    21%
  June 1, 1998 to May 31, 1999.......              0.15%                 0.97%             1.02%                    90%
  October 1, 1997 (b) to May 31,
    1998.............................              0.55%                 1.01%             1.06%                    68%
 LARGE COMPANY GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
  June 1, 1999 to September 30,
    1999.............................             (0.07%)                0.69%             0.72%                     5%
  June 1, 1998 to May 31, 1999.......             (0.19%)                0.71%             0.72%                    28%
  June 1, 1997 (b) to May 31, 1998...             (0.03%)                0.67%             0.73%                    13%
 SMALL CAP INDEX PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
  June 1, 1999 to September 30,
    1999.............................              0.53%                 0.44%             0.50%                    23%
  June 1, 1998 to May 31, 1999.......              0.76%                 0.44%             0.48%                    26%
  April 9, 1998 (b) to May 31,
    1998.............................              1.04%                 0.52%             0.54%                     2%
 SMALL CAP VALUE PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
  June 1, 1999 to September 30,
    1999.............................             (0.32%)                1.06%             1.10%                    49%
  June 1, 1998 to May 31, 1999.......             (0.20%)                1.05%             1.10%                   108%
  October 1, 1997 (b) to May 31,
    1998.............................             (0.17%)                1.08%             1.13%                    79%
 SMALL COMPANY VALUE PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
  June 1, 1999 to September 30,
    1999.............................              0.83%                 1.00%             1.04%                    28%
  June 1, 1998 to May 31, 1999.......              0.76%                 0.99%             1.04%                    97%
  June 1, 1997 (b) to May 31, 1998...              0.69%                 0.99%             1.04%                    99%
 SMALL COMPANY GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
  June 1, 1999 to September 30,
    1999.............................             (0.22%)                0.94%             0.98%                    55%
  June 1, 1998 to May 31, 1999.......             (0.25%)                0.98%             0.98%                   154%
  June 1, 1997 (b) to May 31, 1998...             (0.41%)                0.93%             0.98%                   123%
 INTERNATIONAL PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
  June 1, 1999 to September 30,
    1999.............................              1.79%                 0.61%             0.68%                    23%
  June 1, 1998 to May 31, 1999.......              1.29%                 0.61%             0.69%                    94%
  June 1, 1997 to May 31, 1998.......              1.23%                 0.66%             0.68%                    37%
  June 1, 1996 to May 31, 1997.......              1.53%                 0.19%             0.67%                    53%
  November 1, 1995 to May 31, 1996...              1.75%                 0.23%             0.68%                    18%
  November 11, 1994 (b) to October
    31, 1995.........................              1.94%                 0.25%             0.70%                    28%
 INTERNATIONAL EQUITY PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
  June 1, 1999 to September 30,
    1999.............................              0.21%                 1.40%             1.40%                    11%
  February 12, 1999 (b) to May 31,
    1999.............................              1.92%                 1.40%             1.45%                    12%

----------------------------------
(a) Ratios for periods of less than one year are annualized.

(b) Commencement of operations.

(c) During each period, various fees and expenses were waived and reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 4).

See Notes to Financial Statements.

                                                           CORE TRUST (DELAWARE)

 NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

 NOTE 1. ORGANIZATION

Core Trust (Delaware) ("Core Trust") is organized as a Delaware business trust and is registered as an open-end management investment company under the Investment Company Act of 1940 (the "Act"). Core Trust currently has twenty-one separate investment portfolios. These financial statements relate to ten diversified portfolios (individually, a "Portfolio" and, collectively, the "Portfolios"), which commenced operations on the following dates:

Index Portfolio.........................  November 11, 1994
Income Equity Portfolio.................  June 1, 1997
Disciplined Growth Portfolio............  October 1, 1997
Large Company Growth Portfolio..........  June 1, 1997
Small Cap Index Portfolio...............  April 9, 1998
Small Cap Value Portfolio...............  October 1, 1997
Small Company Value Portfolio...........  June 1, 1997
Small Company Growth Portfolio..........  June 1, 1997
International Portfolio.................  November 11, 1994
International Equity Portfolio..........  February 12, 1999

Interests in the Portfolios are sold in private placement transactions without any sales charges to qualified investors, including open-end management investment companies.

 NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the
Portfolios:

SECURITIES VALUATION--Each Portfolio determines its net asset value at 4:00 PM, Eastern Time, on each Portfolio business day. Short-term securities that mature in sixty days or less are valued at amortized cost. Equity securities for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services. If no sales are reported, the mean of the last bid and ask price is used. If no mean price is available, the last bid price is used. Fixed income and other securities, for which market quotations are readily available, are valued using the last bid price provided by independent pricing services. In the absence of readily available market quotations, securities are valued at fair value determined in accordance with procedures adopted by the Board of Trustees.

SECURITY TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. With respect to dividends on foreign securities, certain instances may arise where a Portfolio is not notified of a dividend until after the ex-dividend date has passed. In these instances, a dividend is recorded as soon as the Portfolio is informed of the dividend. Dividend income is recorded net of unrecoverable withholding tax. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts. Identified cost of investments sold is used to determine realized gains and losses for both financial statement and federal income tax purposes. Foreign dividend and interest income amounts and realized capital gains and losses are converted to U.S. dollars using foreign exchange rates in effect at the date of the transactions.

Foreign currency amounts are translated into U.S. dollars at the mean of the bid and ask price of such currencies against U.S. dollars as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and
(ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

International Portfolio and International Equity Portfolio may enter into forward contracts to purchase or sell foreign currencies to protect against the effect on the U.S. dollar value of the underlying portfolio of possible adverse movements in foreign exchange rates. Risks associated with such contracts include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. Fluctuations in the value of such contracts are recorded as unrealized gain or loss; realized gain or loss includes net gain or loss on contracts that have terminated by settlement or by the Portfolio entering into offsetting commitments.

FUTURES CONTRACTS--Each Portfolio may invest in futures contracts to enhance return and hedge against a decline in the value of securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract, the Portfolio is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Portfolio agrees to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolio as unrealized gain or loss. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the

                                                           CORE TRUST (DELAWARE)

--------------------------------------------------------------------------------

 NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

time it was closed. The potential risk to the Portfolio is that the change in value of the underlying securities may not correlate to the change in value of the contracts.

FEDERAL TAXES--The Portfolios are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gain and loss of the Portfolios are deemed to have been "passed through" to the interestholders in proportion to their holdings of the Portfolios regardless of whether such interest, dividends or gain have been distributed by the Portfolios.

EXPENSE ALLOCATION--Core Trust accounts separately for the assets and liabilities and operations of each Portfolio. Expenses that are directly attributable to more than one Portfolio are allocated among the respective Portfolios.

ORGANIZATION COSTS--The costs incurred by certain Portfolios in connection with their organization have been capitalized and are being amortized using the straight-line method over a five-year period beginning on the commencement of the Portfolios' operations.

REPURCHASE AGREEMENTS--Each Portfolio may invest in repurchase agreements. The Portfolios, through their custodian, receive delivery of the underlying collateral, whose market value must always exceed the repurchase price. In the event of default, a Portfolio may have difficulties with the disposition of the collateral.

SECURITY LOANS--The Portfolios may receive fees or retain a portion of interest on the investment securities or cash received as collateral for lending securities. A Portfolio also continues to receive interest or dividends on the securities loaned. Security loans are secured by collateral whose market value must always exceed the market value of the securities loaned plus accrued interest. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Portfolio.

 NOTE 3. ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER--The investment adviser of each Portfolio, except International Portfolio and International Equity Portfolio, is Norwest Investment Management, Inc. ("Adviser"), a wholly owned subsidiary of Norwest Bank Minnesota, N.A. ("Norwest"). Norwest is a subsidiary of Wells Fargo & Company. The investment adviser of International Portfolio is Schroder Investment Management North America, Inc. ("Schroder"). Schroder is a wholly owned U.S. subsidiary of Schroder Inc., which is a wholly owned U.S. subsidiary of Schroder plc. The investment adviser of International Equity Portfolio is Wells Fargo Bank ("WFB"). WFB is a wholly owned subsidiary of Wells Fargo & Company. The Adviser and WFB have retained the services of certain of their affiliates as investment subadvisers (Peregrine Capital Management, Inc., Smith Asset Management Group, L.P. and Wells Capital Management Inc. ("WCM")) on selected Portfolios. The fees related to subadviser services are borne directly by the Adviser and WFB and do not increase the overall fees paid by the Portfolios to the Adviser and WFB. The investment advisory fee and the associated subadviser is as follows:

                                           INVESTMENT
                                          ADVISORY FEE                  SUBADVISER
                                          ------------                  ----------
Index Portfolio.........................      0.15%                         -
Income Equity Portfolio.................      0.50%                         -
Disciplined Growth Portfolio............      0.90%      Smith Asset Management Group, L.P.
Large Company Growth Portfolio..........      0.65%      Peregrine Capital Management, Inc.
Small Cap Index Portfolio...............      0.25%                         -
Small Cap Value Portfolio...............      0.95%      Smith Asset Management Group, L.P.
Small Company Value Portfolio...........      0.90%      Peregrine Capital Management, Inc.
Small Company Growth Portfolio..........      0.90%      Peregrine Capital Management, Inc.
International Portfolio.................      0.45%                         -
International Equity Portfolio..........      1.20%      Wells Capital Management Inc.

ADMINISTRATION AND OTHER SERVICE PROVIDERS--Forum Administrative Services, LLC ("FAdS") is the administrator to Core Trust and receives a fee with respect to each Portfolio (other than International Portfolio) at an annual rate of 0.05% of each Portfolio's average daily net assets. With respect to International Portfolio, FAdS receives a fee at an annual rate of 0.15% of the Portfolio's average daily net assets.

Norwest serves as the custodian for each Portfolio and may appoint subcustodians for foreign securities and other assets held in foreign countries. For its custody services, Norwest receives a fee with respect to each Portfolio (other than International Portfolio and International Equity Portfolio) at an annual rate of 0.02% of the first $100 million of each Portfolio's average daily net assets, 0.015% of the average daily net assets of each Portfolio with respect to the next $100 million and 0.01% of the average daily net assets of each Portfolio in excess of $200 million. With respect to each of International Portfolio and International Equity Portfolio, Norwest receives a fee at an annual rate of 0.07% of each Portfolio's average daily net assets. Norwest also receives transaction fees for providing services in connection with the securities lending program.

Forum Accounting Services, LLC, an affiliate of FAdS, provides portfolio accounting and interestholder recordkeeping services to each Portfolio.

                                                           CORE TRUST (DELAWARE)

--------------------------------------------------------------------------------

 NOTE 4. WAIVERS AND REIMBURSEMENT OF EXPENSES

For the four months ended September 30, 1999, fees waived and expenses reimbursed by the Portfolios' service providers were as follows:

                                                                         TOTAL FEES
                                                           EXPENSES      WAIVED AND
                                           FEES WAIVED   REIMBURSED BY    EXPENSES
                                             BY FADS         FADS        REIMBURSED
                                          -------------  -------------  -------------
Index Portfolio.........................    $283,098       $  3,474       $286,572
Income Equity Portfolio.................     257,478              -        257,478
Disciplined Growth Portfolio............      34,593          1,779         36,372
Large Company Growth Portfolio..........     213,833              -        213,833
Small Cap Index Portfolio...............      22,994          2,687         25,681
Small Cap Value Portfolio...............      21,449              -         21,449
Small Company Value Portfolio...........      25,997              -         25,997
Small Company Growth Portfolio..........      97,671              -         97,671

Schroder waived investment advisory fees of $191,876 for International
Portfolio.

For the year ended May 31, 1999, fees waived by the Portfolios' service providers were as follows:

                                           FEES WAIVED
                                             BY FADS
                                             -------
Index Portfolio.........................    $779,240
Income Equity Portfolio.................     425,107
Disciplined Growth Portfolio............      79,837
Large Company Growth Portfolio..........     137,320
Small Cap Index Portfolio...............      54,976
Small Cap Value Portfolio...............      50,969
Small Company Value Portfolio...........      68,547
Small Company Growth Portfolio..........       1,559
International Equity Portfolio..........      22,637

Schroder waived investment advisory fees of $717,860 for International
Portfolio.

 NOTE 5. SECURITIES TRANSACTIONS

The following table presents the federal tax cost basis of investments and related gross unrealized appreciation and depreciation for federal income tax purposes as of September 30, 1999:

                                                                      UNREALIZED
                                                    ----------------------------------------------       TAX
                                                     APPRECIATION    (DEPRECIATION)       NET         COST BASIS
                                                     ------------    --------------       ---         ----------
Index Portfolio...................................  $  600,370,707    $(76,717,373)  $523,653,334   $1,061,548,635
Income Equity Portfolio...........................     988,802,993     (85,138,913)   903,664,080    1,547,677,175
Disciplined Growth Portfolio......................      40,911,179      (9,770,333)    31,140,846      168,022,253
Large Company Growth Portfolio....................     828,767,096     (86,500,933)   742,266,163    1,296,470,700
Small Cap Index Portfolio.........................      17,494,356     (32,617,336)   (15,122,980)     168,281,300
Small Cap Value Portfolio.........................      26,398,242      (6,255,327)    20,142,915      152,621,667
Small Company Value Portfolio.....................      14,341,396     (18,757,028)    (4,415,632)     155,608,649
Small Company Growth Portfolio....................      99,617,624     (41,018,268)    58,599,356      618,452,240
International Portfolio...........................     137,931,767     (43,261,460)    94,670,307      709,658,814
International Equity Portfolio....................      23,999,782      (7,786,447)    16,213,335      132,358,959

                                                           CORE TRUST (DELAWARE)

--------------------------------------------------------------------------------

 NOTE 5. SECURITIES TRANSACTIONS (CONTINUED)

The following table presents the cost of purchases and proceeds from sales (including maturities) of securities (excluding short-term investments) during the four months ending September 30, 1999, and the year ended May 31, 1999:

                                                        FOUR MONTH PERIOD                FOR THE YEAR
                                                     ENDED SEPTEMBER 30, 1999         ENDED MAY 31, 1999
                                                    --------------------------  ------------------------------
                                                      COST OF       PROCEEDS       COST OF         PROCEEDS
                                                     PURCHASES     FROM SALES     PURCHASES       FROM SALES
                                                     ---------     ----------     ---------       ----------
Index Portfolio...................................  $190,282,208  $179,041,589  $  208,621,074  $   55,255,404
Income Equity Portfolio...........................   240,634,655   115,168,391     204,190,270      66,188,047
Disciplined Growth Portfolio......................    54,291,755    42,341,878     160,928,780     144,621,644
Large Company Growth Portfolio....................   329,506,988   106,496,071     635,306,952     381,966,535
Small Cap Index Portfolio.........................    38,696,209    30,422,548      57,133.442      30,458,668
Small Cap Value Portfolio.........................    95,228,700    63,812,132     157,962,228     110,659,107
Small Company Value Portfolio.....................    43,558,242    55,017,035     171,376,287     135,736,066
Small Company Growth Portfolio....................   372,461,790   425,373,548   1,071,763,968   1,150,267,944
International Portfolio...........................   194,782,327   168,966,315     653,087,812     801,606,226
International Equity Portfolio....................    17,429,953    34,198,928     160,714,572      18,657,476

 NOTE 6. PORTFOLIO SECURITIES LOANED

As of September 30, 1999, certain Portfolios had loaned portfolio investments in return for securities and cash collateral, which were invested in various short-term fixed income securities. The risks to a Portfolio from securities lending are that the borower may not provide additional collateral when required or return the securities when due or when called for by the Portfolio. The value of the securities on loan and the value of the related collateral were as follows:

                                           SECURITIES     COLLATERAL
                                           ----------     ----------
Index Portfolio.........................  $253,513,030   $259,210,830
Income Equity Portfolio.................   165,158,245    167,861,154
Disciplined Growth Portfolio............    50,103,699     50,735,213
Large Company Growth Portfolio..........   160,775,746    166,752,238
Small Cap Index Portfolio...............     6,107,611      6,351,627
Small Cap Value Portfolio...............    13,006,588     13,417,813
Small Company Value Portfolio...........     5,509,043      5,862,363
International Portfolio.................    65,178,617     68,281,600
International Equity Portfolio..........     7,966,584      8,171,670

 NOTE 7. CONCENTRATION OF CREDIT RISK

International Portfolio and International Equity Portfolio invest in countries which may involve greater risks. The consequences of political, social and economic events in these markets may have disruptive effects on the market prices of the Portfolios' investments.

 NOTE 8. CONTRIBUTION OF SECURITIES

After the close of business on May 31, 1997, International Portfolio (prior to June 1, 1997, named International Portfolio II) merged with a former portfolio of Core Trust. In that transaction International Portfolio acquired the assets and assumed the liabilities of the former portfolio in exchange for an interest in International Portfolio equal in value to the net assets of the former portfolio. The former portfolio had the same investment objective and investment policies as International Portfolio. The merger, which was not subject to interestholder approval, was accomplished without the recognition of gain or loss. The former portfolio contributed net assets with a value of $232,334,610 and the net assets of International Portfolio immediately after the transaction were $771,507,344.

Also after the close of business on May 31, 1997, Small Company Portfolio (a former Portfolio of Core Trust) divided into three portfolios - Small Company Stock Portfolio, Small Company Growth Portfolio and Small Company Value Portfolio. The assets of Small Company Portfolio (and the related liabilities) were divided in accordance with the investment style to which the assets had been allocated. This transaction, which was not subject to interestholder approval, was accomplished without the recognition of gain or loss. Small Company Portfolio's net assets were divided as follows: Small Company Stock Portfolio, $178,533,353; Small Company Growth Portfolio, $167,525,486; and Small Company Value Portfolio, $165,287,781.

                                                           CORE TRUST (DELAWARE)

 NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

--------------------------------------------------------------------------------

 NOTE 8. CONTRIBUTION OF SECURITIES (CONTINUED)

In connection with the above transaction and the contemporaneous commencement of operations of certain other Portfolios on June 1, 1997, certain investors contributed all or a portion of their net assets to the portfolios listed in the following table:

                                             INVESTOR CONTRIBUTIONS
                                          ----------------------------
                                               NET        UNREALIZED
PORTFOLIO                                    ASSETS       GAIN/(LOSS)
---------                                 -------------  -------------
Index Portfolio.........................  $512,437,536   $115,520,269
Income Equity Portfolio.................   955,691,053    110,368,720
Large Company Growth Portfolio..........   615,745,586    276,554,260
Small Company Value Portfolio...........   165,287,781     13,216,619
Small Company Growth Portfolio..........   756,220,600    150,549,039
International Portfolio.................   232,334,610     33,714,226

Additionally, on September 15, 1997, certain investors contributed net assets to the Portfolios listed in the following table:

                                             INVESTOR CONTRIBUTIONS
                                          ----------------------------
                                               NET        UNREALIZED
PORTFOLIO                                    ASSETS          GAIN
---------                                 -------------  -------------
Income Equity Portfolio.................  $477,132,067   $190,138,062
Small Company Growth Portfolio..........   140,475,014     40,180,322

 NOTE 9. PORTFOLIO REORGANIZATIONS

On April 22, 1999, the Board of Trustees of Core Trust approved the reorganization of certain Portfolios managed by the Adviser, Schroder and WFB (the "Norwest Portfolios") into separate portfolios of Wells Fargo Core Trust, another open-end registered management investment company. Each Wells Fargo Core Trust portfolio will have substantially similar investment objectives and policies as its corresponding Norwest Portfolio. The reorganization is part of a plan to centralize the management of the Norwest Portfolios and Norwest Advantage Funds, the principal interestholder, under a common Board of Trustees. Pursuant to Core Trust's Trust Instrument, the reorganization does not require interestholder approval.

                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS                                     SEPTEMBER 30, 1999

--------------------------------------------------------------------------------

     FACE/SHARE                         SECURITY
       AMOUNT                          DESCRIPTION                     VALUE

---------------------------------------------------------------------------------
                                 INDEX PORTFOLIO
---------------------------------------------------------------------------------
COMMON STOCK (97.8%)
AGRICULTURAL PRODUCTION-CROPS (0.1%)
         47,800         Nabisco Group Holdings Corp.               $      717,000
         35,100         Pioneer Hi-Bred International, Inc.             1,397,419
                                                                   --------------
                                                                        2,114,419
                                                                   --------------
AMUSEMENT & RECREATION SERVICES (0.5%)
         18,800         Harrah's Entertainment, Inc.*                     521,700
        302,100         Walt Disney Co.*#                               7,816,838
                                                                   --------------
                                                                        8,338,538
                                                                   --------------
APPAREL & ACCESSORY STORES (0.5%)
        125,600         Gap, Inc.                                       4,019,200
         20,500         Nordstrom, Inc.                                   553,500
         31,400         Limited, Inc.                                   1,201,050
         46,500         TJX Cos., Inc.                                  1,304,906
                                                                   --------------
                                                                        7,078,656
                                                                   --------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS (0.1%)
          9,000         Liz Claiborne, Inc.#                              279,000
         17,400         V.F. Corp.                                        539,400
                                                                   --------------
                                                                          818,400
                                                                   --------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS (0.0%)
          7,700         Pep Boys - Manny, Moe & Jack                      114,538
         21,800         Autozone, Inc.*                                   611,762
                                                                   --------------
                                                                          726,300
                                                                   --------------
AUTOMOTIVE REPAIR, SERVICES & PARKING (0.0%)
         10,200         Ryder System, Inc.                                207,825
                                                                   --------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS (0.0%)
          8,700         Centex Corp.                                      257,194
          7,000         Kaufman & Broad Home Corp.                        144,375
          6,300         Pulte Corp.                                       137,025
                                                                   --------------
                                                                          538,594
                                                                   --------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS (1.1%)
        217,200         Home Depot, Inc.                               14,905,350
         55,900         Lowe's Cos., Inc.                               2,725,125
                                                                   --------------
                                                                       17,630,475
                                                                   --------------
BUSINESS SERVICES (8.9%)
         52,400         3Com Corp.*                                     1,506,500
          8,900         Adobe Systems, Inc.                             1,010,150
        162,300         America Online, Inc.*#                         16,879,200
          8,600         Autodesk, Inc.                                    188,125
         90,600         Automatic Data Processing, Inc.                 4,043,025
         35,000         BMC Software, Inc.*#                            2,504,687
         25,500         Cabletron Systems, Inc.*                          400,031
        105,500         Cendant Corp.*                                  1,872,625
         21,200         Ceridian Corp.*                                   527,350
         78,700         Computer Associates International, Inc.         4,820,375
         23,400         Computer Sciences Corp.*                        1,645,312
  FACE/SHARE                         SECURITY
    AMOUNT                          DESCRIPTION                     VALUE
---------------------------------------------------------------------------------
                           INDEX PORTFOLIO (continued)
---------------------------------------------------------------------------------

COMMON STOCK (continued)
BUSINESS SERVICES (continued)
         52,300         Compuware Corp.*#                          $    1,363,069
         72,200         Electronic Data Systems Corp.                   3,822,088
         21,100         Equifax, Inc.                                     593,437
         62,800         First Data Corp.                                2,755,350
         45,800         IMS Health, Inc.                                1,044,813
         41,300         Interpublic Group of Cos., Inc.                 1,698,462
         41,200         McKesson HBOC, Inc.#                            1,194,800
        747,500         Microsoft Corp.*                               67,695,469
         49,100         Novell, Inc.*                                   1,015,756
         26,000         Omnicom Group, Inc.#                            2,058,875
        210,800         Oracle Corp.*#                                  9,591,400
         39,400         Parametric Technology Co.*                        531,900
         35,600         PeopleSoft, Inc.*                                 602,975
          3,900         Shared Medical Systems Corp.                      182,325
        113,300         Sun Microsystems, Inc.*                        10,536,900
         25,500         UST, Inc.                                         769,781
                                                                   --------------
                                                                      140,854,780
                                                                   --------------
CHEMICALS & ALLIED PRODUCTS (11.1%)
        222,800         Abbott Laboratories#                            8,187,900
         33,600         Air Products and Chemicals, Inc.                  976,500
          8,200         Alberto Culver Co.                                189,625
          9,700         Allergan, Inc.                                  1,067,000
         14,900         ALZA Corp.*                                       637,906
         38,200         Avon Products, Inc.                               947,837
         42,600         Baxter International, Inc.#                     2,566,650
        290,900         Bristol-Myers Squibb Co.                       19,635,750
         34,600         Clorox Co.                                      1,323,450
         85,400         Colgate-Palmolive Co.#                          3,907,050
         32,200         Dow Chemical Co.#                               3,658,725
        155,200         E.I. du Pont de Nemours & Co.                   9,447,800
         11,500         Eastman Chemical Co.                              460,000
         19,000         Ecolab, Inc.                                      648,375
        160,100         Eli Lilly & Co.                                10,246,400
          4,700         FMC Corp.*                                        226,775
         16,100         Goodrich (B.F.) Co.                               466,900
          8,600         Great Lakes Chemical Corp.                        327,337
         15,500         Hercules, Inc.                                    443,687
         15,500         International Flavors & Fragrances, Inc.          534,750
        196,900         Johnson & Johnson                              18,090,188
         10,400         Mallinckrodt, Inc.                                313,950
        343,500         Merck & Co., Inc.                              22,263,094
         92,800         Monsanto Co.                                    3,311,800
        567,500         Pfizer, Inc.                                   20,394,531
         74,200         Pharmacia & Upjohn, Inc.#                       3,682,175
         25,400         PPG Industries, Inc.                            1,524,000
         23,300         Praxair, Inc.                                   1,071,800
        194,600         Procter & Gamble Co.                           18,243,750
         31,900         Rohm & Haas Co.                                 1,152,388
        215,100         Schering-Plough Corp.                           9,383,737
         24,800         Sherwin-Williams Co.                              519,250
         14,800         Sigma Aldrich                                     469,900
         19,500         Union Carbide Corp.                             1,107,844
         10,400         W.R. Grace & Co.*                                 167,050
        125,200         Warner-Lambert Co.                              8,310,150

See Notes to Schedules of Investments and Notes to Financial Statements.
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS  (CONTINUED)                        SEPTEMBER 30, 1999

--------------------------------------------------------------------------------

  FACE/SHARE                         SECURITY
    AMOUNT                          DESCRIPTION                     VALUE
---------------------------------------------------------------------------------
                           INDEX PORTFOLIO (continued)
---------------------------------------------------------------------------------
COMMON STOCK (continued)
CHEMICALS & ALLIED PRODUCTS (continued)
         14,000         Watson Pharmaceuticals, Inc.*              $      427,875
                                                                   --------------
                                                                      176,333,899
                                                                   --------------
COMMUNICATIONS (9.5%)
         44,700         Alltel Corp.                                    3,145,762
        161,000         Ameritech Corp.                                10,817,187
        468,000         AT&T Corp.#                                    20,358,000
        227,400         Bell Atlantic Corp.#                           15,306,862
        276,100         BellSouth Corp.#                               12,424,500
        103,200         CBS Corp.*#                                     4,773,000
         20,400         CenturyTel, Inc.                                  828,750
         49,400         Clear Channel Communications, Inc.*#            3,945,825
        109,800         Comcast Corp.-Class A*#                         4,378,275
        112,070         Global Crossing Ltd.*                           2,969,855
        143,700         GTE Corp.                                      11,046,938
         10,400         King World Productions, Inc.*                     390,000
        274,300         MCI Worldcom, Inc.*#                           19,715,313
         88,800         MediaOne Group, Inc.*#                          6,066,150
         48,600         Nextel Communications, Inc.*                    3,295,687
        288,100         SBC Communications, Inc.#                      14,711,106
        127,100         Sprint Corp. (FON Group)                        6,895,175
         64,400         Sprint Corp. (PCS Group)*#                      4,801,825
         73,900         US West, Inc.                                   4,216,919
                                                                   --------------
                                                                      150,087,129
                                                                   --------------
DEPOSITORY INSTITUTIONS (6.1%)
         25,800         AmSouth Bancorp#                                  604,687
        253,000         Bank of America Corp.#                         14,088,938
        107,700         Bank of New York Co., Inc.#                     3,601,219
        171,800         Bank One Corp.                                  5,980,788
         43,500         BankBoston Corp.                                1,886,812
         46,800         BB&T Corp.#                                     1,515,150
        121,900         Chase Manhattan Corp.                           9,188,212
         22,900         Comerica, Inc.                                  1,159,312
         39,700         Fifth Third Bancorp                             2,415,499
        140,100         First Union Corp.                               4,982,306
        192,710         Firstar Corp.#                                  4,938,194
         83,400         Fleet Boston Corp.                              3,054,525
          8,100         Golden West Financial Corp.                       795,825
         33,700         Huntington Bancshares, Inc.                       895,156
         25,700         J.P. Morgan & Co., Inc.                         2,936,225
         65,700         KeyCorp                                         1,695,881
         75,300         Mellon Bank Corp.                               2,541,375
         90,500         National City Corp.                             2,415,219
         16,300         Northern Trust Corp.                            1,361,050
         44,500         PNC Bank Corp.                                  2,344,594
         32,800         Regions Financial Corp.                           984,000
         15,300         Republic New York Corp.                           939,994
         24,500         SouthTrust Corp.                                  878,937
         23,600         State Street Corp.                              1,525,150
         25,900         Summit Bancorp                                    840,131
         47,100         Suntrust Banks, Inc.                            3,096,825
         39,700         Synovus Financial Corp.                           741,894
        107,200         U.S. Bancorp                                    3,236,100
         20,900         Union Planters Corp.                              851,675
  FACE/SHARE                         SECURITY
    AMOUNT                          DESCRIPTION                     VALUE
---------------------------------------------------------------------------------
                           INDEX PORTFOLIO (continued)
---------------------------------------------------------------------------------

COMMON STOCK (continued)
DEPOSITORY INSTITUTIONS (continued)
         29,600         Wachovia Corp.#                            $    2,327,300
         84,800         Washington Mutual, Inc.#                        2,480,400
        241,600         Wells Fargo Co.#                                9,573,400
                                                                   --------------
                                                                       95,876,773
                                                                   --------------
EATING & DRINKING PLACES (0.7%)
         19,400         Darden Restaurants, Inc.                          379,512
        198,400         McDonald's Corp.                                8,531,200
         22,500         Tricon Global Restaurants, Inc.*                  921,094
         17,800         Wendy's International, Inc.#                      469,475
                                                                   --------------
                                                                       10,301,281
                                                                   --------------
ELECTRIC, GAS & SANITARY SERVICES (2.8%)
         28,100         AES Corp.*#                                     1,657,900
         27,600         Allied Waste Industries, Inc.*                    322,575
         20,100         Ameren Corp.                                      760,031
         28,300         American Electric Power Co.                       965,737
         23,400         Carolina Power & Light Co.#                       827,775
         31,100         Central & Southwest Corp.#                        656,987
         23,300         CINergy Corp.                                     659,681
         17,300         CMS Energy Corp.                                  587,119
         31,300         Coastal Corp.                                   1,281,344
         12,000         Columbia Energy Group                             664,500
         32,400         Consolidated Edison Co.                         1,344,600
         14,000         Consolidated Natural Gas Co.                      873,250
         21,900         Constellation Energy Group                        615,937
         28,100         Dominion Resources, Inc.#                       1,268,012
         21,200         DTE Energy Co.                                    765,850
         53,400         Duke Energy Corp.#                              2,943,675
          3,900         Eastern Enterprises                               181,106
         50,900         Edison International#                           1,237,506
        104,500         Enron Corp.                                     4,310,625
         36,200         Entergy Corp.#                                  1,047,537
         34,300         FirstEnergy Corp.                                 874,650
         14,400         Florida Progress Corp.                            666,000
         26,300         FPL Group, Inc.                                 1,324,863
         18,400         GPU, Inc.                                         600,300
         48,400         Laidlaw, Inc.                                     326,700
         16,900         New Century Energies, Inc.                        565,094
         27,400         Niagara Mohawk Holdings, Inc.*                    422,988
          6,900         Nicor, Inc.                                       256,594
         22,600         Northern States Power Co.                         487,313
          4,600         Oneok, Inc.                                       139,438
         56,200         Pacific Gas & Electric Co.                      1,454,175
         43,500         PacifiCorp                                        875,438
         27,300         PECO Energy Co.                                 1,023,750
          5,200         People's Energy Corp.                             182,975
         23,100         PP&L Resources, Inc.                              625,144
         32,100         Public Service Enterprise Group, Inc.           1,239,863
         43,300         Reliant Energy, Inc.                            1,171,806
         35,200         Sempra Energy                                     732,600
         16,100         Sonat, Inc.                                       638,969
        100,100         Southern Co.#                                   2,577,575
         40,500         Texas Utilities Co.                             1,511,156
         90,700         Waste Management, Inc.                          1,745,975

See Notes to Schedules of Investments and Notes to Financial Statements.
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS  (CONTINUED)                        SEPTEMBER 30, 1999

--------------------------------------------------------------------------------

  FACE/SHARE                         SECURITY
    AMOUNT                          DESCRIPTION                     VALUE
---------------------------------------------------------------------------------
                           INDEX PORTFOLIO (continued)
---------------------------------------------------------------------------------
COMMON STOCK (continued)
ELECTRIC, GAS & SANITARY SERVICES (continued)
         63,600         Williams Cos., Inc.                        $    2,381,025
                                                                   --------------
                                                                       44,796,138
                                                                   --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT
(10.9%)
         15,100         Adaptec, Inc.*                                    599,281
         19,800         ADC Telecommunications, Inc.* #                   830,362
         21,600         Advanced Micro Devices, Inc.*                     371,250
         12,000         Andrew Corp.*                                     208,500
         13,800         Cooper Industries, Inc.                           645,150
         63,600         Emerson Electric Co.                            4,018,725
        480,400         General Electric Co.                           56,957,425
         25,400         General Instrument Corp.*                       1,222,375
         11,700         Harris Corp.                                      323,213
        484,500         Intel Corp.                                    36,004,406
         21,600         LSI Logic Corp.*                                1,112,400
        448,800         Lucent Technologies, Inc.                      29,115,900
         12,800         Maytag Corp.                                      426,400
         36,700         Micron Technology, Inc.*#                       2,442,844
         88,900         Motorola, Inc.#                                 7,823,200
         24,600         National Semiconductor Corp.*                     750,300
          5,900         National Service Industries                       185,850
         10,800         Network Appliance, Inc.*                          773,550
        194,400         Nortel Networks Corp.#                          9,914,400
         23,500         QUALCOMM, Inc.*#                                4,445,906
         11,200         Scientific-Atlanta, Inc.                          555,100
         57,300         Tellabs, Inc.*#                                 3,262,519
        115,100         Texas Instruments, Inc.#                        9,466,975
          8,300         Thomas & Betts Corp.#                             423,300
         11,000         Whirlpool Corp.#                                  718,437
                                                                   --------------
                                                                      172,597,768
                                                                   --------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES (0.1%)
         23,600         Dun & Bradstreet Corp.                            705,050
          6,700         EG&G, Inc.                                        266,744
         36,000         Paychex, Inc.                                   1,228,500
                                                                   --------------
                                                                        2,200,294
                                                                   --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT (0.6%)
          4,500         Ball Corp.                                        198,281
          9,900         Crane Co.                                         222,131
         17,900         Crown Cork & Seal Co., Inc.                       434,075
         20,800         Danaher Corp.                                   1,095,900
         24,400         Fortune Brands, Inc.                              786,900
        158,900         Gillette Co.                                    5,392,669
         15,900         Parker-Hannifin Corp.                             712,519
          9,600         Snap-On, Inc.                                     312,000
         13,000         Stanley Works                                     327,438
                                                                   --------------
                                                                        9,481,913
                                                                   --------------
FOOD & KINDRED PRODUCTS (3.8%)
          5,400         Adolph Coors Co.                                  292,275
         68,500         Anheuser-Busch Cos., Inc.#                      4,799,281
  FACE/SHARE                         SECURITY
    AMOUNT                          DESCRIPTION                     VALUE
---------------------------------------------------------------------------------
                           INDEX PORTFOLIO (continued)
---------------------------------------------------------------------------------

COMMON STOCK (continued)
FOOD & KINDRED PRODUCTS (continued)
         90,400         Archer Daniels Midland Co.                 $    1,101,750
         40,900         Bestfoods, Inc.                                 1,983,650
         10,000         Brown-Forman Corp.                                623,750
         63,600         Campbell Soup Co.                               2,488,350
        361,600         Coca-Cola Co.                                  17,379,400
         62,200         Coca-Cola Enterprises, Inc.#                    1,403,387
         71,500         ConAgra, Inc.                                   1,613,219
         22,400         General Mills, Inc.                             1,817,200
         52,500         Heinz (H.J.) Co.                                2,257,500
         20,400         Hershey Foods Corp.#                              993,225
         59,300         Kellogg Co.                                     2,220,044
        214,200         PepsiCo, Inc.                                   6,479,550
         19,600         Quaker Oats Co.#                                1,212,750
         47,400         Ralston-Ralston Purina Group                    1,318,313
        132,300         Sara Lee Corp.                                  3,100,781
         63,300         Seagram Co. Ltd.#                               2,880,150
         83,700         Unilever N.V. NY Shares                         5,702,062
         17,000         Wrigley (Wm) Jr. Co.                            1,169,813
                                                                   --------------
                                                                       60,836,450
                                                                   --------------
FOOD STORES (0.6%)
         61,600         Albertson's, Inc.#                              2,437,050
          5,600         Great Atlantic & Pacific Tea Co.                  169,750
        121,500         Kroger Co.*#                                    2,680,594
         74,700         Safeway, Inc.*                                  2,843,269
         21,800         Winn-Dixie Stores, Inc.                           647,187
                                                                   --------------
                                                                        8,777,850
                                                                   --------------
FURNITURE & FIXTURES (0.1%)
         64,900         Masco Corp.                                     2,011,900
                                                                   --------------
GENERAL MERCHANDISE STORES (3.0%)
         16,100         Consolidated Stores Corp.*                        355,206
         32,300         Costco Wholesale Corp.*#                        2,325,600
         64,800         Dayton Hudson Corp.                             3,892,050
         15,700         Dillards, Inc.                                    318,906
         32,900         Dollar General Corp.                            1,015,787
         30,500         Federated Department Stores, Inc.*#             1,332,469
         10,400         Harcourt General, Inc.                            432,900
         38,600         J.C. Penney Co., Inc.                           1,326,875
         72,300         KMart Corp.*                                      845,006
         23,800         Kohl's Corp.*                                   1,573,775
         48,900         May Department Stores Co.                       1,781,794
         55,700         Sears, Roebuck & Co.                            1,747,588
        651,800         Wal-Mart Stores, Inc.                          31,001,238
                                                                   --------------
                                                                       47,949,194
                                                                   --------------
HEALTH SERVICES (0.2%)
         82,600         Columbia HCA Healthcare Corp.                   1,750,087
         60,800         HEALTHSOUTH Corp.*                                368,600
         15,700         Manor Care, Inc.*                                 269,844
         45,500         Tenet Healthcare Corp.*                           799,094
                                                                   --------------
                                                                        3,187,625
                                                                   --------------

See Notes to Schedules of Investments and Notes to Financial Statements.
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS  (CONTINUED)                        SEPTEMBER 30, 1999

--------------------------------------------------------------------------------

  FACE/SHARE                         SECURITY
    AMOUNT                          DESCRIPTION                     VALUE
---------------------------------------------------------------------------------
                           INDEX PORTFOLIO (continued)
---------------------------------------------------------------------------------
COMMON STOCK (continued)
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION-CONTRACTORS (0.2%)
         11,100         Fluor Corp.                                $      446,775
          6,000         Foster Wheeler Corp.                               72,375
         64,600         Halliburton Co.                                 2,648,600
                                                                   --------------
                                                                        3,167,750
                                                                   --------------
HOLDING & OTHER INVESTMENT OFFICES (0.1%)
         47,900         Conseco, Inc.#                                    925,069
                                                                   --------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES (0.2%)
         29,800         Best Buy Co., Inc.*                             1,849,462
         29,400         Circuit City Stores                             1,240,313
                                                                   --------------
                                                                        3,089,775
                                                                   --------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES (0.1%)
         37,300         Hilton Hotels Corp.                               368,337
         36,400         Marriott International - Class A                1,189,825
         29,100         Mirage Resorts, Inc.*                             409,219
                                                                   --------------
                                                                        1,967,381
                                                                   --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (9.7%)
         23,600         Apple Computer, Inc.*#                          1,494,175
         55,000         Applied Materials, Inc.*                        4,283,125
         48,200         Baker Hughes, Inc.                              1,397,800
         12,700         Black & Decker Corp.                              580,231
          3,400         Briggs & Stratton Corp.                           198,475
         13,500         Brunswick Corp.                                   335,813
         11,400         Case Corp.                                        567,862
         52,100         Caterpillar, Inc.                               2,855,731
          5,400         Cincinnati Milacron, Inc.                          95,850
        476,200         Cisco Systems, Inc.*                           32,649,462
        249,000         Compaq Computer Corp.#                          5,711,437
          6,100         Cummins Engine Co., Inc.                          303,856
          7,400         Data General Corp.*                               155,862
         34,200         Deere & Co.                                     1,323,113
        372,100         Dell Computer Corp.*                           15,558,431
         30,500         Dover Corp.                                     1,246,688
        148,400         EMC Corp.*#                                    10,601,325
         45,900         Gateway 2000, Inc.*#                            2,039,681
        148,400         Hewlett-Packard Co.                            13,652,800
        265,000         IBM Corp.                                      32,164,375
         24,200         Ingersoll-Rand Co.                              1,329,488
         18,900         Lexmark International Group, Inc.*              1,521,450
          8,700         McDermott International, Inc.                     176,175
         18,200         Pall Corp.                                        422,013
         39,200         Pitney Bowes, Inc.                              2,388,750
         32,600         Seagate Technology, Inc.*                       1,004,488
         27,600         Silicon Graphics, Inc.*                           301,875
         39,500         Solectron Corp.*                                2,836,594
         28,300         Tandy Corp.                                     1,462,756
         25,000         Tenneco, Inc.                                     425,000
          9,100         Timken Co.                                        146,737
        122,500         Tyco International Ltd.                        12,648,125
         44,800         Unisys Corp.*                                   2,021,600
                                                                   --------------
                                                                      153,901,143
                                                                   --------------
  FACE/SHARE                         SECURITY
    AMOUNT                          DESCRIPTION                     VALUE
---------------------------------------------------------------------------------
                           INDEX PORTFOLIO (continued)
---------------------------------------------------------------------------------

COMMON STOCK (continued)
INSURANCE AGENTS, BROKERS & SERVICE (0.3%)
         37,500         Aon Corp.                                  $    1,108,594
         24,500         Humana, Inc.*                                     168,437
         38,700         Marsh & McLennan Cos., Inc.                     2,650,950
                                                                   --------------
                                                                        3,927,981
                                                                   --------------
INSURANCE CARRIERS (4.2%)
         20,600         Aetna Life & Casualty Inc.                      1,014,550
         38,900         AFLAC, Inc.                                     1,628,937
        116,900         Allstate Corp.                                  2,915,194
         36,500         American General Corp.                          2,306,344
        226,800         American International Group, Inc.             19,717,426
         25,800         Chubb Corp.                                     1,285,162
         29,200         CIGNA Corp.#                                    2,270,300
         24,200         Cincinnati Financial Corp.                        908,257
        494,600         Citigroup, Inc.                                21,762,400
         33,100         Hartford Financial Services Group               1,352,962
         15,400         Jefferson-Pilot Corp.                             973,087
         29,100         Lincoln National Corp.                          1,093,069
         15,800         Loews Corp.                                     1,108,963
         14,600         MBIA, Inc.                                        680,725
         16,000         MGIC Investment Corp.                             764,000
         10,700         Progressive Corp.                                 874,056
         20,800         Providian Financial Corp.                       1,647,100
         19,300         Safeco Corp.#                                     540,400
         33,200         St. Paul Cos., Inc.#                              913,000
         19,500         Torchmark Corp.                                   504,563
         25,400         United Healthcare Corp.                         1,236,663
         35,000         UnumProvident Corp                              1,030,313
          9,600         Wellpoint Health Networks, Inc.*                  547,200
                                                                   --------------
                                                                       67,074,671
                                                                   --------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE (0.0%)
         15,700         Louisiana-Pacific Corp.                           245,313
                                                                   --------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL
GOODS (1.8%)
          7,500         Bard (C.R.), Inc.                                 352,969
          8,400         Bausch & Lomb, Inc.                               553,875
         36,700         Becton, Dickinson and Co.                       1,029,894
         16,500         Biomet, Inc.                                      434,156
         60,600         Boston Scientific Corp.*                        1,496,062
         46,400         Eastman Kodak Co.                               3,500,300
         44,300         Guidant Corp.*                                  2,375,587
         18,700         Honeywell, Inc.                                 2,081,544
         12,500         Johnson Controls, Inc.                            828,906
         12,900         KLA-Tencor Corp.*                                 838,500
        171,800         Medtronic, Inc.                                 6,098,900
          6,600         Millipore Corp.                                   247,913
         14,900         PE Corp - PE Biosystems Group                   1,076,525
          6,500         Polaroid Corp.                                    169,000
         49,500         Raytheon Co., - Class B                         2,456,438
         12,400         St. Jude Medical, Inc.*                           390,600
          6,900         Tektronix, Inc.                                   231,150
         23,100         Thermo Electron Corp.*                            310,406

See Notes to Schedules of Investments and Notes to Financial Statements.
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS  (CONTINUED)                        SEPTEMBER 30, 1999

--------------------------------------------------------------------------------

  FACE/SHARE                         SECURITY
    AMOUNT                          DESCRIPTION                     VALUE
---------------------------------------------------------------------------------
                           INDEX PORTFOLIO (continued)
---------------------------------------------------------------------------------
COMMON STOCK (continued)
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL
GOODS (continued)
         97,100         Xerox Corp.#                               $    4,072,131
                                                                   --------------
                                                                       28,544,856
                                                                   --------------
METAL MINING (0.2%)
         57,100         Barrick Gold Corp.                              1,241,925
         13,200         Cyprus Amax Minerals Co.                          259,050
         23,900         Freeport McMoran Inc., Class B*                   371,944
         38,100         Homestake Mining Co.                              350,044
         24,500         Newmont Mining Corp.#                             633,937
         47,700         Placer Dome, Inc.                                 709,538
                                                                   --------------
                                                                        3,566,438
                                                                   --------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS (0.0%)
         14,700         Vulcan Materials Co.                              538,388
                                                                   --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES (0.2%)
         28,500         Hasbro, Inc.                                      610,969
         12,900         ITT Industries, Inc.                              410,381
          5,000         Jostens, Inc.                                      95,625
         61,500         Mattel, Inc.#                                   1,168,500
          1,200         NACCO Industries, Inc.                             83,850
                                                                   --------------
                                                                        2,369,325
                                                                   --------------
MISCELLANEOUS RETAIL (0.6%)
         20,450         Bed Bath & Beyond, Inc.*                          714,472
         57,400         CVS Corp.                                       2,342,638
          5,800         Longs Drug Stores, Inc.                           173,275
         54,900         Office Depot, Inc.*                               559,294
         37,900         Rite Aid Corp.#                                   523,494
         68,100         Staples, Inc.*                                  1,485,431
         36,300         Toys 'R' Us, Inc.*                                544,500
        147,000         Walgreen Co.#                                   3,730,125
                                                                   --------------
                                                                       10,073,229
                                                                   --------------
MOTION PICTURES (0.1%)
         31,800         Unicom Corp.#                                   1,174,613
                                                                   --------------
NONDEPOSITORY CREDIT INSTITUTIONS (2.2%)
         65,800         American Express Co.                            8,858,325
        106,600         Associates First Capital Corp.                  3,837,600
         28,900         Capital One Financial Corp.#                    1,127,100
         16,500         Countrywide Credit Industries, Inc.               532,125
        150,100         Fannie Mae                                      9,409,394
        101,800         Freddie Mac                                     5,293,600
         70,100         Household International, Inc.                   2,812,762
        117,400         MBNA Corp.#                                     2,678,188
         23,600         SLM Holding Corp.                               1,014,800
                                                                   --------------
                                                                       35,563,894
                                                                   --------------
OIL & GAS EXTRACTION (0.6%)
         18,700         Anadarko Petroleum Corp.                          571,519
         16,700         Apache Corp.                                      721,231
         26,000         Burlington Resources, Inc.#                       955,500
          7,200         Helmerich & Payne, Inc.                           182,250
  FACE/SHARE                         SECURITY
    AMOUNT                          DESCRIPTION                     VALUE
---------------------------------------------------------------------------------
                           INDEX PORTFOLIO (continued)
---------------------------------------------------------------------------------

COMMON STOCK (continued)
OIL & GAS EXTRACTION (continued)
         51,100         Occidental Petroleum Corp.                 $    1,181,687
         12,200         Rowan Cos., Inc.*                                 198,250
         80,200         Schlumberger, Ltd.                              4,997,463
         36,900         Union Pacific Resources Group, Inc.               592,706
                                                                   --------------
                                                                        9,400,606
                                                                   --------------
PAPER & ALLIED PRODUCTS (1.3%)
         16,600         Avery Dennison Corp.                              875,650
          7,700         Bemis Co., Inc.                                   260,837
          8,400         Boise Cascade Corp.                               306,075
         14,100         Champion International Corp.                      724,387
         32,400         Fort James Corp.                                  864,675
         25,100         Georgia-Pacific Group#                          1,016,550
         21,800         IKON Office Solutions, Inc.                       232,987
         60,600         International Paper Co.                         2,912,587
         78,000         Kimberly-Clark Corp.                            4,095,000
         15,000         Mead Corp.                                        515,625
         59,000         Minnesota Mining and Manufacturing Co.          5,667,688
          8,200         Temple-Inland, Inc.                               496,100
         14,700         Westvaco Corp.                                    376,688
         29,500         Weyerhaeuser Co.#                               1,699,938
         16,300         Willamette Industries, Inc.                       702,938
                                                                   --------------
                                                                       20,747,725
                                                                   --------------
PERSONAL SERVICES (0.1%)
         14,300         H&R Block, Inc.                                   621,156
         39,800         Service Corp. International                       420,388
                                                                   --------------
                                                                        1,041,544
                                                                   --------------
PETROLEUM REFINING & RELATED INDUSTRIES (5.3%)
         13,300         Amerada Hess Corp.#                               814,625
         10,600         Ashland, Inc.                                     356,425
         47,200         Atlantic Richfield Co.                          4,183,100
         96,100         Chevron Corp.                                   8,528,875
         91,900         Conoco, Inc. - Class B                          2,515,762
        355,600         Exxon Corp.                                    27,003,375
         12,700         Kerr-McGee Corp.#                                 699,294
        114,700         Mobil Corp.                                    11,556,025
         37,100         Phillips Petroleum Co.                          1,808,625
        314,100         Royal Dutch Petroleum Co. - NY Registered
                          Shares                                       18,551,531
         13,300         Sunoco, Inc.                                      364,088
         81,000         Texaco, Inc.                                    5,113,125
         35,500         Unocal Corp.                                    1,315,719
         45,200         USX-Marathon Group, Inc.                        1,322,100
                                                                   --------------
                                                                       84,132,669
                                                                   --------------
PHARMACEUTICAL PREPARATIONS (0.9%)
        191,400         American Home Products Corp.                    7,943,100
         74,700         Amgen, Inc.*                                    6,088,050
                                                                   --------------
                                                                       14,031,150
                                                                   --------------
PRIMARY METAL INDUSTRIES (0.5%)
         33,100         Alcan Aluminum Ltd.#                            1,034,375
         53,700         Alcoa, Inc.#                                    3,332,756

See Notes to Schedules of Investments and Notes to Financial Statements.
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS  (CONTINUED)                        SEPTEMBER 30, 1999

--------------------------------------------------------------------------------

  FACE/SHARE                         SECURITY
    AMOUNT                          DESCRIPTION                     VALUE
---------------------------------------------------------------------------------
                           INDEX PORTFOLIO (continued)
---------------------------------------------------------------------------------
COMMON STOCK (continued)
PRIMARY METAL INDUSTRIES (continued)
         27,900         Allegheny Teledyne, Inc.                   $      470,812
          5,800         ASARCO, Inc.                                      155,513
         19,200         Bethlehem Steel Corp.*                            141,600
         18,400         Engelhard Corp.                                   334,650
         28,100         Inco, Ltd.*                                       600,638
         12,800         Nucor Corp.                                       609,600
          8,500         Phelps Dodge Corp.                                468,031
          9,200         Reynolds Metals Co.                               555,450
         12,900         USX-U.S. Steel Group, Inc.                        332,175
         13,500         Worthington Industries, Inc.                      229,500
                                                                   --------------
                                                                        8,265,100
                                                                   --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES (1.7%)
          9,900         American Greetings Corp.                          254,925
         11,100         Deluxe Corp.                                      377,400
         13,300         Dow Jones & Co., Inc.                             709,887
         41,000         Gannett Co., Inc.                               2,836,688
         11,900         Knight-Ridder, Inc.#                              653,012
         28,800         McGraw-Hill Cos., Inc.                          1,393,200
          7,600         Meredith Corp.                                    275,975
         25,500         New York Times Co.                                956,250
         18,700         R.R. Donnelley & Sons Co.                         539,963
        189,400         Time Warner, Inc.#                             11,506,050
         10,500         Times Mirror Co.                                  691,031
         34,700         Tribune Co.#                                    1,726,325
        102,000         Viacom, Inc.--Class B*                          4,309,500
                                                                   --------------
                                                                       26,230,206
                                                                   --------------
RAILROAD TRANSPORTATION (0.5%)
         68,100         Burlington Northern Santa Fe Corp.              1,872,750
         31,900         CSX Corp.#                                      1,351,762
         16,200         Kansas City Southern Industries, Inc.             752,288
         55,700         Norfolk Southern Corp.                          1,364,650
         36,300         Union Pacific Corp.#                            1,744,669
                                                                   --------------
                                                                        7,086,119
                                                                   --------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS (0.5%)
          5,900         Armstrong World Industries#                       265,131
         11,100         Cooper Tire and Rubber Co.                        195,637
         22,900         Goodyear Tire & Rubber Co.                      1,102,063
         36,700         Illinois Tool Works, Inc.                       2,736,444
         41,300         Newell Rubbermaid, Inc.#                        1,179,631
         41,200         Nike, Inc.--Class B                             2,343,250
          8,200         Reebok International Ltd.*                         87,638
         12,200         Sealed Air Corp.*                                 626,013
          8,400         Tupperware Corp.                                  170,100
                                                                   --------------
                                                                        8,705,907
                                                                   --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (1.2%)
         17,100         Bear Stearns Cos., Inc.                           657,281
        119,800         Charles Schwab Corp.                            4,035,763
         36,900         Franklin Resources, Inc.                        1,134,675
         17,600         Lehman Brothers Holding, Inc.                   1,026,300
         54,100         Merrill Lynch & Co., Inc.                       3,634,844
         83,600         Morgan Stanley Dean Witter & Co.                7,456,075
  FACE/SHARE                         SECURITY
    AMOUNT                          DESCRIPTION                     VALUE
---------------------------------------------------------------------------------
                           INDEX PORTFOLIO (continued)
---------------------------------------------------------------------------------

COMMON STOCK (continued)
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (continued)
         21,300         Paine Webber Group, Inc.                   $      772,125
                                                                   --------------
                                                                       18,717,063
                                                                   --------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS (0.2%)
         35,800         Corning, Inc.#                                  2,454,538
          8,000         Owens Corning                                     173,500
         22,800         Owens-Illinois, Inc.*                             451,725
                                                                   --------------
                                                                        3,079,763
                                                                   --------------
TEXTILE MILL PRODUCTS (0.0%)
          4,900         Russell Corp.                                      69,519
          2,600         Springs Industries, Inc.--Class A                  88,237
                                                                   --------------
                                                                          157,756
                                                                   --------------
TOBACCO PRODUCTS (0.8%)
        350,100         Philip Morris Cos., Inc.                       11,969,044
                                                                   --------------
TRANSPORTATION BY AIR (0.3%)
         22,000         AMR Corp.*                                      1,199,000
         20,600         Delta Airlines, Inc.#                             999,100
         43,600         FDX Corp.*                                      1,689,500
         73,800         Southwest Airlines Co.                          1,120,838
         10,500         US Airways Group, Inc.*                           275,625
                                                                   --------------
                                                                        5,284,063
                                                                   --------------
TRANSPORTATION EQUIPMENT (2.7%)
         80,600         Allied-Signal, Inc.                             4,830,962
        140,700         Boeing Co.                                      5,997,337
         24,300         Dana Corp.                                        902,138
         82,800         Delphi Automotive Systems Corp.                 1,329,975
         10,600         Eaton Corp.                                       914,913
          4,900         Fleetwood Enterprises, Inc.                        98,919
        177,200         Ford Motor Co.                                  8,893,225
         29,200         General Dynamics Corp.                          1,823,175
         94,300         General Motors Corp.                            5,935,006
         57,900         Lockheed Martin Corp.#                          1,892,606
          9,700         Navistar International Corp.*                     451,050
         10,200         Northrop Grumman Corp.                            648,338
         11,500         PACCAR, Inc.                                      585,063
         28,000         Rockwell International Corp.                    1,470,000
         22,000         Textron, Inc.                                   1,702,250
         17,800         TRW, Inc.                                         885,550
         70,500         United Technologies Corp.                       4,181,531
                                                                   --------------
                                                                       42,542,038
                                                                   --------------
WATER TRANSPORTATION (0.2%)
         89,800         Carnival Corp.                                  3,906,300
                                                                   --------------
WHOLESALE TRADE-DURABLE GOODS (0.1%)
         26,200         Genuine Parts Co.                                 695,937
         13,700         Grainger (W.W.), Inc.                             658,456
          4,200         Potlatch Corp.                                    172,988
                                                                   --------------
                                                                        1,527,381
                                                                   --------------

See Notes to Schedules of Investments and Notes to Financial Statements.
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS  (CONTINUED)                        SEPTEMBER 30, 1999

--------------------------------------------------------------------------------

  FACE/SHARE                         SECURITY
    AMOUNT                          DESCRIPTION                     VALUE
---------------------------------------------------------------------------------
                           INDEX PORTFOLIO (continued)
---------------------------------------------------------------------------------
COMMON STOCK (continued)
WHOLESALE TRADE-NONDURABLE GOODS (0.3%)
         39,900         Cardinal Health, Inc.                      $    2,174,550
         20,300         SUPERVALU, Inc.                                   442,794
         48,500         Sysco Corp.                                     1,700,531
                                                                   --------------
                                                                        4,317,875
                                                                   --------------

TOTAL COMMON STOCK (COST $1,024,832,164)                            1,550,018,336
                                                                   --------------
CORPORATE NOTES (0.2%)
      1,605,000         NationsBank Corp., 5.47% V/R, 7/1/04            1,605,000
      1,600,000         Spintab/Swedmortgage, 6.01% V/R, 12/20/99       1,599,520
                                                                   --------------

TOTAL CORPORATE NOTES (COST $3,197,667)                                 3,204,520
                                                                   --------------
TIME DEPOSITS (1.9%)
     29,635,292         Union Bank of Switzerland, 5.63%, 10/1/99
                          (cost $29,635,292)                           29,635,292
                                                                   --------------
U.S. TREASURY BILLS (0.1%)
      2,410,000         4.93% yield, 4/27/00++ (cost $2,344,643)        2,343,821
                                                                   --------------
TOTAL INVESTMENTS (100.0%) (COST $1,060,009,766)                   $1,585,201,969
                                                                   ==============
FINANCIAL FUTURES CONTRACTS++

                                                                           UNREALIZED
      POSITION          CONTRACTS                   INDEX                  GAIN (LOSS)
---------------------   ---------   -------------------------------------  -----------
Long                        98      S&P 500 Futures, Expiring December
                                      17, 1999 (notional value
                                      $31,805,900)                         $(1,446,675)

---------------------------------------------------------------------------------
                             INCOME EQUITY PORTFOLIO
---------------------------------------------------------------------------------
COMMON STOCK (97.5%)
BUSINESS SERVICES (1.8%)
        223,657         Gartner Group, Inc., Class B*              $    3,732,276
      1,717,800         IMS Health, Inc.                               39,187,313
                                                                   --------------
                                                                       42,919,589
                                                                   --------------
CHEMICALS & ALLIED PRODUCTS (14.5%)
      1,050,500         E.I. du Pont de Nemours & Co.                  63,949,187
        520,750         Johnson & Johnson#                             47,843,906
        844,800         Merck & Co., Inc.                              54,753,600
      1,591,200         Pfizer, Inc.                                   57,183,750
        824,800         Procter & Gamble Co.#                          77,325,000
      1,491,811         Rohm & Haas Co.#                               53,891,672
                                                                   --------------
                                                                      354,947,115
                                                                   --------------
COMMUNICATIONS (5.6%)
      1,791,800         AT&T Corp.#                                    77,943,300
        782,600         GTE Corp.                                      60,162,375
                                                                   --------------
                                                                      138,105,675
                                                                   --------------
DEPOSITORY INSTITUTIONS (4.0%)
        470,650         J.P. Morgan & Co., Inc.#                       53,771,762
      1,427,850         U.S. Bancorp#                                  43,103,222
                                                                   --------------
                                                                       96,874,984
                                                                   --------------
  FACE/SHARE                            SECURITY
    AMOUNT                             DESCRIPTION                     VALUE
---------------------------------------------------------------------------------
                       INCOME EQUITY PORTFOLIO (continued)
---------------------------------------------------------------------------------

COMMON STOCK (continued)
EATING & DRINKING PLACES (2.1%)
      1,205,500         McDonald's Corp.                           $   51,836,500
                                                                   --------------
ELECTRIC, GAS & SANITARY SERVICES (5.5%)
        543,000         Consolidated Natural Gas Co.                   33,869,625
        460,750         Pacific Gas & Electric Co.                     11,921,906
        604,100         Public Service Enterprise Group, Inc.#         23,333,362
      1,426,350         Texas Utilities Co.                            53,220,684
        679,832         Waste Management, Inc.#                        13,086,766
                                                                   --------------
                                                                      135,432,343
                                                                   --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT
(9.5%)
      1,047,000         Emerson Electric Co.                           66,157,312
        550,978         General Electric Co.#                          65,325,329
      1,566,292         Lucent Technologies, Inc.                     101,613,194
                                                                   --------------
                                                                      233,095,835
                                                                   --------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED
SERVICES (1.9%)
      1,563,600         Dun & Bradstreet Corp.#                        46,712,550
                                                                   --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT (2.7%)
      2,036,600         Fortune Brands, Inc.                           65,680,350
                                                                   --------------
FOOD & KINDRED PRODUCTS (4.7%)
      2,462,640         PepsiCo, Inc.                                  74,494,860
      1,754,500         Sara Lee Corp.                                 41,121,094
                                                                   --------------
                                                                      115,615,954
                                                                   --------------
GENERAL MERCHANDISE STORES (7.2%)
        965,800         Dayton Hudson Corp.                            58,008,363
      1,138,400         J.C. Penney Co., Inc.#                         39,132,500
      1,544,250         May Department Stores Co.                      56,268,609
        773,830         Sears, Roebuck & Co.                           24,278,916
                                                                   --------------
                                                                      177,688,388
                                                                   --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (4.5%)
      1,206,200         Hewlett-Packard Co.#                          110,970,400
                                                                   --------------
INSURANCE CARRIERS (6.1%)
        680,408         Aegon NV ADR#                                  58,855,292
        686,750         American General Corp.                         43,394,016
      1,740,000         St. Paul Cos., Inc.#                           47,850,000
                                                                   --------------
                                                                      150,099,308
                                                                   --------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC,
MEDICAL & OPTICAL GOODS (4.3%)
        544,050         Eastman Kodak Co.                              41,041,772
        567,600         Honeywell, Inc.                                63,180,975
                                                                   --------------
                                                                      104,222,747
                                                                   --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES (4.0%)
        953,647         Tyco International Ltd.#                       98,464,053
                                                                   --------------

See Notes to Schedules of Investments and Notes to Financial Statements.
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS  (CONTINUED)                        SEPTEMBER 30, 1999

--------------------------------------------------------------------------------

  FACE/SHARE                            SECURITY
    AMOUNT                             DESCRIPTION                     VALUE
---------------------------------------------------------------------------------
                       INCOME EQUITY PORTFOLIO (continued)
---------------------------------------------------------------------------------
COMMON STOCK (continued)
NONDEPOSITORY CREDIT INSTITUTIONS (2.3%)
        412,300         American Express Co.#                      $   55,505,888
                                                                   --------------
OIL & GAS EXTRACTION (1.5%)
        585,100         Schlumberger, Ltd.#                            36,459,044
                                                                   --------------
PAPER & ALLIED PRODUCTS (2.2%)
        564,458         Minnesota Mining and Manufacturing Co.#        54,223,247
                                                                   --------------
PETROLEUM REFINING & RELATED INDUSTRIES (7.6%)
        538,200         Atlantic Richfield Co.                         47,697,975
        458,750         Chevron Corp.                                  40,714,062
        541,102         Exxon Corp.                                    41,089,933
        305,900         Mobil Corp.                                    30,819,425
        440,600         Royal Dutch Petroleum Co. - NY Registered
                          Shares                                       26,022,938
                                                                   --------------
                                                                      186,344,333
                                                                   --------------
PHARMACEUTICAL PREPARATIONS (2.1%)
      1,237,800         American Home Products Corp.                   51,368,700
                                                                   --------------
TOBACCO PRODUCTS (1.6%)
      1,176,550         Philip Morris Cos., Inc.                       40,223,303
                                                                   --------------
TRANSPORTATION EQUIPMENT (1.8%)
        738,600         United Technologies Corp.                      43,808,213
                                                                   --------------
TOTAL COMMON STOCK (COST $1,486,932,560)                            2,390,598,519
                                                                   --------------
REPURCHASE AGREEMENTS (2.5%)
     60,742,736         Deutsche Bank, 5.48%, 10/1/99
                          (cost $60,742,736)**                         60,742,736
                                                                   --------------
TOTAL INVESTMENTS (100.0%) (COST $1,547,675,296)                   $2,451,341,255
                                                                   ==============
---------------------------------------------------------------------------------
                          DISCIPLINED GROWTH PORTFOLIO
---------------------------------------------------------------------------------
COMMON STOCK (100.0%)
APPAREL & ACCESSORY STORES (2.0%)
        202,200         Ross Stores, Inc.                          $    4,069,275
                                                                   --------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS (2.2%)
        153,660         Tommy Hilfiger Corp.*#                          4,331,291
                                                                   --------------
BUSINESS SERVICES (8.5%)
         78,685         BMC Software, Inc.*#                            5,630,895
         59,450         Microsoft Corp.*                                5,383,941
        131,810         Unisys Corp.*                                   5,947,926
                                                                   --------------
                                                                       16,962,762
                                                                   --------------
CHEMICALS & ALLIED PRODUCTS (5.0%)
         72,280         Amgen, Inc.*                                    5,890,820
        149,230         Chiron Corp.*#                                  4,131,806
                                                                   --------------
                                                                       10,022,626
                                                                   --------------
COMMUNICATIONS (5.2%)
        110,520         BellSouth Corp.                                 4,973,400
  FACE/SHARE                            SECURITY
    AMOUNT                             DESCRIPTION                     VALUE
---------------------------------------------------------------------------------
                    DISCIPLINED GROWTH PORTFOLIO (continued)
---------------------------------------------------------------------------------

COMMON STOCK (continued)
COMMUNICATIONS (continued)
        132,130         CenturyTel, Inc.                           $    5,367,781
                                                                   --------------
                                                                       10,341,181
                                                                   --------------
DEPOSITORY INSTITUTIONS (7.1%)
        220,815         AmSouth Bancorp#                                5,175,352
         60,800         Chase Manhattan Corp.                           4,582,800
        246,020         Dime Bancorp, Inc.                              4,305,350
                                                                   --------------
                                                                       14,063,502
                                                                   --------------
EATING & DRINKING PLACES (2.5%)
        252,145         Darden Restaurants, Inc.                        4,932,587
                                                                   --------------
ELECTRIC, GAS & SANITARY SERVICES (2.3%)
        238,380         IPALCO Enterprises, Inc.                        4,633,511
                                                                   --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT
(6.0%)
         89,160         Lucent Technologies, Inc.                       5,784,255
         75,000         Texas Instruments, Inc.                         6,168,750
                                                                   --------------
                                                                       11,953,005
                                                                   --------------
FOOD & KINDRED PRODUCTS (7.7%)
         72,500         Anheuser-Busch Cos., Inc.#                      5,079,531
        218,110         IBP, Inc.                                       5,384,591
         76,990         Quaker Oats Co.                                 4,763,756
                                                                   --------------
                                                                       15,227,878
                                                                   --------------
FORESTRY (2.4%)
         81,430         Weyerhaeuser Co.#                               4,692,404
                                                                   --------------
GENERAL MERCHANDISE STORES (4.9%)
         91,050         Dayton Hudson Corp.                             5,468,691
        154,450         TJX Cos., Inc.                                  4,334,253
                                                                   --------------
                                                                        9,802,944
                                                                   --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (12.9%)
         69,190         Apple Computer, Inc.*#                          4,380,592
         90,420         EMC Corp.*#                                     6,459,379
         51,690         Hewlett-Packard Co.                             4,755,480
         82,130         Ingersoll-Rand Co.                              4,512,016
         69,160         Lexmark International Group, Inc.*              5,567,380
                                                                   --------------
                                                                       25,674,847
                                                                   --------------
INSURANCE CARRIERS (4.6%)
         77,900         Jefferson-Pilot Corp.                           4,922,306
         84,640         United Healthcare Corp.                         4,120,910
                                                                   --------------
                                                                        9,043,216
                                                                   --------------
NONDEPOSITORY CREDIT INSTITUTIONS (2.4%)
         76,490         Fannie Mae                                      4,794,967
                                                                   --------------
PETROLEUM REFINING & RELATED INDUSTRIES (2.8%)
         90,740         Amerada Hess Corp.#                             5,557,825
                                                                   --------------
PHARMACEUTICAL PREPARATIONS (2.1%)
         95,200         Schering-Plough Corp.                           4,153,100
                                                                   --------------

See Notes to Schedules of Investments and Notes to Financial Statements.
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS  (CONTINUED)                        SEPTEMBER 30, 1999

--------------------------------------------------------------------------------

  FACE/SHARE                            SECURITY
    AMOUNT                             DESCRIPTION                     VALUE
---------------------------------------------------------------------------------
                    DISCIPLINED GROWTH PORTFOLIO (continued)
---------------------------------------------------------------------------------
COMMON STOCK (continued)
PRIMARY METAL INDUSTRIES (2.4%)
        101,490         Nucor Corp.                                $    4,833,461
                                                                   --------------
PRINTING & PUBLICATIONS (2.5%)
         92,500         Knight-Ridder, Inc.#                            5,075,938
                                                                   --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (2.4%)
         53,600         Morgan Stanley Dean Witter & Co.                4,780,450
                                                                   --------------
TRANSPORTATION BY AIR (2.5%)
         77,580         UAL Corp.*#                                     5,066,944
                                                                   --------------
TRANSPORTATION EQUIPMENT (7.0%)
         90,140         Ford Motor Co.                                  4,523,901
         72,780         General Dynamics Corp.                          4,544,201
         95,695         PACCAR, Inc.                                    4,868,483
                                                                   --------------
                                                                       13,936,585
                                                                   --------------
WATER TRANSPORTATION (2.6%)
        115,840         Royal Caribbean Cruises Ltd.#                   5,212,800
                                                                   --------------

TOTAL COMMON STOCK (COST $168,022,253)                                199,163,099
                                                                   --------------
TOTAL INVESTMENTS (100.0%) (COST $168,022,253)                     $  199,163,099
                                                                   ==============
---------------------------------------------------------------------------------
                         LARGE COMPANY GROWTH PORTFOLIO
---------------------------------------------------------------------------------
COMMON STOCK (97.7%)
AMUSEMENT & RECREATION SERVICES (0.6%)
        458,590         Walt Disney Co.*#                          $   11,866,016
                                                                   --------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS (2.1%)
        732,000         Cintas Corp.#                                  42,318,750
                                                                   --------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
DEALERS (5.6%)
        187,800         Fastenal Co.#                                   8,850,075
      1,524,478         Home Depot, Inc.#                             104,617,303
                                                                   --------------
                                                                      113,467,378
                                                                   --------------
BUSINESS SERVICES (19.4%)
        839,100         Automatic Data Processing, Inc.#               37,444,837
        393,800         DST Systems, Inc.*#                            22,397,375
        678,000         First Data Corp.                               29,747,250
        903,212         Fiserv, Inc.*                                  29,354,390
        330,597         Gartner Group, Inc., Class B*#                  5,516,837
      2,901,100         IMS Health, Inc.#                              66,181,344
      2,119,260         Microsoft Corp.*                              191,925,484
        524,200         Sungard Data Systems, Inc.*                    13,793,013
                                                                   --------------
                                                                      396,360,530
                                                                   --------------
CHEMICALS & ALLIED PRODUCTS (8.6%)
        844,200         Merck & Co., Inc.                              54,714,712
      2,468,900         Pfizer, Inc.                                   88,726,094
  FACE/SHARE                            SECURITY
    AMOUNT                             DESCRIPTION                     VALUE
---------------------------------------------------------------------------------
                   LARGE COMPANY GROWTH PORTFOLIO (continued)
---------------------------------------------------------------------------------

COMMON STOCK (continued)
CHEMICALS & ALLIED PRODUCTS (continued)
        499,100         Warner-Lambert Co.                         $   33,127,768
                                                                   --------------
                                                                      176,568,574
                                                                   --------------
DEPOSITORY INSTITUTIONS (1.2%)
        365,000         State Street Corp.                             23,588,125
                                                                   --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT
(21.0%)
      1,768,600         Intel Corp.#                                  131,429,087
      1,509,800         Lucent Technologies, Inc.                      97,948,275
        540,700         Nokia Corp. ADR#                               48,561,619
      1,594,600         Solectron Corp.*#                             114,512,213
      1,151,800         Telfonaktiebolaget LM Ericsson, Series B
                          ADR                                          35,993,750
                                                                   --------------
                                                                      428,444,944
                                                                   --------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES (2.8%)
        473,700         Gartner Group, Inc.#                            7,549,594
      1,435,999         Paychex, Inc.#                                 49,003,466
                                                                   --------------
                                                                       56,553,060
                                                                   --------------
FOOD & KINDRED PRODUCTS (1.6%)
        678,300         Coca-Cola Co.                                  32,600,794
                                                                   --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (9.6%)
      2,152,950         Cisco Systems, Inc.*#                         147,611,634
        664,500         EMC Corp.*#                                    47,470,219
                                                                   --------------
                                                                      195,081,853
                                                                   --------------
INSURANCE CARRIERS (4.2%)
        994,091         American International Group, Inc.             86,423,786
                                                                   --------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC,
MEDICAL & OPTICAL GOODS (4.5%)
      2,584,200         Medtronic, Inc.#                               91,739,100
                                                                   --------------
MISCELLANEOUS RETAIL (2.9%)
      2,733,075         Staples, Inc.*                                 59,615,198
                                                                   --------------
OIL & GAS EXTRACTION (0.8%)
        259,200         Schlumberger, Ltd.#                            16,151,400
                                                                   --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (11.4%)
      2,772,550         Charles Schwab Corp.                           93,400,278
      1,224,800         Franklin Resources, Inc.                       37,662,600
        964,700         Goldman Sachs Group, Inc.                      58,846,700
      1,536,000         T. Rowe Price                                  42,144,000
                                                                   --------------
                                                                      232,053,578
                                                                   --------------
WHOLESALE TRADE-NONDURABLE GOODS (1.4%)
        517,700         Cardinal Health, Inc.                          28,214,650
                                                                   --------------

TOTAL COMMON STOCK (COST $1,247,640,963)                            1,991,047,736
                                                                   --------------

See Notes to Schedules of Investments and Notes to Financial Statements.
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS  (CONTINUED)                        SEPTEMBER 30, 1999

--------------------------------------------------------------------------------

  FACE/SHARE                            SECURITY
    AMOUNT                             DESCRIPTION                     VALUE
---------------------------------------------------------------------------------
                   LARGE COMPANY GROWTH PORTFOLIO (continued)
---------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (2.3%)
     47,689,127         Deutsche Bank, 5.48%, 10/1/99
                          (Cost $47,689,127)**                     $   47,689,127
                                                                   --------------
TOTAL INVESTMENTS (100.0%) (COST $1,295,330,090)                   $2,038,736,863
                                                                   ==============
---------------------------------------------------------------------------------
                            SMALL CAP INDEX PORTFOLIO
---------------------------------------------------------------------------------
COMMON STOCK (93.3%)
AGRICULTURAL PRODUCTION-CROPS (0.4%)
         27,900         Chiquita Brands International, Inc.        $      165,656
         16,300         Delta & Pine Land Co.                             421,763
                                                                   --------------
                                                                          587,419
                                                                   --------------
AGRICULTURAL PRODUCTION-LIVESTOCK & ANIMAL SPECIALTIES (0.1%)
          8,600         Michael Foods, Inc.                               226,019
                                                                   --------------
AMUSEMENT & RECREATION SERVICES (0.4%)
          5,000         Anchor Gaming*                                    297,500
         11,100         Hollywood Park, Inc.*                             170,662
         13,600         Players International, Inc.*                      100,726
                                                                   --------------
                                                                          568,888
                                                                   --------------
APPAREL & ACCESSORY STORES (1.1%)
         11,200         AnnTaylor Stores Corp.*                           457,800
          6,000         Ashworth, Inc.*                                    28,500
         11,200         Cato Corp.                                        157,850
          8,400         Dress Barn, Inc.*                                 154,088
          9,100         Footstar, Inc.*                                   320,775
         14,200         Goody's Family Clothing, Inc.*                    114,488
         10,300         Gymboree Corp.*                                    70,813
          6,000         J. Baker, Inc.#                                    47,250
         13,300         Just For Feet, Inc.*#                              27,431
         13,100         Pacific Sunwear of California, Inc.*              367,210
                                                                   --------------
                                                                        1,746,205
                                                                   --------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS (0.8%)
          9,800         Authentic Fitness Corp.                           172,112
          6,700         Cyrk, Inc.*                                        37,060
          3,100         Haggar Corp.                                       39,137
         13,700         Hartmarx Corp.*                                    54,800
         11,800         Kellwood Co.                                      259,600
         14,700         Nautica Enterprises, Inc.*                        237,038
          6,900         Oshkosh B'Gosh, Inc.                              110,185
         11,600         Phillips-Van Heusen Corp.                         102,950
          6,000         Pillowtex Corp.#                                   45,000
          9,500         Quiksilver, Inc.*                                 173,375
                                                                   --------------
                                                                        1,231,257
                                                                   --------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS (0.4%)
          7,100         Discount Auto Parts, Inc.*                        114,488
         10,800         O'Reilly Automotive, Inc.*                        514,688
                                                                   --------------
                                                                          629,176
                                                                   --------------
  FACE/SHARE                            SECURITY
    AMOUNT                             DESCRIPTION                     VALUE
---------------------------------------------------------------------------------
                      SMALL CAP INDEX PORTFOLIO (continued)
---------------------------------------------------------------------------------

COMMON STOCK (continued)
AUTOMOTIVE REPAIR, SERVICES & PARKING (0.5%)
         15,600         Central Parking Corp.#                     $      456,300
         24,400         Rollins Truck Leasing Corp.                       247,050
                                                                   --------------
                                                                          703,350
                                                                   --------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS (0.8%)
         27,300         D.R. Horton, Inc.                                 353,194
          9,500         MDC Holdings, Inc.                                153,781
          6,300         Ryland Group, Inc.                                143,325
          5,200         Southern Energy Homes, Inc.*                       13,650
         12,600         Standard Pacific Corp.                            129,150
         15,500         Toll Brothers, Inc.*                              295,469
          5,700         U.S. Home Corp.*                                  158,531
                                                                   --------------
                                                                        1,247,100
                                                                   --------------
BUSINESS SERVICES (11.1%)
          9,400         ABM Industries, Inc.                              238,524
         36,000         Acxiom Corp.*                                     707,626
          9,000         ADVO, Inc.*                                       179,437
         17,800         American Management Systems, Inc.*                456,681
          9,600         Analysts International Corp.                       99,600
         10,600         Aspen Technology, Inc.*                           103,350
         11,400         BISYS Group, Inc.*                                534,731
          7,800         Catalina Marketing Corp.*#                        661,537
         14,300         Cerner Corp.*                                     218,074
          6,300         ChoicePoint, Inc.*                                424,462
         24,800         Ciber, Inc.*#                                     379,750
          9,800         Clarify, Inc.*                                    493,062
         17,400         Cognex Corp.*                                     525,263
          8,900         Computer Task Group, Inc.                         131,275
         11,000         Dendrite International, Inc.*                     519,750
         17,300         Epicor Software Corp.*                             99,475
          6,600         FactSet Research Systems, Inc.                    375,375
          6,000         Fair, Isaac and Co., Inc.                         168,375
         13,700         FileNet Corp.*                                    146,419
          9,400         Gerber Scientific, Inc.                           210,325
         16,400         Harbinger Corp.*                                  276,750
          8,500         Henry (Jack) & Associates                         313,969
         10,300         HNC Software, Inc.*                               408,781
         13,000         Hyperion Solutions Corp.*                         286,000
         19,300         Inacom Corp.*                                     177,319
         11,900         Information Resources, Inc.*                      131,644
          4,900         Insurance Auto Auctions, Inc.*                     72,888
         27,800         Interim Services, Inc.*                           455,225
          5,400         Kronos, Inc.*                                     198,113
         18,200         Labor Ready, Inc.*                                183,138
          8,000         Lason, Inc.*                                      356,250
         18,200         Macromedia, Inc.*                                 743,925
         16,100         Mercury Interactive Corp.*                      1,039,456
         16,200         Midway Games, Inc.*                               255,150
         13,500         National Computer Systems, Inc.                   517,641
         14,400         National Data Corp.                               374,400
         21,200         National Instruments Corp.*                       749,289
          9,000         Network Equipment Technologies, Inc.*              82,688
          8,700         Primark Corp.*                                    247,406
          7,200         Progress Software Corp.*                          225,900

See Notes to Schedules of Investments and Notes to Financial Statements.
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS  (CONTINUED)                        SEPTEMBER 30, 1999

--------------------------------------------------------------------------------

  FACE/SHARE                            SECURITY
    AMOUNT                             DESCRIPTION                     VALUE
---------------------------------------------------------------------------------
                      SMALL CAP INDEX PORTFOLIO (continued)
---------------------------------------------------------------------------------
COMMON STOCK (continued)
BUSINESS SERVICES (continued)
          5,700         QRS Corp.*                                 $      365,513
         12,300         Remedy Corp.*                                     349,013
         16,700         RSA Security, Inc.*                               443,594
         22,800         S3, Inc.*                                         237,975
         12,400         StaffMark, Inc.*                                   98,425
         17,800         Technology Solutions, Inc.*                       251,425
         20,300         True North Communications, Inc.                   738,413
         11,500         Vantive Corp.*                                     99,906
         12,800         Visio Corp.*                                      502,400
          6,400         Volt Information Sciences, Inc.*                  155,200
          4,300         Wall Data, Inc.*                                   23,113
                                                                   --------------
                                                                       17,034,000
                                                                   --------------
CHEMICALS & ALLIED PRODUCTS (4.7%)
         22,300         Advanced Tissue Sciences, Inc.*#                   68,641
         18,500         Alliance Pharmaceutical Corp.*                     93,655
         11,700         Alpharma, Inc.#                                   413,156
          9,700         Barr Laboratories, Inc.*                          307,975
          9,700         Biomatrix, Inc.*#                                 217,644
         10,400         Cambrex Corp.                                     274,950
          7,700         ChemFirst, Inc.                                   210,306
         18,700         Dura Pharmaceuticals, Inc.*                       260,631
         10,100         Geon Co.                                          260,075
          8,800         IDEC Pharmaceuticals Corp.*#                      827,475
         10,600         Immune Response Corp.*#                            51,675
         18,400         Jones Pharma, Inc.                                606,626
          9,900         Lilly Industries Inc., Class A                    134,888
         16,500         Liposome Co., Inc.*                               125,555
         10,700         MacDermid, Inc.                                   364,469
          4,300         McWhorter Technologies, Inc.*                      63,425
         11,100         Mississippi Chemical Corp.                         77,700
          7,400         Natures Sunshine Product, Inc.                     70,069
         28,500         NBTY, Inc.*                                       217,313
         13,900         North American Vaccine, Inc.*#                    104,250
          9,100         Noven Pharmaceuticals, Inc.*                       77,350
         10,100         OM Group, Inc.                                    387,588
         17,750         Omnova Solutions, Inc.*                           158,641
         10,700         PAREXEL International Corp.*                       97,638
          3,200         Penford Corp.                                      43,600
          7,900         Protein Design Labs, Inc.*                        285,388
          3,800         Quaker Chemical Corp.                              63,175
         13,500         Roberts Pharmaceutical Corp.*                     408,375
          7,800         Scotts Co.*                                       270,075
          5,900         USA Detergents, Inc.*                              29,131
         10,800         Vertex Pharmaceuticals, Inc.*#                    335,475
          9,600         W.H. Brady Co.                                    307,200
                                                                   --------------
                                                                        7,214,114
                                                                   --------------
COMMUNICATIONS (0.4%)
         22,700         Brightpoint, Inc.*                                165,286
         21,400         General Communications, Inc.*                     111,682
         26,000         TALK.com, Inc.*#                                  335,564
                                                                   --------------
                                                                          612,532
                                                                   --------------
  FACE/SHARE                            SECURITY
    AMOUNT                             DESCRIPTION                     VALUE
---------------------------------------------------------------------------------
                      SMALL CAP INDEX PORTFOLIO (continued)
---------------------------------------------------------------------------------

COMMON STOCK (continued)
CONSTRUCTION-SPECIAL TRADE CONTRACTORS (0.7%)
         11,800         Apogee Enterprises, Inc.                   $       82,969
          4,400         Chemed Corp.                                      133,100
         10,800         Dycom Industries, Inc.*                           455,625
         10,800         Insituform Technologies, Class A*                 270,000
          7,500         Service Experts, Inc.*                             77,813
                                                                   --------------
                                                                        1,019,507
                                                                   --------------
CONSUMER PRODUCTS (0.0%)
          3,300         Swiss Army Brands, Inc.*                           30,525
                                                                   --------------
DEPOSITORY INSTITUTIONS (6.8%)
         10,800         Anchor Bancorp Wisconsin, Inc.                    175,500
          9,900         Banknorth Group, Inc.                             295,762
         10,900         Carolina First Corp.                              215,955
         12,100         Centura Banks, Inc.                               500,637
         12,000         Chittenden Corp.                                  342,000
         11,800         Commerce Bancorp, Inc.                            489,700
         25,700         Commercial Federal Corp.                          504,362
         20,000         Community First Bankshares, Inc.                  337,500
         22,700         Cullen/Frost Bankers, Inc.                        567,500
         12,000         Downey Financial Corp.                            241,500
         12,300         First Bancorp/Puerto Rico                         242,925
         11,800         First Midwest Bancorp, Inc.                       450,613
         38,400         FirstMerit Corp.                                  974,400
         16,500         Hudson United Bancorp#                            508,406
          3,900         JSB Financial, Inc.                               223,275
         10,300         MAF Bancorp, Inc.                                 204,713
         11,100         Premier Bancshares, Inc.                          194,250
         10,800         Provident Bankshares Corp.                        229,838
          9,100         Queens County Bancorp, Inc.                       251,388
         12,000         Riggs National Corp.                              202,500
          8,900         Silicon Valley Bancshares*                        214,713
         17,000         St. Paul Bancorp, Inc.                            388,875
         15,700         Susquehanna Bancshares, Inc.                      270,825
         11,400         TrustCo Bank Corp NY                              336,657
          7,800         U.S. Trust Corp.                                  626,925
         18,400         United Bankshares, Inc.                           447,350
         18,200         UST Corp.                                         559,650
          9,700         Whitney Holding Corp.                             333,438
                                                                   --------------
                                                                       10,331,157
                                                                   --------------
EATING & DRINKING PLACES (1.9%)
         12,100         Applebee's International, Inc.*                   407,618
         11,500         CEC Entertainment, Inc.*                          412,563
          8,600         Cheesecake Factory, Inc.*                         238,650
         22,100         CKE Restaurants, Inc.                             160,225
         11,300         Consolidated Products, Inc.*                      110,175
         16,200         Foodmaker, Inc.*                                  403,988
          8,500         IHOP Corp.*                                       172,125
         10,900         Landry's Seafood Restaurants, Inc.*                87,200
          9,500         Luby's, Inc.                                      109,250
         13,600         Ruby Tuesday, Inc.                                265,200
         15,700         Ryan's Family Steak Houses, Inc.*                 141,300
          7,900         Sonic Corp.*                                      240,456
          5,700         Taco Cabana, Inc., Class A*                        55,219

See Notes to Schedules of Investments and Notes to Financial Statements.
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS  (CONTINUED)                        SEPTEMBER 30, 1999

--------------------------------------------------------------------------------

  FACE/SHARE                            SECURITY
    AMOUNT                             DESCRIPTION                     VALUE
---------------------------------------------------------------------------------
                      SMALL CAP INDEX PORTFOLIO (continued)
---------------------------------------------------------------------------------
COMMON STOCK (continued)
EATING & DRINKING PLACES (continued)
          9,700         TCBY Enterprises, Inc.                     $       44,256
                                                                   --------------
                                                                        2,848,225
                                                                   --------------
EDUCATIONAL SERVICES (0.4%)
         29,500         DeVry, Inc.*                                      590,000
                                                                   --------------
ELECTRIC, GAS & SANITARY SERVICES (4.0%)
          3,800         American States Water Co.                         125,874
          4,800         Aquarion Co.                                      172,200
         13,200         Atmos Energy Corp.                                318,450
          3,100         Bangor Hydro-Electric Co.                          51,150
          4,700         Cascade Natural Gas Corp.                          84,012
          7,200         Central Hudson Gas & Electric Corp.               283,500
          4,900         Central Vermont Public Service Corp.               64,618
          5,800         CILCORP, Inc.                                     375,912
          4,400         Connecticut Energy Corp.                          170,224
          8,700         Eastern Utilities Associates                      259,913
         12,700         Energen Corp.                                     257,175
          2,300         Green Mountain Power Corp.                         23,863
          7,600         New Jersey Resources Corp.                        304,000
         10,600         Northwest Natural Gas Co.                         273,613
          9,800         NorthWestern Corp.                                222,950
          4,600         Pennsylvania Enterprises, Inc.                    149,213
         17,300         Philadelphia Suburban Corp.                       407,631
         13,200         Piedmont Natural Gas Co.                          400,125
          8,700         Public Service Co. of North Carolina,
                          Inc.                                            269,700
         13,000         Southwest Gas Corp.                               350,188
         10,600         Southwestern Energy Co.                            96,063
          5,700         TNP Enterprises, Inc.                             221,944
          6,100         United Illuminating Co.                           295,088
         16,500         United Water Resources, Inc.                      538,313
         15,900         Wicor, Inc.                                       462,094
                                                                   --------------
                                                                        6,177,813
                                                                   --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT
(11.1%)
          6,300         Adaptive Broadband Corp.*                         211,050
         11,700         Allen Group, Inc.*                                114,074
          8,200         Alpha Industries, Inc.*                           462,531
         15,900         Artesyn Technologies, Inc.*                       301,603
         20,200         Aspect Telecommunications Corp.*                  342,770
         15,400         Baldor Electric Co.                               291,637
          6,900         Benchmark Electronics, Inc.*                      243,655
         11,600         BMC Industries, Inc.                              142,825
         15,700         Burr-Brown Corp.*                                 620,150
          5,400         C&D Technologies, Inc.                            196,088
          4,500         C-Cor Electronics, Inc.*                          136,688
         17,000         C-Cube Microsystems, Inc.*                        739,500
         12,000         Cable Design Technologies Corp.*                  273,750
          2,500         Centigram Communications Corp.*                    27,344
         12,800         Checkpoint Systems, Inc.*                         119,200
         11,700         CTS Corp.                                         672,750
          6,500         Customtracks Corp.*#                              192,563
         12,300         Dallas Semiconductor Corp.                        657,281
         27,100         Digital Microwave Corp.*                          425,131
  FACE/SHARE                            SECURITY
    AMOUNT                             DESCRIPTION                     VALUE
---------------------------------------------------------------------------------
                      SMALL CAP INDEX PORTFOLIO (continued)
---------------------------------------------------------------------------------

COMMON STOCK (continued)
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT
(continued)
          9,500         Dionex Corp.*                              $      406,125
         17,400         DSP Communications, Inc.*                         330,600
          5,500         Electro Scientific Industries, Inc.*              293,047
          9,100         Etec Systems, Inc.*                               342,388
         15,600         General Semiconductor, Inc.*                      160,875
          5,800         HADCO Corp.*                                      250,850
          7,500         Harman International Industries, Inc.             315,469
          4,700         Harmon Industries, Inc.                            59,044
          9,500         Helix Technology Corp.                            315,875
         10,500         Hutchinson Technology, Inc.*                      283,500
          6,300         Innovex, Inc.                                      56,700
         11,000         Inter-Tel, Inc.                                   195,250
         22,000         International Rectifier Corp.*                    335,500
         13,600         InterVoice, Inc.*                                 150,450
          6,300         Itron, Inc.*#                                      37,013
         16,700         Kemet Corp.*                                      533,879
         30,200         Lattice Semiconductor Corp.*                      896,563
         15,100         Methode Electronics, Inc.                         285,013
         26,000         Micrel, Inc.*                                   1,127,750
          3,100         National Presto Industries, Inc.                  119,738
          7,800         Oak Industries, Inc.*#                            265,200
         27,300         P-COM, Inc.*#                                     191,100
          4,400         Park Electrochemical Corp.                        144,650
         10,100         Photronics, Inc.*                                 226,619
         17,200         Picturetel Corp.*                                  73,100
          7,100         Plantronics, Inc.*                                353,225
          7,400         Plexus Corp.*                                     226,625
          8,500         Powerwave Technologies, Inc.*                     409,860
         21,100         Read-Rite Corp.*                                   98,906
          7,700         Royal Appliance Manufacturing Co.*                 38,500
         14,000         Silicon Valley Group*                             165,375
         15,200         SLI, Inc.*                                        323,950
         12,400         SpeedFam International, Inc.*                     148,800
          6,600         Standard Microsystems Corp.*                       61,050
          6,300         SymmetriCom, Inc.*                                 47,250
          6,900         Technitrol, Inc.                                  243,225
          6,700         Thomas Industries, Inc.                           125,206
          3,000         Three-Five Systems, Inc.*                          66,375
         13,600         Unitrode Corp.*                                   571,200
         11,800         Valence Technology, Inc.*#                         55,313
         17,600         Vicor Corp.*                                      399,300
          2,800         Watkins-Johnson Co.                                93,975
                                                                   --------------
                                                                       16,995,023
                                                                   --------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES (3.4%)
         15,900         Billing Information Concepts Corp.*                79,500
         22,300         Bio-Technology General Corp.*                     213,941
          8,100         CDI Corp.*                                        221,230
         13,100         Cephalon, Inc.*#                                  235,390
         10,500         COR Therapeutics, Inc.*                           199,500
          8,600         Franklin Covey Co.*                                66,113
         11,900         Incyte Pharmaceuticals, Inc.*                     275,188
         15,200         MedQuist, Inc.*                                   508,250

See Notes to Schedules of Investments and Notes to Financial Statements.
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS  (CONTINUED)                        SEPTEMBER 30, 1999

--------------------------------------------------------------------------------

  FACE/SHARE                            SECURITY
    AMOUNT                             DESCRIPTION                     VALUE
---------------------------------------------------------------------------------
                      SMALL CAP INDEX PORTFOLIO (continued)
---------------------------------------------------------------------------------
COMMON STOCK (continued)
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES (continued)
          9,400         NFO Worldwide, Inc.*                       $      119,850
         12,900         Organogenesis, Inc.*#                              95,944
         10,500         Pharmaceutical Product Development,
                          Inc.*#                                          142,406
         20,100         Profit Recovery Group International,
                          Inc.*                                           896,963
         13,300         Regeneron Pharmaceuticals, Inc.*                  108,063
          5,500         Stone & Webster, Inc.                             154,000
         16,200         Tetra Tech, Inc.*                                 270,338
         11,600         U.S. Bioscience, Inc.*                            165,300
          6,600         URS Corp.*                                        161,700
         36,300         US Oncology, Inc.*                                328,969
         23,000         Whittman-Hart, Inc.*                              891,970
                                                                   --------------
                                                                        5,134,615
                                                                   --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT (1.0%)
          4,400         Alliant Techsystems, Inc.*                        304,975
         15,500         AptarGroup, Inc.                                  414,625
          3,000         Butler Manufacturing Co.                           78,750
         12,900         Griffon Corp.*                                    103,200
          3,600         Insteel Industries, Inc.                           32,400
          6,500         Material Sciences Corp.*                           86,531
         11,400         Sturm, Ruger & Co., Inc.                          102,600
         19,800         Tower Automotive, Inc.*                           392,288
                                                                   --------------
                                                                        1,515,369
                                                                   --------------
FINANCIAL SERVICES (0.1%)
         10,200         Jefferies Group, Inc.                             212,925
                                                                   --------------
FOOD & KINDRED PRODUCTS (1.7%)
          4,500         Agribrands International, Inc.*                   223,312
          7,600         Canandaigua Brands, Inc.*                         454,100
          3,700         Coca-Cola Bottling Co.                            207,546
         15,800         Corn Products International, Inc.                 480,913
         18,100         Earthgrains Co.                                   400,463
          3,800         J&J Snack Foods Corp.*                             75,050
         13,000         Ralcorp Holdings, Inc.*                           229,938
         17,800         Smithfield Foods, Inc.*                           476,150
                                                                   --------------
                                                                        2,547,472
                                                                   --------------
FOOD STORES (0.3%)
          5,200         Panera Bread Co., Class A*                         34,450
         11,200         Whole Foods Market, Inc.*#                        366,451
                                                                   --------------
                                                                          400,901
                                                                   --------------
FURNITURE & FIXTURES (0.7%)
          5,300         Bassett Furniture Industries, Inc.                100,700
         17,400         Ethan Allen Interiors, Inc.                       553,537
         22,200         LA-Z-BOY, Inc.#                                   423,188
                                                                   --------------
                                                                        1,077,425
                                                                   --------------
GENERAL MERCHANDISE STORES (0.9%)
         12,100         Ames Department Stores, Inc.*                     385,688
         22,400         Casey's General Stores, Inc.                      300,301
          3,300         GC Cos., Inc.*                                     99,000
  FACE/SHARE                            SECURITY
    AMOUNT                             DESCRIPTION                     VALUE
---------------------------------------------------------------------------------
                      SMALL CAP INDEX PORTFOLIO (continued)
---------------------------------------------------------------------------------

COMMON STOCK (continued)
GENERAL MERCHANDISE STORES (continued)
          5,300         Gottschalks, Inc.*                         $       47,700
         12,600         Shopko Stores, Inc.*                              365,400
         19,000         Stein Mart, Inc.*                                 135,375
                                                                   --------------
                                                                        1,333,464
                                                                   --------------
HEALTH SERVICES (2.9%)
         25,100         Coventry Health Care, Inc.*                       238,450
          4,300         Curative Health Services, Inc.*                    20,425
         10,600         Enzo Biochem, Inc.*                               300,775
         16,300         Express Scripts, Inc.*                          1,275,475
         15,300         Genesis Health Ventures, Inc.*                     36,337
         12,200         Hooper Holmes, Inc.                               312,625
         16,800         Idexx Laboratories, Inc.*                         289,276
         22,500         Integrated Health Services, Inc.*                  35,156
         10,600         Laser Vision Centers, Inc.*                       148,732
         13,500         Magellan Health Services, Inc.*                    98,719
         20,400         Orthodontic Centers of America, Inc.*             357,000
          6,600         Pediatrix Medical Group, Inc.*#                    91,575
         32,300         PhyCor, Inc.*                                     141,313
         18,900         Renal Care Group, Inc.*                           414,029
         11,400         Sierra Health Services, Inc.*                     115,425
          5,000         Syncor International Corp.*                       187,500
         13,400         Universal Health Services, Inc.*                  346,725
                                                                   --------------
                                                                        4,409,537
                                                                   --------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION-CONTRACTORS (0.2%)
         22,400         Morrison Knudsen Corp.*                           231,000
                                                                   --------------
HOLDING & OTHER INVESTMENT OFFICES (0.1%)
          8,100         DBT Online, Inc.*                                 201,994
                                                                   --------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES (0.6%)
         15,500         Bombay Co., Inc.*                                  78,469
         16,800         Linens 'N Things, Inc.*                           567,000
          8,700         MicroAge, Inc.*                                    18,760
         41,000         Pier 1 Imports, Inc.                              276,750
                                                                   --------------
                                                                          940,979
                                                                   --------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES (0.3%)
         18,900         Aztar Corp.*                                      193,725
         12,700         Marcus Corp.                                      153,194
         21,900         Prime Hospitality Corp.*                          175,200
                                                                   --------------
                                                                          522,119
                                                                   --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (4.5%)
         15,300         Anixter International, Inc.*                      355,724
          8,700         Apex, Inc.*                                       162,580
         16,500         Applied Power, Inc.                               501,187
          8,100         Astec Industries, Inc.*                           195,412
         11,200         Auspex Systems, Inc.                               99,400
          7,500         Black Box Corp.*                                  393,750
          7,300         Dril-Quip, Inc.*                                  186,606
          8,400         Electroglas, Inc.*                                196,350
          9,500         Exabyte Corp.*                                     41,266
         15,300         Fedders Corp.                                      91,800

See Notes to Schedules of Investments and Notes to Financial Statements.
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS  (CONTINUED)                        SEPTEMBER 30, 1999

--------------------------------------------------------------------------------

  FACE/SHARE                            SECURITY
    AMOUNT                             DESCRIPTION                     VALUE
---------------------------------------------------------------------------------
                      SMALL CAP INDEX PORTFOLIO (continued)
---------------------------------------------------------------------------------
COMMON STOCK (continued)
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
          6,100         Flow International Corp.*                  $       63,288
          6,300         Gardner Denver, Inc.*                              95,288
          9,500         Global Industrial Technologies, Inc.*             115,781
          8,600         Graco, Inc.                                       282,188
         12,600         IDEX Corp.                                        356,738
         22,900         Komag, Inc.*                                       68,700
         10,000         Kulicke & Soffa Industries, Inc.*                 243,125
          5,300         Lindsay Manufacturing Co.                         104,013
         11,000         Manitowoc Co., Inc.                               375,375
          6,900         Micro Systems, Inc.*                              279,450
         19,800         Paxar Corp.*                                      190,575
          4,700         Robbins & Myers, Inc.                              72,850
          7,700         Scott Technologies, Inc.*                         152,075
          5,400         SPS Technologies, Inc.*                           204,863
          6,900         Telxon Corp.                                       57,788
          5,500         Toro Co.                                          205,563
          9,100         Ultratech Stepper, Inc.*                          116,025
         10,300         Valmont Industries, Inc.                          173,813
         13,000         Varian Medical Systems, Inc.*                     284,375
         12,200         Watsco, Inc.                                      138,775
         10,300         Xircom, Inc.*                                     439,681
         13,300         Zebra Technologies Corp.*                         604,735
                                                                   --------------
                                                                        6,849,139
                                                                   --------------
INSURANCE AGENTS, BROKERS & SERVICE (0.6%)
          7,700         Arthur J. Gallagher & Co.                         410,025
          5,600         E.W. Blanch Holdings, Inc.                        364,700
          5,600         Hilb, Rogal and Hamilton Co.                      140,350
                                                                   --------------
                                                                          915,075
                                                                   --------------
INSURANCE CARRIERS (2.3%)
         15,500         Capital Re Corp.                                  155,000
          8,600         Delphi Financial Group, Class A*                  259,612
         16,100         Enhance Financial Services Group, Inc.            284,768
         12,900         Fidelity National Financial, Inc.                 195,919
         27,700         First American Financial, Inc.                    370,488
         29,800         Fremont General Corp.                             283,100
         14,800         Frontier Insurance Group, Inc.                    129,500
         18,500         Mutual Risk Management Ltd.#                      226,625
         11,600         Orion Capital Corp.                               549,550
         15,700         Radian Group, Inc.                                674,119
         11,800         Selective Insurance Group, Inc.                   222,725
          4,500         Trenwick Group, Inc.                               74,531
          7,300         Zenith National Insurance Corp.                   156,038
                                                                   --------------
                                                                        3,581,975
                                                                   --------------
LEATHER & LEATHER PRODUCTS (0.8%)
          7,700         Brown Shoe Co., Inc.                              141,006
         10,800         Justin Industries                                 153,225
          4,800         K-Swiss, Inc.#                                    151,500
         13,700         Timberland Co.*                                   535,156
         17,500         Wolverine World Wide, Inc.                        199,063
                                                                   --------------
                                                                        1,179,950
                                                                   --------------
  FACE/SHARE                            SECURITY
    AMOUNT                             DESCRIPTION                     VALUE
---------------------------------------------------------------------------------
                      SMALL CAP INDEX PORTFOLIO (continued)
---------------------------------------------------------------------------------

COMMON STOCK (continued)
LEGAL SERVICES (0.3%)
          9,700         Pre-Paid Legal Services, Inc.*             $      381,938
                                                                   --------------
LOCAL & SUBURBAN TRANSIT & INTERURBAN HIGHWAY PASSENGER TRANSPORTATION (0.0%)
          6,200         Rural/Metro Corp.*                                 41,075
                                                                   --------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE (0.4%)
         20,500         Champion Enterprises, Inc.*                       184,500
         20,000         Oakwood Homes Corp.                                90,000
          3,800         Skyline Corp.                                      97,613
          6,600         TJ International, Inc.                            165,825
                                                                   --------------
                                                                          537,938
                                                                   --------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL &
OPTICALGOODS (3.2%)
          8,700         ADAC Laboratories*                                 85,368
          3,900         Amcast Industrial Corp.                            51,918
          5,400         Analogic Corp.                                    170,437
         10,200         Coherent, Inc.*                                   227,587
          5,900         Cooper Cos., Inc.                                 182,162
         10,300         Cygnus, Inc.*                                     115,554
          6,500         Datascope Corp.*                                  228,313
          5,800         Diagnostic Products Corp.                         155,513
          7,400         Esterline Technologies Corp.*                     116,550
         13,600         Fossil, Inc.*                                     368,050
          8,000         Hanger Orthopedic Group, Inc.*                    116,000
          6,500         Hologic, Inc.*                                     26,203
         21,400         Input/Output, Inc.*                               141,775
          5,200         Intermagnetics General Corp.*                      31,200
         12,100         Invacare Corp.                                    236,706
          6,900         Ionics, Inc.*                                     223,388
          6,100         Maxxim Medical, Inc.*                             146,019
         10,300         Mentor Corp.                                      293,550
          2,500         Nashua Corp.*                                      22,188
          6,000         Osteotech, Inc.*                                   81,750
         13,000         Respironics, Inc.*                                107,250
         12,900         Roper Industries, Inc.                            493,425
         10,600         Sola International, Inc.*                         163,638
          4,000         SpaceLabs Medical, Inc.*                           60,500
         19,800         Summit Technology, Inc.*                          362,588
          9,400         Sunrise Medical, Inc.*                             56,400
          9,600         Trimble Navigation Ltd.*                          102,600
          7,300         Wesley Jessen VisionCare, Inc.*                   227,669
          9,000         X-Rite, Inc.                                       58,500
          5,200         Xomed Surgical Products, Inc.*                    296,400
                                                                   --------------
                                                                        4,949,201
                                                                   --------------
METAL MINING (0.4%)
          6,900         Brush Wellman, Inc.                               101,344
          9,300         Coeur D'Alene Mines Corp.*#                        43,594
         28,300         Hecla Mining Co.*                                  83,131
         16,000         Stillwater Mining Co.*                            430,000
                                                                   --------------
                                                                          658,069
                                                                   --------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS (0.3%)
         11,400         AMCOL International Corp.                         168,150

See Notes to Schedules of Investments and Notes to Financial Statements.
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS  (CONTINUED)                        SEPTEMBER 30, 1999

--------------------------------------------------------------------------------

  FACE/SHARE                            SECURITY
    AMOUNT                             DESCRIPTION                     VALUE
---------------------------------------------------------------------------------
                      SMALL CAP INDEX PORTFOLIO (continued)
---------------------------------------------------------------------------------
COMMON STOCK (continued)
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS (continued)
          8,000         Florida Rock Industries, Inc.              $      278,000
                                                                   --------------
                                                                          446,150
                                                                   --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES (0.2%)
          7,100         Cross (A.T.) Co.*                                  29,730
         11,500         Jan Bell Marketing, Inc.*                          35,219
          7,000         K2, Inc.                                           61,688
          6,700         Lydall, Inc.*                                      69,094
          8,800         Russ Berrie & Co., Inc.                           184,250
                                                                   --------------
                                                                          379,981
                                                                   --------------
MISCELLANEOUS RETAIL (1.0%)
          7,200         Action Performance Cos., Inc.*#                   151,650
          7,700         Books-A-Million, Inc.*#                            63,043
         10,900         Cash America International, Inc.                  102,869
          2,600         Damark International, Inc., Class A*               26,163
          8,100         Hancock Fabrics, Inc.                              34,931
          7,800         Jo-Ann Stores, Inc.*                               97,013
          3,900         Lillian Vernon Corp.                               48,750
         12,200         Michaels Stores, Inc.*                            359,900
         13,500         Sports Authority, Inc.*                            43,031
         15,400         Zale Corp.*                                       590,013
                                                                   --------------
                                                                        1,517,363
                                                                   --------------
MOTION PICTURES (0.1%)
         10,100         Avid Technology, Inc.*                            132,563
          4,800         Carmike Cinemas, Inc.*                             63,000
                                                                   --------------
                                                                          195,563
                                                                   --------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING (1.2%)
         13,600         American Freightways Corp.*                       247,350
          8,300         Arkansas Best Corp.*                              102,712
          6,900         Frozen Food Express Industries, Inc.               42,262
         12,700         Heartland Express, Inc.*                          179,388
          4,200         Landstar System, Inc.*                            145,950
          5,200         M.S. Carriers, Inc.*                              124,800
         11,200         USFreightways Corp.                               530,600
         20,100         Werner Enterprises, Inc.                          354,263
         10,600         Yellow Corp.*                                     175,563
                                                                   --------------
                                                                        1,902,888
                                                                   --------------
NONDEPOSITORY CREDIT INSTITUTIONS (0.3%)
         30,600         AmeriCredit Corp.*                                457,088
                                                                   --------------
OIL & GAS EXTRACTION (2.7%)
          5,800         Atwood Oceanics, Inc.*                            177,262
         12,600         Benton Oil & Gas Co.*                              33,862
         10,500         Cabot Oil and Gas Corp.                           181,124
         20,700         Cross Timbers Oil Co.                             279,450
          8,000         HS Resources, Inc.*                               131,000
         17,600         Newfield Exploration Co.*                         579,700
          9,500         Oceaneering International, Inc.*                  159,719
          7,200         Plains Resources, Inc.*                           128,700
         17,000         Pogo Producing Co.                                352,750
          9,000         Pool Energy Services Co.*                         221,625
  FACE/SHARE                            SECURITY
    AMOUNT                             DESCRIPTION                     VALUE
---------------------------------------------------------------------------------
                      SMALL CAP INDEX PORTFOLIO (continued)
---------------------------------------------------------------------------------

COMMON STOCK (continued)
OIL & GAS EXTRACTION (continued)
         23,800         Pride International, Inc.*                 $      337,663
          9,000         Remington Oil & Gas Corp.*                         51,188
          5,100         SEACOR SMIT, Inc.*                                261,375
         10,300         Seitel, Inc.*                                     100,425
          4,700         St. Mary Land & Exploration Co.                   122,788
          7,800         Stone Energy Corp.*                               396,825
          5,700         Tetra Technologies, Inc.*                          58,069
         18,800         Tuboscope Vetco International Corp.*              233,825
         26,500         Vintage Petroleum, Inc.*                          357,750
                                                                   --------------
                                                                        4,165,100
                                                                   --------------
PAPER & ALLIED PRODUCTS (0.6%)
         15,000         Buckeye Technologies, Inc.*                       235,312
          5,815         Kimberly-Clark Corp.                              305,292
          5,700         Pope & Talbot, Inc.                                70,538
          5,000         Republic Group, Inc.                               69,688
          6,700         Schweitzer-Mauduit International, Inc.             86,681
         11,700         Shorewood Packaging Corp.*                        158,681
                                                                   --------------
                                                                          926,192
                                                                   --------------
PERSONAL SERVICES (0.6%)
          3,700         Angelica Corp.                                     42,550
          4,200         CPI Corp.                                         143,588
          8,700         G & K Services, Inc.                              352,350
         16,400         Regis Corp.                                       315,700
                                                                   --------------
                                                                          854,188
                                                                   --------------
PETROLEUM REFINING & RELATED INDUSTRIES (0.2%)
          8,300         Elcor Corp.                                       207,500
          6,600         WD-40                                             154,482
                                                                   --------------
                                                                          361,982
                                                                   --------------
PRIMARY METAL INDUSTRIES (1.9%)
         10,300         Belden, Inc.                                      211,150
         12,600         Birmingham Steel Corp.                             96,075
          6,800         Commonwealth Industries, Inc.                      91,375
         21,500         CommScope, Inc.*                                  698,750
          7,000         IMCO Recycling, Inc.                              105,000
         10,800         Intermet Corp.                                     91,463
         15,200         Mueller Industries, Inc.*                         451,250
          6,000         Quanex Corp.                                      153,750
          8,800         RTI International Metals*#                         88,000
          4,700         Steel Technologies, Inc.                           54,638
          8,900         Texas Industries, Inc.                            329,300
         15,800         Tredegar Corp.                                    337,725
          7,100         WHX Corp.*#                                        71,000
          5,700         Wolverine Tube, Inc.*                              88,350
                                                                   --------------
                                                                        2,867,826
                                                                   --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES (1.4%)
         15,700         Bowne & Co., Inc.                                 189,381
          6,700         Consolidated Graphics, Inc.*                      282,238
          6,700         Gibson Greetings, Inc.*                            35,594
         13,200         John H. Harland Co.                               256,575
          6,800         Merrill Corp.                                     135,575

See Notes to Schedules of Investments and Notes to Financial Statements.
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS  (CONTINUED)                        SEPTEMBER 30, 1999

--------------------------------------------------------------------------------

  FACE/SHARE                            SECURITY
    AMOUNT                             DESCRIPTION                     VALUE
---------------------------------------------------------------------------------
                      SMALL CAP INDEX PORTFOLIO (continued)
---------------------------------------------------------------------------------
COMMON STOCK (continued)
PRINTING, PUBLISHING & ALLIED INDUSTRIES (continued)
          6,100         New England Business Service, Inc.         $      174,231
          6,000         Thomas Nelson, Inc.                                58,500
         23,900         Valassis Communications, Inc.*                  1,050,106
                                                                   --------------
                                                                        2,182,200
                                                                   --------------
RAILROAD TRANSPORTATION (0.0%)
          3,900         RailTex, Inc.*                                     64,350
                                                                   --------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS (0.3%)
         23,600         Safeskin Corp.*                                   193,964
          6,800         Standard Products Co.                             240,550
          8,800         Titan International, Inc.                          90,200
                                                                   --------------
                                                                          524,714
                                                                   --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (2.3%)
         20,700         Amresco, Inc.*                                     62,100
          5,300         Dain Rauscher Corp.                               259,700
         15,200         Eaton Vance Corp.                                 486,400
         10,400         Hambrecht & Quist Group*                          508,950
         24,100         Legg Mason, Inc.                                  923,331
         11,200         Pioneer Group, Inc.*                              168,000
         20,100         Raymond James Financial, Inc.                     400,744
          7,500         SEI Investments Co.                               669,610
                                                                   --------------
                                                                        3,478,835
                                                                   --------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS (0.9%)
         31,100         Gentex Corp.*                                     642,411
          6,900         Libbey, Inc.                                      203,981
          8,200         Lone Star Industries, Inc.                        408,975
          5,500         Standex International Corp.                       148,500
                                                                   --------------
                                                                        1,403,867
                                                                   --------------
TEXTILE MILL PRODUCTS (0.4%)
         10,800         Cone Mills Corp.*                                  52,650
         10,100         Delta Woodside Industries, Inc.                    27,774
          4,800         Dixie Group, Inc.*                                 37,200
          5,100         Galey & Lord, Inc.*                                13,388
          9,400         Guilford Mills, Inc.                               81,075
         22,600         Interface, Inc.                                   115,825
          3,400         Oxford Industries, Inc.                            73,313
         10,900         Triarc Cos., Inc.*                                233,669
                                                                   --------------
                                                                          634,894
                                                                   --------------
TRANSPORTATION BY AIR (0.5%)
          7,900         Atlantic Coast Airlines Holdings*                 140,225
         14,400         Mesa Air Group, Inc.*                              88,200
          6,000         Midwest Express Holdings, Inc.*                   157,125
          9,000         Offshore Logistics, Inc.*                          92,813
          8,800         Pittston BAX Group                                 70,950
         10,400         SkyWest, Inc.                                     228,150
                                                                   --------------
                                                                          777,463
                                                                   --------------
TRANSPORTATION EQUIPMENT (2.4%)
          9,900         A. O. Smith Corp.                                 299,474
         11,700         AAR Corp.                                         210,600
  FACE/SHARE                            SECURITY
    AMOUNT                             DESCRIPTION                     VALUE
---------------------------------------------------------------------------------
                      SMALL CAP INDEX PORTFOLIO (continued)
---------------------------------------------------------------------------------

COMMON STOCK (continued)
TRANSPORTATION EQUIPMENT (continued)
         10,900         Arctic Cat, Inc.                           $      104,230
         10,500         BE Aerospace, Inc.*                               125,344
         10,200         Clarcor, Inc.                                     171,488
          7,100         Coachmen Industries, Inc.                         109,163
         17,750         GenCorp, Inc.                                     186,375
          9,000         Group 1 Automotive, Inc.*                         164,813
         12,300         Halter Marine Group, Inc.*                         66,881
          4,300         Huffy Corp.                                        42,463
         18,700         JLG Industries, Inc.                              284,006
          9,400         Kroll-O'Gara Co.*                                 156,863
          8,000         Monaco Coach Corp.*                               195,000
         15,900         Orbital Sciences Corp.*                           278,250
         10,600         Polaris Industries, Inc.                          367,025
          8,900         Regal-Beloit Corp.                                184,675
          7,700         Simpson Industries, Inc.                           85,181
          5,300         Spartan Motors, Inc.                               26,831
          5,600         Standard Motor Products, Inc.                     108,850
          5,200         Thor Industries, Inc.                             132,600
          9,800         Wabash National Corp.                             199,063
          9,400         Winnebago Industries, Inc.                        225,013
                                                                   --------------
                                                                        3,724,188
                                                                   --------------
TRANSPORTATION SERVICES (0.8%)
         14,200         Air Express International Corp.                   322,162
         21,300         Expeditors International of Washington,
                          Inc.                                            683,598
         15,500         Fritz Cos., Inc.*                                 160,813
                                                                   --------------
                                                                        1,166,573
                                                                   --------------
WATER TRANSPORTATION (0.1%)
          8,500         Kirby Corp.*                                      166,813
                                                                   --------------
WHOLESALE TRADE-DURABLE GOODS (3.1%)
          9,000         Applied Industrial Technologies, Inc.             162,000
          6,400         Aviation Sales Co.*#                              121,600
          8,200         Barnes Group, Inc.                                164,512
          5,400         Building Materials Holding Corp.*                  54,000
          6,000         Castle (A.M.) & Co.                                75,750
          6,200         Commercial Metals Co.                             178,250
          7,400         Department 56, Inc.*                              177,137
          6,300         Digi International, Inc.*                          68,906
         21,100         Ha-Lo Industries, Inc.*                           131,875
          9,900         Hughes Supply, Inc.                               215,325
         10,900         Insight Enterprises, Inc.*                        354,250
         10,000         Kaman Corp. - Class A                             127,500
         11,900         Kent Electronics Corp.*                           220,150
          4,400         Lawson Products, Inc.                              95,150
          7,100         Marshall Industries*                              259,150
         19,000         Masco Tech, Inc.                                  307,563
         13,900         Owens & Minor, Inc. Holding Co.                   133,788
         14,300         Patterson Dental Co.*                             708,744
         11,500         Pioneer-Standard Electronics, Inc.                166,031
         11,850         Reliance Steel & Aluminum Co.                     248,850
          5,100         Simpson Manufacturing Co., Inc.*                  239,063
          7,900         Specialty Equipment Companies, Inc.*              199,475
          9,000         TBC Corp.*                                         62,297

See Notes to Schedules of Investments and Notes to Financial Statements.
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS  (CONTINUED)                        SEPTEMBER 30, 1999

--------------------------------------------------------------------------------

  FACE/SHARE                            SECURITY
    AMOUNT                             DESCRIPTION                     VALUE
---------------------------------------------------------------------------------
                      SMALL CAP INDEX PORTFOLIO (continued)
---------------------------------------------------------------------------------
COMMON STOCK (continued)
WHOLESALE TRADE-DURABLE GOODS (continued)
          8,800         Universal Forest Products, Inc.            $      114,950
          5,200         Vital Signs, Inc.                                 105,950
          8,000         Wynn's International, Inc.                        127,500
                                                                   --------------
                                                                        4,819,766
                                                                   --------------
WHOLESALE TRADE-NONDURABLE GOODS (1.7%)
         13,800         Barrett Resources Corp.*                          509,737
         14,300         Bindley Western Industries, Inc.                  204,668
         10,600         Caraustar Industries, Inc.                        270,300
         18,900         DIMON, Inc.#                                       73,238
          5,900         Enesco Group, Inc.                                 90,713
         16,500         Fleming Cos., Inc.                                161,906
         17,800         Men's Wearhouse, Inc.*                            382,700
          8,600         Myers Industries, Inc.                            152,650
          4,800         Nash-Finch Co.                                     33,600
          8,600         NCS HealthCare, Inc.*                              22,575
          5,900         Performance Food Group Co.*                       151,188
          9,300         Priority Healthcare Corp.*                        287,138
         19,700         Stride Rite Corp.                                 137,900
          1,596         SUPERVALU, Inc.                                    34,808
          7,700         United Natural Foods, Inc.*                        67,616
                                                                   --------------
                                                                        2,580,737
                                                                   --------------

TOTAL COMMON STOCK (COST $157,143,028)                                143,013,191
                                                                   --------------
TIME DEPOSIT (6.1%)
      9,284,277         Union Bank of Switzerland, 5.63%, 10/1/99
                          (cost $9,284,277)                             9,284,277
                                                                   --------------
U.S. TREASURY BILLS (0.6%)
        885,000         4.93% yield, 4/27/00 (cost $860,944)##            860,852
                                                                   --------------

TOTAL INVESTMENTS (100.0%) (COST $167,288,249)                     $  153,158,320
                                                                   ==============
FINANCIAL FUTURES CONTRACTS ##

                                                                           UNREALIZED
      POSITION          CONTRACTS                  INDEX                  GAIN (LOSS)
---------------------   ---------   -----------------------------------  --------------
Long                       50       Russell 2000 Index, Expiring
                                      December 17, 1999 (notional value
                                      $10,737,500)                       $     (235,200)

---------------------------------------------------------------------------------
                            SMALL CAP VALUE PORTFOLIO
---------------------------------------------------------------------------------
COMMON STOCK (95.5%)
AMUSEMENT & RECREATION SERVICES (1.6%)
        207,080         Argosy Gaming Co.*                         $    2,743,810
                                                                   --------------
APPAREL & ACCESSORY STORES (4.4%)
         84,350         AnnTaylor Stores Corp.*                    $    3,447,806
         90,610         Talbots, Inc.                                   4,071,787
                                                                   --------------
                                                                        7,519,593
                                                                   --------------
  FACE/SHARE                            SECURITY
    AMOUNT                             DESCRIPTION                     VALUE
---------------------------------------------------------------------------------
                      SMALL CAP VALUE PORTFOLIO (continued)
---------------------------------------------------------------------------------

COMMON STOCK (continued)
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS (4.6%)
        100,300         Centex Corp.                                    2,965,118
         48,820         NVR, Inc.*                                      2,465,410
        112,070         Ryland Group, Inc.                              2,549,592
                                                                   --------------
                                                                        7,980,120
                                                                   --------------
BUSINESS SERVICES (8.7%)
        100,230         AVT Corp.*                                      3,069,544
         37,090         Check Point Software Technologies Ltd.*#        3,131,787
        148,580         InfoCure Corp.*#                                2,804,447
         55,840         Kronos, Inc.*                                   2,048,630
         90,280         THQ, Inc.*#                                     3,893,325
                                                                   --------------
                                                                       14,947,733
                                                                   --------------
CHEMICALS & ALLIED PRODUCTS (6.8%)
         81,600         Alpharma, Inc.#                                 2,881,500
         94,940         ChiRex, Inc.*                                   2,450,638
        100,525         Jones Pharma, Inc.                              3,314,189
         87,010         King Pharmaceuticals, Inc.*#                    3,045,350
                                                                   --------------
                                                                       11,691,677
                                                                   --------------
CONSTRUCTION-SPECIAL TRADE CONTRACTORS (2.0%)
        136,200         Insituform Technologies, Class A*               3,405,000
                                                                   --------------
DEPOSITORY INSTITUTIONS (4.8%)
         80,450         Bank United Corp.                               2,604,569
        132,380         PFF Bancorp, Inc.                               2,730,337
        160,000         Staten Island Bancorp, Inc.                     3,010,000
                                                                   --------------
                                                                        8,344,906
                                                                   --------------
EATING & DRINKING PLACES (5.2%)
        123,760         Foodmaker, Inc.*                                3,086,265
        157,100         Ruby Tuesday, Inc.                              3,063,450
         94,425         Sonic Corp.                                     2,874,061
                                                                   --------------
                                                                        9,023,776
                                                                   --------------
ELECTRIC, GAS & SANITARY SERVICES (1.6%)
         31,490         Calpine Corp.*                                  2,678,618
                                                                   --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT
(10.1%)
         95,940         C-Cube Microsystems, Inc.*                      4,173,390
         83,200         DII Group, Inc.*                                2,927,600
        120,370         Electroglas, Inc.*                              2,813,649
        196,250         InterVoice, Inc.*                               2,171,016
         94,494         Salton, Inc.*#                                  2,852,538
        117,080         SLI, Inc.*                                      2,495,267
                                                                   --------------
                                                                       17,433,460
                                                                   --------------

See Notes to Schedules of Investments and Notes to Financial Statements.
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS  (CONTINUED)                        SEPTEMBER 30, 1999

--------------------------------------------------------------------------------

  FACE/SHARE                            SECURITY
    AMOUNT                             DESCRIPTION                     VALUE
---------------------------------------------------------------------------------
                      SMALL CAP VALUE PORTFOLIO (continued)
---------------------------------------------------------------------------------
COMMON STOCK (continued)
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES (1.5%)
         96,600         AHL Services, Inc.*                        $    2,517,638
                                                                   --------------
FOOD & KINDRED PRODUCTS (1.7%)
         48,930         Canandaigua Brands, Inc.*                       2,923,568
                                                                   --------------
FURNITURE & FIXTURES (1.4%)
        128,030         LA-Z-BOY, Inc.#                                 2,440,572
                                                                   --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (9.3%)
        149,100         Applied Science and Technology, Inc.*           3,075,187
        108,310         Cybex Computer Products Corp.*                  3,614,846
        175,600         In Focus Systems, Inc.*                         2,941,300
        104,730         Terex Corp.*                                    3,298,995
         75,440         Xircom, Inc.*                                   3,220,345
                                                                   --------------
                                                                       16,150,673
                                                                   --------------
INSURANCE CARRIERS (1.8%)
        108,450         MONY Group, Inc.                                3,131,494
                                                                   --------------
LEATHER & LEATHER PRODUCTS (1.7%)
        241,040         Genesco, Inc.*                                  3,013,000
                                                                   --------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL
GOODS (4.1%)
         53,600         Orbotech Ltd.*                                  3,316,500
         88,280         Pinnacle Systems, Inc.*                         3,740,865
                                                                   --------------
                                                                        7,057,365
                                                                   --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES (2.1%)
         98,580         JAKKS Pacific, Inc.*                            3,696,750
                                                                   --------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING (2.7%)
        131,004         American Freightways Corp.*                     2,382,635
         97,250         M.S. Carriers, Inc.*                            2,334,000
                                                                   --------------
                                                                        4,716,635
                                                                   --------------
NONDEPOSITORY CREDIT INSTITUTIONS (1.7%)
         98,600         Metris Cos., Inc.                               2,902,538
                                                                   --------------
OIL & GAS EXTRACTION (1.6%)
         75,170         Equitable Resources, Inc.                       2,842,366
                                                                   --------------
PETROLEUM REFINING & RELATED INDUSTRIES (1.5%)
        161,400         Tesoro Petroleum Corp.*                         2,663,100
                                                                   --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES (3.4%)
         66,600         Central Newspapers, Inc.                        2,963,700
         82,060         McClatchy Co.                                   2,933,645
                                                                   --------------
                                                                        5,897,345
                                                                   --------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS (1.7%)
         99,030         Spartech Corp.                                  2,902,817
                                                                   --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (1.6%)
         55,300         Dain Rauscher Corp.                             2,709,700
                                                                   --------------
  FACE/SHARE                            SECURITY
    AMOUNT                             DESCRIPTION                     VALUE
---------------------------------------------------------------------------------
                      SMALL CAP VALUE PORTFOLIO (continued)
---------------------------------------------------------------------------------

COMMON STOCK (continued)
TRANSPORTATION EQUIPMENT (4.7%)
        105,690         A. O. Smith Corp.                          $    3,197,123
         80,500         Arvin Industries, Inc.                          2,490,469
         96,430         Monaco Coach Corp.*                             2,350,481
                                                                   --------------
                                                                        8,038,073
                                                                   --------------
WHOLESALE TRADE-DURABLE GOODS (1.6%)
        141,300         Tower Automotive, Inc.*                         2,799,506
                                                                   --------------
WHOLESALE TRADE-NONDURABLE GOODS (1.6%)
        127,710         Men's Wearhouse, Inc.*                          2,745,765
                                                                   --------------

TOTAL COMMON STOCK (COST $144,774,683)                                164,917,598
                                                                   --------------
REPURCHASE AGREEMENTS (4.5%)
      7,846,984         Deutsche Bank, 5.48%, 10/1/99 (cost
                          $7,846,984)**                                 7,846,984
                                                                   --------------

TOTAL INVESTMENTS (100.0%) (COST $152,621,667)                     $  172,764,582
                                                                   ==============
---------------------------------------------------------------------------------
                          SMALL COMPANY VALUE PORTFOLIO
---------------------------------------------------------------------------------
COMMON STOCK (97.4%)
AEROSPACE (1.1%)
         90,500         BE Aerospace, Inc.*                        $    1,080,344
        126,300         LMI Aerospace, Inc.*                              505,200
                                                                   --------------
                                                                        1,585,544
                                                                   --------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS (3.0%)
         97,300         Genesco, Inc.*                                  1,216,250
        190,662         Phillips-Van Heusen Corp.                       1,692,125
         85,064         Tropical Sportswear Int'l Corp.*                1,584,317
                                                                   --------------
                                                                        4,492,692
                                                                   --------------
AUTOMOTIVE REPAIR, SERVICES & PARKING (1.4%)
        101,500         Dollar Thrifty Automotive Group, Inc.*          2,099,781
                                                                   --------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS (2.4%)
         72,527         M/I Schottenstein Homes, Inc.                   1,196,695
        125,500         Standard Pacific Corp.                          1,286,375
         39,800         U.S. Home Corp.*                                1,106,938
                                                                   --------------
                                                                        3,590,008
                                                                   --------------
BUSINESS SERVICES (6.6%)
        277,000         Acclaim Entertainment, Inc.*#                   2,103,483
          4,224         Grey Advertising, Inc.                          1,554,432
        150,300         Midway Games, Inc.*                             2,367,225
        105,000         Ogden Corp.#                                    1,050,000
         81,464         Symantec Corp.*                                 2,930,162
                                                                   --------------
                                                                       10,005,302
                                                                   --------------
CHEMICALS & ALLIED PRODUCTS (4.0%)
        158,200         Agrium, Inc.                                    1,572,112
         86,600         CK Witco Corp.                                  1,261,113
         77,200         Cytec Industries, Inc.*                         1,852,800

See Notes to Schedules of Investments and Notes to Financial Statements.
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS  (CONTINUED)                        SEPTEMBER 30, 1999

--------------------------------------------------------------------------------

  FACE/SHARE                            SECURITY
    AMOUNT                             DESCRIPTION                     VALUE
---------------------------------------------------------------------------------
                    SMALL COMPANY VALUE PORTFOLIO (continued)
---------------------------------------------------------------------------------
COMMON STOCK (continued)
CHEMICALS & ALLIED PRODUCTS (continued)
        147,800         PAREXEL International Corp.*               $    1,348,675
                                                                   --------------
                                                                        6,034,700
                                                                   --------------
DEPOSITORY INSTITUTIONS (13.0%)
         51,400         Andover Bancorp, Inc.                           1,545,212
         62,466         Banknorth Group, Inc.                           1,866,171
         53,541         BSB Bancorp, Inc.                               1,284,984
         84,075         Commercial Federal Corp.                        1,649,972
         95,400         Commonwealth Bancorp, Inc.#                     1,627,763
         76,000         First Republic Bank*                            2,014,000
         94,600         FirstFed Financial Corp.*                       1,643,675
         75,162         InterWest Bancorp, Inc.                         1,559,612
         79,011         Medford Bancorp, Inc.                           1,214,794
         56,900         PFF Bancorp, Inc.                               1,173,563
         99,700         Seacoast Financial Services Corp.                 997,000
         74,075         Sun Bancorp, Inc.*                              1,185,200
         74,700         Webster Financial Corp.                         1,904,850
                                                                   --------------
                                                                       19,666,796
                                                                   --------------
ELECTRIC, GAS & SANITARY SERVICES (8.3%)
         60,900         Avista Corp.                                    1,069,556
        109,120         Central Vermont Public Service Corp.            1,439,020
        207,071         El Paso Electric Co.*                           1,863,639
         79,300         MCN Energy Group, Inc.                          1,362,969
         37,400         NSTAR                                           1,449,250
         52,600         RGS Energy Group, Inc.                          1,288,700
         55,500         TNP Enterprises, Inc.                           2,161,031
         69,825         WPS Resources Corp.                             1,959,464
                                                                   --------------
                                                                       12,593,629
                                                                   --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT
(6.6%)
         57,900         Harman International Industries, Inc.           2,435,418
        231,100         HMT Technology Corp.*                             808,850
        150,442         Microsemi Corp.*                                1,109,510
        129,800         Powell Industries, Inc.*                        1,119,525
        106,000         Stoneridge, Inc.*                               1,841,750
        113,925         Vishay Intertechnology, Inc.*                   2,705,719
                                                                   --------------
                                                                       10,020,772
                                                                   --------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES (0.9%)
        125,100         RCM Technologies, Inc.*                         1,344,825
                                                                   --------------
FOOD & KINDRED PRODUCTS (0.7%)
         78,300         Flowers Industries, Inc.                        1,061,944
                                                                   --------------
GENERAL MERCHANDISE STORES (1.0%)
         45,000         Ames Department Stores, Inc.*#                  1,434,375
                                                                   --------------
HEALTH SERVICES (0.9%)
         74,600         RehabCare Group, Inc.*                          1,324,150
                                                                   --------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES (2.4%)
        346,308         Boyd Gaming Corp.*                              2,077,848
  FACE/SHARE                            SECURITY
    AMOUNT                             DESCRIPTION                     VALUE
---------------------------------------------------------------------------------
                    SMALL COMPANY VALUE PORTFOLIO (continued)
---------------------------------------------------------------------------------

COMMON STOCK (continued)
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES (continued)
        153,195         Isle of Capri Casinos, Inc.*               $    1,531,950
                                                                   --------------
                                                                        3,609,798
                                                                   --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (2.0%)
         93,160         Gleason Corp.                                   1,566,253
         77,000         Storage Technology Corp.*                       1,482,250
                                                                   --------------
                                                                        3,048,503
                                                                   --------------
INSURANCE CARRIERS (7.6%)
         55,100         Berkley W.R. Corp.                              1,267,300
         49,800         Farm Family Holdings, Inc.*                     1,967,100
        132,900         Frontier Insurance Group, Inc.                  1,162,875
        102,178         Harleysville Group, Inc.                        1,436,878
        122,500         HCC Insurance Holdings, Inc.#                   2,059,531
        100,365         MIIX Group, Inc.                                1,699,932
         64,420         MONY Group, Inc.                                1,860,128
                                                                   --------------
                                                                       11,453,744
                                                                   --------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL
GOODS (4.4%)
         62,456         CONMED Corp.*                                   1,530,172
        104,300         Cooper Cos., Inc.                               3,220,263
        130,200         Hanger Orthopedic Group, Inc.*                  1,887,900
                                                                   --------------
                                                                        6,638,335
                                                                   --------------
MISCELLANEOUS RETAIL (2.5%)
        100,700         Micro Warehouse, Inc.*                          1,214,693
        156,600         OfficeMax, Inc.*                                  910,238
         83,500         Tractor Supply Co.*                             1,586,500
                                                                   --------------
                                                                        3,711,431
                                                                   --------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING (0.8%)
         81,726         Covenant Transportation, Inc.*                  1,246,322
                                                                   --------------
OIL & GAS EXTRACTION (4.0%)
        113,200         Pride International, Inc.*                      1,606,025
         29,000         SEACOR SMIT, Inc.*                              1,486,250
        122,075         Swift Energy Co.*                               1,541,197
         57,700         Tidewater, Inc.                                 1,471,350
                                                                   --------------
                                                                        6,104,822
                                                                   --------------
PAPER & ALLIED PRODUCTS (2.3%)
        108,855         FiberMark, Inc.*                                1,387,901
        156,000         Mail-Well, Inc.*                                2,164,500
                                                                   --------------
                                                                        3,552,401
                                                                   --------------
PETROLEUM REFINING & RELATED INDUSTRIES (0.7%)
         66,450         Tesoro Petroleum Corp.*                         1,096,425
                                                                   --------------
PRIMARY METAL INDUSTRIES (5.4%)
         79,000         AK Steel Holding Corp.                          1,441,750
        257,722         Armco, Inc.*                                    1,804,055
         78,450         Chase Industries, Inc.*                           671,728
         95,600         Intermet Corp.                                    809,617
        227,358         National Steel Corp.                            1,577,296

See Notes to Schedules of Investments and Notes to Financial Statements.
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS  (CONTINUED)                        SEPTEMBER 30, 1999

--------------------------------------------------------------------------------

  FACE/SHARE                            SECURITY
    AMOUNT                             DESCRIPTION                     VALUE
---------------------------------------------------------------------------------
                    SMALL COMPANY VALUE PORTFOLIO (continued)
---------------------------------------------------------------------------------
COMMON STOCK (continued)
PRIMARY METAL INDUSTRIES (continued)
         49,600         Texas Industries, Inc.                     $    1,835,200
                                                                   --------------
                                                                        8,139,646
                                                                   --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES (1.0%)
        130,500         Bowne & Co., Inc.                               1,574,156
                                                                   --------------
REAL ESTATE INVESTMENT TRUST (5.0%)
         76,200         Franchise Finance Corp. of America              1,781,175
         92,800         Glenborough Realty Trust, Inc.                  1,531,200
         76,700         Healthcare Realty Trust, Inc.                   1,433,331
         53,094         Storage USA, Inc.                               1,460,085
        159,000         Winston Hotels, Inc.                            1,411,125
                                                                   --------------
                                                                        7,616,916
                                                                   --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (1.0%)
         89,700         Ragen Mackezie Group, Inc.*                     1,575,356
                                                                   --------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS (1.1%)
         30,400         Southdown, Inc.                                 1,626,400
                                                                   --------------
TRANSPORTATION BY AIR (0.9%)
         79,700         America West Airlines, Inc.*                    1,379,806
                                                                   --------------
TRANSPORTATION EQUIPMENT (1.6%)
        100,900         Huffy Corp.                                       996,388
         81,300         Transportation Technologies Industries,
                          Inc.*                                         1,407,506
                                                                   --------------
                                                                        2,403,894
                                                                   --------------
WHOLESALE TRADE-DURABLE GOODS (2.1%)
         91,400         Associated Materials, Inc.                      1,405,275
        216,869         Griffon Corp.*                                  1,734,952
                                                                   --------------
                                                                        3,140,227
                                                                   --------------
WHOLESALE TRADE-NONDURABLE GOODS (2.7%)
        241,253         Standard Commercial Corp.                         965,012
         44,560         Suiza Foods Corp.*                              1,671,000
         65,088         SUPERVALU, Inc.                                 1,419,732
                                                                   --------------
                                                                        4,055,744
                                                                   --------------

TOTAL COMMON STOCK (COST $150,636,098)                                147,228,444
                                                                   --------------
REPURCHASE AGREEMENTS (2.6%)
      3,964,573         Deutsche Bank, 5.48%, 10/1/99
                          (cost $3,964,573)**                           3,964,573
                                                                   --------------

TOTAL INVESTMENTS (100.0%) (COST $154,600,671)                     $  151,193,017
                                                                   ==============
---------------------------------------------------------------------------------
                         SMALL COMPANY GROWTH PORTFOLIO
---------------------------------------------------------------------------------
COMMON STOCK (95.6%)
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS (2.6%)
        366,100         Jones Apparel Group, Inc.*                 $   10,525,375
  FACE/SHARE                            SECURITY
    AMOUNT                             DESCRIPTION                     VALUE
---------------------------------------------------------------------------------
                   SMALL COMPANY GROWTH PORTFOLIO (continued)
---------------------------------------------------------------------------------

COMMON STOCK (continued)
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS
(continued)
        239,900         Tommy Hilfiger Corp.*                      $    6,762,181
                                                                   --------------
                                                                       17,287,556
                                                                   --------------
AUTO PARTS & EQUIPMENT (0.5%)
        128,500         Dura Automotive Systems, Inc.*                  3,092,031
                                                                   --------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS (0.5%)
        268,800         Sonic Automotive, Inc.*                         3,494,400
                                                                   --------------
AUTOMOTIVE REPAIR, SERVICES & PARKING (0.8%)
        263,700         CSK Auto Corp.*                                 5,751,956
                                                                   --------------
BUSINESS SERVICES (14.1%)
        161,600         Acxiom Corp.*                                   3,176,458
        278,100         Avant! Corp.*                                   4,962,361
        162,700         Aware, Inc.*                                    4,667,456
        349,000         Azurix Corp.*                                   5,998,437
        155,600         BEA Systems, Inc.*                              5,494,625
        170,500         Citrix Systems, Inc.*                          10,560,344
      1,019,800         Informix Corp.*                                 8,094,662
         31,700         Internap Network Services Corp.*                1,414,612
         73,700         National Computer Systems, Inc.                 2,825,938
         75,600         NCO Group, Inc.*                                3,553,200
        130,500         NetZero, Inc.*                                  3,393,000
        208,500         Progress Software Corp.*                        6,541,687
        293,264         Rent-Way, Inc.*                                 5,572,016
        272,100         Sykes Enterprises, Inc.*                        6,717,469
        197,900         Synopsys, Inc.*                                11,113,332
         24,900         THQ, Inc.*                                      1,073,813
        311,000         USWeb Corp.*                                   10,671,188
                                                                   --------------
                                                                       95,830,598
                                                                   --------------
CHEMICALS & ALLIED PRODUCTS (12.6%)
        131,800         Abgenix, Inc.*                                  5,164,912
        265,000         Alkermes, Inc.*                                 7,635,312
        203,400         Barr Laboratories, Inc.*                        6,457,950
        145,200         Biovail Corp. International*                    7,368,900
         89,400         Centocor, Inc.*                                 5,235,488
        304,800         COR Therapeutics, Inc.*                         5,791,200
        141,900         Genzyme Corp.*                                  6,394,369
        174,100         Guilford Pharmaceuticals, Inc.*                 2,655,025
        422,100         IVAX Corp.*                                     6,964,650
         93,500         Millennium Pharmaceuticals, Inc.*               6,077,500
        367,200         Teva Pharmaceutical Industries Ltd. ADR        18,474,750
        374,800         Triangle Pharmaceuticals, Inc.*                 7,214,900
                                                                   --------------
                                                                       85,434,956
                                                                   --------------
COMMUNICATIONS (2.7%)
         90,000         AirGate PCS, Inc.*                              2,238,750
         42,000         Insight Communications Co., Inc.*               1,202,250
        242,800         ITC DeltaCom, Inc.*                             6,677,000
        241,200         Rhythms NetConnections, Inc.*                   8,321,400
                                                                   --------------
                                                                       18,439,400
                                                                   --------------

See Notes to Schedules of Investments and Notes to Financial Statements.
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS  (CONTINUED)                        SEPTEMBER 30, 1999

--------------------------------------------------------------------------------

  FACE/SHARE                            SECURITY
    AMOUNT                             DESCRIPTION                     VALUE
---------------------------------------------------------------------------------
                   SMALL COMPANY GROWTH PORTFOLIO (continued)
---------------------------------------------------------------------------------
COMMON STOCK (continued)
DEPOSITORY INSTITUTIONS (5.6%)
        285,800         Bank United Corp.                          $    9,252,775
        219,700         Golden State Bancorp, Inc.*                     3,940,869
        260,200         Riggs National Corp.                            4,390,875
        650,500         Roslyn Bancorp, Inc.                           11,627,687
        244,900         UnionBanCal Corp.                               8,877,625
                                                                   --------------
                                                                       38,089,831
                                                                   --------------
EATING & DRINKING PLACES (3.8%)
        446,700         Buffets, Inc.*                                  5,192,888
        166,000         Cheesecake Factory, Inc.*                       4,606,500
        465,800         Foodmaker, Inc.*                               11,615,887
        104,100         Papa John's International, Inc.*                4,294,125
                                                                   --------------
                                                                       25,709,400
                                                                   --------------
EDUCATIONAL SERVICES (0.7%)
        262,300         Education Management Corp.*                     3,245,963
         73,000         Sylvan Learning Systems, Inc.*                  1,414,375
                                                                   --------------
                                                                        4,660,338
                                                                   --------------
ELECTRIC, GAS & SANITARY SERVICES (0.9%)
        320,300         Independent Energy Holdings ADR*                6,145,756
                                                                   --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT
(4.7%)
        223,700         Advanced Fibre Communications, Inc.*            4,977,325
        212,900         Artesyn Technologies, Inc.*                     4,038,458
        169,800         Atmel Corp.*                                    5,741,362
        196,000         DII Group, Inc.*                                6,896,750
        285,600         Mattson Technology, Inc.*                       3,409,350
        303,900         SLI, Inc.*                                      6,476,869
                                                                   --------------
                                                                       31,540,114
                                                                   --------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES (3.6%)
        537,600         ACNielson Corp.*                               12,196,800
        135,000         Cephalon, Inc.*                                 2,425,788
        132,000         Unitedglobalcom, Inc.*                          9,454,500
                                                                   --------------
                                                                       24,077,088
                                                                   --------------
FOOD & KINDRED PRODUCTS (1.9%)
        227,400         American Italian Pasta Co.*                     6,509,325
        438,600         Del Monte Foods Co.*                            6,195,225
                                                                   --------------
                                                                       12,704,550
                                                                   --------------
GENERAL MERCHANDISE STORES (0.4%)
        328,600         Venator Group, Inc.*                            2,813,638
                                                                   --------------
HEALTH SERVICES (2.2%)
        268,300         Lincare Holdings, Inc.*                         7,151,885
        250,200         Renal Care Group, Inc.*                         5,480,956
         93,100         Sunrise Assisted Living, Inc.*                  2,472,969
                                                                   --------------
                                                                       15,105,810
                                                                   --------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES (0.5%)
        357,300         Musicland Stores Corp.*                         3,126,375
                                                                   --------------
  FACE/SHARE                            SECURITY
    AMOUNT                             DESCRIPTION                     VALUE
---------------------------------------------------------------------------------
                   SMALL COMPANY GROWTH PORTFOLIO (continued)
---------------------------------------------------------------------------------

COMMON STOCK (continued)
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (3.6%)
        123,300         Cybex Computer Products Corp.*             $    4,115,138
        159,600         Electroglas, Inc.*                              3,730,650
        416,200         Pentair, Inc.                                  16,700,025
                                                                   --------------
                                                                       24,545,813
                                                                   --------------
INSURANCE CARRIERS (4.1%)
        274,700         Annuity and Life Re (Holdings) Ltd.             6,833,162
        202,000         Everest Reinsurance Holdings, Inc.              4,810,125
        481,400         Oxford Health Plans, Inc.*                      6,017,500
        235,800         Radian Group, Inc.                             10,124,663
                                                                   --------------
                                                                       27,785,450
                                                                   --------------
LEATHER & LEATHER PRODUCTS (0.5%)
        197,500         Brown Shoe Co., Inc.                            3,616,719
                                                                   --------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE (0.4%)
        189,700         Louisiana-Pacific Corp.                         2,964,063
                                                                   --------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL
GOODS (2.3%)
        171,500         Cymer, Inc.*                                    5,948,906
         84,600         Orbotech Ltd.*                                  5,234,625
        161,600         Veeco Instruments, Inc.*                        4,524,800
                                                                   --------------
                                                                       15,708,331
                                                                   --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES (0.5%)
        169,900         Yankee Candle Co., Inc.*                        3,281,194
                                                                   --------------
MISCELLANEOUS RETAIL (0.5%)
        532,700         OfficeMax, Inc.*                                3,096,319
                                                                   --------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING (3.5%)
        255,300         CNF Transportation, Inc.                        9,509,925
        346,675         Swift Transportation, Inc.*                     6,825,164
        155,600         USFreightways Corp.                             7,371,550
                                                                   --------------
                                                                       23,706,639
                                                                   --------------
NONDEPOSITORY CREDIT INSTITUTIONS (1.7%)
        125,900         American Capital Strategies Ltd.                2,329,150
        318,800         Heller Financial, Inc.                          7,173,000
        262,400         Resource America, Inc.                          1,951,600
                                                                   --------------
                                                                       11,453,750
                                                                   --------------
OIL & GAS EXTRACTION (5.8%)
        200,000         Devon Energy Corp.                              8,287,500
        526,900         EOG Resources, Inc.                            11,196,625
        328,800         Sante Fe Snyder Corp.*                          2,959,200
        224,000         Spinnaker Exploration Co.*                      2,912,000
        346,000         Tidewater, Inc.                                 8,823,000
        270,400         Veritas DGC, Inc.*                              5,205,200
                                                                   --------------
                                                                       39,383,525
                                                                   --------------
PERSONAL SERVICES (0.7%)
        231,500         Regis Corp.                                     4,456,375
                                                                   --------------

See Notes to Schedules of Investments and Notes to Financial Statements.
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS  (CONTINUED)                        SEPTEMBER 30, 1999

--------------------------------------------------------------------------------

  FACE/SHARE                            SECURITY
    AMOUNT                             DESCRIPTION                     VALUE
---------------------------------------------------------------------------------
                   SMALL COMPANY GROWTH PORTFOLIO (continued)
---------------------------------------------------------------------------------
COMMON STOCK (continued)
PRINTING, PUBLISHING & ALLIED INDUSTRIES (2.2%)
        142,300         Houghton Mifflin Co.                       $    5,780,937
        208,850         Valassis Communications, Inc.*                  9,176,347
                                                                   --------------
                                                                       14,957,284
                                                                   --------------
REAL ESTATE (2.8%)
        547,600         Intrawest Corp.                                 9,069,625
        395,000         Newhall Land & Farming Co.                      9,726,875
                                                                   --------------
                                                                       18,796,500
                                                                   --------------
TRANSPORTATION BY AIR (0.7%)
        215,800         SkyWest, Inc.                                   4,734,113
                                                                   --------------
TRANSPORTATION EQUIPMENT (0.5%)
        174,900         Heico Corp.                                     3,366,825
                                                                   --------------
WATER TRANSPORTATION (0.4%)
        100,500         Sea Containers Ltd.                             2,814,000
                                                                   --------------
WHOLESALE TRADE-DURABLE GOODS (5.2%)
        103,000         Cytyc Corp.*                                    3,984,812
        196,400         Patterson Dental Co.*                           9,734,075
        351,000         Sybron International Corp.*                     9,433,125
        619,400         Tower Automotive, Inc.*                        12,271,863
                                                                   --------------
                                                                       35,423,875
                                                                   --------------
WHOLESALE TRADE-NONDURABLE GOODS (2.1%)
        103,500         Barrett Resources Corp.*                        3,823,031
        255,200         Burlington Coat Factory Warehouse               5,040,200
        400,200         Handleman Co.*                                  5,302,650
                                                                   --------------
                                                                       14,165,881
                                                                   --------------

TOTAL COMMON STOCK (COST $586,389,111)                                647,560,453
                                                                   --------------
REPURCHASE AGREEMENTS (4.4%)
     29,491,143         Deutsche Bank, 5.48%, 10/1/99 (cost
                          $29,491,143)**                               29,491,143
                                                                   --------------

TOTAL INVESTMENTS (100.0%) (COST $615,880,254)                     $  677,051,596
                                                                   ==============
---------------------------------------------------------------------------------
                             INTERNATIONAL PORTFOLIO
---------------------------------------------------------------------------------
COMMON STOCK (94.7%)
ARGENTINA (0.4%)
        130,000         Telefonica de Argentina SA ADR             $    3,428,750
                                                                   --------------
AUSTRALIA (0.4%)
        240,000         Lend Lease Corp. Ltd.                           2,929,139
                                                                   --------------
AUSTRIA (0.5%)
        118,000         Brambles Industries Ltd.                        3,416,924
         83,000         Broken Hill Proprietary Co. Ltd.                  956,064
                                                                   --------------
                                                                        4,372,988
                                                                   --------------
BELGIUM (0.3%)
         51,000         KBC Bancassurance Holding                       2,593,516
                                                                   --------------
  FACE/SHARE                            SECURITY
    AMOUNT                             DESCRIPTION                     VALUE
---------------------------------------------------------------------------------
                       INTERNATIONAL PORTFOLIO (continued)
---------------------------------------------------------------------------------

COMMON STOCK (continued)
BRAZIL (0.3%)
         35,000         Telecomunicacoes Brasileiras SA ADR        $    2,622,813
                                                                   --------------
CANADA (1.2%)
        327,160         Abitibi-Consolidated, Inc.                      3,929,514
        136,910         Bank of Nova Scotia                             2,934,808
        122,520         Canadian Pacific*                               2,801,432
                                                                   --------------
                                                                        9,665,754
                                                                   --------------
DENMARK (0.8%)
         59,200         Den Danske Bank Group                           6,742,671
                                                                   --------------
FINLAND (0.6%)
         55,730         Nokia Oyj                                       4,991,493
                                                                   --------------
FRANCE (12.5%)
         18,980         Accor SA                                        4,424,736
         65,130         AGF (Assurances Generales de France)            3,565,247
         33,990         Alcatel                                         4,684,150
         53,770         Axa SA                                          6,803,022
         93,420         Canal Plus                                      5,581,464
         16,110         Cap Gemini SA                                   2,539,234
         94,743         Elf Aquitaine SA                               16,547,652
         34,310         Groupe Danone                                   8,349,343
        168,120         Sanofi-Synthelabo SA*                           7,161,842
        155,500         STMicroelectronics NV                          12,122,351
         60,160         Suez Lyonnaise des Eaux                         9,738,606
         53,420         Total SA, B Shares                              6,713,226
        172,774         Vivendi                                        12,134,966
                                                                   --------------
                                                                      100,365,839
                                                                   --------------
GERMANY (8.3%)
        128,520         BASF AG                                         5,474,899
        135,618         DaimlerChrysler AG                              9,344,735
        151,500         Deutsche Bank AG                               10,140,592
        106,230         HypoVereinsbank                                 6,244,989
         11,120         Karstadt AG*                                    5,021,298
        112,910         Mannesmann AG                                  18,037,197
        156,010         RWE AG                                          6,471,505
         42,580         Siemens AG                                      3,469,065
        110,010         Thyssen Krupp AG*                               2,208,457
                                                                   --------------
                                                                       66,412,737
                                                                   --------------
HONG KONG (1.0%)
        860,000         Hutchison Whampoa Ltd.                          7,999,291
                                                                   --------------
INDONESIA (0.1%)
      1,956,420         PT Telekomunikasi Indonesia                       690,797
                                                                   --------------
IRELAND (1.9%)
        706,920         Bank of Ireland                                 5,759,398
        281,640         Elan Corp. plc ADR*                             9,452,543
                                                                   --------------
                                                                       15,211,941
                                                                   --------------
ITALY (2.7%)
      1,136,430         ENI SpA                                         7,128,586
        897,448         Olivetti SpA*                                   1,935,440

See Notes to Schedules of Investments and Notes to Financial Statements.
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS  (CONTINUED)                        SEPTEMBER 30, 1999

--------------------------------------------------------------------------------

  FACE/SHARE                            SECURITY
    AMOUNT                             DESCRIPTION                     VALUE
---------------------------------------------------------------------------------
                       INTERNATIONAL PORTFOLIO (continued)
---------------------------------------------------------------------------------
COMMON STOCK (continued)
ITALY (continued)
        228,830         San Paolo-IMI SpA                          $    2,973,159
        741,619         Tecnost SpA*                                    1,555,939
      1,256,180         Telecom Italia Mobile SpA                       7,812,861
                                                                   --------------
                                                                       21,405,985
                                                                   --------------
JAPAN (20.8%)
        336,000         Amada Metrecs Co. Ltd.                          2,004,006
        293,000         Bridgestone Corp.                               8,201,058
        182,650         Credit Saison Co. Ltd.                          4,254,586
        239,000         Dai-Dan Co. Ltd.                                1,930,556
      1,122,000         Dai-Tokyo Fire & Marine Insurance Co.           4,110,015
        319,000         Daiwa House Industry Co. Ltd.                   3,155,041
          1,128         East Japan Railway Co.                          7,183,313
        237,000         Fuji Photo Film Co.                             8,125,072
        667,000         Hanshin Electric Railway Co. Ltd.               2,205,233
        520,000         Hitachi Ltd.                                    5,763,301
        564,000         Kuraray Co. Ltd.                                6,611,190
        294,000         Matsushita Electric Industrial Co. Ltd.         6,254,628
      1,363,000         Mitsui & Co. Ltd.                              10,318,507
        101,000         Murata Manufacturing Co. Ltd.                  10,150,586
        165,000         Nippon Express Co. Ltd.                         1,106,543
            683         Nippon Telegraph & Telephone Corp.              8,403,844
        260,000         Nomura Securities Co.                           4,029,427
            505         NTT Mobile Communications Network, Inc.         9,960,856
        263,000         Omron Corp.                                     5,199,886
         74,200         Promise Co. Ltd.                                5,972,700
        147,000         Sekisui House                                   1,659,617
        337,000         Showa Shell Sekiyu                              2,152,409
         31,300         SMC Corp.                                       4,409,827
         64,200         Sony Corp.                                      9,593,812
        270,000         Sumitomo Electric Industries                    3,702,564
      5,453,000         Sumitomo Metal Industries Ltd.*                 6,146,144
        213,000         Takeda Chemical Industries                     11,503,591
        681,000         Toppan Printing Co. Ltd.                        8,571,127
         62,000         Toyota Motor Corp.                              1,974,137
        419,000         Yasuda Fire & Marine Insurance Co. Ltd.         2,672,205
                                                                   --------------
                                                                      167,325,781
                                                                   --------------
KOREA, REPUBLIC OF (0.7%)
        120,000         Kookmin Bank                                    1,504,361
         67,000         Korea Telecom Corp. ADR*                        2,479,000
         12,300         Samsung Electronics Co.                         1,991,922
                                                                   --------------
                                                                        5,975,283
                                                                   --------------
MEXICO (1.3%)
         96,760         Grupo Televisa SA*                              3,864,353
         95,080         Telefonos de Mexico SA ADR                      6,774,450
                                                                   --------------
                                                                       10,638,803
                                                                   --------------
NETHERLANDS (5.6%)
        265,073         Internationale Nederlanden Group NV            14,397,360
        230,590         Royal Dutch Petroleum Co.                      13,383,890
        368,845         TNT Post Group NV                               9,388,305
  FACE/SHARE                            SECURITY
    AMOUNT                             DESCRIPTION                     VALUE
---------------------------------------------------------------------------------
                       INTERNATIONAL PORTFOLIO (continued)
---------------------------------------------------------------------------------

COMMON STOCK (continued)
NETHERLANDS (continued)
        125,620         United Pan-Europe Communications NV*       $    7,759,472
                                                                   --------------
                                                                       44,929,027
                                                                   --------------
NEW ZEALAND (0.9%)
      2,036,500         Carter Holt Harvey Ltd.                         2,450,414
      1,221,100         Telecom Corp of New Zealand Ltd.                4,811,437
                                                                   --------------
                                                                        7,261,851
                                                                   --------------
PHILIPPINES (1.1%)
      8,848,300         Ayala Land, Inc.                                2,163,463
      1,466,500         Manila Electric Company "B" Shares              4,231,104
        123,000         Philippine Long Distance Telephone Co.          2,661,571
                                                                   --------------
                                                                        9,056,138
                                                                   --------------
PORTUGAL (1.1%)
        345,590         Electricidade de Portugal SA                    5,454,498
        177,750         Semapa - Sociedade de Investimento e
                          Gestao SGPS SA                                3,225,704
                                                                   --------------
                                                                        8,680,202
                                                                   --------------
SINGAPORE (1.4%)
        326,000         City Developments Ltd.                          1,658,309
        266,560         DBS Group Holdings Ltd.*                        2,978,376
        620,000         DBS Land Ltd.                                   1,152,154
        215,828         Singapore Press Holdings Ltd.                   3,401,529
        246,000         United Overseas Bank Ltd.                       1,866,193
                                                                   --------------
                                                                       11,056,561
                                                                   --------------
SPAIN (1.8%)
         28,000         Bankinter SA                                    1,097,365
        382,115         Endesa SA                                       7,259,962
        359,305         Telefonica SA*                                  5,751,315
                                                                   --------------
                                                                       14,108,642
                                                                   --------------
SWEDEN (2.5%)
         27,730         Electrolux AB Series B                            517,542
        175,410         Securitas AB                                    2,631,867
        548,960         Telefonaktiebolaget LM Ericsson
                          "B" Shares                                   17,009,006
                                                                   --------------
                                                                       20,158,415
                                                                   --------------
SWITZERLAND (4.4%)
         57,837         ABB Ltd.*                                       5,974,222
          5,879         Novartis AG-Registered Shares                   8,721,082
            766         Roche Holding AG                                8,864,318
         40,872         UBS AG                                         11,521,473
                                                                   --------------
                                                                       35,081,095
                                                                   --------------
TAIWAN (1.0%)
        127,140         Asustek Computer, Inc.+                         1,690,962
        111,600         China Steel Corporation GDR                     2,223,630
        150,263         Taiwan Semiconductor Manufacturing Co.*         4,432,759
                                                                   --------------
                                                                        8,347,351
                                                                   --------------

See Notes to Schedules of Investments and Notes to Financial Statements.
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS  (CONTINUED)                        SEPTEMBER 30, 1999

--------------------------------------------------------------------------------

  FACE/SHARE                            SECURITY
    AMOUNT                             DESCRIPTION                     VALUE
---------------------------------------------------------------------------------
                       INTERNATIONAL PORTFOLIO (continued)
---------------------------------------------------------------------------------
COMMON STOCK (continued)
THAILAND (0.4%)
        949,000         Bangkok Bank Public Co. Ltd.*              $    1,866,750
        179,000         Electricity Generating Public Co. Ltd.            244,943
         99,000         PTT Exploration and Production Public Co.
                          Ltd.*                                           691,871
        370,000         Siam Commercial Bank Public Co. Ltd.*             305,141
                                                                   --------------
                                                                        3,108,705
                                                                   --------------
UNITED KINGDOM (20.7%)
        221,120         Abbey National plc                              3,925,672
      1,098,290         Airtours plc                                    6,999,955
        506,800         Allied Zurich plc                               5,951,047
        366,550         ARM Holdings plc*                               5,719,784
        768,340         Blue Circle Industries plc                      4,577,509
        307,160         BP Amoco plc                                    5,610,007
        860,480         British Airways plc                             4,832,395
        426,802         British Energy plc                              2,895,948
        716,610         British Land Company plc                        5,594,077
        861,000         British Sky Broadcasting Group plc*             8,330,638
        444,370         British Telecommunications plc                  6,729,204
        574,040         Cable & Wireless plc                            6,249,005
      1,363,140         David S. Smith Holdings plc                     3,569,479
      1,092,020         Electrocomponents plc                           9,288,982
        252,110         Future Network plc*                             2,624,064
        194,745         Glaxo Wellcome plc                              5,080,292
        972,981         Imperial Chemical Industries plc               10,792,180
      1,227,886         Kingfisher plc                                 13,164,557
      2,495,530         LASMO plc*                                      5,805,217
      1,019,000         Legal & General Group plc                       2,890,684
        858,240         Lloyds TSB Group plc                           10,671,438
         94,690         Marks & Spencer plc                               492,006
        209,530         Pearson plc                                     4,496,327
        217,230         Rio Tinto plc                                   3,767,171
         26,900         RMC Group plc                                     415,549
      2,390,309         Rolls-Royce plc                                 8,296,384
        252,770         Shell Transport & Trading Co. plc               1,889,942
        461,682         Vodafone AirTouch plc                          10,933,747
        873,171         Williams plc                                    4,648,417
                                                                   --------------
                                                                      166,241,677
                                                                   --------------
TOTAL COMMON STOCK (COST $663,266,459)                                761,403,245
                                                                   --------------
PREFERRED STOCK
THAILAND (0.2%)
      2,173,500         Siam Commercial Bank Public Co. Ltd.*
                          (Cost $2,895,183)                             1,951,826
                                                                   --------------
SHORT-TERM INVESTMENTS (2.0%)
      6,062,348         Business Class Plus                             6,062,348
     10,203,942         Norwest Treasury Fund                          10,203,942
                                                                   --------------
TOTAL SHORT-TERM INVESTMENTS (COST $16,266,290)                        16,266,290
                                                                   --------------
  FACE/SHARE                            SECURITY
    AMOUNT                             DESCRIPTION                     VALUE
---------------------------------------------------------------------------------
                       INTERNATIONAL PORTFOLIO (continued)
---------------------------------------------------------------------------------

TIME DEPOSIT (3.1%)
     23,200,000         Euro Dollar Time Deposit (cost
                          $24,529,498)                             $   24,707,760
                                                                   --------------

TOTAL INVESTMENTS (100.0%) (COST $706,957,430)                     $  804,329,121
                                                                   ==============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

     EXPIRATION                                        UNDERLYING FACE    UNREALIZED
        DATE              CURRENCY         UNITS       AMOUNT OF VALUE   DEPRECIATION
---------------------   ------------   -------------   ---------------   ------------
      10/28/99          Japanese Yen   2,660,922,000     $23,624,814     $(1,457,036)
       2/18/00          Japanese Yen   3,616,833,000      32,162,491      (2,555,488)
                                                                         -----------
                                                                          (4,012,524)

---------------------------------------------------------------------------------
                         INTERNATIONAL EQUITY PORTFOLIO
---------------------------------------------------------------------------------
COMMON STOCK (95.1%)
AUSTRALIA (1.8%)
        375,000         News Corp. Ltd.                            $    2,631,385
                                                                   --------------
BRAZIL (1.0%)
         75,000         Aracruz Celulose SA ADR                         1,565,625
                                                                   --------------
FINLAND (1.6%)
         27,000         Nokia Corp. ADR                                 2,424,937
                                                                   --------------
FRANCE (14.6%)
         25,000         Axa SA                                          3,163,019
         38,000         Canal Plus                                      2,270,346
         14,200         Cap Gemini SA                                   2,238,182
         19,000         Equant NV-NY Registered Shares*#                1,546,124
          8,000         Groupe Danone                                   1,946,801
         69,000         STMicroelectronics NV                           5,379,050
         17,000         Suez Lyonnaise des Eaux#                        2,751,933
         19,000         Total SA, B Shares                              2,387,708
                                                                   --------------
                                                                       21,683,163
                                                                   --------------
GERMANY (5.7%)
          7,500         Allianz AG-Registered                           2,161,397
         51,111         Deutsche Bank AG-Registered                     3,421,094
         28,000         Metro AG                                        1,458,184
         27,000         Veba AG                                         1,479,430
                                                                   --------------
                                                                        8,520,105
                                                                   --------------
GREECE (0.9%)
         60,000         Hellenic Telecommunication Organization
                          SA                                            1,400,276
                                                                   --------------
HONG KONG (1.9%)
        220,000         Cheung Kong (Holdings) Ltd.                     1,833,909
         90,000         HSBC Holdings plc                               1,031,211
                                                                   --------------
                                                                        2,865,120
                                                                   --------------
HUNGARY (1.6%)
        430,000         Magyar Tavkozlesi RT                            2,356,722
                                                                   --------------
IRELAND (1.6%)
         52,000         Ryanair Holdings plc ADR*                       2,385,500
                                                                   --------------

See Notes to Schedules of Investments and Notes to Financial Statements.
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS  (CONCLUDED)                        SEPTEMBER 30, 1999

--------------------------------------------------------------------------------

  FACE/SHARE                            SECURITY
    AMOUNT                             DESCRIPTION                     VALUE
---------------------------------------------------------------------------------
                   INTERNATIONAL EQUITY PORTFOLIO (continued)
---------------------------------------------------------------------------------
COMMON STOCK (continued)
ISRAEL (0.8%)
         67,000         Koor Industries Ltd. ADR                   $    1,168,313
                                                                   --------------
ITALY (3.5%)
        230,000         ENI SpA                                         1,442,742
        150,000         San Paolo-IMI SpA#                              1,948,931
        210,000         Telecom Italia SpA                              1,824,966
                                                                   --------------
                                                                        5,216,639
                                                                   --------------
JAPAN (20.8%)
         98,000         Fujitsu Ltd.                                    3,055,978
         65,000         Honda Motor Co. Ltd.                            2,722,916
        100,000         Marui Co. Ltd.                                  1,867,250
            240         Nippon Telegraph & Telephone Corp.              2,953,034
         36,000         Secom Co. Ltd.#                                 3,212,270
         45,000         Seven-Eleven Japan Co. Ltd.                     3,951,938
          2,000         Shohkoh Fund & Co. Ltd.                         1,493,424
          3,800         Softbank Corp.                                  1,445,522
         23,000         Sony Corp.                                      3,437,035
         50,000         Takeda Chemical Industries                      2,700,373
         24,500         Takefuji Corp.                                  4,080,006
                                                                   --------------
                                                                       30,919,746
                                                                   --------------
KOREA, REPUBLIC OF SOUTH (1.0%)
         40,000         Korea Telecom Corp. ADR*#                       1,480,000
                                                                   --------------
MEXICO (2.0%)
        650,000         Grupo Elektra SA de CV-CPO                        306,006
        750,000         Telefonos de Mexico SA de CV Series L           2,684,238
                                                                   --------------
                                                                        2,990,244
                                                                   --------------
NETHERLANDS (7.1%)
         43,000         Koninklijke Ahold NV                            1,415,052
         23,000         Koninklijke Philips Electronics NV              2,314,755
         31,500         Royal Dutch Petroleum Co. - NY Registered
                          Shares                                        1,860,469
         40,000         Unilever NV-CVA                                 2,722,114
         36,000         United Pan-Europe Communications NV*            2,223,698
                                                                   --------------
                                                                       10,536,088
                                                                   --------------
NEW ZEALAND (0.2%)
        160,000         Tranz Rail Holdings Ltd.                          275,972
                                                                   --------------
NORWAY (1.3%)
        100,000         Petroleum Geo-Services ASA*                     1,876,872
                                                                   --------------
SINGAPORE (3.5%)
        300,000         DBS Group Holdings Ltd.*                        3,352,019
        115,000         Singapore Press Holdings Ltd.                   1,812,443
                                                                   --------------
                                                                        5,164,462
                                                                   --------------
SPAIN (3.5%)
        140,000         Banco Santander Central Hispano SA              1,447,747
  FACE/SHARE                            SECURITY
    AMOUNT                             DESCRIPTION                     VALUE
---------------------------------------------------------------------------------
                   INTERNATIONAL EQUITY PORTFOLIO (continued)
---------------------------------------------------------------------------------

COMMON STOCK (continued)
SPAIN (continued)
         55,000         Superdiplo SA*                             $    1,128,729
        160,000         Telefonica SA                                   2,561,087
                                                                   --------------
                                                                        5,137,563
                                                                   --------------
SWEDEN (1.7%)
         80,000         Telfonaktiebolaget LM Ericsson, Series B
                          ADR                                           2,500,000
                                                                   --------------
SWITZERLAND (2.8%)
            700         Nestle SA-Registerd Shares                      1,315,494
          1,900         Novartis AG-Registered Shares                   2,818,516
                                                                   --------------
                                                                        4,134,010
                                                                   --------------
TAIWAN (0.4%)
         25,950         ASE Test Ltd.*                                    629,288
                                                                   --------------
UNITED KINGDOM (15.8%)
        310,000         Amvescap plc                                    2,529,721
         63,000         ARM Holdings plc ADR*                           2,961,000
        150,000         BP Amoco plc                                    2,739,618
        128,000         British Telecommunications plc                  1,938,335
         25,000         Glaxo Wellcome plc ADR                          1,300,000
        420,000         Invensys plc                                    2,047,426
        200,000         Select Appointments Holdings plc*               3,382,897
         25,000         SmithKline Beecham plc ADR                      1,440,625
        400,000         TeleWest Communications plc*                    1,465,741
        155,000         Vodafone AirTouch plc                           3,670,775
                                                                   --------------
                                                                       23,476,138
                                                                   --------------

TOTAL COMMON STOCK (COST $122,810,493)                                141,338,168
                                                                   --------------
PREFERRED STOCK (2.3%)
BRAZIL (1.1%)
     18,000,000         Telecomunicacoes de Sao Paulo SA                1,612,524
                                                                   --------------
GERMANY (1.2%)
          4,000         SAP AG                                          1,793,443
                                                                   --------------

TOTAL PREFERRED STOCK (COST $3,459,811)                                 3,405,967
                                                                   --------------
MUTUAL FUND (1.1%)
        113,000         World Equity Benchmark Share (W.E.B.S.)-
                          Japan Index Series Fund# (cost
                          $1,537,930)                                   1,574,938
                                                                   --------------
REPURCHASE AGREEMENTS (1.5%)
      2,253,221         Deutsche Bank, 5.48%, 10/1/99 (cost
                          $2,253,221)**                                 2,253,221
                                                                   --------------

TOTAL INVESTMENTS (100.0%) (COST $130,061,455)                     $  148,572,294
                                                                   ==============

See Notes to Schedules of Investments and Notes to Financial Statements.
                                                           CORE TRUST (DELAWARE)

 NOTES TO SCHEDULES OF INVESTMENTS                            SEPTEMBER 30, 1999

--------------------------------------------------------------------------------

*  Non-income producing security.

+ Security that may be resold to "qualified institutional buyers" under rule 144A or offered pursuant to 4(2) of the Securities Act of 1933, as amended. This security has been determined to be liquid pursuant to procedures adopted by the Board of Trustees.

# Part or all of this investment is on loan. See Note 6 of Notes to Financial Statements.

** The Portfolios have invested in a joint repurchase agreement. The following represents the collateral on the Deutsche Bank joint repurchase agreement:
   U.S. Government Agency Securities, 5.00% - 9.00%, 5/15/16 - 12/15/28; with a total market value of $507,053,673.

++ As of September 30, 1999, $2,410,000 of U.S. Treasury Bills, 12/17/99, with a market value of $2,343,821 were pledged to cover margin requirements for open futures contracts.

## As of September 30, 1999, $885,000 of U.S. Treasury Bills, 12/17/99, with a market value of $860,851 were pledged to cover margin requirements for open futures contracts.

                                 ABBREVIATIONS
--------------------------------------------------------------------------------

ADR       American Depository Receipts
GDR       Global Depository Receipt
V/R       Variable Rate - These securities are deemed to
            have a maturity remaining until the next
            adjustment of the interest rate or the longer of
            the demand period or readjustment. The interest
            rates shown reflect the rate in effect on
            September 30, 1999.

See Notes to Financial Statements.                         CORE TRUST (DELAWARE)

                 (This page has been left blank intentionally.)

Norwest Advantage Funds
Sixth & Marquette
MAC N9305-109
Minneapolis, MN 55479




Shareholder Services
Minneapolis/St. Paul 1-612-667-8833
Elsewhere 1-800-338-1348

Norwest Investment Management, Inc.
Investment Adviser

Norwest Bank Minnesota, N.A.
Transfer Agent
Custodian

Forum Financial Services, Inc.
Manager and Distributor

-Copyright-1999 NORWEST ADVANTAGE FUNDS
NW AR (11/99)


This report is for distribution only to shareholders and may be distributed to others only if preceded or accompanied by current prospectuses of the Norwest Advantage Funds.

[logo]NORWEST
      ----------------------------
      ADVANTAGE FUNDS-Registered Trademark-